                              AMERICAN

                                           SKANDIA
                                                    TRUST

                              -----------------------------------------------
                                             SEMIANNUAL REPORT
                              -----------------------------------------------

                                               JUNE 30, 2002

                             AMERICAN SKANDIA TRUST
                            SCHEDULES OF INVESTMENTS
                           JUNE 30, 2002 (UNAUDITED)

                   AST STRONG INTERNATIONAL EQUITY PORTFOLIO
                    AST ALLIANCE GROWTH AND INCOME PORTFOLIO
                          AST JanCAP GROWTH PORTFOLIO
                           AST MONEY MARKET PORTFOLIO
                  AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
                      AST DeAM GLOBAL ALLOCATION PORTFOLIO
                       AST FEDERATED HIGH YIELD PORTFOLIO
                  AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                     AST PIMCO TOTAL RETURN BOND PORTFOLIO
                      AST INVESCO EQUITY INCOME PORTFOLIO
                      AST PBHG SMALL-CAP GROWTH PORTFOLIO
                    AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                    AST DeAM INTERNATIONAL EQUITY PORTFOLIO
                 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                         AST ALLIANCE GROWTH PORTFOLIO
                      AST JANUS OVERSEAS GROWTH PORTFOLIO
                 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
               AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
              AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                     AST GABELLI SMALL-CAP VALUE PORTFOLIO
                      AST MARSICO CAPITAL GROWTH PORTFOLIO
                      AST COHEN & STEERS REALTY PORTFOLIO
                  AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
               AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
                      AST DeAM SMALL-CAP GROWTH PORTFOLIO
                        AST MFS GLOBAL EQUITY PORTFOLIO
                            AST MFS GROWTH PORTFOLIO
                      AST MFS GROWTH WITH INCOME PORTFOLIO
                       AST ALGER ALL-CAP GROWTH PORTFOLIO
                       AST JANUS MID-CAP GROWTH PORTFOLIO
                   AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                      AST GABELLI ALL-CAP VALUE PORTFOLIO
                       AST DeAM LARGE-CAP VALUE PORTFOLIO
                    AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
                AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO
                   AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO
                            AST DeAM BOND PORTFOLIO
                      AST DeAM LARGE-CAP GROWTH PORTFOLIO
                       AST DeAM SMALL-CAP VALUE PORTFOLIO

AST STRONG INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 92.5%
AUSTRALIA -- 2.8%
    BHP Billiton Ltd. ................  1,069,100   $  6,181,711
    Foster's Group Ltd. ..............  1,827,100      4,841,250
                                                    ------------
                                                      11,022,961
                                                    ------------
BELGIUM -- 2.9%
    Fortis............................    293,500      6,284,337
    Interbrew SA......................    188,300      5,406,142
                                                    ------------
                                                      11,690,479
                                                    ------------
BRAZIL -- 0.4%
    Companhia Vale do Rio Doce
      [ADR]*..........................     53,000      1,466,510
                                                    ------------
CANADA -- 2.9%
    Encana Corp. .....................    228,160      7,005,813
    TransCanada PipeLines Ltd. .......    310,000      4,688,045
                                                    ------------
                                                      11,693,858
                                                    ------------
DENMARK -- 1.1%
    Danske Bank AS....................    235,000      4,327,158
                                                    ------------
FRANCE -- 10.8%
    Accor SA..........................    161,600      6,554,781
    BNP Paribas SA....................     78,000      4,313,946
    Groupe Danone.....................     56,000      7,698,735
    Suez Lyonnaise des Eaux SA........    226,000      6,026,488
    Thales SA.........................    187,000      7,941,493
    TotalFinaELF SA...................     65,100     10,569,998
                                                    ------------
                                                      43,105,441
                                                    ------------
GERMANY -- 7.8%
    Adidas-Salomon AG.................    101,100      8,307,428
    Allianz AG........................     19,240      3,884,940
    E.ON AG...........................    169,000      9,805,882
    Muenchener Rueckversicherungs-
      Gesellschaft AG.................     28,300      6,707,949
    Schering AG.......................     37,000      2,330,657
                                                    ------------
                                                      31,036,856
                                                    ------------
HONG KONG -- 3.6%
    China Mobile Ltd.*................  1,239,000      3,669,483
    HSBC Holdings PLC*................    225,200      2,584,122
    Hutchison Whampoa Ltd. ...........    524,000      3,913,351
    Swire Pacific Ltd. Cl-A...........    790,000      4,041,303
                                                    ------------
                                                      14,208,259
                                                    ------------
IRELAND -- 1.6%
    Ryanair Holdings PLC [ADR]*.......    182,000      6,346,522
                                                    ------------
ITALY -- 4.4%
    ENI SPA...........................    494,950      7,870,083
    Parmalat Finanziaria SPA..........  1,667,000      5,153,141
    UniCredito Italiano SPA...........    980,000      4,432,856
                                                    ------------
                                                      17,456,080
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
JAPAN -- 16.9%
    Asahi Breweries Ltd. .............    528,000   $  4,418,500
    Canon, Inc. ......................    189,000      7,143,319
    East Japan Railway Co. ...........      1,020      4,774,227
    Fuji Photo Film Co. Ltd. .........    160,000      5,166,197
    Hitachi Ltd. .....................    710,000      4,590,923
    Honda Motor Co. Ltd. .............     74,000      3,000,599
    Mitsubishi Heavy Industries
      Ltd. ...........................  1,738,000      5,263,764
    NTT DoCoMo, Inc. .................      1,220      3,002,768
    Secom Co. Ltd. ...................     99,000      4,856,826
    Seven-Eleven Japan Co. Ltd. ......    140,000      5,513,281
    Sony Corp. .......................     78,000      4,119,441
    Tokyo Gas Co. Ltd. ...............  1,650,000      4,584,249
    Toppan Printing Co. Ltd. .........    476,500      4,953,600
    Toyota Motor Corp. ...............    206,500      5,478,822
                                                    ------------
                                                      66,866,516
                                                    ------------
KOREA -- 2.2%
    Kookmin Bank [ADR]................     79,700      3,917,255
    KT Corp. [ADR]....................    219,300      4,747,845
                                                    ------------
                                                       8,665,100
                                                    ------------
MEXICO -- 3.2%
    America Movil Cl-L [ADR]..........    163,426      2,189,908
    Telefonos de Mexico SA............  3,454,500      5,488,467
    Wal-Mart de Mexico SA de CV
      Cl-C............................  2,113,600      4,884,067
                                                    ------------
                                                      12,562,442
                                                    ------------
NETHERLANDS -- 3.8%
    Koninklijke (Royal) Philips
      Electronics NV..................     40,200      1,122,390
    Koninklijke (Royal) Philips
      Electronics NV NY Reg. .........    129,400      3,571,440
    Royal Dutch Petroleum Co. NY
      Reg. ...........................    119,800      6,621,346
    Wolters Kluwer NV.................    198,200      3,762,263
                                                    ------------
                                                      15,077,439
                                                    ------------
SPAIN -- 2.3%
    Actividades de Construccion y
      Servicios SA....................     67,000      2,157,171
    Banco Santander Central Hispano
      SA..............................    653,400      5,188,326
    Telefonica SA*....................    220,536      1,851,358
                                                    ------------
                                                       9,196,855
                                                    ------------
SWEDEN -- 2.5%
    Autoliv, Inc. ....................    350,000      8,530,845
    Ericsson, (L.M.) Telephone Co.
      [ADR]*..........................  1,073,000      1,545,120
                                                    ------------
                                                      10,075,965
                                                    ------------

AST STRONG INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
SWITZERLAND -- 6.6%
    Julius Baer Holdings AG Cl-B......     17,500   $  5,027,215
    Nestle SA.........................     31,000      7,228,437
    Novartis AG [ADR].................    126,600      5,548,878
    STMicroelectronics NV.............    126,200      3,147,117
    Swiss Reinsurance.................     54,000      5,279,710
                                                    ------------
                                                      26,231,357
                                                    ------------
TAIWAN -- 1.0%
    ASE Test Ltd. [ADR]*..............    397,100      3,851,870
    Far Eastern Textile Ltd. [GDR]....     14,755         65,143
                                                    ------------
                                                       3,917,013
                                                    ------------
UNITED KINGDOM -- 15.7%
    Amvescap PLC......................    320,500      2,611,272
    Anglo American PLC................    262,000      4,357,148
    BAE Systems PLC...................    870,000      4,442,632
    Boots Co. PLC.....................  1,048,400     10,395,624
    BP PLC............................    558,800      4,693,365
    Compass Group PLC.................  1,026,800      6,229,386
    Diageo PLC........................    764,900      9,933,918
    GlaxoSmithKline PLC [ADR].........    103,000      4,443,420
    Lloyds TSB Group PLC..............    473,000      4,708,154
    Royal Bank of Scotland Group
      PLC.............................    235,000      6,662,805
    Tesco PLC.........................  1,129,000      4,104,485
                                                    ------------
                                                      62,582,209
                                                    ------------
TOTAL INVESTMENTS -- 92.5%
  (Cost $364,563,741).................               367,529,020
OTHER ASSETS LESS
  LIABILITIES -- 7.5%.................                30,009,977
                                                    ------------
NET ASSETS -- 100.0%..................              $397,538,997
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 2002:

                         CONTRACTS       IN
SETTLEMENT                   TO       EXCHANGE   CONTRACTS    UNREALIZED
MONTH           TYPE      DELIVER       FOR      AT VALUE    DEPRECIATION
-------------------------------------------------------------------------
07/02        Sell   SGD  1,299,059    $735,178   $735,336        $158
                                      ========   ========        ====

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2002. Percentages are based on net assets.

INDUSTRY
--------
Aerospace.............................................   3.1%
Airlines..............................................   1.6%
Automobile Manufacturers..............................   2.1%
Automobile Parts......................................   2.1%
Beverages.............................................   6.2%
Clothing & Apparal....................................   2.1%
Conglomerates.........................................   2.0%
Construction..........................................   0.5%
Consumer Products & Services..........................   1.3%
Electronic Components & Equipment.....................   4.6%
Financial-Bank & Trust................................  11.9%
Financial Services....................................   0.7%
Food..................................................   7.7%
Hotels & Motels.......................................   1.7%
Insurance.............................................   4.0%
Machinery & Equipment.................................   1.3%
Metals & Mining.......................................   3.0%
Office Equipment......................................   1.8%
Oil & Gas.............................................  10.4%
Pharmaceuticals.......................................   3.1%
Printing & Publishing.................................   2.2%
Retail & Merchandising................................   5.2%
Semiconductors........................................   1.8%
Telecommunications....................................   5.7%
Transportation........................................   1.2%
Utilities.............................................   5.2%
                                                        ----
Total.................................................  92.5%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 98.8%
BEVERAGES -- 2.8%
    Anheuser-Busch Companies,
      Inc. ........................     875,000   $   43,750,000
                                                  --------------
BUSINESS SERVICES -- 2.0%
    First Data Corp.@..............     830,000       30,876,000
                                                  --------------
CABLE TELEVISION -- 0.9%
    Comcast Corp. Cl-A*@...........     600,000       14,304,000
                                                  --------------
CHEMICALS -- 1.8%
    DuPont, (E.I.) de Nemours &
      Co. .........................     350,000       15,540,000
    Lyondell Chemical Co.@.........     850,000       12,835,000
                                                  --------------
                                                      28,375,000
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 0.5%
    Veritas Software Corp.*@.......     425,000        8,410,750
                                                  --------------
CONGLOMERATES -- 6.4%
    Philip Morris Co., Inc.@.......   1,060,000       46,300,800
    Tyco International Ltd.@.......   2,150,000       29,046,500
    United Technologies Corp. .....     355,000       24,104,500
                                                  --------------
                                                      99,451,800
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 2.9%
    Avon Products, Inc.@...........     850,000       44,404,000
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    Agere Systems, Inc. Cl-A*......           2                3
    General Electric Co. ..........     900,000       26,145,000
    Sanmina-SCI Corp.*@............   1,750,000       11,042,500
    Solectron Corp.*@..............   2,750,000       16,912,500
                                                  --------------
                                                      54,100,003
                                                  --------------
ENTERTAINMENT & LEISURE -- 0.9%
    Carnival Corp. ................     500,000       13,845,000
                                                  --------------
FINANCIAL-BANK & TRUST -- 11.3%
    Bank of America Corp. .........     840,000       59,102,400
    Bank One Corp.@................     800,000       30,784,000
    J.P. Morgan Chase & Co. .......   2,100,000       71,232,000
    MBNA Corp. ....................     450,000       14,881,500
                                                  --------------
                                                     175,999,900
                                                  --------------
FINANCIAL SERVICES -- 14.7%
    Citigroup, Inc. ...............   1,800,000       69,750,000
    Fannie Mae.....................     500,000       36,875,000
    Household International,
      Inc. ........................   1,150,000       57,155,000
    KeyCorp........................     400,000       10,920,000
    Merrill Lynch & Co., Inc. .....     750,000       30,375,000
    Washington Mutual, Inc.@.......     650,000       24,121,500
                                                  --------------
                                                     229,196,500
                                                  --------------
FOOD -- 1.6%
    Kroger Co.*....................   1,250,000       24,875,000
                                                  --------------
HEALTHCARE SERVICES -- 6.5%
    Cardinal Health, Inc.@.........     400,000       24,564,000
    HCA, Inc. .....................     500,000       23,750,000
    Tenet Healthcare Corp.*........     475,000       33,986,250
    WellPoint Health Networks,
      Inc.*........................     250,000       19,452,500
                                                  --------------
                                                     101,752,750
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
INSURANCE -- 4.1%
    ACE Ltd. ......................     400,000   $   12,640,000
    American International Group,
      Inc. ........................     450,000       30,703,500
    PMI Group, Inc.@...............     550,000       21,010,000
                                                  --------------
                                                      64,353,500
                                                  --------------
INTERNET SERVICES -- 1.2%
    Juniper Networks, Inc.*@.......   3,348,700       18,920,155
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
    Abbott Laboratories............     295,000       11,106,750
                                                  --------------
OIL & GAS -- 9.1%
    Apache Corp.@..................     124,900        7,179,252
    BP PLC [ADR]...................     950,000       47,965,500
    Exxon Mobil Corp. .............     313,500       12,828,420
    GlobalSantaFe Corp. ...........     200,000        5,470,000
    Kerr-McGee Corp. ..............     475,000       25,436,250
    Occidental Petroleum Corp. ....     427,500       12,820,725
    Phillips Petroleum Co. ........     275,000       16,192,000
    Transocean Sedco Forex,
      Inc.@........................     425,000       13,238,750
                                                  --------------
                                                     141,130,897
                                                  --------------
PHARMACEUTICALS -- 8.7%
    Pfizer, Inc. ..................   1,400,000       49,000,000
    Schering-Plough Corp. .........   1,400,000       34,440,000
    Wyeth..........................   1,000,000       51,200,000
                                                  --------------
                                                     134,640,000
                                                  --------------
RAILROADS -- 4.2%
    Burlington Northern Santa Fe
      Corp. .......................     425,000       12,750,000
    Union Pacific Corp. ...........     822,200       52,028,816
                                                  --------------
                                                      64,778,816
                                                  --------------
RETAIL & MERCHANDISING -- 0.9%
    Sears, Roebuck & Co.@..........     250,000       13,575,000
                                                  --------------
SEMICONDUCTORS -- 3.4%
    Altera Corp.*@.................   2,000,000       27,200,000
    Micron Technology, Inc.*@......   1,250,000       25,275,000
                                                  --------------
                                                      52,475,000
                                                  --------------
TELECOMMUNICATIONS -- 7.3%
    Amdocs Ltd.*@..................     696,200        5,256,310
    AT&T Corp. ....................   4,500,000       48,150,000
    BellSouth Corp. ...............     400,000       12,600,000
    Lucent Technologies, Inc.@.....   2,857,900        4,744,114
    QUALCOMM, Inc.*................     352,900        9,701,221
    SBC Communications, Inc. ......     800,000       24,400,000
    Sprint Corp. ..................     549,200        5,827,012
    Sprint Corp. (PCS Group)*@.....     557,600        2,492,472
                                                  --------------
                                                     113,171,129
                                                  --------------

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
UTILITIES -- 3.4%
    Ameren Corp.@..................     295,800   $   12,722,358
    Constellation Energy Group,
      Inc. ........................     550,000       16,137,000
    Dynegy, Inc.@..................   2,395,000       17,244,000
    Reliant Energy, Inc.@..........     434,940        7,350,486
                                                  --------------
                                                      53,453,844
                                                  --------------
TOTAL COMMON STOCK (Cost
  $1,769,951,200)..................                1,536,945,794
                                                  --------------
FOREIGN STOCK -- 0.3%
ELECTRONIC COMPONENTS & EQUIPMENT
    Flextronics International
      Ltd. -- (SGD)*
    (Cost $12,296,268).............     627,270        4,472,435
                                                  --------------
TOTAL INVESTMENTS -- 99.1%
  (Cost $1,782,247,468)............                1,541,418,229
OTHER ASSETS LESS
  LIABILITIES -- 0.9%..............                   14,609,170
                                                  --------------
NET ASSETS -- 100.0%...............               $1,556,027,399
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST JANCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 88.1%
AEROSPACE -- 0.5%
    General Dynamics Corp. .........     82,105   $    8,731,867
                                                  --------------
BEVERAGES -- 5.6%
    Coca-Cola Co.@..................  1,651,125       92,463,000
                                                  --------------
CLOTHING & APPAREL -- 4.6%
    Nike, Inc. Cl-B.................  1,407,475       75,511,034
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 6.6%
    Microsoft Corp.*................  1,985,520      108,607,944
                                                  --------------
CONGLOMERATES -- 0.5%
    Minnesota Mining & Manufacturing
      Co............................     68,875        8,471,625
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 1.1%
    Cendant Corp.*@.................  1,104,825       17,544,621
                                                  --------------
ENTERTAINMENT & LEISURE -- 11.7%
    AOL Time Warner, Inc.*@.........  4,976,662       73,206,698
    Viacom, Inc. Cl-B*..............  2,721,197      120,739,510
                                                  --------------
                                                     193,946,208
                                                  --------------
FINANCIAL-BANK & TRUST -- 4.1%
    Bank of America Corp. ..........    589,535       41,479,683
    Wells Fargo & Co. ..............    523,015       26,182,131
                                                  --------------
                                                      67,661,814
                                                  --------------
FINANCIAL SERVICES -- 14.4%
    Citigroup, Inc.@................  1,687,605       65,394,694
    Fannie Mae......................    128,755        9,495,681
    Goldman Sachs Group, Inc.@......    956,990       70,195,217
    Schwab, (Charles) Corp.@........  6,910,516       77,397,778
    SLM Corp. ......................    190,600       18,469,140
                                                  --------------
                                                     240,952,510
                                                  --------------
FOOD -- 0.8%
    Unilever NV NY Reg..............    205,790       13,335,192
                                                  --------------
HEALTHCARE SERVICES -- 8.7%
    Anthem, Inc.*@..................    710,075       47,915,861
    McKesson Corp.@.................    213,475        6,980,633
    UnitedHealth Group, Inc. .......     69,260        6,340,753
    WellPoint Health Networks,
      Inc.*@........................  1,067,185       83,037,664
                                                  --------------
                                                     144,274,911
                                                  --------------
INSURANCE -- 9.2%
    American International Group,
      Inc. .........................  1,542,760      105,262,514
    Marsh & McLennan Companies,
      Inc.@.........................    481,545       46,517,247
                                                  --------------
                                                     151,779,761
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.2%
    Medtronic, Inc. ................    180,410        7,730,569
    St. Jude Medical, Inc.*.........    621,770       45,917,714
                                                  --------------
                                                      53,648,283
                                                  --------------
OIL & GAS -- 7.2%
    Exxon Mobil Corp. ..............  2,921,475      119,546,757
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
PHARMACEUTICALS -- 3.8%
    Genentech, Inc.*@...............  1,210,130   $   40,539,355
    Pfizer, Inc. ...................    648,375       22,693,125
                                                  --------------
                                                      63,232,480
                                                  --------------
RETAIL & MERCHANDISING -- 4.0%
    Home Depot, Inc. ...............  1,803,850       66,255,411
                                                  --------------
SEMICONDUCTORS -- 0.3%
    NVIDIA Corp.*@..................    305,905        5,255,448
                                                  --------------
TELECOMMUNICATIONS -- 1.8%
    Nokia Corp. Cl-A [ADR]@.........  1,758,290       25,460,040
    QUALCOMM, Inc.*@................    163,315        4,489,529
                                                  --------------
                                                      29,949,569
                                                  --------------
TOTAL COMMON STOCK
  (Cost $1,713,678,331).............               1,461,168,435
                                                  --------------
                                         PAR
                                        (000)
                                        -----
CORPORATE OBLIGATIONS -- 2.1%
RETAIL & MERCHANDISING
    Amazon.com, Inc.
      4.75%, 02/01/09@
    (Cost $52,255,465)..............  $  51,851       34,027,219
                                                  --------------
SHORT-TERM INVESTMENTS -- 11.7%
COMMERCIAL PAPER -- 8.7%
    General Electric Capital Corp.
      1.97%, 07/01/02 ..............     63,700       63,700,000
    Prudential Funding LLC
      1.85%, 07/01/02...............     80,000       80,000,000
                                                  --------------
                                                     143,700,000
                                                  --------------
                                       SHARES
                                       ------
REGULATED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment Cash
      Fund..........................     19,698           19,698
    Temporary Investment Fund.......     19,698           19,698
                                                  --------------
                                                          39,396
                                                  --------------
                                         PAR
                                        (000)
                                        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.0%
    Federal Home Loan Bank
      1.68%, 07/01/02...............  $  25,000       25,000,000
      1.69%, 07/05/02...............     25,000       24,995,306
                                                  --------------
                                                      49,995,306
                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $193,734,702)...............                 193,734,702
                                                  --------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $1,959,668,498).............               1,688,930,356
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.9%)............                 (30,836,839)
                                                  --------------
NET ASSETS -- 100.0%................              $1,658,093,517
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
COMMERCIAL PAPER -- 53.3%
AUTOMOBILE MANUFACTURERS -- 0.9%
    Volkswagen of America, Inc.
      1.86%, 09/16/02++..............  $ 25,000  $   24,900,542
                                                 --------------
FINANCIAL -- BANK & TRUST -- 23.7%
    AB Spintab
      1.76%, 09/20/02................    59,500      59,264,380
    Allied Irish Banks Ltd.
      1.79%, 09/17/02................    88,000      87,658,707
    ANZ, Inc.
      1.80%, 07/29/02................    49,000      48,931,400
    Banca San Paolo
      2.12%, 10/09/02................    60,000      59,646,667
    Barclays US Funding Corp.
      1.79%, 08/06/02................    70,000      69,874,700
    Credit Suisse First Boston
      1.82%, 07/29/02................    50,000      49,929,222
    Den Norshe Bank
      1.80%, 08/23/02................   100,000      99,734,999
    Dexia Delaware LLC
      1.79%, 08/07/02................    50,000      49,908,014
    Govenor & Co. of Bank of Ireland
      1.85%, 09/04/02++..............    29,994      29,893,812
    Northern Rock PLC
      2.00%, 10/25/02................    50,000      49,677,778
    Svenska Handelsbanken
      1.78%, 07/31/02................    90,000      89,866,499
                                                 --------------
                                                    694,386,178
                                                 --------------
FINANCIAL SERVICES -- 23.3%
    BP Capital Markets PLC
      1.98%, 11/18/02................    85,000      84,345,500
    Caterpillar Financial Services
      Corp.
      1.83%, 07/09/02................    17,155      17,148,024
    General Electric Capital Corp.
      2.08%, 08/22/02................    34,162      34,059,362
      2.13%, 08/22/02................    24,850      24,773,545
    Goldman Sachs Group, Inc.
      2.02%, 11/13/02................    65,000      64,507,625
    KBC Financial Products
      1.80%, 08/08/02++..............    45,000      44,914,500
    Morgan Stanley Dean Witter
      1.80%, 07/17/02................   100,000      99,920,000
    Salomon Smith Barney Holdings
      1.78%, 08/14/02................    50,000      49,891,222
    Shell Finance Netherland
      1.91%, 10/22/02................    30,000      29,820,142
    Shell Finance United Kingdom
      1.91%, 10/30/02++..............    51,991      51,657,232
    Toyota Motor Credit Corp.
      1.77%, 07/18/02++..............    90,000      89,924,775
    USA Capital Corp.
      1.89%, 08/15/02................    50,000      49,881,875
    ZCM Matched Funding Corp.
      1.80%, 08/12/02++..............    40,000      39,916,000
                                                 --------------
                                                    680,759,802
                                                 --------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
INSURANCE -- 2.0%
    Irish Life & Permanent PLC
      2.00%, 11/14/02++..............  $ 60,000  $   59,546,667
                                                 --------------
UTILITIES -- 3.4%
    Commision Fed de Electric Corp.
      1.81%, 08/05/02................   100,000      99,824,028
                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,559,417,217)..............             1,559,417,217
                                                 --------------
CERTIFICATES OF DEPOSIT -- 19.4%
    American Express Centurion Bank
      1.84%, 10/03/02 [FRN]..........    20,000      20,000,000
    Canadian Imperial Bank
      1.755%, 09/30/02 [FRN].........   127,000     126,985,730
    Commerzbank
      1.91%, 07/08/02 [FRN]..........    30,000      30,000,170
      1.894%, 10/29/02 [FRN].........    60,000      59,999,022
    Deutsche Zentral Bank
      1.865%, 07/31/02...............   105,000     105,000,433
    Gillette Co.
      1.84%, 01/20/03 [FRN]..........    40,000      39,987,354
    Merrill Lynch & Co.
      1.839%, 05/30/03 [FRN].........    35,000      35,000,000
    Natexis Banques Populaires
      1.91%, 07/08/02................   100,000     100,000,000
    SouthTrust Bank
      1.81%, 07/25/02................    50,000      50,000,000
                                                 --------------
    (Cost $566,972,709)..............               566,972,709
                                                 --------------
TIME DEPOSIT -- 11.9%
    CDC Paris
      2.00%, 07/01/02................    87,400      87,400,000
    Fortis Funding LLC
      1.875%, 07/01/02...............    86,695      86,695,000
    Halifax PLC
      1.84%, 07/30/02................    86,000      86,000,000
    SouthTrust Bank
      2.00%, 07/01/02................    87,400      87,400,000
                                                 --------------
    (Cost $347,495,000)..............               347,495,000
                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.6%
    Federal Home Loan Bank
      1.60%, 07/01/02................   121,500     121,500,000
                                                 --------------
    Federal National Mortgage Assoc.
      1.80%, 09/05/02................    43,000      42,858,100
                                                 --------------
    (Cost $164,358,100)..............               164,358,100
                                                 --------------

AST MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
BANK LOAN OBLIGATIONS -- 4.8%
    Bear Stearns Co., Inc.
      2.03%, 04/03/02................  $ 45,000  $   45,000,000
      2.237%, 12/16/02...............    14,000      14,020,939
    Goldman Sachs Group, Inc.
      2.036%, 01/03/03 144A..........    40,000      40,000,000
    Northern Rock PLC
      1.90%, 02/14/03................    40,000      40,000,000
                                                 --------------
    (Cost $139,020,939)..............               139,020,939
                                                 --------------
CORPORATE OBLIGATIONS -- 3.3%
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
    General Electric Capital Corp.
      3.815%, 07/30/02...............    15,000      15,022,717
                                                 --------------
FINANCIAL SERVICES -- 2.8%
    Bear Stearns Co., Inc.
      2.365%, 10/11/02 [FRN].........    15,000      15,015,812
    Citigroup, Inc.
      1.81%, 07/12/02 [FRN]..........    50,000      49,999,999
    Lehman Brothers Holdings, Inc.
      2.78%, 07/15/02 [FRN]..........     5,800       5,801,367
      2.29%, 08/28/02 [FRN]..........    10,000      10,004,997
                                                 --------------
                                                     80,822,175
                                                 --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $95,844,892).................                95,844,892
                                                 --------------
                                        SHARES       VALUE
                                        ------       -----
REGULATED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment Cash Fund...    96,018  $       96,018
    Temporary Investment Fund........    96,017          96,017
                                                 --------------
    (Cost $192,035)..................                   192,035
                                                 --------------
TOTAL INVESTMENTS -- 98.3%
  (Cost $2,873,300,892)..............             2,873,300,892
OTHER ASSETS LESS
  LIABILITIES -- 1.7%................                50,972,352
                                                 --------------
NET ASSETS -- 100.0%.................            $2,924,273,244
                                                 ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

++ Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 11.65% of net assets.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 96.0%
AUTOMOTIVE PARTS -- 4.0%
    AutoNation, Inc.*..............   1,699,100   $   24,636,950
    Lear Corp.*....................     372,900       17,246,625
                                                  --------------
                                                      41,883,575
                                                  --------------
BROADCASTING -- 0.7%
    Belo Corp. Cl-A................     337,400        7,628,614
                                                  --------------
BUILDING MATERIALS -- 3.0%
    American Standard Companies,
      Inc.*........................     243,800       18,309,380
    Vulcan Materials Co. ..........     289,800       12,693,240
                                                  --------------
                                                      31,002,620
                                                  --------------
BUSINESS SERVICES -- 5.1%
    Fair, Isaac & Co., Inc.@.......     445,650       14,648,516
    Manpower, Inc.@................     629,200       23,123,100
    Viad Corp. ....................     595,500       15,483,000
                                                  --------------
                                                      53,254,616
                                                  --------------
CHEMICALS -- 1.5%
    Air Products & Chemicals,
      Inc. ........................     304,000       15,342,880
                                                  --------------
CLOTHING & APPAREL -- 3.5%
    Liz Claiborne, Inc. ...........     597,800       19,010,040
    Payless ShoeSource, Inc.*......     304,500       17,554,425
                                                  --------------
                                                      36,564,465
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 3.0%
    Cadence Design Systems,
      Inc.*........................     662,200       10,674,664
    Computer Associates
      International, Inc.@.........   1,109,500       17,629,955
    Sybase, Inc.*..................     237,900        2,509,845
                                                  --------------
                                                      30,814,464
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 0.7%
    USA Interactive*@..............     290,600        6,814,570
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.6%
    Parker-Hannifin Corp.@.........     136,300        6,513,777
                                                  --------------
ENTERTAINMENT & LEISURE -- 2.0%
    Brunswick Corp.@...............     533,300       14,932,400
    Regal Entertainment Group
      Cl-A*........................     239,700        5,589,804
                                                  --------------
                                                      20,522,204
                                                  --------------
FINANCIAL-BANK & TRUST -- 9.3%
    City National Corp. ...........     318,900       17,140,875
    Comerica, Inc. ................     212,900       13,072,060
    Cullen/Frost Bankers, Inc. ....     169,700        6,100,715
    Golden State Bancorp, Inc. ....     206,000        7,467,500
    GreenPoint Financial Corp. ....     284,500       13,968,950
    North Fork Bancorporation,
      Inc.@........................     308,200       12,269,442
    Southtrust Corp. ..............     550,900       14,389,508
    TCF Financial Corp. ...........     275,100       13,507,410
                                                  --------------
                                                      97,916,460
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
FINANCIAL SERVICES -- 8.9%
    AMBAC Financial Group, Inc. ...     281,650   $   18,926,880
    Federated Investors, Inc. .....     337,800       11,677,746
    H&R Block, Inc. ...............     269,400       12,432,810
    IndyMac Bancorp, Inc.*@........     683,100       15,492,708
    Lehman Brothers Holdings,
      Inc.@........................     319,100       19,950,132
    MBIA, Inc. ....................     244,200       13,804,626
                                                  --------------
                                                      92,284,902
                                                  --------------
FOOD -- 3.1%
    Archer Daniels Midland Co. ....   1,152,245       14,737,214
    Dean Foods Co.*@...............     471,200       17,575,760
                                                  --------------
                                                      32,312,974
                                                  --------------
HEALTHCARE SERVICES -- 7.9%
    Anthem, Inc.*@.................     266,400       17,976,672
    DaVita, Inc.*..................   1,002,600       23,861,880
    Lincare Holdings, Inc.*@.......     837,200       27,041,560
    Omnicare, Inc. ................     495,800       13,019,708
                                                  --------------
                                                      81,899,820
                                                  --------------
INSURANCE -- 13.1%
    Chubb Corp. ...................     191,200       13,536,960
    CIGNA Corp.@...................     227,900       22,202,018
    John Hancock Financial
      Services, Inc. ..............     187,200        6,589,440
    Loews Corp. ...................     458,600       24,301,213
    PartnerRe Ltd. ................     362,300       17,734,585
    Principal Financial Group,
      Inc.*........................     602,100       18,665,100
    Radian Group, Inc.@............     353,000       17,244,050
    XL Capital Ltd. Cl-A...........     198,300       16,796,010
                                                  --------------
                                                     137,069,376
                                                  --------------
INTERNET SERVICES -- 1.9%
    GTECH Holdings Corp.*..........     763,800       19,507,452
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Bard, (C.R.), Inc.@............     137,400        7,774,092
    Genzyme Corp.*.................     547,200       10,528,128
                                                  --------------
                                                      18,302,220
                                                  --------------
OFFICE EQUIPMENT -- 1.4%
    Pitney Bowes, Inc. ............     367,200       14,585,184
                                                  --------------
OIL & GAS -- 6.2%
    Apache Corp.@..................     253,750       14,585,550
    Noble Corp.*@..................     265,100       10,232,860
    Ocean Energy, Inc. ............     610,100       13,220,867
    Sunoco, Inc. ..................     417,300       14,868,399
    XTO Energy, Inc. ..............     554,900       11,430,940
                                                  --------------
                                                      64,338,616
                                                  --------------
PRINTING & PUBLISHING -- 3.2%
    Knight-Ridder, Inc. ...........     107,700        6,779,715
    Readers Digest Association,
      Inc. ........................     361,400        6,769,022
    Valassis Communications,
      Inc.*........................     534,100       19,494,650
                                                  --------------
                                                      33,043,387
                                                  --------------
RAILROADS -- 1.5%
    CSX Corp.@.....................     431,600       15,127,580
                                                  --------------

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
REAL ESTATE -- 4.1%
    Archstone-Smith Trust [REIT]...     625,800   $   16,708,860
    Avalonbay Communities, Inc.
      [REIT].......................     344,900       16,106,830
    Vornado Realty Trust [REIT]....     204,400        9,443,280
                                                  --------------
                                                      42,258,970
                                                  --------------
RESTAURANTS -- 1.6%
    Brinker International, Inc.*...     507,800       16,122,650
                                                  --------------
RETAIL & MERCHANDISING -- 2.9%
    Foot Locker, Inc.*@............   1,200,800       17,351,560
    May Department Stores Co. .....     397,900       13,102,847
                                                  --------------
                                                      30,454,407
                                                  --------------
TELECOMMUNICATIONS -- 1.3%
    Harris Corp. ..................     383,400       13,894,416
                                                  --------------
TRANSPORTATION -- 1.4%
    Teekay Shipping Corp. .........     398,000       14,690,180
                                                  --------------
UTILITIES -- 2.3%
    Equitable Resources, Inc. .....     423,000       14,508,900
    Exelon Corp. ..................     189,562        9,914,093
                                                  --------------
                                                      24,422,993
                                                  --------------
TOTAL COMMON STOCK
  (Cost $947,512,764)..............                  998,573,372
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
FOREIGN STOCK -- 3.7%
MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
    Mettler-Toledo International,
      Inc. -- (CHF)*...............     295,700   $   10,902,459
                                                  --------------
OIL & GAS -- 1.2%
    Talisman Energy,
      Inc. -- (CAD)................     270,900       12,231,135
                                                  --------------
RAILROADS -- 1.5%
    Canadian National Railway
      Co. -- (CAD)@................     289,000       14,970,200
                                                  --------------
TOTAL FOREIGN STOCK
  (Cost $35,342,183)...............                   38,103,794
                                                  --------------
SHORT-TERM INVESTMENTS -- 0.6%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund
    (Cost $5,959,432)..............   5,959,432        5,959,432
                                                  --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $988,814,379)..............                1,042,636,598
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.3%)...........                   (2,969,252)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,039,667,346
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM GLOBAL ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES         VALUE
                                        ------         -----
UNIT INVESTMENT TRUST -- 97.8%
REGULATED INVESTMENT COMPANIES
    AST DeAM Bond Portfolio*........   14,353,940   $146,697,263
    AST DeAM International Equity
      Portfolio*....................    3,937,799     38,826,702
    AST DeAM Large-Cap Growth
      Portfolio*....................    9,534,205     83,042,922
    AST DeAM Large-Cap Value
      Portfolio*....................   10,058,325     88,312,093
    AST DeAM Small-Cap Growth
      Portfolio*....................    1,046,516      6,373,280
    AST DeAM Small-Cap Value
      Portfolio*....................      734,128      7,010,921
                                                    ------------
TOTAL INVESTMENTS -- 97.8%
  (Cost $391,753,968)...............                 370,263,181
OTHER ASSETS LESS
  LIABILITIES -- 2.2%...............                   8,451,343
                                                    ------------
NET ASSETS -- 100.0%................                $378,714,524
                                                    ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
CORPORATE OBLIGATIONS -- 91.5%
ADVERTISING -- 0.4%
    Advanstar Communications, Inc.
      12.00%, 02/15/11................   $  1,725  $  1,405,875
    Advanstar, Inc.
      6.42%, 10/15/11 [STEP]..........      1,100       470,250
                                                   ------------
                                                      1,876,125
                                                   ------------
AEROSPACE -- 0.6%
    Alliant Techsystems, Inc.
      8.50%, 05/15/11.................      1,300     1,365,000
    Anteon Corp.
      12.00%, 05/15/09................      1,425     1,588,875
                                                   ------------
                                                      2,953,875
                                                   ------------
AUTOMOTIVE PARTS -- 3.9%
    Accuride Corp. Cl-B
      9.25%, 02/01/08.................        800       564,000
    Advance Stores Co., Inc.
      10.25%, 04/15/08................      1,375     1,450,625
    American Axle & Manufacturing,
      Inc.
      9.75%, 03/01/09.................      2,100     2,236,500
    Arvin Industries, Inc.
      6.75%, 03/15/08.................      1,400     1,377,138
      7.125%, 03/15/09................        775       766,801
    Collins & Aikman Products Corp.
      11.50%, 04/15/06................        800       768,000
      10.75%, 12/31/11................      2,450     2,462,250
    Dana Corp.
      9.00%, 08/15/11.................      1,200     1,182,000
    Lear Corp. Cl-B
      8.11%, 05/15/09.................      7,700     7,931,000
    United Auto Group, Inc.
      9.625%, 03/15/12 144A...........        775       790,500
                                                   ------------
                                                     19,528,814
                                                   ------------
BEVERAGES -- 1.0%
    Constellation Brands, Inc.
      8.00%, 02/15/08.................      3,625     3,733,750
    Cott Beverages, Inc.
      8.00%, 12/15/11.................      1,350     1,377,000
                                                   ------------
                                                      5,110,750
                                                   ------------
BROADCASTING -- 4.0%
    Ackerley Group, Inc.
      9.00%, 01/15/09.................        500       547,500
    Acme Television Co. Cl-B
      10.875%, 09/30/04 [VR]..........      2,175     2,207,625
    Clear Channel Communication Corp.
      8.00%, 11/01/08.................      6,800     6,782,999
    Clear Channel Communication Corp.
      Cl-B
      8.125%, 12/15/07................      1,250     1,218,750
    Fox/Liberty Networks LLC
      8.875%, 08/15/07................      1,650     1,730,438
      9.196%, 08/15/07 [STEP].........      5,675     5,809,781

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Liberty Media Group
      7.75%, 07/15/09.................   $  1,650  $  1,678,760
    UIH Australia Pacific, Inc. Cl-B
      14.00%, 05/15/06++++............      2,725       143,063
                                                   ------------
                                                     20,118,916
                                                   ------------
BUILDING MATERIALS -- 1.0%
    Associated Materials, Inc.
      9.75%, 04/15/12 144A............      1,025     1,060,875
    ISG Resources, Inc.
      10.00%, 04/15/08................      2,275     2,149,875
    NCI Building Systems, Inc. Cl-B
      9.25%, 05/01/09.................      1,800     1,836,000
                                                   ------------
                                                      5,046,750
                                                   ------------
BUSINESS SERVICES -- 0.4%
    Sitel Corp.
      9.25%, 03/15/06.................      2,175     2,033,625
    U.S. Office Products Co.
      9.75%, 06/15/08+,++++...........      4,475        55,938
                                                   ------------
                                                      2,089,563
                                                   ------------
CABLE TELEVISION -- 4.9%
    Charter Communications Holdings
      LLC
      8.625%, 04/01/09................        800       532,000
      10.00%, 04/01/09................      4,200     2,855,999
      13.309%, 01/15/11 [STEP]........      3,800     1,444,000
      12.151%, 04/01/11 [STEP]........      5,450     2,643,250
      10.00%, 05/15/11 144A...........      3,500     2,362,500
      11.75%, 05/15/11 [STEP].........      5,050     1,792,750
    CSC Holdings, Inc.
      7.875%, 12/15/07................      3,300     2,689,500
      8.125%, 07/15/09................      2,200     1,793,000
      9.875%, 02/15/13................        500       392,500
    Diamond Cable Communications PLC
      11.75%, 12/15/05+...............      5,000     1,425,000
    Lin Television Corp.
      8.00%, 01/15/08.................      1,100     1,105,500
    Rogers Cablesystems Ltd.
      11.00%, 12/01/15................        750       828,750
    TeleWest Communications PLC
      11.00%, 10/01/07................      3,275     1,293,625
      11.25%, 11/01/08................        525       207,375
      9.25%, 04/15/09 [STEP]..........      3,450     1,155,750
    United Pan-Europe Communication
      Corp.
      12.467%, 08/01/09 [STEP]++++....      6,549       736,763
      13.221%, 11/01/09 [STEP],++.....      3,125       351,563
                                                   ------------
                                                     23,609,825
                                                   ------------
CHEMICALS -- 2.8%
    Equistar Chemical Funding Corp.
      10.125%, 09/01/08...............      1,500     1,440,000
    Foamex L.P. Capital Corp.
      13.50%, 08/15/05................      2,650     2,689,750
      9.875%, 06/15/07................        325       290,875

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    General Chemical Industry
      Products, Inc.
      10.625%, 05/01/09...............   $    275  $    229,625
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09...............      1,200     1,062,000
    Lyondell Chemical Co.
      9.50%, 12/15/08.................      2,150     2,010,250
      10.875%, 05/01/09...............      2,975     2,603,125
    Texas Petrochemical Corp.
      11.125%, 07/01/06...............      2,125     1,731,875
    United Industries Corp. Cl-B
      9.875%, 04/01/09................      1,825     1,861,500
                                                   ------------
                                                     13,919,000
                                                   ------------
CLOTHING & APPAREL -- 1.2%
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07.................      1,725        10,350
    GFSI, Inc. Cl-B
      9.625%, 03/01/07................      2,175     1,903,125
    Pillowtex Corp.
      10.00%, 11/15/06+,++++..........      1,600        20,000
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07+,++++...........      1,825        22,813
    Russell Corp.
      9.25%, 05/01/10 144A............      1,325     1,368,063
    William Carter Co.
      10.875%, 08/15/11...............      2,400     2,627,999
                                                   ------------
                                                      5,952,350
                                                   ------------
COMPUTER HARDWARE -- 0.4%
    Seagate Technology HDD Holdings
      8.00%, 05/15/09.................      1,950     1,959,750
                                                   ------------
CONGLOMERATES -- 0.6%
    Eagle-Picher Industries, Inc.
      9.375%, 03/01/08................      3,550     2,999,750
                                                   ------------
CONSTRUCTION -- 0.9%
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07................      3,125     3,218,750
    Nortek, Inc.
      9.125%, 09/01/07................      1,225     1,249,500
                                                   ------------
                                                      4,468,250
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 6.8%
    Albecca, Inc.
      10.75%, 08/15/08................      4,000     4,369,999
    American Achievement Corp.
      11.625%, 01/01/07...............      1,900     1,966,500
    American Greetings Corp.
      11.75%, 07/15/08................      1,875     2,053,125
    American Safety Razor Co.
      9.875%, 08/01/05................        650       555,750
    Amscan Holdings, Inc.
      9.875%, 12/15/07................      1,800     1,629,000
    Cabot Safety Corp.
      12.50%, 07/15/05................      2,150     2,225,250
    Chattem, Inc. Cl-B
      8.875%, 04/01/08................      1,575     1,606,500

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Coinmach Corp.
      9.00%, 02/01/10 144A............   $  1,350  $  1,356,750
    Collins & Aikman Floor Coverings,
      Inc.
      9.75%, 02/15/10 144A............        850       871,250
    Diamond Brands Operating, Inc.
      12.83%, 04/15/09 [STEP]+,++++...      1,500        52,500
    Foamex L.P. Capital Corp.
      10.75%, 04/01/09 144A...........      1,025     1,050,625
    Glenoit Corp.
      11.00%, 04/15/07+,++++..........      2,000            20
    ICON Health & Fitness, Inc.
      11.25%, 04/01/12 144A...........      1,225     1,212,750
    Ingram Micro, Inc.
      9.875%, 08/15/08................      2,475     2,638,969
    Jostens, Inc.
      12.75%, 05/01/10................      1,600     1,736,000
    Levi Strauss & Co.
      11.625%, 01/15/08...............      2,325     2,255,250
    NBTY, Inc. Cl-B
      8.625%, 09/15/07................        650       650,000
    Playtex Products, Inc.
      9.375%, 06/01/11................      2,725     2,915,750
    Revlon Consumer Products Corp.
      8.625%, 02/01/08................      3,800     1,881,000
    Sleepmaster, Inc.
      11.00%, 05/15/09+,++++..........      1,000       215,000
    Volume Services America, Inc.
      11.25%, 03/01/09................      1,975     1,905,875
                                                   ------------
                                                     33,147,863
                                                   ------------
CONTAINERS & PACKAGING -- 2.8%
    Graham Packaging Co.
      5.552%, 01/15/08 [FRN]..........      1,225     1,084,125
      8.75%, 01/15/08.................        300       286,500
    Huntsman Packaging Corp.
      13.00%, 06/01/10................      2,100     2,205,000
    Owens-Brockway Glass Container,
      Inc.
      8.875%, 02/15/09 144A...........      1,150     1,155,750
    Owens-Illinois, Inc.
      7.85%, 05/15/04.................        325       312,000
      7.15%, 05/15/05.................      2,025     1,852,875
      8.10%, 05/15/07.................      1,000       935,000
      7.35%, 05/15/08.................      1,050       939,750
    Plastipak Holdings, Inc.
      10.75%, 09/01/11................      1,150     1,242,000
    Pliant Corp.
      13.00%, 06/01/10................      1,325     1,391,250
    Riverwood International Corp.
      10.625%, 08/01/07...............      2,200     2,326,500
    Russell-Stanley Holdings, Inc.
      9.00%, 11/30/08 144A............        273       205,264
                                                   ------------
                                                     13,936,014
                                                   ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Amphenol Corp.
      9.875%, 05/15/07................   $  1,400  $  1,463,000
    CMS Energy Corp.
      8.90%, 07/15/08.................        750       588,750
    Stoneridge, Inc.
      11.50%, 05/01/12 144A...........      1,975     2,019,438
    WESCO Distribution, Inc. Cl-B
      9.125%, 06/01/08................      2,625     2,572,500
                                                   ------------
                                                      6,643,688
                                                   ------------
ENTERTAINMENT & LEISURE -- 8.2%
    AMF Bowling Worldwide, Inc.
      13.00%, 02/28/08................      1,575     1,708,875
    Boyd Gaming Corp.
      8.75%, 04/15/12 144A............      1,475     1,482,375
    Coast Hotels & Casino
      9.50%, 04/01/09.................      1,150     1,213,250
    Florida Panthers Holdings, Inc.
      9.875%, 04/15/09................      2,075     2,158,000
    Isle of Capri Casinos, Inc.
      9.00%, 03/15/12 144A............      1,400     1,421,000
    Mandalay Resort Group
      10.25%, 08/01/07................      2,800     2,940,000
      9.50%, 08/01/08.................        875       929,688
      9.375%, 02/15/10................      1,750     1,828,750
    MGM Mirage, Inc.
      9.75%, 06/01/07.................      3,875     4,088,124
      8.50%, 09/15/10.................      2,925     3,055,514
    Park Place Entertainment Corp.
      9.375%, 02/15/07................        750       787,500
      7.875%, 03/15/10 144A...........      2,400     2,376,000
      8.125%, 05/15/11................      2,700     2,700,000
    Penn National Gaming, Inc. Cl-B
      11.125%, 03/01/08...............      1,000     1,080,000
    Premier Parks, Inc.
      9.75%, 06/15/07.................      1,600     1,656,000
      10.231%, 04/01/08 [STEP]........      4,250     4,101,249
    Regal Cinemas, Inc.
      9.375%, 02/01/12 144A...........      1,950     2,037,750
    Sun International Hotels Ltd.
      8.875%, 08/15/11 144A...........      1,300     1,329,250
    True Temper Sports, Inc.
      10.875%, 12/01/08...............      1,250     1,318,750
    Vail Resorts, Inc.
      8.75%, 05/15/09.................        425       431,375
    Venetian Casino Resort LLC
      11.00%, 06/15/10 144A...........      1,750     1,771,875
                                                   ------------
                                                     40,415,325
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
ENVIRONMENTAL SERVICES -- 2.8%
    Allied Waste North America Co.
      Cl-B
      7.625%, 01/01/06................   $  2,300  $  2,236,750
      8.875%, 04/01/08................        100        99,500
      8.50%, 12/01/08.................      3,150     3,110,625
      7.875%, 01/01/09................      2,500     2,406,250
      10.00%, 08/01/09................      4,150     4,118,875
    Synagro Technologies, Inc.
      9.50%, 04/01/09 144A............      1,775     1,828,250
                                                   ------------
                                                     13,800,250
                                                   ------------
FARMING & AGRICULTURE -- 0.9%
    AGCO Corp.
      9.50%, 05/01/08.................      1,500     1,597,500
    Dimon, Inc.
      8.875%, 06/01/06................        400       406,000
      9.625%, 10/15/11................        925       978,188
    Pilgrim's Pride Corp.
      9.625%, 09/15/11................      1,250     1,306,250
                                                   ------------
                                                      4,287,938
                                                   ------------
FINANCIAL SERVICES -- 2.1%
    Armkel Finance, Inc.
      9.50%, 08/15/09.................        975     1,009,125
    Caithness Coso Fund Corp.
      9.05%, 12/15/09.................      2,040     2,090,631
    PCA Finance Corp.
      11.875%, 08/01/09 144A..........        900       895,500
    Unifrax Investment Corp.
      10.50%, 11/01/03................      2,125     2,146,250
    Yell Finance BV
      10.75%, 08/01/11................      1,750     1,933,750
      13.50%, 08/01/11 [STEP].........      3,375     2,362,500
                                                   ------------
                                                     10,437,756
                                                   ------------
FOOD -- 4.1%
    Agrilink Foods, Inc.
      11.875%, 11/01/08...............      2,650     2,795,750
    American Seafood Group LLC
      10.125%, 04/15/10...............      1,800     1,827,000
    B&G Foods, Inc.
      9.625%, 08/01/07 144A...........      1,225     1,267,875
    Del Monte Foods Co. Cl-B
      9.25%, 05/15/11.................      3,125     3,234,375
    Dominos, Inc. Cl-B
      10.375%, 01/15/09...............      1,600     1,744,000
    Eagle Family Foods, Inc. Cl-B
      8.75%, 01/15/08.................      2,200     1,683,000
    Land O' Lakes, Inc.
      8.75%, 11/15/11 144A............      2,525     2,386,125
    Michael Foods, Inc.
      11.75%, 04/01/11................      1,750     1,916,250
    New World Pasta Co.
      9.25%, 02/15/09.................      1,825     1,779,375
    Smithfield Foods, Inc.
      8.00%, 10/15/09.................      1,650     1,670,625
                                                   ------------
                                                     20,304,375
                                                   ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
FURNITURE -- 0.2%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07................   $  1,125  $  1,141,875
                                                   ------------
HEALTHCARE SERVICES -- 4.3%
    Alliance Imaging, Inc.
      10.375%, 04/15/11...............      3,025     3,266,999
    Extendicare Health Services
      9.50%, 07/01/10.................        650       658,125
    HCA, Inc.
      6.91%, 06/15/05.................      2,950     3,052,395
      8.75%, 09/01/10.................      1,500     1,682,235
      7.875%, 02/01/11................      2,875     3,066,504
    Hudson Respiratory Care, Inc.
      9.125%, 04/15/08++++............      1,125       568,125
    InSight Health Services Corp.
      9.875%, 11/01/11................        675       681,750
    Magellan Health Services, Inc.
      9.375%, 11/15/07 144A...........      1,225       949,375
      9.00%, 02/15/08.................      2,225       812,125
    Manor Care, Inc.
      8.00%, 03/01/08.................      2,700     2,811,132
    Triad Hospitals, Inc.
      8.75%, 05/01/09.................      1,000     1,045,000
    US Oncology, Inc.
      9.625%, 02/01/12................      1,500     1,470,000
    Vanguard Health Systems, Inc.
      9.75%, 08/01/11.................      1,250     1,306,250
                                                   ------------
                                                     21,370,015
                                                   ------------
HOTELS & MOTELS -- 3.3%
    Courtyard by Marriott II Ltd. Cl-B
      10.75%, 02/01/08................        975       999,375
    Felcor Lodging L.P.
      9.50%, 09/15/08.................        675       681,750
      8.50%, 06/01/11.................        850       833,000
    Hilton Hotels Corp.
      7.625%, 05/15/08................      2,350     2,391,055
      8.25%, 02/15/11.................      1,000     1,037,050
    MeriStar Hospitality Corp.
      9.00%, 01/15/08 [REIT]..........        675       658,125
      9.125%, 01/15/11 [REIT].........      1,700     1,657,500
    RFS Partnership L.P.
      9.75%, 03/01/12 [REIT] 144A.....        600       606,000
    Starwood Hotels & Resorts
      Worldwide, Inc.
      6.75%, 11/15/05.................      2,575     2,545,465
      7.375%, 05/01/07 144A...........      5,000     4,984,249
                                                   ------------
                                                     16,393,569
                                                   ------------
INDUSTRIAL PRODUCTS -- 1.7%
    Continental Global Group, Inc.
      Cl-B
      11.00%, 04/01/07................      1,025       522,750
    Dresser, Inc.
      9.375%, 04/15/11................      1,100     1,127,500
      9.375%, 04/15/11................      1,150     1,178,750

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Hexcel Corp.
      7.00%, 08/01/03.................   $    491  $    385,435
      9.75%, 01/15/09.................      1,550     1,185,750
    Tekni-Plex, Inc.
      12.75%, 06/15/10 144A...........      1,000     1,040,000
      12.75%, 06/15/10................      3,000     3,120,000
                                                   ------------
                                                      8,560,185
                                                   ------------
MACHINERY & EQUIPMENT -- 2.4%
    Briggs & Stratton Corp.
      8.875%, 03/15/11................      2,125     2,241,875
    Clark Materials Handling Corp.
      Cl-D
      10.75%, 11/15/06+,++++..........      2,625           263
    Columbus McKinnon Corp.
      8.50%, 04/01/08.................      2,650     2,424,750
    Hanover Equipment Trust
      8.75%, 09/01/11 144A............      1,650     1,559,250
    Simonds Industries, Inc.
      10.25%, 07/01/08++++............        900       274,500
    United Rentals, Inc.
      10.75%, 04/15/08................      3,875     4,146,250
      9.25%, 01/15/09.................      1,400     1,365,000
                                                   ------------
                                                     12,011,888
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.4%
    Advanced Medical Optics, Inc.
      9.25%, 07/15/10 144A............        575       573,563
    Alaris Medical Systems
      9.75%, 12/01/06.................        650       648,375
      11.625%, 12/01/06...............      1,525     1,700,375
    CONMED Corp.
      9.00%, 03/15/08.................      2,975     3,086,563
    Fisher Scientific International,
      Inc.
      7.125%, 12/15/05................        500       500,000
      9.00%, 02/01/08.................      1,950     2,018,250
      9.00%, 02/01/08.................        500       517,500
    Hanger Orthopedic Group, Inc.
      10.375%, 02/15/09...............        950       999,875
      11.25%, 06/15/09................      2,925     2,998,125
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07................      4,050     4,049,999
                                                   ------------
                                                     17,092,625
                                                   ------------
METALS & MINING -- 1.5%
    Alltrista Corp.
      9.75%, 05/01/12 144A............        900       864,000
    California Steel Industries, Inc.
      8.50%, 04/01/09.................        525       532,875
    Compass Minerals Group, Inc.
      10.00%, 08/15/11................      1,500     1,582,500
    Murrin Murrin Holdings PTY
      9.375%, 08/31/07................        500       127,500
    Neenah Corp. Cl-B
      11.125%, 05/01/07...............      3,125     1,812,500
    Neenah Corp. Cl-F
      11.125%, 05/01/07...............      1,450       841,000

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Republic Technologies, Inc.
      13.75%, 07/15/09++++............   $  1,700  $    114,750
    Ryerson Tull, Inc.
      9.125%, 07/15/06................      1,550     1,526,750
                                                   ------------
                                                      7,401,875
                                                   ------------
OFFICE EQUIPMENT -- 1.6%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09................      2,925     3,085,875
    Global Imaging Systems, Inc.
      10.75%, 02/15/07................      1,300     1,313,000
    Xerox Corp.
      9.75%, 01/15/09 144A............      4,150     3,423,750
                                                   ------------
                                                      7,822,625
                                                   ------------
OIL & GAS -- 2.6%
    Compton Petroleum Corp.
      9.90%, 05/15/09 144A............      1,150     1,183,454
    Continental Resources, Inc.
      10.25%, 08/01/08................      3,075     2,782,875
    Lone Star Technologies, Inc.
      9.00%, 06/01/11.................      1,850     1,776,000
    Magnum Hunter Resources, Inc.
      9.60%, 03/15/12.................      1,100     1,133,000
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09...............      1,950     2,106,000
    Swift Energy Co.
      9.375%, 05/01/12................        950       907,250
    Tesoro Petroleum Corp.
      9.625%, 11/01/08................      3,275     3,062,125
                                                   ------------
                                                     12,950,704
                                                   ------------
PAPER & FOREST PRODUCTS -- 1.9%
    Georgia-Pacific Corp.
      7.50%, 05/15/06.................      2,250     2,162,813
      8.125%, 05/15/11................      4,150     3,952,874
    Riverwood International Corp.
      10.875%, 04/01/08...............        825       864,188
    Stone Container Corp.
      9.75%, 02/01/11.................      2,450     2,627,625
                                                   ------------
                                                      9,607,500
                                                   ------------
PRINTING & PUBLISHING -- 1.6%
    American Media Operation
      10.25%, 05/01/09................      2,275     2,400,125
    K-III Communications Corp.
      8.50%, 02/01/06.................        450       357,750
    Quebecor Media, Inc.
      11.125%, 07/15/11...............      1,800     1,791,000
      13.75%, 07/15/11 [STEP].........      1,700       994,500
    Vertis, Inc.
      10.875%, 06/15/09 144A..........      1,000       995,000
    Von Hoffman Corp.
      10.25%, 03/15/09 144A...........      1,175     1,210,250
    Ziff Davis Media, Inc.
      12.00%, 07/15/10................        900       229,500
                                                   ------------
                                                      7,978,125
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
REAL ESTATE -- 1.9%
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08................   $  5,600  $  5,390,000
    K. Hovnanian Enterprises, Inc.
      8.00%, 04/01/12 144A............        150       147,750
    Ventas Realty L.P. Capital Corp.
      9.00%, 05/01/12 144A............      1,100     1,127,500
    WCI Communities, Inc.
      10.625%, 02/15/11...............      2,800     2,954,000
                                                   ------------
                                                      9,619,250
                                                   ------------
RESTAURANTS -- 1.0%
    Advantica Restaurant Group, Inc.
      11.25%, 01/15/08................      1,750     1,373,750
    Buffets, Inc.
      11.25%, 07/15/10 144A...........      1,000       997,500
    Carrols Corp.
      9.50%, 12/01/08.................      2,875     2,831,875
                                                   ------------
                                                      5,203,125
                                                   ------------
RETAIL & MERCHANDISING -- 1.2%
    Community Distributors, Inc. Cl-B
      10.25%, 10/15/04................        500       327,500
    Michaels Stores, Inc.
      9.25%, 07/01/09.................      1,825     1,952,750
    Penney, (J.C.) Co., Inc.
      7.375%, 06/15/04................      1,800     1,802,250
      7.60%, 04/01/07.................      2,075     2,051,656
                                                   ------------
                                                      6,134,156
                                                   ------------
SEMICONDUCTORS -- 0.4%
    Fairchild Semiconductor Corp.
      10.375%, 10/01/07...............      2,150     2,225,250
                                                   ------------
TELECOMMUNICATIONS -- 7.2%
    Airgate PCS, Inc.
      13.633%, 10/01/09 [STEP]........      3,425       702,125
    Alamosa PCS Holdings, Inc.
      13.873%, 02/15/10 [STEP]........      5,975       926,125
    American Tower Corp.
      9.375%, 02/01/09................      1,025       563,750
    Block Communications, Inc.
      9.25%, 04/15/09 144A............        925       925,000
    Dolphin Telecom PLC
      14.00%, 05/15/09 [STEP]++++.....      3,200        16,320
    Echostar Broadband Corp.
      10.375%, 10/01/07...............      2,825     2,697,875
    Echostar DBS Corp.
      9.375%, 02/01/09................      2,950     2,758,250
    Global Crossing Holdings Ltd.
      9.50%, 11/15/09++++.............      4,375        54,688
    Horizon PCS, Inc.
      13.75%, 06/15/11 144A...........      2,000       670,000
    Loral Cyberstar, Inc.
      10.00%, 07/15/06................      2,250     1,507,500
    Millicom International Cellular,
      Inc.
      13.50%, 06/01/06................      3,625     1,286,875

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Nextel Communications, Inc.
      10.214%, 02/15/08 [STEP]........   $  6,500  $  3,022,499
      9.375%, 11/15/09................      8,575     4,394,687
    Nextel Partners, Inc.
      14.00%, 02/01/09 [STEP].........      1,235       327,275
      12.50%, 11/15/09................      1,075       456,875
      11.00%, 03/15/10................      2,425       982,125
    NTL, Inc. Cl-B
      11.50%, 02/01/06++++............      4,100     1,209,500
      9.316%, 04/01/08 [STEP]++++.....      7,825     2,151,875
    Panamsat Corp.
      8.50%, 02/01/12 144A............      2,900     2,704,917
    Pegasus Satellite, Inc.
      12.389%, 03/01/07 [STEP]........      1,450       427,750
    Rogers Cantel, Inc.
      8.80%, 10/01/07.................      2,500     1,862,500
    Telecommunications Techniques Co.
      9.75%, 05/15/08.................      4,925     1,009,625
    Tritel PCS, Inc.
      11.409%, 05/15/09 [STEP]........      3,250     2,608,125
    Triton PCS, Inc.
      11.658%, 05/01/08 [STEP]........      2,150     1,322,250
    Viatel, Inc.
      11.25%, 04/15/08++++............      1,100         3,850
      12.374%, 04/15/08 [STEP]++++....      2,250         7,875
      11.50%, 03/15/09................        500         1,750
    XM Satellite Radio, Inc.
      14.00%, 03/15/10................      1,625       934,375
                                                   ------------
                                                     35,536,361
                                                   ------------
TRANSPORTATION -- 1.8%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07................      2,900     2,276,500
    Ameritruck Distribution Corp. Cl-B
      12.25%, 11/15/05+,++++..........      1,950             0
    Holt Group, Inc.
      9.75%, 01/15/06+,++++...........      1,350        47,250
    Petroleum Helicopters, Inc.
      9.375%, 05/01/09 144A...........      2,425     2,509,875
    Stena AB
      10.50%, 12/15/05................      1,475     1,519,250
      8.75%, 06/15/07.................      2,675     2,634,875
                                                   ------------
                                                      8,987,750
                                                   ------------
UTILITIES -- 2.4%
    BRL Universal Equipment Corp.
      8.875%, 02/15/08................        950       964,250
    Calpine Corp.
      8.50%, 02/15/11.................      9,450     6,284,250
    CMS Energy Corp.
      7.50%, 01/15/09.................      4,625     3,815,625
      8.50%, 04/15/11.................      1,100       858,000
                                                   ------------
                                                     11,922,125
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $551,972,323).................              454,565,930
                                                   ------------
                                         SHARES       VALUE
                                         ------       -----
PREFERRED STOCK -- 1.7%
BROADCASTING -- 0.9%
    Sinclair Capital Cl-A 11.625%.....     47,225  $  4,828,756
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing System
      International 8.00%.............     65,622        25,074
    Electronic Retailing Systems
      International Cl-A [CVT]*.......        458             0
                                                   ------------
                                                         25,074
                                                   ------------
HEALTHCARE SERVICES -- 0.0%
    River Holding Corp. Cl-B
      11.50% [PIK]*...................      7,833       105,746
                                                   ------------
PRINTING & PUBLISHING -- 0.6%
    Primedia, Inc. Cl-D
      10.00%..........................     11,500       442,750
    Primedia, Inc. Cl-F
      9.20%...........................     26,250       958,125
    Primedia, Inc. Cl-H
      8.625%..........................     43,100     1,486,950
                                                   ------------
                                                      2,887,825
                                                   ------------
TELECOMMUNICATIONS -- 0.2%
    McLeodUSA, Inc. Cl-A [CVT]
      2.50%...........................     24,880        90,190
    Nextel Communications, Inc.
      13.00% [PIK]....................      1,546       456,070
    Nextel Communications, Inc. Cl-E
      11.125% [PIK]*..................      1,187       255,205
    Pegasus Communications Corp. Cl-A
      12.75% [PIK]*...................          1           181
                                                   ------------
                                                        801,646
                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $20,667,651)..................                8,649,047
                                                   ------------
                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)
                                        ---------
FOREIGN BONDS -- 1.4%
METALS & MINING -- 0.6%
    Euramax International PLC -- (GBP)
      11.25%, 10/01/06................      2,875     2,889,375
                                                   ------------
TELECOMMUNICATIONS -- 0.1%
    Call-Net Enterprises,
      Inc. -- (CAD)
      10.625%, 12/31/08...............      2,061       587,488
                                                   ------------
UTILITIES -- 0.7%
    Calpine Canada Energy -- (CAD)
      8.50%, 05/01/08.................      5,175     3,493,125
                                                   ------------
TOTAL FOREIGN BONDS
  (Cost $14,598,814)..................                6,969,988
                                                   ------------

AST FEDERATED HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 0.6%
ADVERTISING -- 0.0%
    Advanstar Holdings Corp.
      Warrants*.......................      1,100  $         11
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc. Warrants*...........      1,800        18,450
                                                   ------------
CONTAINERS & PACKAGING -- 0.0%
    Russell-Stanley Holdings, Inc.*...     39,000        39,000
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.0%
    Electronic Retailing Systems
      International Warrants*.........        875           875
    Systems Holdings, Inc.*...........     12,863         3,344
                                                   ------------
                                                          4,219
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.0%
    AMF Bowling Worldwide, Inc.*......      4,409       116,839
    AMF Bowling Worldwide, Inc. Cl-A
      Warrants*.......................     10,375        62,250
    AMF Bowling Worldwide, Inc. Cl-B
      Warrants*.......................     10,136        50,680
                                                   ------------
                                                        229,769
                                                   ------------
METALS & MINING -- 0.6%
    Horizon Natural Resources Co.*....    225,622     2,763,870
    Republic Technologies, Inc.
      Warrants*+......................      1,700            17
    Royal Oak Mines, Inc.*+,++++......     66,164             0
                                                   ------------
                                                      2,763,887
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.0%
    Pliant Corp. Warrants*............      1,000         2,000
                                                   ------------
PRINTING & PUBLISHING -- 0.0%
    Medianews Group, Inc.*............      1,000        92,625
                                                   ------------
TELECOMMUNICATIONS -- 0.0%
    Loral Cyberstar, Inc. Warrants*...     22,200        11,100
    McLeodUSA, Inc. Warrants*.........     55,131         6,891
    Sullivan Broadcasting Holdings,
      Inc.*...........................      2,400             0
    UIH Australia Warrants*+..........      3,100            31
    XM Satellite Radio Holdings, Inc.
      Warrants*.......................      2,000        15,500
                                                   ------------
                                                         33,522
                                                   ------------
TOTAL COMMON STOCK
  (Cost $11,108,810)..................                3,183,483
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
FOREIGN STOCK -- 0.0%
TELECOMMUNICATIONS
    Call-Net Enterprises, Inc. Cl-B --
      (CAD)*
    (Cost $1,188,981).................     99,066  $     34,425
                                                   ------------
SHORT-TERM INVESTMENTS -- 1.3%
REGULATED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment Cash Fund....     30,512        30,512
    Temporary Investment Fund.........     30,513        30,513
                                                   ------------
    (Cost $61,025)....................                   61,025
                                                   ------------
                                           PAR
                                          (000)
                                          -----
REPURCHASE AGREEMENTS -- 1.3%
    Greenwich Capital Markets, Inc.
      1.85% dated 06/28/02 maturing
      07/01/02, repurchase price
      $6,280,968
      (Collateralized by U.S. Treasury
      Notes, par value $4,529,000
      market value $6,410,046, due
      11/15/11)
    (Cost $6,280,000).................   $  6,280     6,280,000
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,341,025)...................                6,341,025
                                                   ------------
TOTAL INVESTMENTS -- 96.5%
  (Cost $605,877,604).................              479,743,898
OTHER ASSETS LESS
  LIABILITIES -- 3.5%.................               17,301,708
                                                   ------------
NET ASSETS -- 100.0%..................             $497,045,606
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
EQUITY INVESTMENTS -- 61.1%
COMMON STOCK -- 46.6%
ADVERTISING -- 0.0%
    Getty Images, Inc.*..............       3,100   $     67,487
    Lamar Advertising Co.*...........       1,600         59,536
                                                    ------------
                                                         127,023
                                                    ------------
AEROSPACE -- 0.3%
    MTC Tecnologies, Inc.*...........       3,000         57,000
    Raytheon Co. ....................      20,400        831,300
    Triumph Group, Inc.*.............       2,000         89,200
                                                    ------------
                                                         977,500
                                                    ------------
AIRLINES -- 0.1%
    Delta Air Lines, Inc. ...........       5,000        100,000
    Frontier Airlines, Inc.*.........       6,700         54,471
    SkyWest, Inc. ...................       3,200         74,848
    Southwest Airlines Co. ..........       6,787        109,678
                                                    ------------
                                                         338,997
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.4%
    Ford Motor Co.@..................      45,100        721,600
    General Motors Corp. ............       7,780        415,841
    Oshkosh Truck Corp. .............       2,000        118,220
                                                    ------------
                                                       1,255,661
                                                    ------------
AUTOMOTIVE PARTS -- 0.2%
    Arvinmeritor, Inc. ..............       1,800         43,200
    Autoliv, Inc. ...................       3,500         88,200
    Copart, Inc.*....................       7,050        114,422
    Delphi Automotive Systems
      Corp. .........................      11,419        150,730
    Goodyear Tire & Rubber Co.@......       6,000        112,260
    O' Reilly Automotive, Inc.*......       3,200         88,192
    Visteon Corp. ...................       7,594        107,835
                                                    ------------
                                                         704,839
                                                    ------------
BEVERAGES -- 1.2%
    Anheuser-Busch Companies,
      Inc. ..........................       9,300        465,000
    Coca-Cola Co. ...................      38,600      2,161,600
    PepsiCo, Inc. ...................      25,200      1,214,640
                                                    ------------
                                                       3,841,240
                                                    ------------
BROADCASTING -- 0.7%
    BARRA, Inc.*.....................       2,000         74,360
    Clear Channel Communications,
      Inc.*..........................       7,800        249,756
    Cox Radio, Inc. Cl-A*............       8,300        200,030
    Entercom Communications Corp.*...       1,200         55,080
    Hispanic Broadcasting Corp.*.....      33,500        874,350
    Liberty Media Corp. Cl-A*........      25,600        256,000
    News Corp. Ltd. [ADR]............       5,400        123,822
    Radio One, Inc. Cl-D*@...........       4,900         72,863
    Scripps, (E.W.) Co. Cl-A.........       1,000         77,000
    Westwood One, Inc.*..............       5,400        180,468
                                                    ------------
                                                       2,163,729
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
BUILDING MATERIALS -- 0.1%
    Insituform Technologies, Inc.*...       2,400   $     50,832
    Martin Marietta Materials
      Corp. .........................       1,500         58,500
    SCP Pool Corp.*..................       5,850        162,396
                                                    ------------
                                                         271,728
                                                    ------------
BUSINESS SERVICES -- 0.8%
    Accenture Ltd.*@.................       6,700        127,300
    ChoicePoint, Inc.*...............       1,066         48,471
    Corporate Executive Board Co.*...       5,000        171,250
    Dun & Bradstreet Corp.*..........       1,250         41,313
    Exult, Inc.*.....................     132,000        857,999
    First Data Corp.@................      13,200        491,040
    Forrester Research, Inc.*........       3,000         58,197
    G & K Services, Inc. ............       2,000         68,480
    Iron Mountain, Inc.*.............       2,350         72,498
    Manpower, Inc.@..................       3,700        135,975
    Networks Associates, Inc.*.......       3,000         57,810
    On Assignment, Inc.*.............       5,400         96,120
    Robert Half International,
      Inc.*..........................       6,500        151,450
                                                    ------------
                                                       2,377,903
                                                    ------------
CAPITAL GOODS -- 0.0%
    Harsco Corp. ....................       1,700         63,750
                                                    ------------
CHEMICALS -- 0.7%
    Agrium, Inc. ....................      17,300        162,620
    Arch Chemicals, Inc. ............       4,150        102,505
    Cabot Corp. .....................       6,500        186,225
    Cabot Microelectronics Corp.*@...         849         36,643
    Dow Chemical Co.@................      16,600        570,707
    DuPont, (E.I.) de Nemours &
      Co. ...........................      12,459        553,180
    Ecolab, Inc.@....................       3,400        157,182
    FMC Corp.*.......................         500         15,085
    Great Lakes Chemical Corp. ......       1,300         34,437
    IMC Global, Inc. ................       6,000         75,000
    Minerals Technologies, Inc. .....         900         44,388
    Potash Corp. of Saskatchewan,
      Inc.@..........................       2,500        166,750
    Symyx Technologies, Inc.*........       5,700         79,344
    Valspar Corp. ...................       1,300         58,682
                                                    ------------
                                                       2,242,748
                                                    ------------
CLOTHING & APPAREL -- 0.2%
    Abercrombie & Fitch Co. Cl-A*....       2,900         69,948
    American Eagle Outfitters,
      Inc.*..........................       1,800         38,052
    Coach, Inc.*@....................       1,800         98,820
    Liz Claiborne, Inc. .............       1,600         50,880
    Nike, Inc. Cl-B..................       5,900        316,535
    Ross Stores, Inc. ...............       2,500        101,875
    Too, Inc.*.......................       2,800         86,240
                                                    ------------
                                                         762,350
                                                    ------------
COMPUTER HARDWARE -- 1.1%
    Black Box Corp.*@................       2,200         89,606
    Dell Computer Corp.*.............      38,000        993,320
    EMC Corp.*.......................       7,300         55,115
    Hewlett-Packard Co. .............      41,085        627,779
    Insight Enterprises, Inc.*.......       3,500         88,165
    International Business Machines
      Corp.@.........................      12,350        889,200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Lexmark International, Inc.*@....       7,200   $    391,680
    National Instruments Corp.*......       1,500         48,840
    Storage Technology Corp.*........       4,900         78,253
                                                    ------------
                                                       3,261,958
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 2.8%
    Adobe Systems, Inc. .............       4,800        136,800
    Affiliated Computer Services,
      Inc. Cl-A*@....................       1,600         75,968
    BEA Systems, Inc.*...............       5,900         56,109
    Brocade Communications Systems,
      Inc.*..........................      10,700        187,036
    Cadence Design Systems, Inc.*....       3,700         59,644
    Ceridan Corp.*...................       3,100         58,838
    Cisco Systems, Inc.*.............     102,200      1,425,690
    DST Systems, Inc.*...............       2,200        100,562
    Eclipsys Corp.*..................       3,000         19,677
    Electronic Arts, Inc.*...........       1,500         99,075
    Electronic Data Systems Corp. ...       7,600        282,340
    Extreme Networks, Inc.*..........       6,100         59,597
    FactSet Research Systems,
      Inc. ..........................       2,000         59,540
    Global Payments, Inc. ...........       2,000         59,500
    Henry, (Jack) & Associates,
      Inc. ..........................       3,600         60,084
    HNC Software, Inc.*..............       6,100        101,870
    Mercury Interactive Corp.*@......       4,000         91,840
    Microsoft Corp.*.................      77,800      4,255,660
    Netegrity, Inc.*.................      10,200         62,832
    Openwave Systems, Inc.*..........      11,600         65,076
    Oracle Corp.*....................      54,700        518,009
    Serena Software, Inc.*...........       4,300         58,898
    Siebel Systems, Inc.*............       9,100        129,402
    Sun Microsystems, Inc.*..........      12,700         63,627
    SunGard Data Systems, Inc.*@.....       4,900        129,752
    Symantec Corp.*@.................       3,500        114,975
    Tech Data Corp.*.................       2,000         75,700
    The BISYS Group, Inc.*...........       2,000         66,600
    THQ, Inc.*.......................       1,350         40,257
    Tibco Software, Inc.*............       7,400         41,144
    Veritas Software Corp.*@.........       9,800        193,942
    Websense, Inc.*..................       2,000         51,140
                                                    ------------
                                                       8,801,184
                                                    ------------
CONGLOMERATES -- 1.5%
    Honeywell International, Inc. ...      32,300      1,137,929
    ITT Industries, Inc. ............       2,000        141,200
    Minnesota Mining & Manufacturing
      Co. ...........................       7,900        971,700
    Philip Morris Co., Inc. .........      41,100      1,795,248
    Tyco International Ltd.@.........      53,500        722,785
                                                    ------------
                                                       4,768,862
                                                    ------------
CONSTRUCTION -- 0.1%
    D.R. Horton, Inc.@...............       3,214         83,660
    Toll Brothers, Inc.*@............       3,000         87,900
                                                    ------------
                                                         171,560
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 2.1%
    Clorox Co.@......................       6,056        250,416
    Colgate-Palmolive Co.@...........       7,700        385,385

                                         SHARES        VALUE
                                         ------        -----
    Dollar Thrifty Automotive
      Group*.........................       3,600   $     93,240
    Eastman Kodak Co.@...............       4,100        119,597
    Fortune Brands, Inc. ............       3,700        207,200
    Gillette Co. ....................      13,600        460,632
    Johnson & Johnson Co. ...........      41,546      2,171,193
    Lancaster Colony Corp. ..........       2,050         73,103
    Mohawk Industries, Inc.*.........       1,500         92,295
    National Presto Industries,
      Inc. ..........................       2,500         80,000
    Procter & Gamble Co. ............      23,400      2,089,620
    R.J. Reynolds Tobacco Holdings,
      Inc. ..........................       1,800         96,750
    Safelite Glass Corp. Cl-A
      Warrants*......................       3,162              0
    Safelite Glass Corp. Cl-B*.......       1,290          2,503
    Safelite Glass Corp. Cl-B
      Warrants*......................       2,108              0
    ServiceMaster Co. ...............       5,800         79,576
    USA Interactive*.................      17,600        412,720
                                                    ------------
                                                       6,614,230
                                                    ------------
CONTAINERS & PACKAGING -- 0.0%
    Smurfit-Stone Container
      Corp.*@........................       5,100         78,642
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.4%
    AVX Corp. .......................       7,200        117,576
    Brooks-PRI Automation, Inc.*.....         780         19,937
    Cable Design Techologies
      Corp.*.........................       2,500         25,625
    Cooper Industries, Inc.*.........       7,100        279,030
    Emerson Electric Co. ............       4,400        235,444
    General Electric Co. ............      81,400      2,364,670
    General Motors Corp. Cl-H*.......      12,900        134,160
    Gentex Corp.*....................       1,900         52,193
    Hitachi Ltd. [ADR]...............         700         44,919
    Jabil Circuit, Inc.*.............      18,000        379,980
    Koninklijke (Royal) Philips
      Electronics NV NY Reg..........           0             12
    Littelfuse, Inc.*................       2,600         60,138
    Plexus Corp.*....................       6,800        123,080
    Rockwell Automation, Inc. .......       2,900         57,942
    Sanmina-SCI Corp.*...............      18,708        118,047
    Technitrol, Inc. ................       1,500         34,950
    Ultimate Electronics, Inc.*......       5,800        150,278
    Vishay Intertechnology, Inc.*....       4,500         99,000
                                                    ------------
                                                       4,296,981
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.6%
    AOL Time Warner, Inc.*...........      37,100        545,741
    Brunswick Corp. .................       1,300         36,400
    Carnival Corp. ..................       7,700        213,213
    Macrovision Corp.*...............       6,200         81,282
    Mandalay Resort Group*@..........       2,400         66,168
    Mikohn Gaming Corp.
      Warrants*144A..................          75              0
    Park Place Entertainment
      Corp.*.........................       9,400         96,350
    Six Flags, Inc.*@................       5,400         78,030
    The Walt Disney Co. .............      35,392        668,909
    Travelcenters of America*........         525          5,381
                                                    ------------
                                                       1,791,474
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.2%
    Waste Management, Inc. ..........      18,359        478,252
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL-BANK & TRUST -- 3.6%
    Australia & New Zealand Banking
      Group Ltd. [ADR]...............       3,000   $    162,750
    Banco Bradesco SA[ADR]...........       6,600        130,350
    Banco Santiago SA [ADR]..........      12,800        222,080
    Bank of America Corp. ...........      32,160      2,262,778
    Commerce Bancshares, Inc. .......       2,770        122,545
    Compass Bancshares, Inc. ........       4,500        151,200
    East West Bancorp, Inc. .........       2,800         96,656
    FleetBoston Financial Corp. .....      32,556      1,053,187
    Huntington Bancshares, Inc. .....      17,400        337,908
    J.P. Morgan Chase & Co. .........      29,688      1,007,017
    M&T Bank Corp. ..................       1,500        128,640
    Mercantile Bankshares Corp. .....       3,300        135,399
    National Commerce Financial
      Corp. .........................       4,900        128,870
    North Fork Bancorporation,
      Inc.@..........................       2,900        115,449
    Peoples Heritage Financial Group,
      Inc. ..........................       3,800         98,876
    Popular, Inc. ...................       3,400        114,512
    Southwest Bancorporation of
      Texas, Inc.*...................       2,700         97,794
    TCF Financial Corp. .............       2,400        117,840
    Texas Regional Bancshares, Inc.
      Cl-A...........................       1,900         94,257
    U.S. Bancorp.....................     103,600      2,419,059
    UCBH Holdings, Inc. .............       3,000        114,030
    Uniao de Bancos Brasileiros SA
      [ADR]..........................       7,200        118,800
    Wachovia Corp. ..................      49,000      1,870,820
    Wilmington Trust Corp. ..........       3,000         91,500
                                                    ------------
                                                      11,192,317
                                                    ------------
FINANCIAL SERVICES -- 3.5%
    Affiliated Managers Group,
      Inc.*@.........................       1,500         92,250
    AMBAC Financial Group, Inc. .....       2,500        168,000
    Citigroup, Inc. .................      71,141      2,756,713
    Concord EFS, Inc.*...............      10,600        319,484
    Eaton Vance Corp. ...............       2,000         62,400
    Edwards, (A.G.), Inc. ...........       1,850         71,910
    Fannie Mae.......................      14,700      1,084,125
    Federated Investors, Inc. .......       3,000        103,710
    Franklin Resources, Inc. ........       8,300        353,912
    Freddie Mac......................      11,200        685,440
    Goldman Sachs Group, Inc.@.......       9,400        689,490
    Investment Technology Group,
      Inc.*..........................       1,750         57,225
    Investors Financial Service
      Corp. .........................       3,300        110,682
    KeyCorp..........................      69,300      1,891,890
    Legg Mason, Inc.@................       1,400         69,076
    Merrill Lynch & Co., Inc. .......      14,900        603,450
    Moody's Corp. ...................       2,500        124,375
    Morgan Stanley Dean Witter &
      Co. ...........................       6,200        267,096
    Prudential Financial, Inc.*......      11,300        376,968
    Schwab, (Charles) Corp. .........      24,300        272,160
    SLM Corp.@.......................       2,600        251,940
    Triad Guaranty, Inc.*............       2,200         95,766
    Waddell & Reed Financial, Inc.
      Cl-A...........................       7,200        165,024
                                                    ------------
                                                      10,673,086
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FOOD -- 0.5%
    American Italian Pasta Co.
      Cl-A*..........................         700   $     35,693
    Dean Foods Co.*..................       2,600         96,980
    General Mills, Inc. .............       9,400        414,353
    Heinz, (H.J.) Co. ...............       3,750        154,125
    Kraft Foods, Inc. Cl-A...........       3,500        143,325
    Performance Food Group Co.*......       2,500         84,650
    Sysco Corp. .....................      13,600        370,192
    The J.M. Smucker Co. ............         434         14,812
    Tootsie Roll Industries, Inc. ...       2,481         95,667
    Whole Foods Market, Inc.*........       1,900         91,618
    Wrigley, (Wm., Jr.) Co. .........       2,700        149,445
                                                    ------------
                                                       1,650,860
                                                    ------------
FURNITURE -- 0.0%
    Cost Plus, Inc.*.................       2,300         70,056
    Furniture Brands International,
      Inc.*..........................       2,200         66,550
                                                    ------------
                                                         136,606
                                                    ------------
HEALTHCARE SERVICES -- 1.4%
    Accredo Health, Inc.*............       2,000         92,280
    Amgen, Inc.*.....................      17,200        720,336
    Anthem, Inc.*....................       3,200        215,936
    Cardinal Health, Inc.@...........       7,750        475,928
    Caremark Rx, Inc.*@..............       5,900         97,350
    Community Health Systems,
      Inc.*..........................       3,000         80,400
    DaVita, Inc.*....................       2,500         59,500
    First Health Group Corp.*@.......       3,200         89,728
    HCA, Inc. .......................       7,200        342,000
    Laboratory Corp. of America
      Holdings*@.....................      20,700        944,954
    McKesson Corp.@..................       6,100        199,470
    Omnicare, Inc. ..................       6,600        173,316
    Triad Hospitals, Inc.*@..........       1,478         62,638
    Unilab Corp.*....................       2,800         76,692
    United Surgical Partners
      International, Inc.*...........       2,000         61,960
    UnitedHealth Group, Inc. ........       6,500        595,075
    WellPoint Health Networks,
      Inc.*..........................       1,600        124,496
                                                    ------------
                                                       4,412,059
                                                    ------------
HOTELS & MOTELS -- 0.1%
    LaSalle Hotel Properties Co.
      [REIT].........................       4,800         75,600
    Marriott International, Inc.
      Cl-A@..........................       5,400        205,470
                                                    ------------
                                                         281,070
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.3%
    Actuant Corp. ...................      15,900        655,875
    Crane Co. .......................       5,200        131,976
                                                    ------------
                                                         787,851
                                                    ------------
INSURANCE -- 2.6%
    Allmerica Financial Corp. .......      12,200        563,640
    American International Group,
      Inc. ..........................      36,530      2,492,442
    AON Corp. .......................       1,700         50,116
    Arthur J. Gallagher & Co. .......       2,500         86,625
    Berkshire Hathaway, Inc.*........           2        133,600
    CIGNA Corp. .....................       2,600        253,292
    Hooper Holmes, Inc. .............       8,400         67,200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Horace Mann Educators Corp. .....       3,000   $     56,010
    John Hancock Financial Services,
      Inc. ..........................       4,800        168,960
    Loews Corp. .....................       2,800        148,372
    Marsh & McLennan Companies,
      Inc.@..........................       3,900        376,740
    Max Re Capital Ltd.*.............      13,300        179,550
    Mercury General Corp. ...........      18,700        906,950
    Nationwide Financial Services,
      Inc. ..........................       5,200        205,400
    PMI Group, Inc.@.................       1,600         61,120
    Principal Financial Group,
      Inc.*..........................      13,900        430,900
    Protective Life Corp. ...........       2,000         66,200
    Radian Group, Inc.@..............       2,400        117,240
    Safeco Corp. ....................      24,100        744,449
    Safelite Realty Corp.+...........          87              0
    StanCorp Financial Group,
      Inc. ..........................       2,000        111,000
    The Hartford Financial Services
      Group, Inc. ...................       5,200        309,244
    Travelers Property Casualty
      Corp.*.........................       5,900        104,430
    UnumProvident Corp. .............       5,900        150,155
    XL Capital Ltd. Cl-A.............       2,900        245,630
                                                    ------------
                                                       8,029,265
                                                    ------------
INTERNET SERVICES -- 0.3%
    CNET Networks, Inc.*.............      59,100        117,609
    Digital Insight Corp.*...........       4,100         67,445
    Earthlink, Inc.*.................       8,000         53,760
    eBay, Inc.*@.....................       1,600         98,592
    Juniper Networks, Inc.*@.........       4,800         27,120
    KPMG Consulting, Inc.*...........      13,600        202,096
    Macromedia, Inc.*................       2,000         17,740
    Meredith Corp. ..................         600         23,010
    Oak Technology, Inc.*............       7,900         35,787
    Ticketmaster*....................       5,000         93,550
    VeriSign, Inc.*@.................      22,600        162,494
                                                    ------------
                                                         899,203
                                                    ------------
MACHINERY & EQUIPMENT -- 0.5%
    Baker Hughes, Inc.@..............       6,300        209,727
    Caterpillar, Inc.@...............       7,500        367,125
    Danaher Corp.@...................       8,100        537,435
    Kaydon Corp. ....................       2,200         51,942
    Nordson Corp. ...................       2,200         54,252
    Pall Corp. ......................       5,800        120,350
    Tecumseh Products Co. Cl-A.......       1,400         74,312
                                                    ------------
                                                       1,415,143
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Abbott Laboratories..............      21,700        817,004
    Advanced Neuromodulation Systems,
      Inc.*..........................       1,500         45,750
    American Medical Systems
      Holdings, Inc.*................       3,300         66,198
    AmerisourceBergen Corp.@.........       4,300        326,800
    Apogent Technologies, Inc.*......       3,700         76,109
    Baxter International, Inc. ......      17,200        764,540
    Boston Scientific Corp.*.........       6,700        196,444
    Computer Programs and Systems,
      Inc.*..........................       1,000         21,530

                                         SHARES        VALUE
                                         ------        -----
    Cytyc Corp.*.....................       5,900   $     44,958
    Deltagen, Inc.*..................       4,000          9,800
    DENTSPLY International, Inc. ....       2,550         94,121
    Guidant Corp.*...................       7,200        217,656
    Invitrogen Corp.*................       1,562         50,000
    Medtronic, Inc. .................      10,700        458,495
    Patterson Dental Co.*............       1,500         75,495
    St. Jude Medical, Inc.*..........       2,600        192,010
    STERIS Corp.*....................       4,000         76,440
    Techne Corp.*....................       2,400         67,728
                                                    ------------
                                                       3,601,078
                                                    ------------
METALS & MINING -- 0.5%
    Alcoa, Inc. .....................      12,900        427,635
    Cleveland-Cliffs, Inc. ..........       1,500         41,400
    Companhia Vale do Rio Doce
      [ADR]*.........................       7,000        181,650
    Inco Ltd.*@......................       4,400         99,616
    Newmont Mining Corp.@............       8,459        222,725
    Nucor Corp. .....................       6,800        442,272
    Phelps Dodge Corp.@..............       5,200        214,240
                                                    ------------
                                                       1,629,538
                                                    ------------
OFFICE EQUIPMENT -- 0.2%
    Herman Miller, Inc. .............       5,500        111,650
    Pitney Bowes, Inc. ..............       5,900        234,348
    Xerox Corp. .....................      24,500        170,765
                                                    ------------
                                                         516,763
                                                    ------------
OIL & GAS -- 3.9%
    Amerada Hess Corp.@..............       2,300        189,750
    Anadarko Petroleum Corp. ........       4,006        197,496
    BP PLC [ADR].....................      10,800        545,292
    ChevronTexaco Corp.@.............      21,161      1,872,749
    ENI Co. SPA [ADR]................       4,000        320,000
    ENSCO International, Inc. .......       2,400         65,424
    Exxon Mobil Corp. ...............      90,766      3,714,144
    FMC Technologies, Inc.*..........       5,959        123,709
    Marathon Oil Corp. ..............      13,100        355,272
    National Fuel Gas Co. ...........       3,400         76,534
    Newfield Exploration Co.*........       2,600         96,642
    Noble Corp.*@....................       3,100        119,660
    Ocean Energy, Inc. ..............       4,700        101,849
    Patterson-UTI Energy, Inc.*......       4,000        112,920
    Petroleo Brasileiro SA [ADR].....      10,900        189,660
    Pioneer Natural Resources Co.*...       3,700         96,385
    Pride International, Inc.*@......       3,400         53,244
    Royal Dutch Petroleum Co.
      NY Reg. .......................      19,100      1,055,657
    Schlumberger Ltd. ...............       8,200        381,300
    Shell Transport & Trading Co.
      [ADR]..........................       5,100        229,551
    Tom Brown, Inc.*.................       3,500         99,225
    TotalFinaElf SA [ADR]............      10,707        866,196
    Transocean Sedco Forex, Inc. ....       6,339        197,460
    Unocal Corp. ....................      12,400        458,056
    Valero Energy Corp.@.............       1,500         56,130

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    WGL Holdings, Inc. ..............       3,000   $     77,700
    Williams Companies, Inc. ........       7,000         41,930
                                                    ------------
                                                      11,693,935
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.4%
    Bowater, Inc. ...................       1,900        103,303
    International Paper Co.@.........       7,500        326,850
    Kimberly-Clark Corp. ............       5,900        365,800
    MeadWestvaco Corp. ..............       5,300        177,868
    Potlatch Corp.@..................       5,700        193,914
    Weyerhaeuser Co.@................       3,100        197,935
                                                    ------------
                                                       1,365,670
                                                    ------------
PERSONAL SERVICES -- 0.1%
    Apollo Group, Inc. Cl-A*.........       4,125        162,608
    DeVry, Inc.*.....................       3,100         70,804
    University of Phoenix Online*....       2,333         69,103
                                                    ------------
                                                         302,515
                                                    ------------
PHARMACEUTICALS -- 3.2%
    Abgenix, Inc.*...................       3,700         36,260
    Advance Paradigm, Inc.*@.........       2,200         52,668
    Alkermes, Inc.*..................       4,100         65,641
    Bristol-Meyers Squibb Co. .......      20,100        516,570
    Celgene Corp.*...................       6,900        105,570
    Cephalon, Inc.*@.................       2,428        109,746
    Genentech, Inc.*@................       8,300        278,050
    Gilead Sciences, Inc.*@..........       3,000         98,640
    GlaxoSmithKline PLC [ADR]........      10,100        435,714
    Human Genome Sciences, Inc.*.....       2,000         26,800
    ICOS Corp.*......................       1,800         30,528
    IDEC Pharmaceuticals Corp.*@.....       2,500         88,625
    IVAX Corp.*......................       3,625         39,150
    Lilly, (Eli) & Co.@..............      14,600        823,440
    Medicis Pharmaceutical Corp.
      Cl-A*@.........................       1,800         76,968
    MedImmune, Inc.*.................       7,500        198,000
    Merck & Co., Inc. ...............      19,100        967,224
    Mylan Laboratories, Inc.@........       3,200        100,320
    Neurocrine Biosciences, Inc.*....       2,100         60,165
    Noven Pharmaceuticals, Inc.*.....       3,600         91,800
    Pfizer, Inc. ....................      98,850      3,459,750
    Pharmacia Corp. .................      17,825        667,546
    Schering-Plough Corp. ...........       3,000         73,800
    Waters Corp.*@...................       6,500        173,550
    Wyeth............................      25,300      1,295,360
                                                    ------------
                                                       9,871,885
                                                    ------------
PRINTING & PUBLISHING -- 0.4%
    Donnelley, (R.R.) & Sons Co. ....       2,600         71,630
    Dow Jones & Co., Inc. ...........       1,200         58,140
    Gannett Co., Inc. ...............       3,800        288,420
    Knight-Ridder, Inc. .............       3,300        207,735
    McGraw-Hill Co., Inc. ...........       1,700        101,490
    Pulitzer, Inc. ..................       1,600         83,040
    Scholastic Corp.*................       3,400        128,860

                                         SHARES        VALUE
                                         ------        -----
    Tribune Co.@.....................       2,200   $     95,700
    Washington Post Co. Cl-B.........         200        109,000
                                                    ------------
                                                       1,144,015
                                                    ------------
RAILROADS -- 0.2%
    Burlington Northern Santa Fe
      Corp. .........................       6,500        195,000
    Norfolk Southern Corp.@..........      16,400        383,432
                                                    ------------
                                                         578,432
                                                    ------------
REAL ESTATE -- 0.5%
    AMB Property Corp. [REIT]........       2,600         80,600
    Archstone-Smith Trust [REIT].....       3,800        101,460
    Arden Realty, Inc. [REIT]........       3,700        105,265
    Boston Properties, Inc. [REIT]...       3,200        127,840
    Camden Property Trust [REIT].....       3,200        118,496
    Catellus Development Corp.*......       4,500         91,890
    Duke-Weeks Realty Corp. [REIT]...       3,700        107,115
    Equity Office Properties Trust
      [REIT].........................       4,600        138,460
    Essex Property Trust, Inc.
      [REIT].........................       1,600         87,520
    Reckson Associates Realty Corp.
      [REIT].........................       2,600         64,740
    Regency Centers Corp. [REIT].....       3,400        100,810
    Rouse Co. [REIT].................       2,200         72,600
    Simon Property Group, Inc.
      [REIT].........................       2,900        106,836
    Vornado Realty Trust [REIT]......       2,300        106,260
                                                    ------------
                                                       1,409,892
                                                    ------------
RESTAURANTS -- 0.3%
    CEC Entertainment, Inc.*.........       1,600         66,080
    Darden Restaurants, Inc. ........       2,850         70,395
    McDonald's Corp. ................      14,700        418,215
    O' Charleys, Inc.*...............       2,700         68,310
    P.F. Chang's China Bistro,
      Inc.*..........................       1,600         50,272
    Starbucks Corp.*@................       8,400        208,740
    The Cheesecake Factory, Inc.*....       1,800         63,864
    Wendy's International, Inc. .....       1,200         47,796
                                                    ------------
                                                         993,672
                                                    ------------
RETAIL & MERCHANDISING -- 2.9%
    Bed Bath & Beyond, Inc.*.........       1,800         67,932
    Best Buy Co., Inc.*..............       6,350        230,505
    Christopher & Banks Corp.*.......       5,350        226,305
    CVS Corp. .......................       9,400        287,640
    Dollar Tree Stores, Inc.*........       8,600        338,926
    Family Dollar Stores, Inc. ......       7,700        271,425
    Federated Department Stores,
      Inc.*@.........................       1,800         71,460
    Home Depot, Inc. ................      33,400      1,226,782
    Kohl's Corp.*@...................       6,000        420,480
    Lowe's Companies, Inc. ..........       6,000        272,400
    May Department Stores Co. .......       5,950        195,934
    Michaels Stores, Inc.*...........       1,500         58,500
    Pier 1 Imports, Inc. ............       4,300         90,300
    Target Corp. ....................      33,200      1,264,920
    The Gap, Inc.@...................      22,100        313,820
    The Neiman Marcus Group, Inc.
      Cl-A*..........................       2,200         76,340

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    TJX Companies, Inc.@.............       7,400   $    145,114
    Toys 'R' Us, Inc.*@..............       3,600         62,892
    Wal-Mart Stores, Inc. ...........      47,800      2,629,478
    Walgreen Co. ....................      18,900        730,107
    Williams-Sonoma, Inc.*...........       2,800         85,848
                                                    ------------
                                                       9,067,108
                                                    ------------
SEMICONDUCTORS -- 1.5%
    Altera Corp.*....................       5,600         76,160
    Analog Devices, Inc.*............      10,000        297,000
    Applied Materials, Inc.*@........      19,600        372,792
    Atmel Corp.*@....................       8,200         51,332
    ATMI, Inc.*......................       3,300         73,821
    Cymer, Inc.*.....................       1,000         35,040
    Intel Corp. .....................      93,400      1,706,418
    Intersil Corp. Cl-A*@............       6,000        128,280
    KLA-Tencor Corp.*@...............       9,600        422,304
    Lam Research Corp.*@.............       2,700         48,546
    Linear Technology Corp.@.........       7,900        248,297
    Maxim Integrated Products,
      Inc.*..........................       7,500        287,475
    Micrel, Inc.*....................       2,800         40,264
    Microchip Technology, Inc.*......       2,400         65,832
    Mykrolis Corp.*..................       3,600         42,516
    Semtech Corp.*@..................       4,600        122,820
    Texas Instruments, Inc.@.........      22,500        533,250
    Xilinx, Inc.*....................       5,800        130,094
                                                    ------------
                                                       4,682,241
                                                    ------------
TELECOMMUNICATIONS -- 2.6%
    AT&T Corp. ......................     185,300      1,982,710
    CIENA Corp.*.....................      23,300         97,627
    Cox Communications, Inc. Cl-A*@..       2,473         68,131
    EchoStar Communications Corp.
      Cl-A*@.........................       5,000         92,800
    Ericsson, (L.M.) Telephone Co.
      [ADR]*.........................      43,500         62,640
    JDS Uniphase Corp.*@.............      17,100         45,657
    L-3 Communications Holdings,
      Inc.*@.........................       1,400         75,600
    Motorola, Inc. ..................      41,500        598,430
    Nokia Corp. Cl-A [ADR]...........      29,000        419,920
    Plantronics, Inc.*...............       3,000         57,030
    Polycom, Inc.*...................       7,900         94,721
    Powerwave Technologies, Inc.*@...       4,500         41,220
    QUALCOMM, Inc.*@.................       7,900        217,171
    Qwest Communications
      International, Inc. ...........      23,200         64,960
    SBC Communications, Inc. ........      22,800        695,400
    Telecom Corp. of New Zealand Ltd.
      [ADR]..........................       1,700         33,167
    Telefonos de Mexico SA Cl-L
      [ADR]..........................       7,400        237,392
    Telephone & Data Systems,
      Inc. ..........................         900         54,495
    Verizon Communications, Inc. ....      64,984      2,609,108
    Vodafone Group PLC [ADR].........      41,400        565,110
    WorldCom, Inc.*..................      40,000          3,600
                                                    ------------
                                                       8,116,889
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
TRANSPORTATION -- 0.2%
    Alexander & Baldwin, Inc. .......       3,100   $     79,143
    CNF Transportation, Inc. ........       2,200         83,556
    Expeditors International of
      Washington, Inc. ..............       3,000         99,480
    Forward Air Corp.*...............       2,600         85,228
    United Parcel Service, Inc.
      Cl-B@..........................       5,600        345,800
                                                    ------------
                                                         693,207
                                                    ------------
UTILITIES -- 1.2%
    Alliant Energy Corp. ............       3,700         95,090
    American Water Works Co.,
      Inc. ..........................       1,000         43,210
    C & D Technologies, Inc. ........       3,100         55,862
    Calpine Corp.*@..................       3,500         24,605
    Centrais Eletricas Brasileiras SA
      [ADR]..........................      20,200         95,316
    Consolidated Edison, Inc.@.......       9,300        388,275
    Constellation Energy Group,
      Inc. ..........................       8,800        258,192
    Duke Energy Corp.@...............      12,200        379,420
    Dynegy, Inc.@....................       5,900         42,480
    Energy East Corp. ...............       5,100        115,260
    Entergy Corp. ...................      12,200        517,768
    FirstEnergy Corp.@...............      13,600        453,968
    Great Plains Energy, Inc. .......       4,000         81,400
    Mirant Corp.*....................       4,300         31,390
    Oklahoma Gas & Electric Co.@.....       4,200         96,012
    PG&E Corp.*......................      12,500        223,625
    PPL Corp. .......................       5,400        178,632
    Reliant Energy, Inc. ............       4,400         74,360
    Southern Co.@....................      12,100        331,540
    TXU Corp. .......................       5,400        278,370
                                                    ------------
                                                       3,764,775
                                                    ------------
TOTAL COMMON STOCK
  (Cost $148,634,298)................                144,299,686
                                                    ------------
FOREIGN STOCK -- 14.2%
ADVERTISING -- 0.0%
    Publicis Groupe SA -- (FRF)......       5,378        148,455
                                                    ------------
AEROSPACE -- 0.1%
    Mitsubishi Heavy Industries
      Ltd. -- (JPY)..................      72,000        218,062
    Thales SA -- (FRF)...............       3,403        144,518
                                                    ------------
                                                         362,580
                                                    ------------
AIRLINES -- 0.1%
    Singapore Airlines
      Ltd. -- (SGD)..................      24,000        175,241
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.6%
    DaimlerChrysler AG -- (DEM)......       2,772        134,530
    Denso Corp. -- (JPY).............       8,500        132,830
    Honda Motor Co. Ltd. -- (JPY)....       7,000        283,840
    Mitsubishi Corp. -- (JPY)........      28,000        202,543
    Mitsubishi Motors
      Corp. -- (JPY)*................      51,000        135,312
    Nissan Motor Co. Ltd. -- (JPY)...      21,000        145,424
    PSA Peugeot Citroen
      SA -- (FRF)....................       3,747        194,468

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Toyota Motor Corp. -- (JPY)......      13,600   $    360,834
    Volkswagen AG -- (DEM)...........       6,065        292,310
                                                    ------------
                                                       1,882,091
                                                    ------------
AUTOMOTIVE PARTS -- 0.1%
    Autobacs Seven Co
      Ltd. -- (JPY)..................       3,500         98,994
    Bremba SPA -- (ITL)..............       6,800         49,496
    Bridgestone Corp. -- (JPY).......       6,000         82,599
                                                    ------------
                                                         231,089
                                                    ------------
BEVERAGES -- 0.2%
    Allied Domecq PLC -- (GBP).......      44,361        290,937
    Heineken NV -- (NLG).............       2,503        109,857
    Lion Nathan Ltd. -- (NZD)........      50,000        135,513
    Remy Cointreau SA -- (FRF).......       4,002        128,455
    Sapporo Breweries
      Ltd. -- (JPY)..................      18,000         48,058
                                                    ------------
                                                         712,820
                                                    ------------
BROADCASTING -- 0.0%
    Tvaztca CPO -- (MXP).............     281,600        119,779
                                                    ------------
BUILDING MATERIALS -- 0.4%
    Boral Ltd -- (AUD)...............      61,068        128,558
    Bouygues SA -- (FRF).............       3,862        107,904
    Cemex SA de CV -- (MXP)..........      48,051        254,637
    Central Glass Co.,
      Ltd. -- (JPY)..................      18,000        104,225
    Ciments Francais SA -- (FRF).....       2,272        111,678
    Heidelberger Zement AG -- (DEM)..       1,784         87,744
    Hochtief AG -- (DEM).............       3,472         65,837
    RMC Group PLC -- (GBP)...........      20,323        203,376
    Travis Perkins -- (GBP)..........      15,908        244,065
                                                    ------------
                                                       1,308,024
                                                    ------------
BUSINESS SERVICES -- 0.2%
    Autonomy Corp. PLC -- (GBP)*.....       5,724         23,122
    Hagemeyer NV -- (NLG)............       5,049         69,811
    Kamigumi Co. Ltd. -- (JPY).......      27,000        112,860
    Securitas AB Cl-B -- (SEK).......       4,471         91,948
    Sia Engineering Co. -- (SGD).....      91,000        123,105
    TGS Nopec Geophysical Co. ASA --
      (NOK)*.........................       3,797         58,695
                                                    ------------
                                                         479,541
                                                    ------------
CAPITAL GOODS -- 0.0%
    Konica -- (JPY)..................       9,000         58,195
    Saurer AG -- (CHF)...............       1,494         44,173
                                                    ------------
                                                         102,368
                                                    ------------
CHEMICALS -- 0.5%
    BASF AG -- (DEM).................       7,679        357,584
    Degussa AG -- (DEM)..............      11,461        404,208
    Hitachi Chemical -- (JPY)........       8,000         89,441
    Hoechst AG -- (DEM)..............       2,702        142,768
    Kaneka Corp. -- (JPY)............      20,000        139,334
    Shin-Etsu Chemical Co. Ltd. --
      (JPY)..........................      11,300        485,540
                                                    ------------
                                                       1,618,875
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
CLOTHING & APPAREL -- 0.2%
    Adidas-Salomon AG -- (DEM).......       1,329   $    109,204
    Dior, (Christian) SA -- (FRF)....       4,983        191,932
    Yue Yuen Industrial Holdings --
      (HKD)..........................      85,000        255,010
                                                    ------------
                                                         556,146
                                                    ------------
COMPUTER HARDWARE -- 0.0%
    Itochu Tecno-Science Corp. --
      (JPY)..........................         700         26,866
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Cap Gemini SA -- (FRF)...........       1,536         61,059
    Creative Technology
      Ltd. -- (SGD)..................      10,750         95,531
    Enix Corp. -- (JPY)..............       7,800        150,005
    Lion Bioscience AG -- (DEM)*.....       2,511         10,614
    SAP AG (Systeme, Anwendungen,
      Produkte in der
      Davenverarbeitung) -- (DEM)....       1,620        158,794
    Teleplan International
      NV -- (NLG)*...................         656          3,933
    The Sage Group PLC -- (GBP)......      35,776         92,435
    Thiel Logistik AG -- (DEM)*......       6,714         21,219
    Trend Micro, Inc. -- (JPY)*......       3,000         83,851
                                                    ------------
                                                         677,441
                                                    ------------
CONGLOMERATES -- 0.5%
    Brambles Industries
      PLC -- (GBP)...................      58,504        292,730
    Cycle & Carriage Ltd. -- (SGD)...      15,000         40,244
    Fomento Economico Mexicano SA de
      CV -- (MXP)....................      52,400        205,286
    Hitachi Ltd. -- (JPY)............      10,000         64,661
    Hutchison Whampoa
      Ltd. -- (HKD)..................      58,400        436,144
    Jenoptik AG -- (DEM).............       6,365        121,199
    Norsk Hydro AS -- (NOK)..........       4,298        205,048
    Sembcorp Marine Ltd. -- (SGD)....     140,000         86,375
    Sumitomo Corp. -- (JPY)..........      28,000        169,603
                                                    ------------
                                                       1,621,290
                                                    ------------
CONSTRUCTION -- 0.1%
    Eiffage SA -- (FRF)..............         584         53,323
    JGC Corp. -- (JPY)...............      17,000        120,561
                                                    ------------
                                                         173,884
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Bandai Co. -- (JPY)..............       2,700         96,866
    Electrolux AB Cl-B -- (SEK)......       6,982        140,929
    Fancl Corp. -- (JPY).............       1,800         66,079
    Kao Corp. -- (JPY)...............       7,000        161,193
    Orkla ASA Cl-A -- (NOK)..........       4,626         89,388
    SEB SA -- (FRF)..................         800         70,398
                                                    ------------
                                                         624,853
                                                    ------------
CONTAINERS & PACKAGING -- 0.0%
    Pechiney SA Cl-A -- (FRF)........       2,055         93,868
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.0%
    ANRITSU Corp. -- (JPY)...........       6,000         42,151
    Celestica, Inc. -- (CAD)*@.......      11,900        270,249
    Fanuc LTD. -- (JPY)..............       1,500         75,340
    Flextronics International Ltd. --
      (SGD)*.........................      26,300        187,519

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Hitachi Ltd. -- (JPY)............      30,000   $    132,409
    Hosiden Corp. -- (JPY)...........       5,000         65,287
    Iberdrola SA -- (ESP)............      30,985        451,372
    Infineon Technologies AG
      Design -- (DEM)................       5,888         92,926
    Kyocera Corp. -- (JPY)...........       1,800        131,408
    Matsushita Electric Industrial
      Co. Ltd. -- (JPY)..............      15,000        204,620
    Megachips Corp. -- (JPY).........       1,000         20,191
    Mitsumi Electric Co.
      Ltd. -- (JPY)..................       6,700        105,372
    Pioneer Corp. -- (JPY)...........      10,000        178,965
    Sagem SA -- (FRF)................       1,211         81,329
    Shinko Electric Industries Co.
      Ltd. -- (JPY)..................       1,700         38,651
    Siemens AG -- (DEM)..............       7,191        431,660
    Sony Corp. -- (JPY)..............       7,300        385,537
                                                    ------------
                                                       2,894,986
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.1%
    Avex, Inc. -- (JPY)..............       2,000         46,806
    Etablissements Economiques du
      Casino Guichard-Perrachon SA --
      (FRF)..........................       1,878        159,046
    IM Internationalmedia AG --
      (DEM)*.........................       1,231          2,808
    Whitbread PLC -- (GBP)...........      20,517        191,556
                                                    ------------
                                                         400,216
                                                    ------------
FINANCIAL-BANK & TRUST -- 2.4%
    ABN AMRO Holding NV -- (NLG).....       8,509        154,544
    Alliance & Leicester
      PLC -- (GBP)...................      29,193        368,456
    Anglo Irish Bank Corp. PLC --
      (IEP)..........................      32,932        212,385
    Australia & New Zealand Banking
      Group Ltd. -- (AUD)............      16,300        176,512
    Banca Intesa SPA -- (ITL)........     131,942        402,656
    Banca Popolare Commercio e
      Industria -- (ITL).............       4,579         39,570
    Banca Popolare di
      Milano -- (ITL)................       5,100         20,752
    Banco Santander Central Hispano
      SA -- (ESP)....................      40,490        321,511
    Bank of Yokohama Ltd. -- (JPY)...      40,000        170,204
    BNP Paribas SA -- (FRF)..........       6,588        364,363
    BPI-SGPS SA -- (PTE).............      37,129         90,207
    Bradford & Bingley
      PLC -- (GBP)...................      54,966        271,047
    Commonwealth Bank of Australia --
      (AUD)..........................      16,100        297,626
    Credito Italiano SPA -- (ITL)....      55,486        250,981
    DBS Groupo Holdings -- (SGD).....      20,236        142,030
    Den Norske Bank -- (NOK).........       4,385         23,900
    DePfa Deutsche Pfandbriefbank
      AG -- (DEM)....................       1,929        118,118
    Deutsche Bank AG -- (DEM)........       4,521        314,340
    Dexia -- (FRF)...................      10,844        167,180
    HBOS PLC -- (GBP)................      57,301        620,149
    HSBC Holdings PLC -- (GBP).......      21,988        252,884

                                         SHARES        VALUE
                                         ------        -----
    Jyske Bank SA -- (DKK)...........       3,322   $     83,031
    KBC Bankverzekerins Holding --
      (BEF)..........................       3,400        137,507
    Lloyds TSB Group PLC -- (GBP)....      21,193        210,951
    National Austrailia Bank Ltd. --
      (AUD)..........................      24,005        477,044
    Oversea-Chinese Banking Corp.
      Ltd. -- (SGD)..................      23,250        153,973
    Royal Bank of
      Scotland -- (GBP)..............      21,662        614,169
    Skandianaviska Enskilda Banken --
      (SEK)..........................      22,627        237,591
    Societe Generale SA -- (FRF).....       1,119         73,714
    Svenska Handlesbanken Cl-A --
      (SEK)..........................      12,728        194,586
    The 77 Bank Ltd. -- (JPY)........      28,000        110,266
                                                    ------------
                                                       7,072,247
                                                    ------------
FINANCIAL SERVICES -- 0.4%
    AIFUL Corp. -- (JPY).............       2,600        170,505
    GIMV NV -- (BEF).................       2,400         77,011
    Ifil (Finanzlaria di
      Partecipazioni) SPA -- (ITL)...      20,040         95,002
    ING Groep NV -- (NLG)............      13,744        352,921
    Mizuho Holdings, Inc. -- (JPY)...         119        264,100
    Promise Co. Ltd. -- (JPY)........       4,200        211,654
                                                    ------------
                                                       1,171,193
                                                    ------------
FOOD -- 0.7%
    CSM NV -- (NLG)..................       6,431        154,530
    Dairy Crest Group -- (GBP).......      21,040        156,991
    Elior -- (FRF)...................      11,117         90,361
    Nestle SA -- (SEK)...............       2,550        594,597
    Nippon Meat Packers -- (JPY).....      12,000        150,380
    Parmalat Finanziaria
      SPA -- (ITL)...................     123,450        381,617
    Sainsbury (J) PLC -- (GBP).......      70,055        380,159
    Unilever PLC -- (GBP)............      41,209        375,638
                                                    ------------
                                                       2,284,273
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.1%
    IMI PLC -- (GBP).................      42,222        209,009
                                                    ------------
INSURANCE -- 0.8%
    Aegon NV -- (NLG)................       5,888        122,758
    Allianz AG -- (DEM)..............       1,152        232,612
    AMP Ltd. -- (AUD)................      12,000        105,089
    AXA -- (FRF).....................      10,029        183,439
    AXA Asia Pacific Holdings --
      (AUD)..........................     118,772        180,024
    CNP Assurances -- (FRF)..........       6,745        276,454
    Hannover Rueckversicherungs AG --
      (DEM)..........................       1,294        102,878
    Helvetia Patria -- (CHF).........         764        108,838
    Millea Holding -- (JPY)*.........          19        155,987
    Mitsui Marine & Fire -- (JPY)....      37,000        199,114
    Muenchener Rueckversicherung
      AG -- (DEM)....................         878        208,112
    Prudential Corp. PLC -- (GBP)....      20,021        183,111

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Royal & Sun Alliance Insurance
      Group PLC -- (GBP).............      57,512   $    211,277
    Swiss Reinsurance -- (CHF).......       3,024        295,663
                                                    ------------
                                                       2,565,356
                                                    ------------
MACHINERY & EQUIPMENT -- 0.0%
    Deutz AG -- (DEM)*...............      23,900         53,110
    Singulus Technologies AG --
      (DEM)*.........................       2,376         68,051
                                                    ------------
                                                         121,161
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Mettler-Toledo International,
      Inc. -- (CHF)*.................       2,500         92,176
    Nobel Biocare Holding AG --
      (SEK)*.........................         645         42,812
    Qiagen NV -- (NLG)*..............         978         11,571
    Radiometer AS -- (DKK)...........       2,300         82,867
    Tecan AG -- (DEM)................       1,713         67,799
                                                    ------------
                                                         297,225
                                                    ------------
METALS & MINING -- 0.4%
    Anglo American PLC -- (GBP)......       1,549         25,760
    Arbed SA -- (LUX)................         348         48,083
    NTN Corp. -- (JPY)...............      50,000        195,651
    Rio Tinto Ltd. -- (AUD)..........      25,068        471,713
    SKF AB -- (SEK)..................       4,970        128,709
    Wheaton River Minerals Ltd. --
      (CAD)*144A.....................     355,000        308,109
    Wheaton River Minerals Ltd.
      Warrants -- (CAD)*144A.........     177,500              0
                                                    ------------
                                                       1,178,025
                                                    ------------
OFFICE EQUIPMENT -- 0.1%
    Buhrmann NV -- (NLG).............      10,589         97,677
    Canon, Inc. -- (JPY).............       8,000        302,363
                                                    ------------
                                                         400,040
                                                    ------------
OIL & GAS -- 0.7%
    Australia Gas & Light -- (AUD)...      31,640        174,955
    British Petroleum Co.
      PLC -- (GBP)...................      36,157        303,683
    Centrica PLC -- (GBP)............      84,759        262,276
    Compania Espanola de Petroleos
      SA -- (ESP)....................      13,115        224,859
    Ente Nazionale Idrocarburi SPA --
      (ITL)..........................       3,550         56,448
    General Sekiyu KK -- (JPY).......      10,000         70,918
    OMV AG -- (ATS)..................         200         19,654
    Saipem SPA -- (ITL)..............      13,355         96,021
    Shell Transport & Trading Co.
      PLC -- (GBP)...................      45,600        344,069
    Smedvig ASA Cl-A -- (NOK)........       4,718         30,242
    TotalFinaElf SA -- (FRF).........       3,629        589,224
    Woodside Petroleum
      Ltd. -- (AUD)..................      11,912         90,744
                                                    ------------
                                                       2,263,093
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Svenska Cellulosa AB
      Cl-B -- (SEK)..................       5,289        188,190
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
PHARMACEUTICALS -- 1.3%
    AstraZeneca Group PLC -- (GBP)...       7,718   $    319,529
    Aventis SA -- (FRF)..............       9,209        652,568
    CSL Ltd. -- (AUD)................       4,745         85,719
    Eisai Co. Ltd. -- (JPY)..........       6,000        154,185
    Gehe AG -- (DEM).................       3,864        161,425
    Glaxosmithkline PLC -- (GBP).....      25,424        549,536
    Hisamitsu Pharmeceutical Co. --
      (JPY)..........................       6,000         78,444
    Kyorin Pharmaceutica
      Co. -- (JPY)...................       3,000         72,337
    Novartis AG -- (CHF).............      24,404      1,073,306
    Novo Nordisk AS Cl-B -- (DKK)....       1,798         59,522
    Schwarz Pharma AG -- (DEM).......       2,511         80,722
    Shire Pharmaceuticals Group
      PLC -- (GBP)*..................      11,057         97,756
    Takeda Chemical
      Industries -- (JPY)............       6,000        263,316
                                                    ------------
                                                       3,648,365
                                                    ------------
PRINTING & PUBLISHING -- 0.2%
    Lambrakis Press S.A. -- (ITL)*...      14,150         40,108
    Mondadori (Arnoldo) Editore
      SPA -- (ITL)...................       4,243         28,118
    Reed International
      PLC -- (GBP)...................      47,101        447,654
    Singapore Press Holdings Ltd. --
      (SGD)..........................      11,000        123,903
                                                    ------------
                                                         639,783
                                                    ------------
RAILROADS -- 0.0%
    Railtrack Group PLC -- (GBP).....      18,110         61,353
                                                    ------------
REAL ESTATE -- 0.4%
    AMP Diversified Property Trust --
      (AUD)*.........................      56,130         83,186
    Capitaland Ltd. -- (SGD).........      33,000         28,579
    Corio NV -- (NLG)................       3,778         95,296
    General Property
      Trust -- (AUD).................      88,356        139,378
    Goldcrest Co. Ltd. -- (JPY)......       2,100         64,477
    Land Securities PLC -- (GBP).....       5,124         67,406
    Metrovacesa SA -- (ESP)..........       9,037        187,161
    Persimmon PLC -- (GBP)...........      17,925        108,884
    Singapore Land Ltd. -- (SGD).....      25,000         49,527
    Sun Hung Kai Properties Ltd. --
      (HKD)..........................      32,000        243,086
    Wereldhave NV -- (NLG)...........       1,917        106,118
    Westfield Trust -- (AUD).........     100,700        192,204
                                                    ------------
                                                       1,365,302
                                                    ------------
RETAIL & MERCHANDISING -- 0.4%
    AVA Allgemeine
      Handelsgesellschaft der
      Verbraucher AG -- (DEM)........       1,515         55,361
    Carrefour SA -- (FRF)............       6,101        330,198
    Charles Voegele Holding AG --
      (CHF)..........................       2,205         69,640
    Debenhams PLC -- (GBP)...........      14,511         74,100
    Familymart Co. -- (JPY)..........       3,300         79,846
    Kingfisher PLC -- (GBP)..........      14,851         71,592
    Metro AG -- (DEM)................       3,711        114,167
    Shimachu -- (JPY)................       4,400         78,561
    Valora Holding AG -- (CHF).......         415         88,959

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Wal-mart de Mexico SA Cl-V --
      (MXP)..........................      93,000   $    252,590
    Woolworths Ltd. -- (AUD).........      23,744        175,280
                                                    ------------
                                                       1,390,294
                                                    ------------
SEMICONDUCTORS -- 0.0%
    Rohm Co. Ltd. -- (JPY)...........         600         89,557
                                                    ------------
TELECOMMUNICATIONS -- 1.0%
    America Movil Series
      L -- (MXP).....................      12,200        163,480
    BT Group PLC -- (GBP)............      42,674        163,923
    Carso Global Telecom -- (MXP)*...      97,400        105,287
    China Telecom Ltd. -- (HKD)*.....      26,000         77,003
    Debitel AG -- (DEM)..............       4,713         42,730
    Draka Holdings -- (NLG)..........       3,690         87,464
    GN Stores Nord AS -- (DKK).......      27,837        102,145
    Hellenic Tellecommunications
      Organization SA -- (GRD).......       5,330         84,225
    KDDI Corp. -- (JPY)..............          48        148,178
    Netcom AB Cl-B -- (SEK)*.........       3,528         64,877
    Nokia AB Oyj -- (FIM)............       6,951        101,739
    NTT Mobile Communications
      Network, Inc. -- (JPY).........          95        233,822
    Olivetti SPA -- (ITL)............      57,376         61,199
    Portugal Telecom SA -- (PTE).....      15,508        109,510
    Tele Danmark AS -- (DKK).........       5,226        144,517
    Telecom Italia Mobile SPA --
      (ITL)..........................      64,745        265,367
    Telecom Italia SPA -- (ITL)......      41,093        321,835
    Telstra Corp. Ltd. -- (AUD)......      45,000        117,720
    Thomson Multimedia -- (FRF)*.....       5,341        126,334
    Vivendi Universal SA -- (FRF)....       6,781        146,532
    Vodafone AirTouch PLC -- (GBP)...      82,846        113,655
                                                    ------------
                                                       2,781,542
                                                    ------------
TRANSPORTATION -- 0.2%
    Arriva PLC -- (GBP)..............      33,454        167,390
    Bergesen d.y. ASA Cl-A --
      (NOK)..........................       6,847        145,991
    BG Group PLC -- (GBP)............      34,057        148,214
    Nippon Yusen Kabushiki Kaish --
      (JPY)..........................       9,000         88,081
    TNT Post Group NV -- (NLG).......       3,057         69,048
                                                    ------------
                                                         618,724
                                                    ------------
UTILITIES -- 0.4%
    Chubu Electric Power -- (JPY)....      10,700        187,921
    E.On AG -- (DEM).................      10,797        626,474
    Hokuriku Electric
      Power -- (JPY).................       8,500        112,760
    Hong Kong Electric Holdings
      Ltd. -- (HKD)..................      30,000        112,120
    MVV Energie AG -- (DEM)..........       2,650         41,090

                                         SHARES        VALUE
                                         ------        -----
    Severn Trent PLC -- (GBP)........      17,796   $    196,127
    Tokyo Gas Co. Ltd. -- (JPY)......      32,000         88,907
                                                    ------------
                                                       1,365,399
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $45,948,095).................                 43,920,544
                                                    ------------
PREFERRED STOCK -- 0.3%
BROADCASTING -- 0.0%
    Granite Broadcasting 12.75%*.....          25         15,813
                                                    ------------
CLOTHING & APPAREL -- 0.0%
    Anvil Holdings, Inc.
      13.00%*144A....................       3,898         68,210
                                                    ------------
FINANCIAL SERVICES -- 0.2%
    Ford Motor Co. Capital Trust II
      6.50%[CVT].....................       9,625        541,406
                                                    ------------
TELECOMMUNICATIONS -- 0.1%
    Cablevision Systems Corp. 11.125%
      [PIK]..........................       4,125        265,031
                                                    ------------
TOTAL PREFERRED STOCK
  (Cost $964,153)....................                    890,460
                                                    ------------
TOTAL EQUITY INVESTMENTS
  (Cost $195,546,546)................                189,110,690
                                                    ------------
                                          PAR
                                         (000)
                                         -----
FIXED INCOME INVESTMENTS -- 36.0%
CORPORATE OBLIGATIONS -- 14.5%
ADVERTISING -- 0.0%
    Lamar Media Corp.
      8.625%, 09/15/07...............  $      100        103,000
                                                    ------------
AEROSPACE -- 0.2%
    Anteon Corp.
      12.00%, 05/15/09...............         113        125,995
    Boeing Co.
      6.35%, 06/15/03................         120        123,885
    Dyncorp, Inc.
      9.50%, 03/01/07................         200        208,000
    Northrop Grumman Corp.
      7.125%, 02/15/11...............         235        250,693
                                                    ------------
                                                         708,573
                                                    ------------
AIRLINES -- 0.0%
    Northwest Airlines, Inc.
      9.875%, 03/15/07...............          50         45,250
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.3%
    DaimlerChrysler NA Holding Corp.
      7.30%, 01/15/12................         285        299,043
    Ford Motor Co.
      7.45%, 07/16/31................         530        494,744
                                                    ------------
                                                         793,787
                                                    ------------
AUTOMOTIVE PARTS -- 0.2%
    Advance Stores Co., Inc.
      10.25%, 04/15/08...............         125        131,875
    Arvin Industries, Inc.
      7.125%, 03/15/09...............          50         49,471

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Collins & Aikman Products Corp.
      10.75%, 12/31/11...............  $       25   $     25,250
    CSK Auto, Inc.
      12.00%, 06/15/06 144A..........         100        107,375
    Dana Corp.
      10.125%, 03/15/10 144A.........          75         76,875
      9.00%, 08/15/11................          50         49,250
    Delco Remy Internatioal, Inc.
      8.625%, 12/15/07...............          50         47,250
    Lear Corp. Cl-B
      8.11%, 05/15/09................         125        128,750
    Metaldyne Corp.
      11.00%, 06/15/12 144A..........          25         24,500
                                                    ------------
                                                         640,596
                                                    ------------
BEVERAGES -- 0.1%
    Anheuser-Busch Companies, Inc.
      7.00%, 12/01/25................         150        153,899
    Cott Beverages, Inc.
      8.00%, 12/15/11................         275        280,500
                                                    ------------
                                                         434,399
                                                    ------------
BROADCASTING -- 0.3%
    Acme Television Co. Cl-B
      10.875%, 09/30/04 [VR].........          75         76,125
    Granite Broadcasting Corp.
      10.375%, 05/15/05..............          75         69,375
    Lin Holdings Corp.
      10.101%, 03/01/08 [STEP].......          25         23,125
      10.854%, 03/01/08 [STEP].......         150        138,750
    Paxson Communications Corp.
      10.75%, 07/15/08...............         200        193,000
      12.322%, 01/15/09..............         125         71,563
    Sinclair Broadcasting Group, Inc.
      8.75%, 12/15/07................         250        250,000
                                                    ------------
                                                         821,938
                                                    ------------
BUILDING MATERIALS -- 0.4%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07..............         300        312,000
    Associated Materials, Inc.
      9.75%, 04/15/12 144A...........         125        129,375
    Koppers Industry, Inc.
      9.875%, 12/01/07...............         275        279,813
    Masco Corp.
      5.875%, 07/15/12...............         265        262,023
    Nortek, Inc.
      9.875%, 06/15/11...............         150        152,250
    Ryland Group
      9.125%, 06/15/11...............         150        159,750
    Schuff Steel Co.
      10.50%, 06/01/08@..............         100         94,500
                                                    ------------
                                                       1,389,711
                                                    ------------
BUSINESS SERVICES -- 0.1%
    IESI Corp.
      10.25%, 06/15/12 144A..........          25         25,125

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    MSX International, Inc.
      11.375%, 01/15/08..............  $      100   $     70,625
    Transwestern Holdings
      13.132%, 11/15/08 [STEP].......         100        101,625
                                                    ------------
                                                         197,375
                                                    ------------
CABLE TELEVISION -- 0.3%
    Charter Communications Holdings
      LLC
      11.125%, 01/15/11..............         175        121,625
    Comcast Cable Communications,
      Inc.
      6.75%, 01/30/11@...............         400        357,834
    Cox Communications, Inc.
      7.875%, 08/15/09...............         250        247,268
    Mediacom Broadband LLC
      11.00%, 07/15/13...............         125        117,500
    Mediacom LLC Capital Corp.
      9.50%, 01/15/13................          25         21,750
                                                    ------------
                                                         865,977
                                                    ------------
CHEMICALS -- 0.5%
    American Pacific Corp.
      9.25%, 03/01/05................         225        229,781
    Chevron Phillips Chemical Co.
      5.375%, 06/15/07 144A..........         345        344,108
    Hercules, Inc.
      11.125%, 11/15/07..............         250        281,250
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09..............         150        132,750
    Huntsman International LLC
      9.875%, 03/01/09 144A..........         125        125,938
    Lyondell Chemical Co.
      9.875%, 05/01/07...............          75         72,000
      9.50%, 12/15/08................          75         70,125
    MacDermid, Inc.
      9.125%, 07/15/11...............         250        263,750
    OM Group, Inc.
      9.25%, 12/15/11................          50         52,000
                                                    ------------
                                                       1,571,702
                                                    ------------
CLOTHING & APPAREL -- 0.1%
    Anvil Knitwear, Inc.
      10.875%, 03/15/07..............          25         24,594
    Dan River, Inc.
      10.125%, 12/15/03@.............         250        216,875
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07................         175          1,050
                                                    ------------
                                                         242,519
                                                    ------------
COMPUTER HARDWARE -- 0.0%
    Seagate Technology HDD Holdings
      8.00%, 05/15/09................          75         75,375
                                                    ------------
CONGLOMERATES -- 0.1%
    Tyco International Group
      5.80%, 08/01/06................         280        221,242
      6.375%, 10/15/11...............          50         38,350
                                                    ------------
                                                         259,592
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
CONSUMER PRODUCTS & SERVICES -- 0.4%
    American Achievement Corp.
      11.625%, 01/01/07..............  $       50   $     51,750
    Coinmach Corp.
      9.00%, 02/01/10 144A...........         125        125,625
    Collins & Aikman Floor Coverings,
      Inc.
      9.75%, 02/15/10 144A...........         100        102,500
    Foamex L.P. Capital Corp.
      10.75%, 04/01/09 144A..........          25         25,625
    Hasbro, Inc.
      8.50%, 03/15/06................         200        206,000
    Johnsondiversey, Inc.
      9.625%, 05/15/12 144A..........         200        210,000
    Playtex Products, Inc.
      9.375%, 06/01/11...............         300        321,000
    Simmons Co.
      10.25%, 03/15/09...............          50         52,750
                                                    ------------
                                                       1,095,250
                                                    ------------
CONTAINERS & PACKAGING -- 0.4%
    AEP Industries, Inc.
      9.875%, 11/15/07 144A..........          75         74,625
    Four M Corp. Cl-B
      12.00%, 06/01/06...............         125        128,750
    Owens-Brockway Glass Container,
      Inc.
      8.875%, 02/15/09 144A..........         125        125,625
    Packaging Corp. of America, Inc.
      9.625%, 04/01/09...............         400        434,000
    Plastipak Holdings, Inc.
      10.75%, 09/01/11...............          50         54,000
    Silgan Holdings, Inc.
      9.00%, 06/01/09 144A...........         200        207,000
    Stone Container Corp.
      8.375%, 07/01/12 144A..........          75         75,938
                                                    ------------
                                                       1,099,938
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Avaya, Inc.
      11.125%, 04/01/09..............          50         46,000
    Flextronics International Corp.
      9.875%, 07/01/10@..............         350        367,499
    HCC Industries, Inc.
      10.75%, 05/15/07...............         250        135,938
    Solectron Corp.
      4.05%, 05/20/05................         150         69,750
      9.625%, 02/15/09...............         125        114,375
    Stoneridge, Inc.
      11.50%, 05/01/12 144A..........          25         25,563
                                                    ------------
                                                         759,125
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.2%
    AMC Entertainment, Inc.
      9.875%, 02/01/12...............         150        150,938
    Ameristar Casinos, Inc.
      10.75%, 02/15/09...............         300        323,250
    AMF Bowling Worldwide, Inc.
      13.00%, 02/28/08...............          50         54,250

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    AOL Time Warner, Inc.
      7.625%, 04/15/31...............  $      375   $    329,226
    Argosy Gaming Co.
      10.75%, 06/01/09...............         375        404,999
    Bally Total Fitness Holdings
      Corp. Cl-C
      9.875%, 10/15/07...............         225        224,438
    Chumash Casino & Resort
      9.00%, 07/15/10 144A...........          75         76,313
    Coast Hotels & Casino
      9.50%, 04/01/09................          25         26,375
    Herbst Gaming, Inc.
      10.75%, 09/01/08...............          50         52,875
    Hollywood Park, Inc. Cl-B
      9.25%, 02/15/07................         175        157,500
    International Game Technology
      8.375%, 05/15/09...............         250        265,000
    Isle of Capri Casinos
      8.75%, 04/15/09................         300        303,000
    Mikohn Gaming Corp.
      11.875%, 08/15/08 [PIK] 144A...          75         71,531
    Penn National Gaming, Inc. Cl-B
      11.125%, 03/01/08..............         175        189,000
    Premier Parks, Inc.
      9.75%, 06/15/07................         150        155,250
    Riviera Holdings Corp.
      11.00%, 06/15/10 144A..........          50         48,875
    Six Flags, Inc.
      9.50%, 02/01/09................         175        175,000
      8.875%, 02/01/10...............          50         50,000
    Speedway Motorsports, Inc.
      8.50%, 08/15/07................         300        312,750
    Venetian Casino Resort LLC
      11.00%, 06/15/10 144A..........         275        278,438
                                                    ------------
                                                       3,649,008
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.0%
    Synagro Technologies, Inc.
      9.50%, 04/01/09 144A@..........         125        128,750
                                                    ------------
EQUIPMENT SERVICES -- 0.0%
    Navistar International Corp.
      9.375%, 06/01/06...............         125        129,375
                                                    ------------
FARMING & AGRICULTURE -- 0.1%
    Dimon, Inc.
      9.625%, 10/15/11...............         150        158,625
                                                    ------------
FINANCIAL-BANK & TRUST -- 0.9%
    Banesto Delaware
      8.25%, 07/28/02................          50         50,184
    Bank of America Corp.
      6.85%, 03/01/03................         150        154,596
    BankUnited Capital Trust Corp.
      Cl-B
      10.25%, 12/31/26...............         125        120,313
    Charter One Bank
      6.375%, 05/15/12...............         220        226,076
    Countrywide Home Loan Credit
      Corp.
      5.50%, 02/01/07................         465        473,767

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Credit Suisse First Boston USA,
      Inc.
      6.50%, 01/15/12................  $      215   $    217,067
    MBNA Corp.
      6.15%, 10/01/03................         450        464,351
    PNC Funding Corp.
      5.75%, 08/01/06................         500        515,837
    Provident Bank Corp.
      7.125%, 03/15/03...............         175        179,634
    Regions Financial Corp.
      6.375%, 05/15/12...............         270        278,418
    Western Financial Bank
      9.625%, 05/15/12...............          50         50,250
    Williams Scotsman, Inc.
      9.875%, 06/01/07...............          75         72,000
                                                    ------------
                                                       2,802,493
                                                    ------------
FINANCIAL SERVICES -- 1.6%
    Armkel Finance, Inc.
      9.50%, 08/15/09................         150        155,250
    ASAT Finance LLC Co.
      12.50%, 11/01/06...............         146        116,269
    CIT Group Holdings, Inc.
      7.75%, 04/02/12................         175        172,565
    General Motors Acceptance Corp.
      8.00%, 11/01/31................         525        538,480
    Goldman Sachs Group, Inc.
      6.60%, 01/15/12................         380        387,752
    Hartford Financial Services Group
      6.375%, 11/01/08...............         380        397,927
    Household Finance Corp.
      7.00%, 05/15/12................         320        318,753
    Intenational Lease Finance Corp.
      6.375%, 03/15/09...............         275        284,692
    Lehman Brothers Holdings, Inc.
      6.625%, 01/18/12...............         245        248,867
    Mail-Well I Corp.
      9.625%, 03/15/12 144A..........         100        101,000
    Morgan Stanley Dean Witter Corp.
      6.60%, 04/01/12................         230        234,809
    Sears Roebuck Acceptance Corp.
      6.70%, 04/15/12................         375        384,303
    UCAR Finance, Inc.
      10.25%, 02/15/12 144A..........         125        128,125
    USF&G Capital II Cl-B
      8.47%, 01/10/27................         500        514,690
    Wells Fargo & Co.
      6.25%, 04/15/08................         700        741,443
                                                    ------------
                                                       4,724,925
                                                    ------------
FOOD -- 0.3%
    B&G Foods, Inc.
      9.625%, 08/01/07...............          75         77,250
    Burns Philp & Co.
      9.75%, 07/15/12 144A...........         200        199,000

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Kraft Foods, Inc.
      6.25%, 06/01/12................  $      320   $    330,340
    Luigino's, Inc.
      10.00%, 02/01/06...............         275        279,125
                                                    ------------
                                                         885,715
                                                    ------------
FURNITURE -- 0.0%
    Interface, Inc.
      10.375%, 02/01/10..............          75         80,250
    Sealy Mattress Co. Cl-B
      9.10%, 12/15/07 [STEP].........          75         73,875
                                                    ------------
                                                         154,125
                                                    ------------
HEALTHCARE SERVICES -- 0.2%
    Fisher Scientific International,
      Inc.
      8.125%, 05/01/12...............          75         75,000
    InSight Health Services Corp.
      9.875%, 11/01/11...............         150        151,500
    Sybron Dental Specialties, Inc.
      8.125%, 06/15/12...............          50         49,750
    Triad Hospitals, Inc.
      11.00%, 05/15/09...............         375        414,375
                                                    ------------
                                                         690,625
                                                    ------------
HOTELS & MOTELS -- 0.3%
    Courtyard by Marriott II Ltd.
      Cl-B
      10.75%, 02/01/08...............         290        297,249
    Hammons, (John Q.) Hotels, Inc.
      8.875%, 05/15/12 144A..........         125        123,125
    Hollywood Casino Corp. Cl-A
      11.25%, 05/01/07...............         125        135,625
    Host Marriott L.P.
      9.50%, 01/15/07 144A...........         125        126,719
    Starwood Hotels & Resorts
      Worldwide, Inc.
      7.375%, 05/01/07 144A..........         100         99,685
    Station Casinos, Inc.
      9.875%, 07/01/10...............          75         79,688
                                                    ------------
                                                         862,091
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.1%
    Actuant Corp.
      13.00%, 05/01/09...............         179        208,535
    Steel Dynamics, Inc.
      9.50%, 03/15/09 144A...........         125        132,500
                                                    ------------
                                                         341,035
                                                    ------------
INSURANCE -- 0.7%
    AIG Sunamerica Global Finance XII
      5.30%, 05/30/07 144A...........         275        282,079
    Allstate Financial Global Funding
      5.25%, 02/01/07 144A...........         450        457,754
    John Hancock
      5.625%, 06/27/06 144A..........         500        512,720
    Nationwide Financial Services
      5.90%, 07/01/12................         325        322,425

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Willis Corroon Corp.
      9.00%, 02/01/09................  $      200   $    207,000
    XL Capital Ltd.
      6.50%, 01/15/12................         460        477,007
                                                    ------------
                                                       2,258,985
                                                    ------------
MACHINERY & EQUIPMENT -- 0.4%
    Better Minerals & Aggregates
      13.00%, 09/15/09...............          50         47,250
    Hanover Equipment Trust
      8.50%, 09/01/08 144A...........         100         93,000
      8.75%, 09/01/11 144A...........          25         23,625
    JLG Industries, Inc.
      8.375%, 06/15/12 144A..........          75         75,375
    Motors & Gears, Inc.
      10.75%, 11/15/06 144A..........         100         96,000
    NMHG Holding Co.
      10.00%, 05/15/09 144A..........          50         51,000
    Terex Corp.
      10.375%, 04/01/11..............         125        135,000
    Trimas Corp.
      9.875%, 06/15/12 144A..........         200        200,500
    Westinghouse Air Brake Co.
      9.375%, 06/15/05...............         400        404,000
                                                    ------------
                                                       1,125,750
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Fresenius Medical Capital Trust
      II
      7.875%, 02/01/08...............         300        270,750
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07...............         100        100,000
                                                    ------------
                                                         370,750
                                                    ------------
METALS & MINING -- 0.3%
    AK Steel Corp.
      9.125%, 12/15/06...............         150        157,590
      7.75%, 06/15/12 144A...........         150        149,250
    Applied Extrusion Technologies,
      Inc. Cl-B
      10.75%, 07/01/11...............          75         67,875
    Dodge Phelps Corp.
      8.75%, 06/01/11................         325        335,795
    Freeport-McMoRan Resource
      Partners, Inc. L.P.
      7.00%, 02/15/08................         150         99,750
    Jorgensen, (Earle M.), Co.
      9.75%, 06/01/12 144A...........          50         49,500
    Peabody Energy Corp.
      9.625%, 05/15/08...............         100        106,250
                                                    ------------
                                                         966,010
                                                    ------------
OFFICE EQUIPMENT -- 0.0%
    Global Imaging Systems, Inc.
      10.75%, 02/15/07...............         125        126,250
                                                    ------------
OIL & GAS -- 0.7%
    AmeriGas Partners L.P.
      8.875%, 05/20/11...............          50         52,250
    Coastal Corp.
      6.50%, 05/15/06................         450        436,835

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Encore Acquisition Co.
      8.375%, 06/15/12 144A..........  $       50   $     50,375
    Magnum Hunter Resources, Inc.
      9.60%, 03/15/12................          75         77,250
    Pride Petroleum Services, Inc.
      9.375%, 05/01/07...............         250        261,875
    Sempra Energy Corp.
      6.80%, 07/01/04................         500        520,730
    Southern Natural Gas Co.
      8.00%, 03/01/32................         150        148,464
    Swift Energy Co.
      9.375%, 05/01/12...............         125        119,375
    Universal Compression, Inc.
      13.564%, 02/15/08 [STEP].......         400        382,000
    Williams Co., Inc.
      7.625%, 07/15/19...............         230        181,432
                                                    ------------
                                                       2,230,586
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Longview Fibre Co.
      10.00%, 01/15/09 144A..........         275        286,688
    Weyerhaeuser Co.
      5.95%, 11/01/08................         495        500,875
                                                    ------------
                                                         787,563
                                                    ------------
PHARMACEUTICALS -- 0.1%
    Omnicare, Inc.
      8.125%, 03/15/11...............         150        155,250
                                                    ------------
PRINTING & PUBLISHING -- 0.1%
    Canwest Media, Inc.
      10.625%, 05/15/11..............         100        100,000
    K-III Communications Corp.
      8.50%, 02/01/06................         150        119,250
    Quebecor Media, Inc.
      11.125%, 07/15/11..............         200        199,000
    Transwestern Publishing Co.
      9.625%, 11/15/07...............          25         26,125
                                                    ------------
                                                         444,375
                                                    ------------
REAL ESTATE -- 0.1%
    LNR Property Corp.
      10.50%, 01/15/09...............          25         25,625
    Rouse Co.
      8.43%, 04/27/05................         350        379,497
                                                    ------------
                                                         405,122
                                                    ------------
RESTAURANTS -- 0.2%
    Dave & Busters, Inc.
      12.25%, 07/15/09...............          75         72,465
    Food Management Corp. (Jack in
      the Box, Inc.) Series 1993A
      9.75%, 11/01/03................         400        406,000
    McDonald's Corp.
      6.625%, 09/01/05...............         100        100,867
    Yum! Brands, Inc.
      7.70%, 07/01/12................          75         75,375
                                                    ------------
                                                         654,707
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
RETAIL & MERCHANDISING -- 0.0%
    Gap, Inc.
      8.15%, 12/15/05................  $       50   $     51,193
      8.80%, 12/15/08................          75         77,465
                                                    ------------
                                                         128,658
                                                    ------------
SEMICONDUCTORS -- 0.1%
    Amkor Technologies, Inc.
      9.25%, 05/01/06................          75         61,875
    Fairchild Semiconductor
      International Corp.
      10.50%, 02/01/09...............         200        214,000
                                                    ------------
                                                         275,875
                                                    ------------
TELECOMMUNICATIONS -- 0.9%
    Alaska Communications Systems
      9.375%, 05/15/09...............         250        221,250
    AT&T Corp.
      8.00%, 11/15/31 144A...........         315        247,945
    Charter Communications Holdings,
      Inc.
      10.00%, 05/15/11...............         100         68,000
    Clear Channel Communications,
      Inc.
      7.875%, 06/15/05...............         460        484,297
    Dobson Communications Corp.
      10.875%, 07/01/10..............          50         29,750
    Echostar DBS Corp.
      9.125%, 01/15/09 144A..........          50         46,000
      9.375%, 02/01/09...............         275        257,125
    International Wire Group, Inc.
      Cl-B
      11.75%, 06/01/05...............         250        225,000
    IPC Acquisition Corp.
      11.50%, 12/15/09 144A..........         150        144,750
    Mastec, Inc.
      7.75%, 02/01/08................          25         22,875
    Nextel Communications, Inc.
      8.664%, 09/15/07 [STEP]........          50         27,500
    Nextel Partners, Inc.
      12.50%, 11/15/09...............         175         74,375
    Qwest Communications
      International, Inc.
      7.50%, 11/01/08................         200        122,000
    Radio One
      8.875%, 07/01/11...............         150        150,375
    Rogers Wireless, Inc.
      9.625%, 05/01/11...............         100         66,500
    Sprint Capital Corp.
      6.875%, 11/15/28...............         335        210,154
    Triton PCS, Inc.
      10.853%, 05/01/08 [STEP].......         275        169,125
    Verizon Global Funding Corp.
      6.125%, 06/15/07...............         235        234,150
                                                    ------------
                                                       2,801,171
                                                    ------------
TRANSPORTATION -- 0.3%
    Avis Group Holdings, Inc.
      11.00%, 05/01/09...............         200        219,000
    Petro Stopping Centers
      10.50%, 02/01/07...............         200        193,000

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Petroleum Helicopters, Inc.
      9.375%, 05/01/09 144A..........  $       75   $     77,250
    Travelcenters of America
      12.75%, 05/01/09...............         175        193,594
    Union Tank Car Co.
      7.125%, 02/01/07...............         150        160,018
                                                    ------------
                                                         842,862
                                                    ------------
UTILITIES -- 1.9%
    Allegeny Energy Supply
      8.25%, 04/15/12 144A...........         405        428,437
    Appalachian Power Co.
      4.80%, 06/15/05................         360        358,336
    Constellation Energy Group
      6.35%, 04/01/07................         430        445,846
    Consumers Energy
      6.00%, 03/15/05................         310        283,201
    El Paso Energy L.P.
      8.50%, 06/01/11................         250        250,000
    Entergy Louisiana, Inc.
      6.50%, 03/01/08................         475        486,583
    Firstenergy Corp.
      7.375%, 11/15/31...............         325        309,477
    Kinder Morgan Energy Partnership
      7.75%, 03/15/32................         275        290,759
    National Rural Utilities Corp.
      5.70%, 01/15/10................       1,000        977,078
    Nisource Finance Corp.
      7.625%, 11/15/05...............         350        352,343
    PDVSA Finance Ltd.
      6.45%, 02/15/04................         245        239,488
    PPL Energy Supply LLC
      6.40%, 11/01/11................         240        224,080
    Public Service Electric & Gas Co.
      7.00%, 09/01/24................         300        291,522
    Reliant Energy Resouces
      6.50%, 02/01/08................          61         52,877
    Southern Power Co.
      6.25%, 07/15/12 144A...........         170        170,791
    Teco Energy, Inc.
      7.00%, 05/01/12................         150        157,645
    TXU Corp.
      6.375%, 06/15/06...............         275        283,135
                                                    ------------
                                                       5,601,598
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $45,273,595).................                 44,806,386
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.7%
    Federal Home Loan Bank
      5.75%, 05/15/12................         300        308,680
                                                    ------------
    Federal Home Loan Mortgage Corp.
      5.00%, 12/01/08................         924        925,017
      5.75%, 01/15/12................         925        952,096
      6.25%, 07/15/32................         195        196,717

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
      6.502%, 11/25/30...............  $    1,425   $  1,503,328
      6.75%, 03/15/31................         197        212,398
      7.00%, 11/01/30................       1,385      1,436,465
                                                    ------------
                                                       5,226,021
                                                    ------------
    Federal National Mortgage Assoc.
      5.75%, 08/25/12................         950        950,297
      6.00%, 05/15/11 -- 01/01/32....       6,916      7,020,738
      6.25%, 02/01/11................         260        273,756
      6.50%, 07/25/16 -- 02/01/32....       4,629      4,171,225
      7.00%, 01/01/31 -- 01/01/32....       3,373      3,495,226
      7.125%, 02/15/05...............         160        174,519
                                                    ------------
                                                      16,085,761
                                                    ------------
    FICO Strips
      5.94%, 04/06/03 [ZCB]..........       1,000        983,064
                                                    ------------
    Government National Mortgage Assoc.
      6.00%, 02/15/26 -- 01/01/32....       2,332      2,333,098
      6.50%, 01/15/28 -- 01/01/32....       3,343      3,423,403
      7.00%, 03/15/13 -- 04/15/28....       3,941      4,133,853
      7.00%, 06/15/26................          14         14,990
      8.00%, 05/15/16 -- 07/15/23....         134        143,757
      8.50%, 06/15/16 -- 10/15/26....         400        432,032
      9.50%, 10/15/09 -- 01/15/20....          11         12,490
      10.00%, 11/15/09...............           1          1,556
      10.50%, 08/15/15...............           2          2,439
      11.50%, 06/15/10 -- 09/15/15...          35         41,137
      12.00%, 09/15/13 -- 01/15/14...           0            555
                                                    ------------
                                                      10,539,310
                                                    ------------
    Tennessee Valley Authority
      6.875%, 12/15/43...............          40         40,961
      7.25%, 07/15/43................          20         21,420
                                                    ------------
                                                          62,381
                                                    ------------
    (Cost $32,550,521)...............                 33,205,217
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 5.9%
    U.S. Treasury Bonds
      7.50%, 11/15/16................         940      1,131,532
      7.125%, 02/15/23...............         240        282,560
      6.25%, 08/15/23 -- 05/15/30....       1,590      1,717,772
      7.625%, 02/15/25...............         300        374,363
                                                    ------------
                                                       3,506,227
                                                    ------------
    U.S. Treasury Inflationary Bonds [TIPS]
      3.875%, 01/15/09...............       1,700      1,977,126
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    U.S. Treasury Notes
      4.25%, 11/15/03@...............  $    1,335   $  1,369,001
      3.25%, 12/31/03@...............         740        748,628
      5.875%, 11/15/04...............       3,800      4,039,879
      6.50%, 08/15/05 -- 02/15/10....       2,245      2,487,722
      3.50%, 11/15/06................         225        221,063
      4.75%, 11/15/08................       1,405      1,431,144
      5.00%, 08/15/11#@..............       1,135      1,151,119
      4.875%, 02/15/12@..............         475        476,930
      6.00%, 02/15/26................         830        863,587
                                                    ------------
                                                      12,789,073
                                                    ------------
    (Cost $18,027,021)...............                 18,272,426
                                                    ------------
ASSET BACKED SECURITIES -- 2.9%
    American Express Credit Account
      Master Trust Series 2001-5 Cl-A
      2.08%, 11/15/10 [VR]...........         725        727,464
    BankBoston Home Equity Loan Trust
      Series 1998-1 Cl-A6
      6.35%, 02/25/13................         435        454,918
    Capital Auto Receivables Asset
      Trust Series 2002-2 Cl-CERT
      4.18%, 10/15/07................         650        660,348
    Citibank Credit Card Issuance
      Trust Series 2000-C1 Cl-C1
      7.45%, 09/15/07................         600        645,511
    CoreStates Home Equity Trust
      Corp. Series 1994-1 Cl-A
      6.65%, 05/15/09................           9          8,983
    GSR Mortgage Loan Trust Series
      2001-1 Cl-A12
      4.612%, 11/25/31...............         900        920,812
    Harley-Davidson Motorcycle Trust
      Series 2002-1 Cl-B
      4.36%, 01/15/10................         359        365,520
    John Deere Owner Trust Series
      2001-A Cl-A4
      3.78%, 09/15/08................         900        895,138
    MBNA Master Credit Card Trust
      Series 1998-E Cl-A
      1.972%, 09/15/10...............         350        350,527
    MBNA Master Credit Card Trust
      Series 2000-D Cl-C
      8.40%, 09/15/09................         300        334,553
    Mellon Residential Funding Corp.
      Series 2001-Heil Cl-A3
      5.945%, 02/25/11...............       1,000      1,030,158
    Reliant Energy Transition Bond
      Co. LLC Series 2001-1 Cl-A4
      5.63%, 09/15/15................         850        851,641
    SSB RV Trust Series 2001-1 Cl-A3
      4.74%, 02/15/13................         950        968,153
    Toyota Auto Receivables Owner
      Trust Series 2000-B
      6.80%, 04/15/07................         700        738,548
                                                    ------------
    (Cost $8,774,788)................                  8,952,274
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
    Chase Funding Mortgage Loan
      Asset-Backed
      Series 2002-1 Cl-1A3
      5.039%, 12/25/23...............  $      550   $    559,767
    J.P. Morgan Chase Commercial
      Mortgage Corp.
      Series 2001-CIB2 Cl-A2
      6.244%, 04/15/35...............         575        605,402
    J.P. Morgan Chase Commercial
      Mortgage Corp.
      Series 2001-CIBC Cl-A3
      6.26%, 03/15/33................       1,425      1,486,113
    Residential Funding Mortgage
      Series 1999-S3 Cl-A1
      6.50%, 01/25/29................         347        354,986
    Salomon Brothers Mortgage Trust
      Series 2001-C1 Cl-A2
      6.226%, 12/18/35...............         550        577,704
    Summit Mortgage Trust
      Series 2002-1 Cl-A2
      6.34%, 06/28/16................         375        382,090
                                                    ------------
    (Cost $3,847,425)................                  3,966,062
                                                    ------------
                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                         (000)
                                       ---------
FOREIGN BONDS -- 0.6%
BUSINESS SERVICES -- 0.0%
    CIE Generale De Geophysique --
      (FRF)
      10.625%, 11/15/07 144A.........         100        103,000
                                                    ------------
CABLE TELEVISION -- 0.0%
    Rogers Cablesystems of America,
      Inc. Cl-B -- (CAD)
      10.00%, 03/15/05...............         125        130,625
                                                    ------------
CHEMICALS -- 0.1%
    Avecia Group -- (GBP)
      11.00%, 07/01/09...............         125        125,000
    Kronos International,
      Inc. -- (DEM)
      8.875%, 06/30/09 144A..........          50         49,381
                                                    ------------
                                                         174,381
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.0%
    Hockey Co. -- (CAD)
      11.25%, 04/15/09 144A..........          50         50,250
                                                    ------------
FINANCIAL -- BANK & TRUST -- 0.0%
    Bank of Nova Scotia -- (CAD)
      6.25%, 09/15/08................          50         51,996
                                                    ------------

                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                         (000)         VALUE
                                       ---------       -----
FINANCIAL SERVICES -- 0.1%
    Intertek Finance PLC
      Cl-B -- (GBP)
      10.25%, 11/01/06...............         150   $    158,400
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Ainsworth Lumber -- (CAD)
      12.50%, 07/15/07...............          50         54,375
      13.875%, 07/15/07..............         125        140,625
                                                    ------------
                                                         195,000
                                                    ------------
PRINTING & PUBLISHING -- 0.1%
    Sun Media Corp. -- (CAD)
      9.50%, 05/15/07................         163        170,335
                                                    ------------
TELECOMMUNICATIONS -- 0.1%
    France Telecom -- (FRF)
      7.75%, 03/01/11................         470        429,891
                                                    ------------
UTILITIES -- 0.1%
    Calpine Canada Energy -- (CAD)
      8.50%, 05/01/08................         100         67,500
                                                    ------------
    Canadian Natural Resources Ltd.--
      (CAD)
      7.25%, 01/15/32................         300        305,923
                                                    ------------
                                                         373,423
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $1,923,227)..................                  1,837,301
                                                    ------------
                                          PAR
                                         (000)
                                         -----
SOVEREIGN ISSUES -- 0.1%
MEXICO
    United Mexican States
      7.50%, 01/14/12
    (Cost $328,419)..................  $      325        321,669
                                                    ------------
TOTAL FIXED INCOME INVESTMENTS
  (Cost $110,724,996)................                111,361,335
                                                    ------------
                                         SHARES
                                         ------
SHORT-TERM INVESTMENTS -- 5.3%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund
    (Cost $16,304,188)...............  16,304,188     16,304,188
                                                    ------------
TOTAL INVESTMENTS -- 102.4%
  (Cost $322,575,730)................                316,776,213
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.4%).............                 (7,558,292)
                                                    ------------
NET ASSETS -- 100.0%.................               $309,217,921
                                                    ============

--------------------------------------------------------------------------------
Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.4%
    Federal Home Loan Mortgage Corp.
      6.30%, 02/01/24 [VR]..........  $      298   $      308,270
      7.00%, 04/25/19 [IO]+.........           4               59
      8.25%, 08/01/17...............          92           99,790
                                                   --------------
                                                          408,119
                                                   --------------
    Federal National Mortgage Assoc.
      4.548%, 01/01/28 [VR].........         429          436,773
      4.612%, 08/01/29 [ARM]........         598          608,130
      4.774%, 11/01/35 [ARM]........      11,144       11,344,069
      4.787%, 05/01/36 [VR].........      37,091       37,723,680
      5.50%, 01/01/17-07/18/17......      14,870       14,897,912
      6.00%, 08/01/13-01/01/29......     423,343      431,746,591
      6.25%, 05/25/08 [IO]+.........         236           16,146
      6.353%, 01/01/24 [VR].........          35           36,061
      6.90%, 05/25/23...............         280          292,044
      9.40%, 07/25/03...............           5            5,081
                                                   --------------
                                                      497,106,487
                                                   --------------
    Government National Mortgage Assoc.
      4.50%, 01/20/32-02/20/32
        [ARM].......................      27,307       27,609,303
      5.25%, 04/20/30-05/20/30
        [VR]........................       1,327        1,341,624
      5.375%, 03/20/17-02/20/27
        [VR]........................      10,541       10,750,017
      5.50%, 07/20/30 [VR]..........       8,792        8,972,766
      6.00%, 04/01/16-11/20/29......      31,149       31,741,182
      6.375%, 06/20/22-04/20/23
        [VR]........................       1,290        1,318,042
      6.50%, 09/15/23-07/15/31......      21,834       22,290,312
      6.625%, 10/20/23-12/20/26
        [VR]........................       6,791        7,015,750
      6.75%, 08/20/23-09/20/24
        [VR]........................       3,641        3,776,055
      7.00%, 02/15/24...............         127          132,576
                                                   --------------
                                                      114,947,627
                                                   --------------
    (Cost $605,517,583).............                  612,462,233
                                                   --------------
CORPORATE OBLIGATIONS -- 28.3%
AIRLINES -- 1.1%
    American Airlines, Inc.
      7.858%, 10/01/11 144A.........       4,200        4,463,550
      10.19%, 05/26/15..............         250          250,200
    Continental Airlines, Inc.
      6.954%, 02/02/11..............       7,059        6,435,298
      7.256%, 09/15/21..............       1,327        1,334,236
    United Air Lines, Inc.
      10.36%, 11/13/12..............       6,925        6,243,580
      10.36%, 11/27/12..............         500          451,055
      10.02%, 03/22/14..............       2,000        1,763,580
                                                   --------------
                                                       20,941,499
                                                   --------------
AUTOMOBILE MANUFACTURERS -- 1.4%
    DaimlerChrysler Corp.
      2.131%, 08/21/03 [FRN]........         800          798,154
      8.50%, 01/18/31...............       4,000        4,434,760

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    DaimlerChrysler NA Holding Corp.
      2.76%, 12/16/02 [FRN].........  $    4,200   $    4,210,970
      2.412%, 08/01/03 [FRN]........      14,800       14,809,044
    Ford Motor Co.
      7.45%, 07/16/31...............       3,200        2,987,136
                                                   --------------
                                                       27,240,064
                                                   --------------
BUSINESS SERVICES -- 0.1%
    Trinom Ltd.
      5.99%, 06/18/04 144A [FRN]....       1,400        1,409,184
                                                   --------------
ENTERTAINMENT & LEISURE -- 2.9%
    AOL Time Warner, Inc.
      7.70%, 05/01/32...............      16,300       14,498,589
    The Walt Disney Co.
      4.50%, 09/15/04...............      27,500       27,798,733
      6.375%, 03/01/12..............      10,000       10,203,270
      7.00%, 03/01/32...............       5,000        5,004,440
                                                   --------------
                                                       57,505,032
                                                   --------------
FINANCIAL-BANK & TRUST -- 2.3%
    Bank One Corp.
      5.90%, 11/15/11...............       3,400        3,404,128
    Credit Suisse First Boston USA, Inc.
      6.50%, 01/15/12...............       2,000        2,019,228
    Household Bank
      2.128%, 10/22/03 [FRN]........      11,750       11,701,238
    Protective Life Fund Bank Loan
      2.32%, 01/17/03 144A [FRN]....      10,000       10,016,710
    Wachovia Corp.
      4.95%, 11/01/06...............       5,200        5,245,458
    Westdeutsche Landesbank
      6.05%, 01/15/09...............      12,600       13,123,013
                                                   --------------
                                                       45,509,775
                                                   --------------
FINANCIAL SERVICES -- 9.4%
    CIT Group, Inc.
      2.463%, 04/07/03 [FRN]........      12,900       12,597,495
    Ford Motor Credit Corp.
      2.17%, 06/20/03 [FRN].........      16,900       16,756,738
      2.116%, 04/28/05 [FRN]........      10,070        9,661,893
      7.25%, 10/25/11...............       3,700        3,723,980
    Gemstone Investor Ltd
      7.71%, 10/31/04 144A..........       3,600        3,510,551
    General Electric Capital Corp.
      6.125%, 02/22/11..............       3,300        3,368,732
    General Motors Acceptance Corp.
      2.35%, 12/19/02...............      10,000        9,998,660
      2.72%, 03/22/04 [FRN].........      18,400       18,432,641
      2.276%, 04/05/04..............       2,000        1,982,734
      2.276%, 04/05/04 [FRN]........      10,000        9,906,360
      2.72%, 05/04/04 [FRN].........      26,500       26,500,821
      6.85%, 06/17/04...............       2,000        2,092,494
      2.299%, 07/21/04 [FRN]........       5,150        5,103,444
      2.321%, 07/30/04..............       7,900        7,835,560
      8.00%, 11/01/31...............       5,400        5,538,656
    Household Finance Corp.
      2.251%, 05/28/04 [FRN]........       4,600        4,556,111

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    LG&E Capital Corp.
      6.205%, 05/01/04 144A.........  $    5,000   $    5,176,420
    Morgan Stanley Co. [TRCRS]
      7.22%, 09/15/11 144A [FRN]....       4,896        5,064,163
    Pemex Finance Ltd.
      5.72%, 11/15/03...............       2,475        2,537,296
    Pemex Master Trust
      8.00%, 11/15/11 144A..........      12,900       12,738,750
    Sr Wind Ltd. A-2
      7.15%, 05/18/05 144A [FRN]....       4,000        4,016,120
      7.646%, 05/18/05 144A [FRN]...       2,000        1,996,780
    Textron Financial Corp.
      2.024%, 09/17/02 [FRN]........      10,000       10,000,950
                                                   --------------
                                                      183,097,349
                                                   --------------
FOOD -- 0.2%
    Kroger Co.
      2.65%, 08/16/12 [FRN].........       3,600        3,600,814
                                                   --------------
INDUSTRIAL PRODUCTS -- 0.0%
    Tyco International Group
      6.75%, 02/15/11...............         153          119,031
                                                   --------------
LUMBER & WOOD PRODUCTS -- 0.9%
    Weyerhaeuser Co.
      8.50%, 01/15/25...............      15,425       17,891,257
                                                   --------------
OIL & GAS -- 2.4%
    El Paso Corp.
      7.75%, 01/15/32...............      22,400       20,829,514
    Kerr McGee Corp.
      2.654%, 06/28/04 144A [FRN]...       2,600        2,600,049
    Phillips Petroleum Co.
      8.50%, 05/25/05...............      10,000       11,184,350
    Williams Companies, Inc. Cl-A
      6.75%, 01/15/17...............      15,000       12,189,930
                                                   --------------
                                                       46,803,843
                                                   --------------
PAPER & FOREST PRODUCTS -- 0.9%
    International Paper Co.
      1.91%, 06/20/04 144A [FRN]....      17,625       17,625,000
                                                   --------------
TELECOMMUNICATIONS -- 4.0%
    AT&T Corp.
      3.72%, 04/18/03 [FRN]++.......      16,600       16,102,000
      8.00%, 11/15/31 144A..........      10,000        7,871,270
    AT&T Wireless Services, Inc.
      7.875%, 03/01/11..............         700          566,406
    Qwest Capital Funding Corp.
      7.25%, 02/15/11...............         153           86,445
    Qwest Corp.
      8.875%, 03/15/12 144A.........         600          537,000
      7.20%, 11/10/26...............      13,250        9,407,500
    Sprint Capital Corp.
      6.00%, 01/15/07...............       7,700        6,004,891
      8.375%, 03/15/12 144A.........      19,500       16,179,813
      8.75%, 03/15/32 144A..........      13,000        9,797,541
    Verizon Global Funding Corp.
      6.125%, 06/15/07..............      10,800       10,760,936

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Verizon New York, Inc.
      6.875%, 04/01/12..............  $    1,900   $    1,894,399
                                                   --------------
                                                       79,208,201
                                                   --------------
UTILITIES -- 2.7%
    Louisiana Power & Light Corp.
      7.74%, 07/01/02...............       1,890        1,890,000
    National Rural Utilities Co.
      2.94%, 04/26/04 [FRN].........       2,000        2,000,876
      7.25%, 02/01/12...............      15,000       15,985,800
    Pacific Gas & Electric Co.
      7.575%, 10/31/49 144A [FRN]...       1,100        1,083,500
    Progress Energy, Inc.
      7.75%, 03/01/31...............       6,240        6,716,873
    Texas Utilities Co.
      2.487%, 06/15/03 144A [FRN]...      26,000       26,034,918
                                                   --------------
                                                       53,711,967
                                                   --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $572,399,195)...............                  554,663,016
                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.1%
    Bear Stearns Trust
      Series 2000-1 Cl-A2
      7.49%, 12/25/30 [ARM].........       1,963        1,982,257
    Bear Stearns Trust
      Series 2001-10 Cl-6A
      6.125%, 02/25/32 [ARM]........       3,924        4,065,935
    Bear Stearns Trust
      Series 2001-8 Cl-VIA
      6.80%, 11/25/31 [ARM].........       6,733        6,873,709
    Chase Mortgage Finance Corp.
      Series 1999-S8 Cl-A1
      6.35%, 06/25/29...............       3,447        3,541,509
    Citicorp Mortgage Securities,
      Inc. Series 1992-17 Cl-A
      5.80%, 09/25/22...............         136          141,395
    CMC Securities Corp. III Series
      1998-1 Cl-A19
      6.75%, 05/25/28...............      36,592       37,801,212
    Countrywide Mortgage Backed
      Securities, Inc.
      Series 1994-E Cl-A1
      6.607%, 03/25/24 [VR].........          42           41,668
    Credit Suisse First Boston, Inc.
      Series 1998-1 Cl-A5
      6.75%, 09/25/28...............       3,500        3,655,803
    E-Trade Bank Trust
      Series 2001-01 Cl-A1
      7.05%, 08/31/31 [VR]..........      10,316       10,529,119
    Federal Home Loan Mortgage Corp.
      Series 2064 Cl-ZA
      6.50%, 05/15/28...............      10,096       10,080,004
    First Horizon Asset Securities,
      Inc. Series 2001-7 Cl-A1
      6.75%, 11/25/31...............       4,437        4,551,476

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    First Nationwide Trust Series
      2001-4 Cl-4A1
      2.39%, 09/25/31...............  $    4,970   $    4,979,621
    Freddie Mac Series 2145 Cl-MZ
      6.50%, 04/15/29...............      12,340       12,004,924
    G-Wing Ltd.
      Series 2001-WH1A Cl-B
      4.49%, 11/06/11 144A..........      18,100       18,100,000
    GEM Trust Series 1999-1 Cl-1A3
      6.625%, 04/25/29..............      18,613       19,331,722
    Indymac Trust
      Series 2001-H2 Cl-A2
      6.44%, 01/25/32 [ARM].........       2,958        3,046,901
    Merrill Lynch Mortgage
      Investors, Inc.
      Series 1998-C3 C1-A1
      5.65%, 12/15/30...............       6,170        6,413,697
    Morgan Stanley Dean Witter
      Capital I
      Series 2001-SGMA CL-A
      2.14%, 07/11/11 144A [FRN]....       9,372        9,334,922
    Nationslink Funding Corp.
      Series 1999-SL Cl-A4
      6.654%, 11/10/30..............         500          531,144
    PHH Mortgage Services Corp.
      Series 1997-6 Cl-A4
      7.126%, 11/18/27 144A [FRN]...      15,219       15,761,122
    PNC Mortgage Securities Corp.
      Series 1997-3 Cl-2A4
      7.50%, 05/25/27...............       7,140        7,306,440
    PNC Mortgage Securities Corp.
      Series 1998-1 Cl-5A4
      6.972%, 02/25/28..............      17,888       18,496,774
    Prudential-Bache Trust
      Series 14 Cl-G
      8.40%, 03/20/21...............         773          816,933
    Residential Asset Securitization
      Trust Series 2001-A1 CL-1A5
      7.13%, 07/25/31...............      24,300       25,044,068
    Residential Funding Mortgage
      Securities Series 1998-S30
      Cl-A6
      6.50%, 12/25/28...............      31,529       32,296,835
    Residential Funding Mortgage
      Securities Series 1999-16
      Cl-A4
      6.75%, 07/30/29...............      10,000       10,268,070
    Rothschild, (L.F.) Mortgage
      Trust Series 2 Cl-2
      9.95%, 08/01/17...............         533          579,791
    Salomon Brothers Mortgage
      Securities VII
      Series 2000-BOA1 Cl-A
      7.60%, 08/25/30...............         367          372,018
    Salomon Brothers Mortgage Series
      1999-3 Cl-A
      2.22%, 05/25/29 [FRN].........       1,296        1,299,292
    Salomon Brothers Mortgage Series
      1999-NC4 Cl-A
      2.24%, 09/25/29 [FRN].........       3,777        3,785,940

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Small Business Investment
      Companies Series 2000-P10B
      Cl-1
      7.449%, 08/01/10..............  $    3,492   $    3,792,726
    Small Business Investment
      Companies Series 2001-P10B
      Cl-1
      6.344%, 08/01/11..............      17,049       17,566,749
    Structured Asset Mortgage
      Investments, Inc. Series
      1992-2 Cl-1A3
      6.30%, 05/25/29...............      28,519       29,340,205
    Structured Asset Securities
      Corp. Series 2001-15A Cl-2A1
      6.50%, 10/25/31...............       4,111        4,144,476
    Structured Asset Securities
      Corp. Series 2002-1A Cl-A1
      6.31%, 02/25/32...............       6,177        6,240,008
    Wells Fargo Mortgage Backed
      Securities Series 2001-2 Cl-A1
      7.00%, 02/25/16...............       1,788        1,847,604
                                                   --------------
    (Cost $325,196,031).............                  335,966,069
                                                   --------------
ASSET BACKED SECURITIES -- 5.3%
    Bayview Financial Acquisition
      Trust Series 2001-AA Cl-A
      2.24%, 04/25/31 144A [FRN]....       2,169        2,168,078
    Bayview Financial Acquisition
      Trust Series 2001-BA Cl-A
      2.12%, 07/25/31 144A [FRN]....      14,898       14,875,057
    Bear Stearns Asset Backed
      Securities, Inc. Series 2001-A
      Cl-AIII
      2.16%, 02/15/31 [FRN].........       2,227        2,228,976
    Conseco Finance Home Improvement
      Series 1999-G Cl-M1
      8.88%, 06/15/24...............       9,250       10,001,290
    Conseco Finance Securities Corp.
      Series 2000-4 Cl-A6
      8.31%, 05/01/32...............       3,800        4,171,911
    Conseco Private Label Master
      Trust Series 2001-A Cl-A
      2.12%, 11/17/08 [FRN].........      11,700       11,733,650
    Contimortgage Home Equity Loan
      Trust Series 1997-5 Cl-A8
      2.14%, 03/15/24 [FRN].........       1,115        1,117,231
    EMC Mortgage Loan Trust Series
      2001-A Cl-A
      2.21%, 05/25/40 144A [FRN]....      29,997       30,057,154
    National Premier Financial
      Services XII, Inc. Series
      2001-2A CL-A
      2.39%, 06/01/04 144A [FRB]....      13,800       13,800,000
    Providian Gateway Master Trust
      Series 2000-C Cl-A
      2.06%, 03/15/07 144A [FRN]....      13,800       13,810,303
                                                   --------------
    (Cost $103,119,463).............                  103,963,650
                                                   --------------

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
SOVEREIGN ISSUES -- 3.5%
BRAZIL -- 1.0%
    Republic of Brazil
      3.188%, 04/15/06 [BRB, FRN]...  $    3,987   $    3,189,760
      11.50%, 03/12/08..............       7,000        4,777,500
      3.25%, 04/15/09...............         165          105,824
      11.00%, 01/11/12..............       1,700        1,032,750
      8.00%, 04/15/14 [FRN].........      10,221        6,415,167
      11.00%, 08/17/40..............       6,500        3,656,250
                                                   --------------
                                                       19,177,251
                                                   --------------
EGYPT -- 0.1%
    Egypt (Arab Republic of)
      8.75%, 07/11/11 144A..........       2,200        2,139,500
                                                   --------------
MEXICO -- 1.9%
    United Mexican States
      9.875%, 02/01/10..............         600          672,000
      8.375%, 01/14/11..............      20,300       21,112,000
      11.375%, 09/15/16.............         200          247,000
      6.25%, 12/31/19...............      11,000       10,423,050
      8.30%, 08/15/31...............       3,200        3,120,000
                                                   --------------
                                                       35,574,050
                                                   --------------
PERU -- 0.3%
    Republic of Peru
      9.125%, 02/21/12 144A.........         600          544,800
      9.125%, 02/21/12 144A.........       6,500        5,902,000
                                                   --------------
                                                        6,446,800
                                                   --------------
SOUTH AFRICA -- 0.2%
    Republic of South Africa
      9.125%, 05/19/09..............       1,800        2,020,500
      7.375%, 04/25/12..............       2,300        2,279,875
                                                   --------------
                                                        4,300,375
                                                   --------------
TOTAL SOVEREIGN ISSUES
  (Cost $74,021,926)................                   67,637,976
                                                   --------------
                                      PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                        (000)
                                      ---------
FOREIGN BONDS -- 1.5%
TELECOMMUNICATIONS
    British Telecom PLC -- (GBP)
      3.182%, 12/15/03 [FRN]........       2,900        2,906,719
      8.375%, 12/15/10..............       2,500        2,725,490
    Deutsche Telekom International
      Finance -- (NLG)
      9.25%, 06/01/32...............       5,000        5,055,270
    France Telecom -- (FRF) 2.585%,
      07/16/03 144A [FRN]...........       4,400        4,402,640
      7.20%, 03/01/06...............       5,000        4,813,620
      8.50%, 03/01/31...............      11,500       10,198,729
                                                   --------------
    (Cost $33,070,593)..............                   30,102,468
                                                   --------------
                                         PAR
                                        (000)          VALUE
                                        -----          -----
U.S. TREASURY OBLIGATIONS -- 1.0%
    U.S. Treasury Bonds
      4.25%, 01/15/10...............  $    3,000   $    3,559,611
                                                   --------------
    U.S. Treasury Inflationary Bonds
      [TIPS]
      3.625%, 07/15/02#.............       6,800        7,638,219
      3.375%, 01/15/07-01/15/12#....       5,300        5,826,747
      3.875%, 01/15/09..............       3,000        3,489,046
                                                   --------------
                                                       16,954,012
                                                   --------------
    (Cost $20,040,961)..............                   20,513,623
                                                   --------------
MUNICIPAL BONDS -- 0.7%
COLORADO -- 0.2%
    Denver City County Series A
      (AMBAC Insured), Callable on
      12/01/10@101
      5.50%, 12/01/25...............       3,000        3,090,930
                                                   --------------
WISCONSIN -- 0.5%
    Badger TOB Asset Securitization
      Corp.
      6.00%, 06/01/17...............      10,100       10,014,049
                                                   --------------
TOTAL MUNICIPAL BONDS
  (Cost $12,936,314)................                   13,104,979
                                                   --------------
                                        NUMBER
                                          OF
                                      CONTRACTS
                                      ---------
OPTIONS -- 0.0%
CALL OPTIONS -- 0.0%
    U.S. Treasury Bond Futures,
      Strike Price 104, Expires
      08/24/02*.....................          38           45,719
                                                   --------------
PUT OPTIONS -- 0.0%
    Eurodollar Futures, Strike Price
      95.50, Expires 12/06/02*......         335            2,094
    Eurodollar Futures, Strike Price
      97.75, Expires 12/16/02*......         185            2,312
                                                   --------------
                                                            4,406
                                                   --------------
TOTAL OPTIONS
    (Cost $44,811)..................                       50,125
                                                   --------------
                                         PAR
                                        (000)
                                        -----
SHORT-TERM INVESTMENTS -- 17.5%
COMMERCIAL PAPER -- 7.4%
    ABN AMRO National Finance, Inc.
      1.76%, 08/08/02...............  $   12,600       12,576,592
    National Australia Funding
      1.76%, 08/07/02...............      40,000       39,923,902
    Pfizer, Inc.
      1.75%, 07/23/02 144A..........      50,000       49,946,528
    Shell Finance UK PLC
      1.78%, 08/13/02...............       3,800        3,791,786

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Swedish National Housing
      1.77%, 08/07/02 144A..........  $    4,000   $    3,992,723
    UBS Finance (DE)
      1.76%, 08/08/02...............      35,000       34,934,978
                                                   --------------
                                                      145,166,509
                                                   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
    Federal Home Loan Mortgage Corp.
      1.73%, 07/23/02...............       2,000        1,997,886
      1.73%, 07/23/02...............      50,000       49,947,139
      1.73%, 07/23/02...............       2,000        1,997,886
      1.73%, 07/23/02...............      50,000       49,947,138
      1.75%, 07/25/02...............      50,000       49,941,667
      1.75%, 07/25/02...............      14,200       14,183,433
                                                   --------------
                                                      168,015,149
                                                   --------------
U.S. TREASURY OBLIGATIONS -- 0.1%
    U.S. Treasury Bills
      1.62%, 08/15/02#..............          35           34,929
      1.63%, 08/15/02#..............          15           14,970
      1.645%, 08/15/02..............          10            9,979
      1.65%, 08/15/02#..............          70           69,856
      1.675%, 08/15/02#.............         100           99,780
      1.682%, 08/15/02#.............          50           49,890
      1.694%, 08/15/02#.............          20           19,955
      1.697%, 08/15/02#.............         150          149,700
      1.72%, 08/15/02#..............         150          149,700
      1.72%, 08/15/02#..............         410          409,180
      1.724%, 08/15/02#.............          70           69,842
      1.728%, 08/15/02#.............          80           79,818
      1.689%, 08/18/02#.............         160          159,634
                                                   --------------
                                                        1,317,233
                                                   --------------
                                        SHARES
                                        ------
REGULATED INVESTMENT COMPANIES -- 1.5%
    Temporary Investment Cash
      Fund..........................  14,552,291       14,552,291
    Temporary Investment Fund.......  14,552,290       14,552,290
                                                   --------------
                                                       29,104,581
                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $343,607,300)...............                  343,603,472
                                                   --------------
TOTAL INVESTMENTS -- 106.3%
  (Cost $2,089,954,177).............                2,082,067,611
                                                   --------------
                                        NUMBER
                                          OF
                                      CONTRACTS
                                      ---------
WRITTEN OPTIONS -- (0.4)%
CALL OPTIONS -- (0.2)%
  Swap 3-Month LIBOR & Fixed 5.20%,
    Strike Price 5.20, Expires
    11/02/04*.......................         314         (582,030)
  Swap 3-Month LIBOR & Fixed 5.30%,
    Strike Price 5.30, Expires
    08/23/02........................          90          (87,992)
  Swap 3-Month LIBOR & Fixed 5.40%,
    Strike Price 5.40, Expires
    08/23/02*.......................         307         (405,026)

                                        NUMBER
                                          OF
                                      CONTRACTS        VALUE
                                      ---------        -----
  Swap 3-Month LIBOR & Fixed 5.50%,
    Strike Price 5.50, Expires
    01/07/05*.......................         245   $     (606,963)
  Swap 3-Month LIBOR & Fixed 5.85%,
    Strike Price 5.85, Expires
    08/23/02*.......................          40          (50,808)
  Swap 3-Month LIBOR & Fixed 6.00%,
    Strike Price 6.00, Expires
    10/19/04*.......................          94         (354,953)
  Swap 3-Month LIBOR & Fixed 6.00%,
    Strike Price 6.00, Expires
    06/09/05*.......................         383       (1,413,232)
  U.S. T-Note Futures, Strike price
    107, Expires 08/24/02*..........         594         (835,312)
  U.S. T-Note Futures, Strike Price
    108, Expires 08/24/02*..........          22          (20,626)
                                                   --------------
                                                       (4,356,942)
                                                   --------------
PUT OPTIONS -- (0.2)%
  Eurodollar Futures, Strike Price
    96, Expires 12/16/02*...........         202           (3,788)
  Eurodollar Futures, Strike Price
    96.5 Expires 09/16/02*..........         153           (1,913)
  Eurodollar Futures, Strike Price
    96.50, Expires 12/16/02*........       2,027          (76,012)
  Eurodollar Futures, Strike Price
    96.75, Expires 09/16/02*........         257           (1,607)
  Eurodollar Futures, Strike Price
    97.25, Expires 09/16/02*........         613           (3,831)
  Swap 3-Month LIBOR & Fixed 6.00%,
    Strike Price 6.00, Expires
    10/19/04*.......................          94         (392,300)
  Swap 3-Month LIBOR & Fixed 6.70%,
    Strike Price 6.70, Expires
    06/09/05*.......................         223         (729,968)
  Swap 3-Month LIBOR & Fixed 6.70%,
    Strike Price 6.70, Expires
    11/02/04*.......................         314         (879,922)
    Swap 3-Month LIBOR & Fixed 7.0%,
      Strike Price 7.00, Expires
      01/07/05*.....................         245         (610,515)
                                                   --------------
                                                       (2,699,856)
                                                   --------------
TOTAL WRITTEN OPTIONS
  (Cost $(9,160,797))...............                   (7,056,798)
                                                   --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (5.9%)............                 (115,490,575)
                                                   --------------
NET ASSETS -- 100.0%................               $1,959,520,238
                                                   ==============

AST PIMCO TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2002:

                                             IN
SETTLEMENT                 CONTRACTS      EXCHANGE      CONTRACTS     UNREALIZED
MONTH           TYPE      TO RECEIVE         FOR        AT VALUE     APPRECIATION
---------------------------------------------------------------------------------
07/02        Buy    EUR     55,626,000   $51,195,611   $54,865,563    $3,669,952
07/02        Buy    JPY  1,129,598,000     8,641,005     9,429,989       788,984
                                         -----------   -----------    ----------
                                         $59,836,616   $64,295,552    $4,458,936
                                         ===========   ===========    ==========
                                            IN
SETTLEMENT               CONTRACTS       EXCHANGE      CONTRACTS     UNREALIZED
MONTH         TYPE       TO DELIVER        FOR         AT VALUE      DEPRECIATION
---------------------------------------------------------------------------------
07/02        Sell   EUR     35,405,000   $34,152,128   $34,920,995    $  768,867
07/02        Sell   GBP        486,000       707,130       739,839        32,709
07/02        Sell   JPY  1,091,271,000     8,267,142     9,110,032       842,890
                                         -----------   -----------    ----------
                                         $43,126,400   $44,770,866    $1,644,466
                                         ===========   ===========    ==========

# Securities with an aggregate market value of $11,659,750 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

                                              NOTIONAL
                           EXPIRATION          AMOUNT       UNREALIZED
DESCRIPTION                  MONTH              (000)      APPRECIATION
------------------------------------------------------------------------
U.S. Treasury 5 Year
  Note...................    09/02            $    100      $    1,953
U.S. Treasury 10 Year
  Note...................    09/02              16,320       3,842,727
10 Year Euro Bond........    09/02      EUR    115,400         999,206
Euro Dollar..............    09/02      EUR     16,750         178,388
Euro Dollar..............    12/02      EUR     46,750          91,163
Euro Dollar..............    03/03      EUR     27,500         274,425
Euro Dollar..............    06/03      EUR      6,500          89,700
Euro Dollar..............    09/03      EUR      6,500          73,450
Euro Euribor Interest
  Rate...................    03/03      EUR    148,500         180,338
Euro-Bobl................    09/02      EUR    203,300       1,956,236
                                                            ----------
                                                            $7,687,586
                                                            ==========

Interest rate swap agreements outstanding at June 30, 2002:

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate+........    03/17      EUR      2,000     $  10,285
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate+........    03/17      EUR     15,000        63,542

                                             NOTIONAL     UNREALIZED
                          EXPIRATION          AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH             (000)     (DEPRECIATION)
----------------------------------------------------------------------
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate+........    03/32      EUR      3,300     $  66,118
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate+........    03/32      EUR      6,600       124,332
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%+................    03/17      GBP      1,200          (836)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%+................    03/17      GBP      2,500        (3,660)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%+................    03/17      GBP      6,800        27,881
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%+................    03/32      GBP      3,600       (18,793)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%+................    03/32      GBP      1,800       (34,854)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  1.805% on the Japanese
  10 Year Government
  Bond+.................    01/11      JPY    727,000      (381,393)
                                                          ---------
                                                          $(147,378)
                                                          =========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

++ Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 0.82% of net assets.

See Notes to Financial Statements.

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------


                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 81.0%
AEROSPACE -- 0.3%
    Lockheed Martin Corp. ..........       39,500  $  2,745,250
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 1.1%
    General Motors Corp. ...........      180,000     9,621,000
                                                   ------------
BEVERAGES -- 3.3%
    Anheuser-Busch Companies,
      Inc. .........................      311,600    15,580,000
    Coors, (Adolph) Co. Cl-B........      211,600    13,182,680
                                                   ------------
                                                     28,762,680
                                                   ------------
BROADCASTING -- 0.4%
    Liberty Media Corp. Cl-A*.......      391,000     3,910,000
                                                   ------------
CHEMICALS -- 2.3%
    Dow Chemical Co.@...............      373,400    12,837,492
    Potash Corp. of Saskatchewan,
      Inc.@.........................      109,100     7,276,970
                                                   ------------
                                                     20,114,462
                                                   ------------
COMPUTER HARDWARE -- 1.0%
    International Business Machines
      Corp.@........................      119,200     8,582,400
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 1.1%
    Microsoft Corp.*................      170,000     9,299,000
                                                   ------------
CONGLOMERATES -- 3.4%
    Honeywell International,
      Inc. .........................      190,000     6,693,700
    Minnesota Mining & Manufacturing
      Co. ..........................      100,100    12,312,300
    United Technologies Corp. ......      155,000    10,524,500
                                                   ------------
                                                     29,530,500
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.7%
    Gillette Co. ...................      447,400    15,153,438
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    General Electric Co. ...........      700,000    20,335,000
    General Motors Corp. Cl-H*@.....      550,000     5,720,000
                                                   ------------
                                                     26,055,000
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.1%
    Harrah's Entertainment,
      Inc.*@........................      220,000     9,757,000
                                                   ------------
FINANCIAL-BANK & TRUST -- 8.1%
    Bank of New York Co., Inc. .....      466,500    15,744,375
    Charter One Financial, Inc. ....      321,979    11,069,638
    FleetBoston Financial Corp. ....      250,000     8,087,500
    J.P. Morgan Chase & Co. ........      630,000    21,369,600
    Wells Fargo & Co. ..............      285,000    14,267,100
                                                   ------------
                                                     70,538,213
                                                   ------------
FINANCIAL SERVICES -- 6.7%
    Citigroup, Inc. ................      400,000    15,500,000
    Goldman Sachs Group, Inc. ......       72,000     5,281,200
    Lehman Brothers Holdings,
      Inc.@.........................      207,800    12,991,656
    Merrill Lynch & Co., Inc. ......      257,400    10,424,700
    Stilwell Financial, Inc. .......      780,000    14,196,000
                                                   ------------
                                                     58,393,556
                                                   ------------


                                        SHARES        VALUE
                                        ------        -----
FOOD -- 2.8%
    Heinz, (H.J.) Co. ..............      300,000  $ 12,330,000
    Kellogg Co. ....................      344,800    12,364,528
                                                   ------------
                                                     24,694,528
                                                   ------------
INSURANCE -- 4.2%
    Allmerica Financial Corp. ......      380,363    17,572,771
    John Hancock Financial Services,
      Inc. .........................      550,000    19,360,000
                                                   ------------
                                                     36,932,771
                                                   ------------
MACHINERY & EQUIPMENT -- 1.6%
    Illinois Tool Works, Inc. ......      199,100    13,598,530
                                                   ------------
METALS & MINING -- 2.0%
    Alcoa, Inc.@....................      350,000    11,602,500
    Phelps Dodge Corp.@.............      143,600     5,916,320
                                                   ------------
                                                     17,518,820
                                                   ------------
OIL & GAS -- 11.3%
    Amerada Hess Corp.@.............      138,400    11,418,000
    Apache Corp. ...................      282,260    16,224,305
    BP PLC [ADR]....................      250,000    12,622,500
    Exxon Mobil Corp. ..............      480,000    19,641,600
    GlobalSantaFe Corp. ............      150,800     4,124,380
    Kerr-McGee Corp. ...............      195,300    10,458,315
    Noble Corp.*@...................      171,000     6,600,600
    Schlumberger Ltd. ..............      200,000     9,300,000
    Unocal Corp.@...................      192,300     7,103,562
                                                   ------------
                                                     97,493,262
                                                   ------------
PAPER & FOREST PRODUCTS -- 4.1%
    Bowater, Inc.@..................      260,000    14,136,200
    International Paper Co. ........      245,000    10,677,100
    Temple-Inland, Inc.@............      190,000    10,993,400
                                                   ------------
                                                     35,806,700
                                                   ------------
PHARMACEUTICALS -- 5.1%
    Pfizer, Inc. ...................      400,000    14,000,000
    Pharmacia Corp. ................      300,000    11,235,000
    Wyeth...........................      375,000    19,200,000
                                                   ------------
                                                     44,435,000
                                                   ------------
PRINTING & PUBLISHING -- 1.4%
    McGraw-Hill Co., Inc. ..........      200,000    11,940,000
                                                   ------------
RAILROADS -- 1.7%
    Kansas City Southern Industries,
      Inc.*.........................      195,000     3,315,000
    Norfolk Southern Corp. .........      475,000    11,105,500
                                                   ------------
                                                     14,420,500
                                                   ------------
RETAIL & MERCHANDISING -- 3.5%
    Target Corp. ...................      480,000    18,288,000
    Wal-Mart Stores, Inc. ..........      220,000    12,102,200
                                                   ------------
                                                     30,390,200
                                                   ------------

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------


                                        SHARES        VALUE
                                        ------        -----
SEMICONDUCTORS -- 2.5%
    Intel Corp. ....................      449,800  $  8,217,846
    Maxim Integrated Products,
      Inc.*.........................      115,000     4,407,950
    Texas Instruments, Inc.@........      389,000     9,219,300
                                                   ------------
                                                     21,845,096
                                                   ------------
TELECOMMUNICATIONS -- 5.6%
    BellSouth Corp. ................      308,200     9,708,300
    EchoStar Communications Corp.
      Cl-A*@........................      146,000     2,709,760
    L-3 Communications Holdings,
      Inc.*.........................       41,800     2,257,200
    Nokia Corp. Cl-A [ADR]..........      836,900    12,118,312
    Qwest Communications
      International, Inc. ..........      674,164     1,887,659
    SBC Communications, Inc. .......      363,300    11,080,650
    Verizon Communications, Inc. ...      220,000     8,833,000
                                                   ------------
                                                     48,594,881
                                                   ------------
UTILITIES -- 1.7%
    Dominion Resources, Inc.@.......      175,300    11,604,860
    FPL Group, Inc.@................       50,500     3,029,495
                                                   ------------
                                                     14,634,355
                                                   ------------
TOTAL COMMON STOCK
  (Cost $688,492,689)...............                704,767,142
                                                   ------------
                                          PAR
                                         (000)
                                      -----------
CORPORATE OBLIGATIONS -- 10.3%
BROADCASTING -- 0.4%
    Clear Channel Communication
      Corp. Cl-B
      8.125%, 12/15/07..............  $     4,000     3,900,000
                                                   ------------
FINANCIAL SERVICES -- 0.9%
    Auburn Hills Trust Co.
      12.375%, 05/01/20.............        4,000     5,750,568
    Ford Motor Credit Corp.
      7.25%, 10/25/11...............        1,800     1,811,666
                                                   ------------
                                                      7,562,234
                                                   ------------
HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%, 12/15/09@..............        1,010       985,370
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
    Chesapeake Corp.
      7.20%, 03/15/05...............        5,000     4,825,000
                                                   ------------
TELECOMMUNICATIONS -- 1.6%
    Allegiance Telecom, Inc. Cl-B
      12.697%, 02/15/08 [STEP]@.....        2,330       267,950
    ESAT Telecom Group PLC
      11.875%, 12/01/08.............        1,000     1,136,674
    MetroNet Communications Corp.
      10.75%, 11/01/07 [STEP]@......        1,135       119,175
      8.609%, 06/15/08 [STEP]@......        2,520       264,600

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Nextel Communications, Inc.
      9.375%, 02/01/11..............  $     1,500  $    742,500
    Renaissance Media Group
      9.587%, 04/15/08 [STEP].......          880       664,400
    Rogers Cantel, Inc.
      9.75%, 06/01/16...............        3,680     2,594,400
    Sprint Corp.
      7.625%, 01/30/11..............        1,325     1,055,748
    Teleglobe, Inc.
      7.70%, 07/20/29...............        3,000        75,000
    U.S. West Communications Corp.
      5.65%, 11/01/04...............        5,000     4,124,999
    Verizon Global Funding Corp.
      6.875%, 06/15/12..............          710       698,453
    Verizon Maryland, Inc.
      6.125%, 03/01/12..............          515       490,790
    VoiceStream Wireless Co.
      10.375%, 11/15/09.............        1,625     1,568,125
                                                   ------------
                                                     13,802,814
                                                   ------------
TRANSPORTATION -- 0.1%
    Burlington North Santa Fe Corp.
      5.90%, 07/01/12...............          500       494,226
                                                   ------------
UTILITIES -- 6.6%
    Arizona Public Service Co.
      8.00%, 02/01/25@..............        3,000     3,078,768
    Cleveland Electric Illuminating
      Co. Cl-B
      9.50%, 05/15/05...............        3,000     3,027,756
    Cleveland Electric Illuminating
      Co. Cl-D
      7.88%, 11/01/17...............        2,500     2,645,293
    Commonwealth Edison Co.
      8.25%, 10/01/06...............        2,000     2,256,148
      8.375%, 02/15/23..............          400       422,828
    Consumers Energy Co.
      7.375%, 09/15/23..............        1,500     1,207,163
    Duquesne Light Co.
      7.55%, 06/15/25...............        2,860     2,833,762
    El Paso Electric Co.
      8.90%, 02/01/06...............        1,335     1,452,113
    El Paso Electric Co. Cl-E
      9.40%, 05/01/11...............        1,033     1,134,843
    Indiana Michigan Power Co.
      8.50%, 12/15/22...............        4,000     4,185,692
    Jersey Central Power & Light Co.
      7.98%, 02/16/23...............        1,500     1,527,390
    Metropolitan Edison Co. Cl-B
      8.15%, 01/30/23...............        2,975     2,998,645
    New York State Electric & Gas
      Corp.
      8.30%, 12/15/22...............          475       493,577
      8.30%, 12/15/22...............        1,400     1,435,197
    Niagara Mohawk Power Corp.
      9.75%, 11/01/05...............        1,000     1,132,695
      8.50%, 07/01/23...............        2,450     2,545,403

AST INVESCO EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Penn Power Co.
      8.50%, 07/15/22...............  $     1,000  $    994,424
    Potomac Edison Co.
      7.75%, 05/01/25...............        3,400     3,499,001
    Potomac Electric Power Co.
      8.50%, 05/15/27...............        1,000     1,034,118
    Public Service of New Mexico
      Cl-A
      7.10%, 08/01/05...............        5,000     5,090,620
    Public Service of New Mexico
      Cl-B
      7.50%, 08/01/18...............        1,500     1,370,270
    TXU Corp.
      7.875%, 04/01/24..............        3,000     3,052,764
      8.50%, 08/01/24...............        5,000     5,215,950
    Union Electric Co.
      8.25%, 10/15/22...............        4,750     5,015,710
                                                   ------------
                                                     57,650,130
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $100,196,645)...............                 89,219,774
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 4.2%
    U.S. Treasury Notes
      5.875%, 11/15/04@.............        5,000     5,315,630
      6.75%, 05/15/05...............        4,500     4,912,736
      5.75%, 11/15/05-08/15/10@.....       25,000    26,737,525
                                                   ------------
    (Cost $35,236,965)..............                 36,965,891
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
    Federal Home Loan Mortgage Corp.
      6.50%, 09/01/11-02/01/30
      (Cost $5,790,020).............  $     5,926  $  6,168,857
                                                   ------------
                                        SHARES
                                        ------
SHORT-TERM INVESTMENTS -- 4.1%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash
      Fund..........................   17,872,020    17,872,020
    Temporary Investment Fund.......   17,872,019    17,872,019
                                                   ------------
    (Cost $35,744,039)..............                 35,744,039
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $865,460,358)...............                872,865,703
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)..................                 (2,822,791)
                                                   ------------
NET ASSETS -- 100.0%................               $870,042,912
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PBHG SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 96.9%
ADVERTISING -- 1.0%
    Advo, Inc.*......................      76,300   $  2,904,741
    DoubleClick, Inc.*...............      67,700        502,334
                                                    ------------
                                                       3,407,075
                                                    ------------
AEROSPACE -- 0.7%
    DRS Technologies, Inc.*..........      54,300      2,321,325
                                                    ------------
AUTOMOTIVE PARTS -- 0.4%
    Advance Auto Parts, Inc.*@.......      21,600      1,177,416
    Tower Automotive, Inc.*..........      23,600        329,220
                                                    ------------
                                                       1,506,636
                                                    ------------
BEVERAGES -- 0.9%
    Panamerican Beverages Cl-A
      [ADR]@.........................     122,500      1,745,625
    PepsiAmericas, Inc. .............      96,500      1,441,710
                                                    ------------
                                                       3,187,335
                                                    ------------
BROADCASTING -- 1.6%
    Cumulus Media, Inc.*.............      92,300      1,271,894
    Hispanic Broadcasting Corp.*.....      69,900      1,824,390
    Lin TV Corp. Cl-A*...............      72,700      1,965,808
    Paxson Communications Corp.*.....      73,000        401,500
                                                    ------------
                                                       5,463,592
                                                    ------------
BUILDING MATERIALS -- 0.3%
    Genlyte Group, Inc.*.............      26,700      1,084,821
                                                    ------------
BUSINESS SERVICES -- 6.0%
    Advisory Board Co.*..............      53,500      1,938,840
    Alliance Data Systems Corp.*.....     120,500      3,078,775
    CDI Corp.*.......................      35,300      1,149,015
    ChoicePoint, Inc.*@..............      74,400      3,382,968
    Fair, Isaac & Co., Inc.@.........      27,600        907,212
    Forrester Research, Inc.*........      71,400      1,385,089
    FTI Consulting, Inc.*............      69,700      2,440,197
    Kroll, Inc.*.....................      59,200      1,242,016
    Manhattan Associates, Inc.*@.....      95,400      3,068,064
    Micromuse, Inc.*.................      89,900        400,055
    Pediatrix Medical Group,
      Inc.*@.........................      44,000      1,100,000
    Watson Wyatt & Co. Holdings*.....      20,700        501,354
                                                    ------------
                                                      20,593,585
                                                    ------------
CABLE TELEVISION -- 0.2%
    Young Broadcasting, Inc. Cl-A*...      43,900        780,542
                                                    ------------
CHEMICALS -- 0.5%
    Cabot Microelectronics Corp.*@...      26,700      1,152,372
    Wellman, Inc. ...................      44,300        742,025
                                                    ------------
                                                       1,894,397
                                                    ------------
CLOTHING & APPAREL -- 0.3%
    Urban Outfitters, Inc.*..........      31,900      1,107,568
                                                    ------------
COMPUTER HARDWARE -- 2.6%
    Adaptec, Inc.*@..................     174,900      1,379,961
    Insight Enterprises, Inc.*.......     143,015      3,602,548
    SanDisk Corp.*@..................     102,700      1,273,480
    Silicon Storage Technology,
      Inc.*..........................     345,700      2,696,460
                                                    ------------
                                                       8,952,449
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
COMPUTER SERVICES & SOFTWARE -- 8.0%
    Arbitron, Inc.*..................      14,300   $    446,160
    Aspen Technology, Inc.*..........     105,400        879,036
    Avocent Corp.*...................     106,492      1,695,353
    Citrix Systems, Inc.*@...........     195,400      1,180,216
    Cognizant Technology Solutions
      Corp.*@........................      59,700      3,208,875
    Computer Network Technology
      Corp.*.........................      67,400        413,162
    Concurrent Computer Corp.*.......      38,200        177,630
    Extreme Networks, Inc.*@.........     225,200      2,200,204
    FactSet Research Systems,
      Inc. ..........................      36,000      1,071,720
    Henry, (Jack) & Associates,
      Inc.@..........................      41,300        689,297
    JDA Software Group, Inc.*@.......     128,000      3,617,279
    Novadigm, Inc.*..................      53,600        389,672
    PEC Solutions, Inc.*.............      77,100      1,844,232
    Retek, Inc.*@....................     121,636      2,955,755
    Roxio, Inc.*.....................      19,600        141,120
    ScanSource, Inc.*................      39,000      2,394,990
    Tripos, Inc.*....................      75,900      1,654,620
    Websense, Inc.*..................     101,700      2,600,469
                                                    ------------
                                                      27,559,790
                                                    ------------
CONSTRUCTION -- 0.5%
    Hovanian Enterprises, Inc.
      Cl-A*..........................      19,700        706,836
    Standard Pacific Corp. ..........      32,400      1,136,592
                                                    ------------
                                                       1,843,428
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 1.4%
    Coinstar, Inc.*..................      64,000      1,564,800
    Playtex Products, Inc.*..........     167,000      2,162,650
    Tupperware Corp. ................      55,300      1,149,687
                                                    ------------
                                                       4,877,137
                                                    ------------
CONTAINERS & PACKAGING -- 0.5%
    Crown Cork & Seal Co., Inc.*@....     229,300      1,570,705
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    Avnet, Inc. .....................      52,800      1,161,072
    Brooks-PRI Automation, Inc.*.....      69,900      1,786,644
    Comverse Technology, Inc.*@......      82,600        764,876
    DSP Group, Inc.*.................     104,300      2,044,280
    Emulex Corp.*@...................      84,800      1,908,848
    Harman International Industries,
      Inc.*@.........................      43,100      2,122,675
    OSI Systems, Inc.*...............      57,200      1,134,276
    Plexus Corp.*....................      51,045        923,915
    Power-One, Inc.*.................      58,300        362,626
    Read-Rite Corp.*.................      32,200         15,456
    Vishay Intertechnology, Inc.*@...      76,000      1,672,000
                                                    ------------
                                                      13,896,668
                                                    ------------
ENTERTAINMENT & LEISURE -- 2.4%
    AMC Entertainment, Inc. .........      55,100        782,420
    Park Place Entertainment
      Corp.*.........................     181,800      1,863,450
    Pixar, Inc.*.....................      33,000      1,455,300
    Regal Entertainment Group
      Cl-A*..........................      23,200        541,024
    Station Casinos, Inc.*@..........     199,223      3,556,122
                                                    ------------
                                                       8,198,316
                                                    ------------

AST PBHG SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
ENVIRONMENTAL SERVICES -- 1.7%
    Clean Harbors, Inc.*.............      79,900   $    939,624
    Gaiam, Inc.*.....................      71,400      1,045,296
    TRC Companies, Inc.*.............      68,400      1,405,620
    Waste Connections, Inc.*@........      77,400      2,417,976
                                                    ------------
                                                       5,808,516
                                                    ------------
EQUIPMENT SERVICES -- 0.9%
    The Nautilus Group, Inc.*@.......     101,800      3,115,080
                                                    ------------
FINANCIAL-BANK & TRUST -- 3.4%
    Brookline Bancorp, Inc.*.........      70,500      1,783,650
    City National Corp. .............      34,600      1,859,750
    eFunds Corp.*....................      36,400        345,400
    South Financial Group, Inc. .....      73,190      1,640,115
    UMB Financial Corp. .............      37,674      1,765,780
    Willow Grove Bancorp, Inc. ......     116,400      1,365,372
    Wilmington Trust Corp. ..........      64,400      1,964,200
    Zions Bancorp....................      21,500      1,120,150
                                                    ------------
                                                      11,844,417
                                                    ------------
FINANCIAL SERVICES -- 2.5%
    Affiliated Managers Group,
      Inc.*@.........................      43,300      2,662,950
    Federated Investors, Inc. .......      36,300      1,254,891
    Investors Financial Service
      Corp. .........................      67,680      2,269,987
    PRG-Schultz International,
      Inc.*@.........................     141,300      1,739,403
    Stewart, (W.P.) & Co. Ltd. ......      21,900        558,888
                                                    ------------
                                                       8,486,119
                                                    ------------
FOOD -- 1.3%
    Krispy Kreme Doughnuts, Inc.*@...     118,700      3,820,953
    Monterey Pasta Co.*..............      64,200        605,406
                                                    ------------
                                                       4,426,359
                                                    ------------
HEALTHCARE SERVICES -- 7.2%
    Accredo Health, Inc.*@...........      68,602      3,165,296
    Aetna, Inc.*.....................      37,500      1,798,875
    American Healthways, Inc.*.......      89,100      1,585,980
    Beverly Enterprises, Inc.*.......     283,600      2,158,196
    Conventry Health Care, Inc.*.....      94,300      2,680,006
    Curative Health Services,
      Inc.*..........................      50,300        844,034
    Health Net, Inc.*................      23,400        626,418
    Humana, Inc.*....................      70,800      1,106,604
    LifePoint Hospitals, Inc.*.......      58,505      2,124,317
    Myriad Genetics, Inc.*...........      64,500      1,311,930
    Odyssey Healthcare, Inc.*........      63,500      2,281,555
    Omnicare, Inc. ..................      47,500      1,247,350
    Province Healthcare Co.*@........      76,245      1,704,838
    QuadraMed Corp.*.................      51,100        357,189
    Renal Care Group, Inc.*..........      26,300        819,245
    United Surgical Partners
      International, Inc.*...........      35,700      1,105,986
                                                    ------------
                                                      24,917,819
                                                    ------------
INSURANCE -- 4.0%
    Allmerica Financial Corp. .......      62,500      2,887,500
    Fidelity National Financial,
      Inc. ..........................      39,700      1,254,520
    First American Corp. ............     120,900      2,780,700
    HCC Insurance Holdings, Inc. ....      70,815      1,865,975

                                         SHARES        VALUE
                                         ------        -----
    Hooper Holmes, Inc. .............     353,200   $  2,825,600
    Scottish Annuity & Life Holdings
      Ltd.*..........................      29,600        564,768
    StanCorp Financial Group,
      Inc. ..........................      30,000      1,665,000
                                                    ------------
                                                      13,844,063
                                                    ------------
INTERNET SERVICES -- 2.3%
    Alloy, Inc.*.....................      75,600      1,091,664
    FreeMarkets, Inc.*@..............      80,200      1,133,226
    Hotels.com Cl-A*@................      20,600        869,938
    J2 Global Communication, Inc.*...      52,800        867,504
    NetBank, Inc.*...................      60,400        703,660
    Overture Services, Inc.*.........      96,600      2,413,068
    Vignette Corp.*..................     361,800        712,746
                                                    ------------
                                                       7,791,806
                                                    ------------
MACHINERY & EQUIPMENT -- 1.8%
    AGCO Corp. ......................     120,000      2,340,000
    Asyst Technologies, Inc.*@.......      72,300      1,471,305
    Flowserve Corp.*.................      57,700      1,719,460
    Kulicke & Soffa Industries,
      Inc.*..........................      41,300        511,707
                                                    ------------
                                                       6,042,472
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 8.9%
    American Medical Systems
      Holdings, Inc.*@...............      49,600        994,976
    Cholestech Corp.*................     114,600      1,209,030
    CIMA Labs, Inc.*.................     166,000      4,003,920
    DIANON Systems, Inc.*............      43,900      2,345,138
    Edwards Lifesciences Corp.*......      48,000      1,113,600
    Fisher Scientific International,
      Inc.*..........................      85,800      2,402,400
    Haemonetics Corp.*...............     164,900      4,815,080
    Immucor, Inc.*...................      46,200      1,084,314
    Integra LifeSciences Holdings
      Corp.*.........................      75,800      1,648,650
    Kensey Nash Corp.*...............      72,600      1,176,120
    Molecular Devices Corp.*.........      76,000      1,352,800
    Possis Medical, Inc.*............     115,900      1,431,249
    SangStat Medical Corp.*..........      63,400      1,456,932
    Serologicals Corp.*..............      59,600      1,090,084
    SurModics, Inc.*.................      50,800      1,320,292
    Wilson Greatbatch Technologies,
      Inc.*..........................      53,600      1,365,728
    Zoll Medical Corp.*..............      60,700      1,974,571
                                                    ------------
                                                      30,784,884
                                                    ------------
METALS & MINING -- 1.4%
    Carpenter Technology Corp.*......      39,000      1,123,590
    Stillwater Mining Co.*...........     177,900      2,896,212
    United States Steel Corp. .......      47,400        942,786
                                                    ------------
                                                       4,962,588
                                                    ------------
OIL & GAS -- 3.5%
    AGL Resources, Inc. .............      42,700        990,640
    Atwood Oceanics, Inc.*...........      56,200      2,107,500
    Cal Dive International, Inc.*....      61,600      1,355,200
    Global Industries Ltd.*..........      98,900        691,311
    Premcor, Inc.*...................      24,400        627,568
    Spinnaker Exploration Co.*.......      18,500        666,370

AST PBHG SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Tesoro Petroleum Corp.*..........     261,100   $  2,023,525
    Universal Compression Holdings,
      Inc.*@.........................     131,500      3,154,685
    WGL Holdings, Inc. ..............      16,200        419,580
                                                    ------------
                                                      12,036,379
                                                    ------------
PERSONAL SERVICES -- 1.5%
    Career Education Corp.*..........      75,900      3,415,500
    University of Phoenix Online*....      60,133      1,781,139
                                                    ------------
                                                       5,196,639
                                                    ------------
PHARMACEUTICALS -- 3.6%
    Adolor Corp.*....................     104,300      1,174,418
    Albany Molecular Research,
      Inc.*@.........................      55,900      1,181,726
    Amarin Corp. PLC [ADR]*..........      84,900        696,180
    Covance, Inc.*...................      46,300        868,125
    Dr. Reddy's Laboratories Ltd.
      [ADR]..........................      72,400      1,404,560
    First Horizon Pharmaceutical
      Corp.*.........................      99,500      2,058,655
    Icon PLC [ADR]*..................      66,800      1,903,800
    Kendle International, Inc.*......      46,600        633,760
    MIM Corp.*.......................      23,600        285,324
    PDI, Inc.*.......................      56,000        867,440
    Syncor International Corp.*@.....      42,800      1,348,200
                                                    ------------
                                                      12,422,188
                                                    ------------
PRINTING & PUBLISHING -- 0.4%
    Scholastic Corp.*................      39,700      1,504,630
                                                    ------------
REAL ESTATE -- 0.3%
    Boston Properties, Inc. [REIT]...      28,900      1,154,555
                                                    ------------
RESTAURANTS -- 4.6%
    BUCA, Inc.*......................     159,700      3,042,285
    California Pizza Kitchen,
      Inc.*..........................      94,600      2,346,080
    CEC Entertainment, Inc.*.........      46,000      1,899,800
    Landry's Restaurants, Inc. ......      69,500      1,772,945
    P.F. Chang's China Bistro,
      Inc.*..........................     103,400      3,248,828
    Panera Bread Co. Cl-A*...........     103,000      3,550,410
                                                    ------------
                                                      15,860,348
                                                    ------------
RETAIL & MERCHANDISING -- 10.4%
    7-Eleven, Inc.*..................      92,000        740,600
    A.C. Moore Arts & Crafts,
      Inc.*..........................      34,900      1,652,515
    Blue Rhino Corp.*................      39,700        555,403
    CDW Computer Centers, Inc.*@.....      44,290      2,073,215
    Chattem, Inc.*...................       3,700        116,550
    Christopher & Banks Corp.*@......     112,800      4,771,439
    Dillard's, Inc. Cl-A@............      41,200      1,083,148
    Duane Reade, Inc.*...............     103,800      3,534,390
    Electronics Boutique Holdings
      Corp.*.........................      97,100      2,845,030
    Jos A Bank Clothiers, Inc.*......      61,400      1,094,087
    Kenneth Cole Productions, Inc.
      Cl-A*..........................     143,400      4,065,390
    Linens 'n Things, Inc.*..........      35,510      1,165,083
    Mens Warehouse, Inc.*............      71,600      1,825,800
    Pier 1 Imports, Inc. ............      57,500      1,207,500
    Rent-Way, Inc.*..................      84,300      1,091,685
    Stage Stores, Inc.*..............      46,200      1,604,988
    Toys 'R' Us, Inc.*@..............     215,300      3,761,291

                                         SHARES        VALUE
                                         ------        -----
    Tractor Supply Co.*..............      28,300   $  2,009,017
    Tweeter Home Entertainment Group,
      Inc.*..........................      28,100        459,154
                                                    ------------
                                                      35,656,285
                                                    ------------
SEMICONDUCTORS -- 2.9%
    Actel Corp.*.....................      42,600        895,452
    Globespan, Inc.*.................     395,300      1,529,811
    Intersil Corp. Cl-A*@............      96,348      2,059,920
    Lam Research Corp.*@.............      15,800        284,084
    LTX Corp.*@......................     111,700      1,595,076
    MIPS Technologies, Inc. Cl-B*....     148,600        827,702
    MKS Instruments, Inc.*...........      93,800      1,882,566
    Power Integrations, Inc.*........      61,200      1,095,419
    TriQuint Semiconductor, Inc.*....           1              6
                                                    ------------
                                                      10,170,036
                                                    ------------
TELECOMMUNICATIONS -- 1.8%
    Advanced Fibre Communications,
      Inc.*..........................      48,500        802,190
    Catapult Communications Corp.*...      67,700      1,480,667
    Intrado, Inc.*...................      68,600      1,328,096
    Polycom, Inc.*...................      62,500        749,375
    Silicon Laboratories, Inc.*@.....      62,600      1,693,956
                                                    ------------
                                                       6,054,284
                                                    ------------
TRANSPORTATION -- 0.5%
    UTI Worldwide, Inc. .............      85,575      1,691,818
                                                    ------------
UTILITIES -- 0.7%
    DQE, Inc. .......................      85,100      1,191,400
    Teco Energy, Inc.@...............      43,500      1,076,625
                                                    ------------
                                                       2,268,025
                                                    ------------
TOTAL COMMON STOCK
    (Cost $333,082,771)..............                334,284,679
                                                    ------------
FOREIGN STOCK -- 0.4%
PHARMACEUTICALS -- 0.2%
    Taro Pharmaceuticals Industries
      Ltd. -- (ISL)*.................      31,800        779,736
                                                    ------------
TELECOMMUNICATIONS -- 0.2%
    TTI Team Telecom International
      Ltd. -- (ISL)*.................      45,400        726,854
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $2,367,498)..................                  1,506,590
                                                    ------------
SHORT-TERM INVESTMENTS -- 1.7%
REGULATED INVESTMENT COMPANIES
  Temporary Investment Fund
  (Cost $5,880,704)..................   5,880,704      5,880,704
                                                    ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $341,330,973)................                341,671,973
OTHER ASSETS LESS
  LIABILITIES -- 1.0%................                  3,357,041
                                                    ------------
NET ASSETS -- 100.0%.................               $345,029,014
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
FOREIGN BONDS -- 36.0%
AUSTRALIA -- 0.2%
    Australian Government 8.75%,
      08/15/08........................        380   $    244,498
                                                    ------------
BELGIUM -- 0.5%
    Belgium Government 5.00%,
      09/28/12........................        705        687,851
                                                    ------------
CANADA -- 1.1%
    Canadian Government 5.25%,
      06/01/12........................      2,080      1,348,187
    Canadian Natural Resources Ltd.
      7.20%, 01/15/32.................        185        188,652
                                                    ------------
                                                       1,536,839
                                                    ------------
DENMARK -- 3.1%
    Kingdom of Denmark
      8.00%, 03/15/06.................      4,120        607,290
      6.00%, 11/15/11.................     26,902      3,784,645
                                                    ------------
                                                       4,391,935
                                                    ------------
FRANCE -- 1.1%
    Axa SA 7.125%, 12/15/20...........        125        201,496
    Compagnie Financiere de Paribas
      5.625%, 08/07/08................        300        299,206
    French Government 5.50%,
      04/25/29........................        980        990,618
                                                    ------------
                                                       1,491,320
                                                    ------------
GERMANY -- 16.3%
    German Government
      4.125%, 08/27/04................      3,350      3,321,778
      6.00%, 01/05/06.................      1,770      1,838,910
      4.50%, 08/18/06.................      1,550      1,534,952
      6.00%, 07/04/07.................      5,800      6,102,278
      5.25%, 01/04/08.................      6,410      6,531,042
      5.25%, 07/04/10.................      3,790      3,832,185
                                                    ------------
                                                      23,161,145
                                                    ------------
GREECE -- 0.5%
    Greek Government 6.50%,
      01/11/14........................        646        699,921
                                                    ------------
HUNGARY -- 0.9%
    Hungarian Government 8.50%,
      05/12/06........................    326,000      1,314,065
                                                    ------------
ITALY -- 1.3%
    Italian Government
      7.25%, 11/01/26.................        328        400,521
      6.00%, 05/01/31.................      1,230      1,307,951
    Telecom Italia SPA 5.625%,
      02/01/07........................        125        122,287
                                                    ------------
                                                       1,830,759
                                                    ------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
JAPAN -- 3.9%
    Japanese Government
      1.30%, 06/20/11.................    434,000   $  3,673,840
      1.40%, 03/20/12.................    119,000      1,005,637
      2.00%, 06/20/22.................     95,000        798,998
                                                    ------------
                                                       5,478,475
                                                    ------------
MEXICO -- 0.1%
    Petroleos Mexicanos 9.25%,
      03/30/18........................        175        179,156
                                                    ------------
NETHERLANDS -- 1.5%
    Credit Suisse Group Financial
      6.375%, 06/07/13................        250        251,449
    Koninklijke KPN NV 7.25%,
      04/12/06........................        100        101,809
    Netherlands Government 5.75%,
      02/15/07........................      1,490      1,542,491
    Unilever NV 4.75%, 06/07/04.......        250        249,437
                                                    ------------
                                                       2,145,186
                                                    ------------
PHILIPPINES -- 0.9%
    Republic of Philippines 9.875%,
      01/15/19........................      1,220      1,215,120
                                                    ------------
POLAND -- 1.8%
    Polish Government 8.50%,
      11/12/06........................      9,900      2,498,767
                                                    ------------
SPAIN -- 0.5%
    Spanish Government 6.00%,
      01/31/29........................        662        708,827
                                                    ------------
SWEDEN -- 0.6%
    Swedish Government 5.00%,
      01/28/09........................      7,400        791,503
                                                    ------------
UNITED KINGDOM -- 1.7%
    AIG SunAmerica Institutional
      Funding III Ltd. 5.50%,
      03/07/11........................        500        497,096
    British Telecom PLC 6.875%,
      02/15/11........................        175        181,096
    Hilton Group Finance PLC 5.00%,
      07/27/04........................        175        171,233
    Imperial Tobacco Finance 6.375%,
      09/27/06........................        150        151,257
    Union Bank of Switzerland 8.00%,
      01/08/07........................        157        260,833
    United Kingdom Treasury
      7.50%, 12/07/06.................        120        200,753
      4.25%, 06/07/32.................        650        908,671
                                                    ------------
                                                       2,370,939
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $47,963,288)..................                50,746,306
                                                    ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.5%
    Federal Home Loan Bank 5.75%,
      05/15/12.......................  $      150   $    154,340
                                                    ------------
    Federal Home Loan Mortgage Corp.
      4.875%, 03/15/07...............       1,658      1,696,484
      5.00%, 12/01/08................         535        535,537
      5.75%, 09/15/10-01/15/12.......       2,000      2,048,025
      6.25%, 07/15/32................          82         82,722
      6.502%, 11/25/30...............         100        105,497
      6.75%, 03/15/31................          40         43,126
      7.00%, 10/10/30-11/01/30.......       1,064      1,103,796
                                                    ------------
                                                       5,615,187
                                                    ------------
    Federal National Mortgage Assoc.
      4.625%, 02/15/07...............       1,300      1,277,660
      5.75%, 08/25/12................         575        575,180
      6.00%, 05/15/11-11/01/28.......       3,915      3,988,634
      6.25%, 02/01/11................         285        300,079
      6.50%, 07/25/16-09/01/32.......       3,248      2,970,994
      7.00%, 12/01/29-01/01/31.......       1,224      1,269,090
                                                    ------------
                                                      10,381,637
                                                    ------------
    Government National Mortgage
      Assoc. 6.00%, 07/01/32.........       3,150      3,139,171
      6.50%, 07/15/28-07/01/32.......       2,769      2,834,645
      7.00%, 03/15/13-12/15/13.......         857        908,016
      7.50%, 07/01/32................       1,550      1,634,281
                                                    ------------
                                                       8,516,113
                                                    ------------
    (Cost $24,121,660)...............                 24,667,277
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 13.9%
    U.S. Treasury Bonds 6.25%,
      08/15/23-05/15/30..............       1,330      1,439,652
      6.375%, 08/15/27...............       1,175      1,281,796
                                                    ------------
                                                       2,721,448
                                                    ------------
    U.S. Treasury Inflationary Bonds [TIPS]
      3.875%, 01/15/09...............         895      1,040,899
                                                    ------------
    U.S. Treasury Notes 4.25%,
      11/15/03.......................       1,285      1,317,728
      3.25%, 12/31/03................         470        475,480
      5.875%, 11/15/04...............       4,370      4,645,861
      6.50%, 08/15/05................         660        718,988
      3.50%, 11/15/06................       6,340      6,229,055
      4.75%, 11/15/08................         610        621,351
      5.00%, 08/15/11................       1,505      1,526,374
      4.875%, 02/15/12...............         275        276,117
                                                    ------------
                                                      15,810,954
                                                    ------------
    (Cost $19,366,623)...............                 19,573,301
                                                    ------------
CORPORATE OBLIGATIONS -- 11.4%
AIRLINES -- 0.1%
    Continental Airlines, Inc.
      7.568%, 12/01/06...............         105         95,911
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
AUTOMOBILE MANUFACTURERS -- 0.8%
    Daimlerchrysler NA Holding Corp.
      7.50%, 12/07/06................  $      140   $    220,863
      7.30%, 01/15/12................         300        314,782
    Ford Motor Co. 7.45%, 07/16/31...         585        546,086
                                                    ------------
                                                       1,081,731
                                                    ------------
BROADCASTING -- 0.3%
    Clear Channel Communications,
      Inc. 7.875%, 06/15/05..........         290        305,317
    Paxson Communications Corp.
      10.33%, 01/15/09 [STEP]........         185        105,913
                                                    ------------
                                                         411,230
                                                    ------------
BUILDING MATERIALS -- 0.1%
    Masco Corp. 5.875%, 07/15/12.....         165        163,147
                                                    ------------
BUSINESS SERVICES -- 0.1%
    Advance Holding Corp. 11.178%,
      04/15/09 [STEP]................         165        165,206
                                                    ------------
CABLE TELEVISION -- 0.1%
    Comcast Cable Communications
      Corp. 6.75%, 01/30/11..........         140        125,242
                                                    ------------
CHEMICALS -- 0.3%
    American Pacific Corp. 9.25%,
      03/01/05.......................         250        255,313
    Chevron Phillips Chemical Co.
      5.375%, 06/15/07 144A..........         205        204,470
                                                    ------------
                                                         459,783
                                                    ------------
CONGLOMERATES -- 0.1%
    Tyco International Group 5.80%,
      08/01/06.......................         160        126,424
                                                    ------------
CONSTRUCTION -- 0.2%
    Lennar Corp. 9.95%, 05/01/10.....         250        276,250
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.4%
    PHH Corp. 8.125%, 02/03/03.......         500        506,960
                                                    ------------
CONTAINERS & PACKAGING -- 0.1%
    Packaged Ice, Inc. Cl-B 9.75%,
      02/01/05.......................         140        117,600
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.5%
    AOL Time Warner, Inc. 7.625%,
      04/15/31.......................         245        215,095
    International Game Technology Co.
      8.375%, 05/15/09...............         200        212,000
    Isle of Capri Casinos Co. 8.75%,
      04/15/09.......................         250        252,500
                                                    ------------
                                                         679,595
                                                    ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
FINANCIAL-BANK & TRUST -- 1.4%
    Bank of America Corp. 6.125%,
      12/16/10.......................  $      165   $    254,116
    Charter One Bank 6.375%,
      05/15/12.......................         130        133,591
    Countrywide Home Loans, Inc.
      5.50%, 02/01/07................         250        254,714
    Credit Suisse First Boston USA,
      Inc. 6.50%, 01/15/12...........         135        136,298
    MBNA America Bank NA 6.50%,
      06/20/06.......................         350        362,712
    PNC Funding Corp. 5.75%,
      08/01/06.......................         300        309,503
    Regions Financial Corp. 6.375%,
      05/15/12.......................         150        154,677
    State Street Corp. 7.65%,
      06/15/10.......................         170        191,949
    Suntrust Banks, Inc. 6.25%,
      06/01/08.......................         210        221,941
                                                    ------------
                                                       2,019,501
                                                    ------------
FINANCIAL SERVICES -- 1.8%
    CIT Group Holdings, Inc. 7.75%,
      04/02/12.......................         100         98,608
    Ford Motor Credit Co. 6.00%,
      02/14/05.......................         250        247,388
    General Electric Capital Corp.
      5.50%, 10/06/04................         515        521,748
    General Motors Acceptance Corp.
      6.00%, 10/16/06................         250        246,203
      8.00%, 11/01/31................         320        328,216
    Goldman Sachs Group, Inc. 6.60%,
      01/15/12.......................         250        255,100
    Household Finance Corp. 7.00%,
      05/15/12.......................         190        189,260
    International Lease Finance Corp.
      6.375%, 03/15/09...............         150        155,286
    Lehman Brothers 6.625%,
      01/18/12.......................         155        157,447
    Morgan Stanley 6.60%, 04/01/12...         150        153,136
    PDVSA Finance Ltd. 6.45%,
      02/15/04.......................         131        128,297
    Sears Roebuck Acceptance Corp.
      6.70%, 04/15/12................         230        235,706
                                                    ------------
                                                       2,716,395
                                                    ------------
FOOD -- 0.1%
    Kraft Foods, Inc. 6.25%,
      06/01/12.......................         190        196,139
                                                    ------------
HEALTHCARE SERVICES -- 0.1%
    Triad Hospitals, Inc. 11.00%,
      05/15/09 Cl-B..................          75         82,875
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
HOTELS & MOTELS -- 0.1%
    Host Marriott Corp. 7.875%,
      08/01/08 Cl-B..................  $      125   $    120,313
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.1%
    Collins & Aikman Floor Cover
      9.75%, 02/15/10 144A...........         165        169,125
                                                    ------------
INSURANCE -- 1.0%
    AIG Sunamerica Global Finance XII
      5.30%, 05/30/07 144A...........         150        153,861
    Allstate Financial Global Funding
      5.25%, 02/01/07 144A...........         300        305,169
    Metlife, Inc. 6.125%, 12/01/11...         200        204,433
    Nationwide Financial Services
      5.90%, 07/01/12................         200        198,416
    The Hartford Financial Services
      Group, Inc. 6.90%, 06/15/04....         230        243,025
    XL Capital Ltd. 6.50%,
      01/15/12.......................         290        300,722
                                                    ------------
                                                       1,405,626
                                                    ------------
METALS & MINING -- 0.3%
    Compass Minerals Group 10.00%,
      08/15/11.......................         165        174,075
    Dodge Phelps Corp. 8.75%,
      06/01/11.......................         190        196,311
                                                    ------------
                                                         370,386
                                                    ------------
OIL & GAS -- 0.8%
    Amerigas Partners LP/Eagle
      Finance Corp. 10.00%,
      04/15/06.......................         250        266,250
    Coastal Corp. 6.50%, 05/15/06....         300        291,223
    Kinder Morgan Energy Partnership
      7.75%, 03/15/32................         250        264,326
    Reliant Energy Resouces 6.50%,
      02/01/08.......................          35         30,339
    Southern Natural Gas Co. 8.00%,
      03/01/32.......................         100         98,976
    Williams Companies, Inc. 7.625%,
      07/15/19.......................         140        110,437
                                                    ------------
                                                       1,061,551
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Longview Fibre Co. 10.00%,
      01/15/09 144A..................         165        172,013
    Weyerhaeuser Co. 5.95%,
      11/01/08.......................         290        293,748
                                                    ------------
                                                         465,761
                                                    ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
REAL ESTATE -- 0.1%
    Simon Property Group, Inc.
      6.875%, 11/15/06...............  $      200   $    209,422
                                                    ------------
TELECOMMUNICATIONS -- 0.4%
    AT&T Corp. 8.00%, 11/15/31 144A..         200        157,425
    Cox Communications, Inc. 7.875%,
      08/15/09.......................         125        123,634
    Sprint Capital Corp. 6.875%,
      11/15/28.......................         175        109,782
    Verizon Global Funding Corp.
      6.125%, 06/15/07...............         140        139,494
                                                    ------------
                                                         530,335
                                                    ------------
UTILITIES -- 1.8%
    Allegeny Energy Supply Co. 8.25%,
      04/15/12 144A..................         225        238,021
    Appalachian Power Co. 4.80%,
      06/15/05.......................         225        223,960
    Consolidated Edison Company of
      New York 8.125%, 05/01/10......         200        229,522
    Constellation Energy Group 6.35%,
      04/01/07.......................         250        259,213
    Consumers Energy Co. 6.00%,
      03/15/05.......................         210        191,846
    FirstEnergy Corp. 7.375%,
      11/15/31.......................         205        195,209
    Nisource Finance Corp. 7.625%,
      11/15/05.......................         200        201,339
    PPL Energy Supply LLC 6.40%,
      11/01/11.......................         160        149,387
    Sempra Energy Co. 6.80%,
      07/01/04.......................         400        416,583
    Southern Power Co. 6.25%,
      07/15/12 144A..................         105        105,489
    Teco Energy, Inc. 7.00%,
      05/01/12.......................          80         84,077
    TXU Corp. 6.375%, 06/15/06.......         250        257,395
                                                    ------------
                                                       2,552,041
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $15,941,965).................                 16,108,549
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
ASSET BACKED SECURITIES -- 3.5%
    American Express Credit Account
      Master Trust Series 2001-5 Cl-A
      2.08%, 11/15/10................  $      425   $    426,445
    Bankboston Home Equity Loan Trust
      Series 1998-1 Cl-A6
      6.35%, 02/25/13................         478        500,409
    Capital Auto Receivables Asset
      Trust Series 2002-2 Cl-CERT
      4.18%, 10/15/07................         350        355,572
    Chase Manhattan Auto Owner Trust
      Series 2001-B Cl-A4
      3.80%, 05/15/08................         125        125,129
    Chase Manhattan Auto Owner Trust
      Series 2001-B Cl-CTFS
      3.75%, 05/15/08................         250        250,606
    Citibank Credit Card Issuance
      Trust Series 2000-C1 Cl-C1
      7.45%, 09/15/07................         300        322,755
    Citibank Credit Card Issuance
      Trust Series 2001-A1 Cl-A1
      6.90%, 10/15/07................         150        163,270
    GSR Mortgage Loan Trust Series
      2001-1 Cl-A12
      4.612%, 11/25/31...............         550        562,717
    Harley-Davidson Motorcycle Trust
      Series 2001-1 Cl-B
      5.29%, 01/15/09................         262        269,686
    Harley-Davidson Motorcycle Trust
      Series 2002-1 Cl-B
      4.36%, 04/15/13................         196        200,111
    MBNA Master Credit Card Trust
      Series 1998-E Cl-A
      1.972%, 09/15/10...............         250        250,377
    MBNA Master Credit Card Trust
      Series 2000-D Cl-C
      8.40%, 09/15/09................         225        250,915
    Reliant Energy Transition Bond
      Co. LLC
      Series 2001-1 Cl-A4
      5.63%, 09/15/15................         525        526,013
    Residential Funding Mortgage
      Series 1999-S3 Cl-A1
      6.50%, 01/25/29................         203        208,096
    SSB RV Trust Series 2001-1 Cl-A3
      4.74%, 02/15/13................         525        535,032
                                                    ------------
    (Cost $4,858,450)................                  4,947,133
                                                    ------------
SOVEREIGN ISSUES -- 3.4%
MEXICO
    United Mexican States
      8.625%, 03/12/08...............       1,120      1,199,520
      9.875%, 02/01/10...............         835        935,200
      8.375%, 01/14/11...............       2,615      2,719,600
                                                    ------------
    (Cost $4,890,576)................                  4,854,320
                                                    ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
    Chase Funding Mortgage Loan
      Asset-Backed Series 2002-1
      Cl-A3
      5.039%, 12/25/23...............  $      300   $    305,327
    J.P. Morgan Chase Commercial
      Mortgage Finance Corp. Series
      2001-CIB2 Cl-A2
      6.244%, 04/15/35...............         325        342,184
    J.P. Morgan Chase Commercial
      Mortgage Finance Corp. Series
      2001-CIBC Cl-A3
      6.26%, 03/15/33................         650        677,877
    Salomon Brothers Mortgage
      Securities VII Series 2001-C1
      Cl-A2
      6.226%, 12/18/35...............         300        315,111
    Summit Mortgage Trust Series
      2002-1 Cl-A2
      6.34%, 06/28/16................         200        203,781
                                                    ------------
    (Cost $1,784,620)................                  1,844,280
                                                    ------------
                                         NUMBER
                                           OF
                                       CONTRACTS
                                       ---------
OPTIONS -- 0.0%
PUT OPTIONS
    Japan Government Bond #231,
      Strike Price 96.801, Expires
      1/24/03*
    (Cost $30,240)...................     315,000          1,971
                                                    ------------
                                         SHARES
                                         ------
U.S. STOCK -- 0.0%
TRANSPORTATION
    Travelcenters of America
      Warrants*
    (Cost $0)........................         750          7,688
                                                    ------------
FOREIGN STOCK -- 0.0%
MEXICO -- 0.0%
    Mexican Value Recovery Rights*...     233,000             66
                                                    ------------
NIGERIA -- 0.0%
    Central Bank of Nigeria
      Warrants*......................         250              0
                                                    ------------
VENEZUELA -- 0.0%
    Republic of Venezuela
      Warrants*......................       1,250              0
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $0)..........................                         66
                                                    ------------
TOTAL INVESTMENTS -- 87.0%
  (Cost $118,957,422)................                122,750,891
OTHER ASSETS LESS
  LIABILITIES -- 13.0%...............                 18,282,559
                                                    ------------
NET ASSETS -- 100.0%.................               $141,033,450
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 2002:

                                            IN                        UNREALIZED
SETTLEMENT                CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
MONTH          TYPE      TO RECEIVE         FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
08/02        Buy   AUD      4,382,241   $ 2,420,318   $ 2,456,937     $   36,619
08/02        Buy   CAD      7,960,965     5,130,320     5,232,348        102,028
07/02        Buy   EUR      1,204,989     1,193,000     1,219,656         26,656
08/02        Buy   EUR     13,214,011    12,229,893    12,971,437        741,544
08/02        Buy   GBP      1,822,761     2,659,419     2,771,459        112,040
08/02        Buy   IDR  5,574,725,000       585,089       639,817         54,728
08/02        Buy   KOR  2,964,240,000     2,307,879     2,467,116        159,237
07/02        Buy   JPY     55,165,670       463,000       460,361         (2,639)
08/02        Buy   JPY    782,542,488     6,344,866     6,545,004        200,138
08/02        Buy   MXP      9,753,903       969,718       967,489         (2,229)
08/02        Buy   NOK        954,283       114,960       125,995         11,035
08/02        Buy   PLZ      3,734,150       922,764       909,668        (13,096)
08/02        Buy   SEK     20,532,980     1,993,493     2,222,215        228,722
                                        -----------   -----------     ----------
                                        $37,334,719   $38,989,502     $1,654,783
                                        ===========   ===========     ==========

                                           IN
SETTLEMENT              CONTRACTS       EXCHANGE        UNREALIZED
MONTH          TYPE     TO RECEIVE         FOR         DEPRECIATION
--------------------------------------------------------------------
08/02        Buy   EUR  2,020,000    SEK  18,470,840     $11,716
                                                         =======

                                            IN                        UNREALIZED
SETTLEMENT                CONTRACTS      EXCHANGE      CONTRACTS    APPRECIATION/
MONTH          TYPE      TO DELIVER         FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
08/02        Sell  AUD      2,021,635   $ 1,140,000   $ 1,133,445     $   6,555
08/02        Sell  CAD      3,618,285     2,365,672     2,378,119       (12,447)
08/02        Sell  EUR      9,245,329     8,638,812     9,096,599      (457,787)
08/02        Sell  HUF    327,987,948     1,318,121     1,308,814         9,307
08/02        Sell  IDR  5,574,725,000       599,949       639,817       (39,868)
08/02        Sell  JPY    623,124,040     4,903,910     5,211,665      (307,755)
08/02        Sell  KOR  1,422,572,500     1,175,000     1,183,997        (8,997)
08/02        Sell  MXP      9,753,903     1,011,291       967,489        43,802
08/02        Sell  PLZ     13,755,926     3,313,757     3,351,050       (37,293)
                                        -----------   -----------     ---------
                                        $24,466,512   $25,270,995     $(804,483)
                                        ===========   ===========     =========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 95.5%
AEROSPACE -- 0.0%
    Orbital Science Corp. Warrants*...        482   $      2,097
                                                    ------------
AUTOMOTIVE PARTS -- 1.5%
    Advance Auto Parts, Inc.*.........     40,800      2,224,008
    Lear Corp.*.......................     73,200      3,385,500
                                                    ------------
                                                       5,609,508
                                                    ------------
BEVERAGES -- 1.8%
    Pepsi Bottling Group, Inc. .......    214,300      6,600,440
                                                    ------------
BROADCASTING -- 4.1%
    Radio One, Inc. Cl-D*@............    178,500      2,654,295
    Univision Communications, Inc.
      Cl-A*@..........................    169,600      5,325,440
    Westwood One, Inc.*...............    226,100      7,556,262
                                                    ------------
                                                      15,535,997
                                                    ------------
BUILDING MATERIALS -- 0.8%
    American Standard Companies,
      Inc.*...........................     40,100      3,011,510
                                                    ------------
BUSINESS SERVICES -- 0.9%
    Networks Associates, Inc.*@.......    168,000      3,237,360
                                                    ------------
CAPITAL GOODS -- 1.3%
    SPX Corp.*@.......................     40,600      4,770,500
                                                    ------------
CLOTHING & APPAREL -- 4.3%
    Abercrombie & Fitch Co. Cl-A*.....    173,900      4,194,468
    Coach, Inc.*......................     63,500      3,486,150
    Ross Stores, Inc. ................     61,500      2,506,125
    Talbots, Inc. ....................    170,100      5,953,500
                                                    ------------
                                                      16,140,243
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 9.5%
    Affiliated Computer Services, Inc.
      Cl-A*@..........................    114,200      5,422,216
    Electronic Arts, Inc.*@...........     83,300      5,501,965
    Intuit, Inc.*@....................    151,800      7,547,496
    Mercury Interactive Corp.*@.......    117,400      2,695,504
    Network Appliance, Inc.*@.........    253,700      3,156,028
    SunGard Data Systems, Inc.*@......    331,900      8,788,712
    Symantec Corp.*@..................     81,100      2,664,135
                                                    ------------
                                                      35,776,056
                                                    ------------
CONSTRUCTION -- 1.6%
    D.R. Horton, Inc.@................    228,800      5,955,664
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
    Maytag Corp. .....................     81,700      3,484,505
    Mohawk Industries, Inc.*..........     78,900      4,854,717
    USA Interactive*..................    243,800      5,717,110
                                                    ------------
                                                      14,056,332
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Emulex Corp.*@....................    191,900      4,319,669
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.6%
    Commerce Bancorp, Inc.@...........     53,000      2,342,600
    National Commerce Financial
      Corp. ..........................    135,300      3,558,390
                                                    ------------
                                                       5,900,990
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL SERVICES -- 5.5%
    Affiliated Managers Group,
      Inc.*...........................     66,500   $  4,089,750
    Concord EFS, Inc.*................    176,400      5,316,696
    E*TRADE Group, Inc.*@.............    619,900      3,384,654
    Investment Technology Group,
      Inc.*...........................     76,500      2,501,550
    Legg Mason, Inc.@.................     81,800      4,036,012
    Moody's Corp. ....................     24,800      1,233,800
                                                    ------------
                                                      20,562,462
                                                    ------------
FOOD -- 0.6%
    Krispy Kreme Doughnuts, Inc.*@....     73,100      2,353,089
                                                    ------------
HEALTHCARE SERVICES -- 8.8%
    AMN Healthcare Services, Inc.*....    108,800      3,809,088
    Anthem, Inc.*.....................     59,200      3,994,816
    Caremark Rx, Inc.*@...............    136,800      2,257,200
    Community Health Systems, Inc.*...    122,200      3,274,960
    Laboratory Corp. of America
      Holdings*@......................    189,200      8,636,980
    Quest Diagnostics, Inc.*@.........    128,400     11,048,820
                                                    ------------
                                                      33,021,864
                                                    ------------
INSURANCE -- 0.7%
    Arthur J. Gallagher & Co. ........     75,700      2,623,005
                                                    ------------
INTERNET SERVICES -- 3.7%
    Hotels.com Cl-A*@.................     94,600      3,994,958
    KPMG Consulting, Inc.*............    331,200      4,921,632
    Sabre Holdings Corp.*@............    139,200      4,983,360
                                                    ------------
                                                      13,899,950
                                                    ------------
MACHINERY & EQUIPMENT -- 2.8%
    Cooper Cameron Corp.*.............    134,100      6,493,122
    Danaher Corp.@....................     63,500      4,213,225
                                                    ------------
                                                      10,706,347
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.2%
    AmerisourceBergen Corp.@..........     43,200      3,283,200
    Guidant Corp.*....................     75,800      2,291,434
    Zimmer Holdings, Inc.*............    186,000      6,632,760
                                                    ------------
                                                      12,207,394
                                                    ------------
OIL & GAS -- 4.6%
    EOG Resources, Inc.@..............    114,800      4,557,560
    Weatherford International
      Ltd.*@..........................    170,050      7,346,160
    XTO Energy, Inc. .................    253,000      5,211,800
                                                    ------------
                                                      17,115,520
                                                    ------------
PERSONAL SERVICES -- 2.0%
    Apollo Group, Inc. Cl-A*@.........    192,600      7,592,292
                                                    ------------
PHARMACEUTICALS -- 11.5%
    Cephalon, Inc.*@..................    111,000      5,017,200
    Express Scripts, Inc.*@...........    169,900      8,513,688
    Forest Laboratories, Inc.*........     62,500      4,425,000
    Gilead Sciences, Inc.*@...........    206,600      6,793,008
    IDEC Pharmaceuticals Corp.*@......    125,550      4,450,748
    King Pharmaceuticals, Inc.*.......    322,500      7,175,625
    Millennium Pharmaceuticals,
      Inc.*...........................     70,100        851,715

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Pharmaceutical Product
      Development, Inc.*..............     96,800   $  2,549,712
    Teva Pharmaceutical Industries
      Ltd. [ADR]@.....................     46,600      3,111,948
                                                    ------------
                                                      42,888,644
                                                    ------------
RESTAURANTS -- 0.5%
    Brinker International, Inc.*......     58,900      1,870,075
                                                    ------------
RETAIL & MERCHANDISING -- 6.8%
    Bed Bath & Beyond, Inc.*..........    184,700      6,970,578
    Best Buy Co., Inc.*@..............    189,300      6,871,590
    BJ's Wholesale Club, Inc.*@.......     76,100      2,929,850
    CDW Computer Centers, Inc.*.......     17,700        828,537
    Circuit City Stores,
      Inc. -- Carmax Group*@..........    112,200      2,429,130
    Tiffany & Co.@....................    109,000      3,836,800
    TJX Companies, Inc.@..............     86,800      1,702,148
                                                    ------------
                                                      25,568,633
                                                    ------------
SEMICONDUCTORS -- 9.4%
    Integrated Device Technology,
      Inc.*...........................    347,400      6,301,836
    Intersil Corp. Cl-A*..............    461,200      9,860,456
    KLA-Tencor Corp.*@................    106,800      4,698,132
    Linear Technology Corp.@..........    113,800      3,576,734
    Microchip Technology, Inc.*.......    241,050      6,612,002
    Semtech Corp.*@...................    154,700      4,130,490
                                                    ------------
                                                      35,179,650
                                                    ------------
TELECOMMUNICATIONS -- 3.2%
    Harris Corp. .....................    132,600      4,805,424
    L-3 Communications Holdings,
      Inc.*@..........................    134,400      7,257,600
                                                    ------------
                                                      12,063,024
                                                    ------------
TOTAL COMMON STOCK
  (Cost $373,749,586).................               358,568,315
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 2.6%
INSURANCE -- 0.8%
    Willis Group Holdings Ltd. --
      (GBP)*@.........................     90,500   $  2,978,355
                                                    ------------
OIL & GAS -- 1.8%
    Talisman Energy, Inc. -- (CAD)....    151,700      6,849,255
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $8,016,131)...................                 9,827,610
                                                    ------------
SHORT-TERM INVESTMENTS -- 3.2%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund....  6,080,529      6,080,529
    Temporary Investment Fund.........  6,080,529      6,080,529
                                                    ------------
    (Cost $12,161,058)................                12,161,058
                                                    ------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $393,926,775).................               380,556,983
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3%)....................                (4,748,603)
                                                    ------------
NET ASSETS -- 100.0%..................              $375,808,380
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 101.4%
AUSTRALIA -- 4.3%
    Amcor Ltd. ......................     45,436   $    210,175
    Australia & New Zealand Banking
      Group Ltd. ....................     32,502        351,962
    BHP Billiton Ltd. ...............    105,605        610,625
    BHP Billiton PLC.................    139,900        762,378
    Brambles Industries Ltd. ........     23,843        126,353
    Commonwealth Bank of Australia...     36,551        675,685
    CSR Ltd. ........................     37,338        133,938
    Foster's Group Ltd. .............     58,257        154,363
    General Property Trust...........    234,490        369,900
    Lend Lease Corp. Ltd. ...........     25,529        151,052
    National Australia Bank Ltd. ....     41,837        831,414
    News Corp. Ltd. .................     51,171        278,069
    News Corp. Ltd. Pfd. ............     54,771        251,511
    Rio Tinto Ltd. ..................     13,158        247,598
    Telstra Corp. Ltd. ..............    140,356        367,172
    Wesfarmers Ltd. .................     21,481        328,002
    Westfield Trust..................    147,329        281,203
    Westpac Banking Corp. Ltd. ......     47,910        436,783
    WMC Ltd..........................     51,734        263,993
    Woolworths Ltd. .................     42,062        310,505
                                                   ------------
                                                      7,142,681
                                                   ------------
AUSTRIA -- 0.4%
    Erste Bank der Oesterreichischen
      Sparkassen AG..................     10,300        735,983
    Erste Bank der Oesterreichischen
      Sparkassen AG Rights*..........     10,300              0
                                                   ------------
                                                        735,983
                                                   ------------
BELGIUM -- 2.3%
    Delhaize Group...................     24,900      1,168,114
    Dexia............................     56,000        866,661
    Fortis...........................     52,100      1,115,550
    KBC Bancassurance Holding NV.....     15,200        614,737
                                                   ------------
                                                      3,765,062
                                                   ------------
FINLAND -- 2.7%
    Fortum Oyj.......................    178,400      1,028,963
    Nokia Oyj........................    231,000      3,381,055
                                                   ------------
                                                      4,410,018
                                                   ------------
FRANCE -- 7.1%
    Accor SA.........................     16,000        648,988
    Assurances Generales de France
      SA.............................     11,400        523,765
    Aventis SA.......................     26,600      1,884,932
    Axa..............................     14,200        259,730
    BNP Paribas SA...................     37,300      2,062,951
    Carrefour SA.....................      6,100        330,143
    Compagnie Generale d'Industrie et
      de Participations..............     40,842        992,281
    Groupe Danone....................      6,500        893,603
    L'Oreal SA.......................      6,900        538,354
    Sanofi-Synthelabo SA.............     16,600      1,009,906
    Schneider Electric SA............     19,500      1,048,636

                                        SHARES        VALUE
                                        ------        -----
    Societe Generale Cl-A............     18,700   $  1,231,855
    TotalFinaELF SA..................      2,200        357,204
                                                   ------------
                                                     11,782,348
                                                   ------------
GERMANY -- 6.4%
    Allianz AG.......................      7,600      1,534,591
    Bayer AG.........................      9,400        301,255
    Bayerische Hypo-und Vereinsbank
      AG.............................        500         16,296
    Bayerische Motoren Werke AG......     13,600        552,177
    Continental AG...................     71,400      1,269,296
    Deutsche Lufthansa AG............     91,500      1,301,295
    Deutsche Telekom AG..............     33,600        315,250
    E.ON AG..........................     18,600      1,079,227
    Fresenius AG.....................      9,400        501,318
    Henkel KGaA......................      8,600        600,496
    Muenchener Rueckversicherungs-
      Gesellschaft AG................      3,400        805,902
    RWE AG...........................      2,600        102,970
    SAP AG...........................      3,200        313,670
    Siemens AG.......................     18,200      1,092,507
    Volkswagen AG....................     16,400        790,416
                                                   ------------
                                                     10,576,666
                                                   ------------
HONG KONG -- 1.7%
    CK Life Sciences International
      (Holdings), Inc. ..............     29,300        244,176
    CK Life Sciences International
      (Holdings), Inc. Rights*.......      1,172              0
    CLP Ltd. ........................     57,100        226,944
    Hang Seng Bank Ltd. .............     37,900        405,739
    Henderson Land Development Co.
      Ltd. ..........................     28,700        119,220
    Hong Kong & China Gas Co.
      Ltd. ..........................    170,400        226,116
    Hong Kong Electric Holdings
      Ltd. ..........................     33,000        123,332
    Hutchison Whampoa Ltd. ..........     92,100        687,824
    Johnson Electric Holdings
      Ltd. ..........................    105,200        124,761
    Li & Fung Ltd. ..................     87,400        117,658
    Sun Hung Kai Properties Ltd. ....     50,900        386,659
    Swire Pacific Ltd. Cl-A..........     36,300        185,695
                                                   ------------
                                                      2,848,124
                                                   ------------
IRELAND -- 0.6%
    Bank of Ireland..................     86,400      1,076,021
                                                   ------------
ITALY -- 4.8%
    Assicurazioni Generali SPA.......     35,000        829,605
    Enel SPA.........................    128,800        737,795
    ENI SPA..........................    114,400      1,819,048
    Olivetti SPA.....................  1,180,200      1,258,843
    Telecom Italia Mobile SPA........    392,600      1,609,128
    Telecom Italia SPA Cl-RNC........    152,800      1,196,709
    UniCredito Italiano SPA..........    128,300        580,342
                                                   ------------
                                                      8,031,470
                                                   ------------
JAPAN -- 21.4%
    Acom Co. Ltd. ...................      2,700        184,496
    Advantest Corp. .................      2,700        168,052
    Aeon Co. Ltd. ...................      7,000        186,891
    Ajinomoto Co., Inc. .............     17,000        182,402

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Asahi Glass Co. Ltd. ............     25,800   $    165,103
    Asahi Kasei Corp. ...............     35,300        117,513
    Bank of Yokohama Ltd. ...........     34,900        148,503
    Bridgestone Corp. ...............     21,000        289,097
    Canon, Inc. .....................     21,200        801,261
    Central Japan Railway Co. .......         40        243,626
    Chubu Electric Power Co.,
      Inc. ..........................     16,000        281,004
    Credit Saison Co. Ltd. ..........      5,000        118,684
    Dai Nippon Printing Co. Ltd. ....     11,000        146,017
    Daicel Chemical Industries
      Ltd. ..........................     54,800        187,001
    Daiichi Pharmaceutical Co.
      Ltd. ..........................     12,200        222,917
    Daikin Industries Ltd. ..........     11,000        201,450
    Daiwa House Industry Co. Ltd. ...     22,000        134,545
    Daiwa Securities Group, Inc. ....     40,000        259,311
    Denso Corp. .....................     19,300        301,603
    East Japan Railway Co. ..........         78        365,088
    Eisai Co. Ltd. ..................      8,400        215,859
    FANUC Ltd. ......................      5,500        276,248
    Fuji Photo Film Co. Ltd. ........     11,700        377,778
    Fujitsu Ltd. ....................     51,000        355,727
    Hitachi Ltd. ....................     73,200        473,318
    Honda Motor Co. Ltd. ............     18,100        733,930
    Hoya Corp. ......................      3,200        232,813
    Ito-Yokado Co. Ltd. .............      9,000        450,540
    Itochu Corp. ....................     60,000        210,252
    Japan Airlines Co. Ltd. .........     56,000        157,923
    Japan Tobacco, Inc. .............         31        207,949
    Kajima Corp. ....................     51,000        144,674
    Kansai Electric Power Co. .......     20,400        322,537
    Kao Corp. .......................     12,000        276,331
    Kawasaki Steel Corp. ............    108,000        140,569
    Keihin Electric Express Railway
      Co. Ltd. ......................     43,100        194,902
    Kinki Nippon Railway Co. Ltd. ...     56,900        185,622
    Kirin Brewery Co. Ltd. ..........     20,300        142,271
    Komatsu Ltd. ....................     39,200        140,308
    Konami Corp. ....................      5,600        117,508
    Kubota Corp. ....................     61,000        185,764
    Kyocera Corp. ...................      4,800        350,420
    Kyushu Electric Power Co.,
      Inc. ..........................     14,900        220,785
    Marui Co. Ltd.*..................     13,300        168,558
    Matsushita Electric Industrial
      Co. Ltd. ......................     55,000        750,275
    Meitec Corp. ....................      4,900        161,894
    Millea Holding, Inc.*............         36        295,555
    Mitsubishi Chemical Corp. .......     87,000        202,518
    Mitsubishi Corp. ................     32,000        231,478
    Mitsubishi Electric Corp. .......     59,900        268,874
    Mitsubishi Estate Co. Ltd. ......     33,000        269,824
    Mitsubishi Heavy Industries
      Ltd. ..........................     94,000        284,691
    Mitsubishi Mining & Smelting Co.
      Ltd. ..........................     49,300        146,844
    Mitsubishi Rayon Co. Ltd. .......     51,000        165,949
    Mitsubishi Tokyo Financial Group,
      Inc. ..........................        116        782,005
    Mitsui & Co. Ltd. ...............     43,000        287,728
    Mitsui Banking Corp. ............    114,000        556,417
    Mitsui Fudosan Co. Ltd. .........     24,000        212,255

                                        SHARES        VALUE
                                        ------        -----
    Mitsui Sumitomo Insurance Co.
      Ltd. ..........................     24,000   $    129,155
    Mizuho Holdings, Inc. ...........        198        439,427
    Murata Manufacturing Co. Ltd. ...      7,000        449,706
    NEC Corp. .......................     44,400        308,951
    NGK Insulators Ltd. .............     27,800        220,116
    Nidec Corp. .....................      2,100        152,258
    Nikon Corp.*.....................     11,000        121,788
    Nintendo Co. Ltd. ...............      2,900        427,054
    Nippon Express Co. Ltd. .........     42,000        222,517
    Nippon Mitsubishi Oil Corp. .....     38,900        201,225
    Nippon Steel Corp. ..............    215,000        335,444
    Nippon Unipac Holding............         23        142,387
    Nippon Yusen Kabushiki Kaisha....     61,100        210,538
    Nissan Motor Co. Ltd. ...........     82,300        569,925
    Nisshin Seifun Group, Inc. ......     24,000        171,806
    Nitto Denko Corp. ...............      5,300        173,783
    Nomura Holdings, Inc.............     51,000        748,898
    NSK Ltd. ........................     46,000        191,129
    NTT Corp. .......................        211        867,899
    NTT Data Corp. ..................         35        140,168
    NTT DoCoMo, Inc. ................        260        639,934
    Oji Paper Co. Ltd. ..............     40,000        228,608
    Oriental Land Co. ...............      2,300        164,456
    Orix Corp. ......................      1,900        153,292
    Pioneer Corp. ...................      7,800        139,592
    Promise Co. Ltd. ................      2,600        131,024
    Ricoh Co. Ltd. ..................     11,000        190,437
    Rohm Co. Ltd. ...................      2,900        432,861
    Sankyo Co. Ltd. .................      9,000        122,397
    Sanyo Electric Co. Ltd. .........     55,400        241,742
    Secom Co. Ltd. ..................      6,800        333,600
    Sekisui House Ltd. ..............     29,000        213,164
    Seven-Eleven Japan Co. Ltd. .....      5,900        232,345
    Sharp Corp. .....................     28,000        355,560
    Shimamura Co. Ltd. ..............      2,100        161,193
    Shimano, Inc. ...................     11,200        151,942
    Shimizu Corp. ...................     48,000        158,190
    Shin-Etsu Chemical Co. Ltd. .....     11,500        494,134
    Showa Shell Sekiyu KK............     23,200        134,915
    Skylark Co. Ltd. ................      8,800        205,580
    SMC Corp. .......................      2,100        248,273
    SoftBank Corp. ..................     11,200        155,493
    Sony Corp. ......................     22,700      1,198,864
    Sumitomo Chemical Co. Ltd. ......     56,000        254,639
    Sumitomo Corp. ..................     27,000        163,546
    Sumitomo Electric Industries
      Ltd. ..........................     20,400        141,440
    Taisho Pharmaceutical Co.
      Ltd. ..........................      7,300        112,433
    Takeda Chemical Industries
      Ltd. ..........................     21,000        921,605
    Takefuji Corp. ..................      3,040        211,280
    Teijin Ltd. .....................     35,000        119,143
    The Joyo Bank Ltd. ..............     56,000        151,382
    The Shizouka Bank Ltd. ..........     31,200        189,507
    Tohoku Electric Power Co.,
      Inc. ..........................     19,200        269,123
    Tokyo Electric Power Co.,
      Inc. ..........................     33,200        682,802
    Tokyo Electron Ltd. .............      4,400        286,711
    Tokyo Gas Co. Ltd. ..............     76,200        211,709
    Tokyo Style Co. .................     21,000        191,855
    Toppan Printing Co. Ltd. ........     16,700        173,610

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Toray Industries, Inc. ..........     46,000   $    123,198
    Toshiba Corp. ...................     87,300        355,446
    Tostem Inax Holding Corp. .......     10,000        170,621
    Toto Ltd. .......................     38,900        181,751
    Toyota Motor Corp. ..............     72,600      1,926,211
    Yamanouchi Pharmaceutical Co.
      Ltd. ..........................      9,300        241,314
    Yamato Transport Co. Ltd. .......     11,000        200,532
                                                   ------------
                                                     35,595,085
                                                   ------------
NETHERLANDS -- 7.1%
    ABN AMRO Holding NV..............     54,600        991,668
    Akzo Nobel NV....................     12,600        548,659
    Equant NV*.......................    150,700        903,429
    ING Groep NV.....................     79,600      2,043,989
    Koninklijke (Royal) KPN NV.......    273,700      1,281,284
    Koninklijke (Royal) Philips
      Electronics NV.................     54,300      1,516,065
    Royal Dutch Petroleum Co. .......     53,000      2,952,208
    Unilever NV......................     24,800      1,623,893
                                                   ------------
                                                     11,861,195
                                                   ------------
NEW ZEALAND -- 0.1%
    Telecom Corp. of New Zealand
      Ltd. ..........................     84,911        203,324
                                                   ------------
NORWAY -- 0.9%
    Norsk Hydro ASA..................     17,600        839,655
    Statoil ASA......................     79,300        708,033
                                                   ------------
                                                      1,547,688
                                                   ------------
SINGAPORE -- 0.7%
    DBS Group Holdings Ltd. .........     36,700        257,586
    Oversea-Chinese Banking Corp.
      Ltd. ..........................     38,600        255,628
    Singapore Airlines Ltd. .........     32,000        233,655
    Singapore Telecommunications
      Ltd. ..........................    177,300        137,488
    United Overseas Bank Ltd. .......     38,600        277,475
                                                   ------------
                                                      1,161,832
                                                   ------------
SPAIN -- 3.9%
    Altadis SA.......................     34,000        701,806
    Amadeus Global Travel
      Distribution SA Cl-A...........    157,900      1,010,531
    Banco Bilbao Vizcaya Argentaria
      SA.............................     93,700      1,059,589
    Banco Santander Central Hispano
      SA.............................    123,400        979,858
    Corporacion Financiera Alba SA...     23,400        506,349
    Endesa SA........................     19,600        284,748
    Gas Natural SDG SA...............     35,800        689,461
    Iberdrola SA.....................     25,100        365,643
    Repsol YPF SA....................     73,000        860,834
                                                   ------------
                                                      6,458,819
                                                   ------------
SWEDEN -- 1.8%
    Hennes & Mauritz AB Cl-B.........     45,600        912,975
    Securitas AB Cl-B................     43,300        890,483
    Svenska Cellulosa AB Cl-B........     33,500      1,191,978
                                                   ------------
                                                      2,995,436
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
SWITZERLAND -- 8.7%
    Adecco SA........................     13,571   $    806,153
    Clariant AG......................     55,557      1,321,586
    Nestle SA........................     12,107      2,823,055
    Novartis AG......................     69,955      3,076,675
    Roche Holding AG.................     21,263      1,607,424
    STMicroelectronics NV............     66,800      1,665,827
    Swiss Reinsurance................     11,242      1,099,157
    Synthes-Stratec, Inc. ...........      2,198      1,344,071
    Zurich Financial Services AG.....      3,098        625,575
                                                   ------------
                                                     14,369,523
                                                   ------------
UNITED KINGDOM -- 26.5%
    AstraZeneca Group PLC............     55,300      2,289,450
    Barclays PLC.....................    278,200      2,340,844
    Boots Co. PLC....................     66,300        657,411
    BP PLC...........................    533,200      4,478,350
    British American Tobacco PLC.....    161,000      1,730,180
    British Sky Broadcasting Group
      PLC*...........................    112,600      1,079,606
    Cadbury Schweppes PLC............    135,200      1,012,923
    Daily Mail and General Trust.....     60,300        576,317
    Enodis PLC.......................    313,300        379,668
    GlaxoSmithKline PLC..............    165,000      3,566,453
    GUS PLC..........................    116,300      1,068,103
    HSBC Holdings PLC................    242,400      2,787,842
    Inchcape PLC.....................     52,300        603,894
    Lloyds TSB Group PLC.............    182,900      1,820,552
    Lonmin PLC.......................     74,000      1,297,197
    Next PLC.........................     85,200      1,210,408
    Northern Rock PLC................     66,200        687,702
    Pearson PLC......................     58,300        579,863
    Reckitt Benckiser PLC............     53,900        967,034
    Rio Tinto PLC....................     13,300        243,890
    Royal Bank of Scotland Group
      PLC............................     94,700      2,684,969
    Scottish Power PLC...............    203,500      1,094,228
    Shell Transport & Trading Co.
      PLC............................    310,300      2,341,333
    Smiths Group PLC.................     92,900      1,206,512
    Stagecoach Group PLC.............  1,440,700      1,378,046
    United Business Media PLC........     47,000        311,647
    Vodafone Group PLC...............  1,725,800      2,367,605
    Whitbread PLC....................    117,700      1,098,902
    Wimpey, (George) PLC.............    309,300      1,263,546
    Wolseley PLC.....................     68,200        691,325
                                                   ------------
                                                     43,815,800
                                                   ------------
TOTAL INVESTMENTS -- 101.4%
  (Cost $175,658,539)................               168,377,075
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.4%)...................                (2,372,665)
                                                   ------------
NET ASSETS -- 100.0%.................              $166,004,410
                                                   ============

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2002. Percentages are based on net assets.

INDUSTRY
--------
Airlines.............................................    1.0%
Automobile Manufacturers.............................    2.8%
Automotive Parts.....................................    1.1%
Beverages............................................    0.2%
Broadcasting.........................................    1.3%
Building Materials...................................    0.4%
Business Services....................................    2.9%
Chemicals............................................    2.2%
Clothing & Apparel...................................    0.4%
Computer Services & Software.........................    1.1%
Conglomerates........................................    1.4%
Construction.........................................    1.2%
Consumer Products & Services.........................    2.4%
Containers & Packaging...............................    0.1%
Electronic Components & Equipment....................    4.6%
Entertainment & Leisure..............................    0.5%
Farming & Agriculture................................    1.8%
Financial-Bank & Trust...............................   16.5%
Financial Services...................................    1.4%
Food.................................................    5.1%
Hotels & Motels......................................    0.4%
Insurance............................................    4.9%
Internet Services....................................    0.1%
Machinery & Equipment................................    1.2%
Medical Supplies & Equipment.........................    0.9%
Metals & Mining......................................    3.1%
Office Equipment.....................................    0.6%
Oil & Gas............................................    9.6%
Paper & Forest Products..............................    0.9%
Pharmaceuticals......................................    9.5%
Printing & Publishing................................    0.5%
Real Estate..........................................    1.2%
Retail & Merchandising...............................    3.8%
Semiconductors.......................................    2.1%
Telecommunications...................................    8.3%
Transportation.......................................    2.4%
Utilities............................................    3.5%
                                                       -----
Total................................................  101.4%
                                                       =====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 84.3%
BUILDING & REAL ESTATE -- 1.8%
    Camden Property Trust [REIT].....     28,600   $  1,059,058
    Catellus Development Corp.*......     40,000        816,800
    Duke-Weeks Realty Corp. [REIT]...     50,030      1,448,369
                                                   ------------
                                                      3,324,227
                                                   ------------
BUILDING MATERIALS -- 0.7%
    Walter Industries, Inc. .........    100,000      1,335,000
                                                   ------------
CHEMICALS -- 7.0%
    Dow Chemical Co. ................    100,000      3,438,000
    Great Lakes Chemical Corp. ......     98,000      2,596,020
    Hercules, Inc.*@.................    320,000      3,712,000
    IMC Global, Inc. ................    125,600      1,570,000
    Octel Corp.*.....................     56,575      1,434,176
                                                   ------------
                                                     12,750,196
                                                   ------------
CONTAINERS & PACKAGING -- 1.1%
    Packaging Corp. of America*......     74,600      1,483,794
    Smurfit-Stone Container Corp.*...     36,800        567,456
                                                   ------------
                                                      2,051,250
                                                   ------------
DIVERSIFIED METALS -- 0.9%
    Companhia Vale Do Rio Doce
      [ADR]*.........................      3,700        102,379
    Companhia Vale Do Rio Doce Cl-A
      [ADR] Cl-A.....................     24,000        622,800
    Nucor Corp. .....................     14,000        910,560
                                                   ------------
                                                      1,635,739
                                                   ------------
ENERGY SERVICES -- 4.2%
    El Paso Corp.@...................    151,000      3,112,110
    Kinder Morgan Management LLC*....          0              5
    Massey Energy Co. ...............    110,000      1,397,000
    Peabody Energy Corp. ............     21,300        602,790
    W-H Energy Services, Inc.*.......    114,000      2,526,240
                                                   ------------
                                                      7,638,145
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.4%
    Waste Management, Inc. ..........     29,900        778,895
                                                   ------------
EXPLORATION & PRODUCTION -- 3.2%
    Devon Energy Corp.@..............     36,947      1,820,748
    Encore Acquisition Co.*..........     60,700      1,047,075
    Global Industries Ltd.*..........    161,600      1,129,584
    Layne Christensen Co.*...........     86,500        800,125
    Pure Resources, Inc.*............     48,000        998,400
                                                   ------------
                                                      5,795,932
                                                   ------------
FARMING & AGRICULTURE -- 1.3%
    Delta and Pine Land Co. .........    120,000      2,412,000
                                                   ------------
HOTELS & MOTELS -- 0.6%
    Hilton Hotels Corp.@.............     76,400      1,061,960
                                                   ------------
INTEGRATED PETROLEUM -- 6.0%
    Amerada Hess Corp.@..............     42,800      3,531,000
    ChevronTexaco Corp.@.............     31,728      2,807,928
    ENI Co. SPA [ADR]@...............     14,000      1,120,000
    Royal Dutch Petroleum Co. NY
      Reg............................     61,800      3,415,686
                                                   ------------
                                                     10,874,614
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
MACHINERY & EQUIPMENT -- 4.2%
    Cooper Cameron Corp.*@...........     45,000   $  2,178,900
    FMC Technologies, Inc.*..........     80,000      1,660,800
    Hydril Co.*......................     86,600      2,320,880
    Joy Global, Inc.*................     87,900      1,524,186
                                                   ------------
                                                      7,684,766
                                                   ------------
METALS & MINING -- 6.9%
    Alcoa, Inc.@.....................    126,884      4,206,204
    Allegheny Technologies, Inc. ....     74,400      1,175,520
    Arch Coal, Inc. .................     99,300      2,255,103
    Carpenter Technology Corp. ......     45,000      1,296,450
    Cleveland-Cliffs, Inc. ..........     35,800        988,080
    Newmont Mining Corp.@............     98,626      2,596,823
                                                   ------------
                                                     12,518,180
                                                   ------------
NON-FERROUS METALS -- 2.6%
    Phelps Dodge Corp.@..............    114,600      4,721,520
                                                   ------------
OIL & GAS -- 21.2%
    BP PLC [ADR].....................     42,040      2,122,600
    Cabot Oil & Gas Corp. Cl-A.......     25,400        580,390
    Conoco, Inc. ....................     90,000      2,502,000
    Diamond Offshore Drilling,
      Inc.@..........................    122,900      3,502,649
    Exxon Mobil Corp. ...............    181,618      7,431,808
    Forest Oil Corp.*................     42,280      1,202,020
    GlobalSantaFe Corp. .............     25,300        691,955
    Helmerich & Payne, Inc. .........     33,900      1,210,908
    Kerr-McGee Corp.@................     32,000      1,713,600
    Marathon Oil Corp. ..............     52,300      1,418,376
    Murphy Oil Corp. ................     20,000      1,650,000
    Nabors Industries, Inc.*.........     24,000        853,200
    Noble Drilling Corp.*@...........     40,000      1,544,000
    Premcor Inc.*....................     18,000        462,960
    Schlumberger Ltd. ...............     66,788      3,105,642
    Seacor Smit, Inc.*...............     18,850        892,548
    Tidewater, Inc. .................     43,000      1,415,560
    Total Fina SA [ADR]@.............     36,474      2,950,747
    Transocean, Inc.*@...............    104,500      3,255,175
                                                   ------------
                                                     38,506,138
                                                   ------------
PAPER & FOREST PRODUCTS -- 5.6%
    Bowater, Inc.@...................     44,500      2,419,465
    Jefferson Smurfit Group [ADR]....     57,400      1,808,100
    Longview Fibre Co. ..............    135,500      1,276,410
    Potlatch Corp.@..................     92,200      3,136,644
    Temple-Inland, Inc.@.............      9,600        555,456
    Weyerhaeuser Co.@................     16,000      1,021,600
                                                   ------------
                                                     10,217,675
                                                   ------------
PETROLEUM EXPLORATION & PRODUCTION -- 13.1%
    Anadarko Petroleum Corp.@........     16,700        823,310
    Baker Hughes, Inc.@..............    172,700      5,749,183
    BJ Services Co.*@................     78,000      2,642,640
    Burlington Resources, Inc.@......     36,600      1,390,800
    Companie Generale de Geophysique
      SA [ADR]*......................     65,000        442,000
    EOG Resources, Inc.@.............     37,000      1,468,900
    McMoran Exploration Co.*.........     46,100        198,230
    Newfield Exploration Co.*........     20,000        743,400

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Noble Energy, Inc. ..............     10,000   $    360,500
    Ocean Energy, Inc.@..............    202,480      4,387,742
    Smith International, Inc.*@......     34,600      2,359,374
    Ultra Petroleum Corp.*...........    110,000        834,900
    Unocal Corp. ....................     42,200      1,558,868
    Westport Resources Corp.*........     18,000        295,200
    XTO Energy, Inc. ................     30,000        618,000
                                                   ------------
                                                     23,873,047
                                                   ------------
PRECIOUS METALS -- 0.4%
    Lihir Gold Ltd. [ADR]*...........     45,000        679,455
                                                   ------------
RAILROADS -- 0.9%
    Union Pacific Corp.@.............     25,000      1,582,000
                                                   ------------
REAL ESTATE -- 1.7%
    Avalonbay Communities, Inc.
      [REIT].........................     17,500        817,250
    Vornado Realty Trust [REIT]......     49,000      2,263,800
                                                   ------------
                                                      3,081,050
                                                   ------------
TRANSPORTATION -- 0.5%
    Norfolk Southern Corp.@..........     38,800        907,144
                                                   ------------
TOTAL COMMON STOCK
  (Cost $144,109,956)................               153,428,933
                                                   ------------
FOREIGN STOCK -- 12.4%
CHEMICALS -- 3.2%
    Agrium, Inc. -- (CAD)............    382,000      3,590,800
    Potash Corporation of
      Saskatchewan, Inc. -- (CAD)@...     30,000      2,001,000
                                                   ------------
                                                      5,591,800
                                                   ------------
DIVERSIFIED METALS -- 1.0%
    Inco Ltd. -- (CAD)*@.............     83,300      1,885,912
                                                   ------------
DIVERSIFIED RESOURCES -- 0.6%
    Nexen, Inc. -- (CAD).............     40,200      1,099,470
                                                   ------------
METALS & MINING -- 1.4%
    Bougainville Copper
      Ltd. -- (AUD)..................  1,268,992        121,105
    Corus Group PLC -- (GBP).........  1,390,000      1,779,797
    Rio Tinto PLC -- (GBP)...........     32,400        594,137
                                                   ------------
                                                      2,495,039
                                                   ------------
OIL & GAS -- 1.4%
    Gulf Indonesia Resources Ltd. --
      (IDR)*.........................    200,000      2,638,000
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
    Abitibi-Consolidated,
      Inc. -- (CAD)..................    120,400      1,111,292
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
PETROLEUM EXPLORATION & PRODUCTION -- 1.3%
    BG Group PLC -- (GBP)............    373,000   $  1,623,272
    Canadian Natural Resources
      Ltd. -- (CAD)..................      7,000        239,750
    Compagnie Generale de Geophysique
      SA -- (FRF)*...................     16,937        577,095
                                                   ------------
                                                      2,440,117
                                                   ------------
PRECIOUS METALS -- 2.9%
    Lihir Gold Ltd. -- (AUD)*........  4,214,100      3,170,026
    Placer Dome, Inc. -- (CAD).......    130,400      1,461,784
    Wheaton River Minerals Ltd. --
      (CAD)*.........................    830,000        720,368
    Wheaton River Minerals Ltd.
      Warrants -- (CAD)*.............    415,000              0
                                                   ------------
                                                      5,352,178
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $18,694,204).................                22,613,808
                                                   ------------
PREFERRED STOCK -- 0.9%
BUILDING & REAL ESTATE
    Rouse Co. $3.00 Cl-B
    (Cost $1,440,732)................     34,400      1,616,800
                                                   ------------
                                          PAR
                                         (000)
                                       ---------
CORPORATE OBLIGATIONS -- 0.6%
METALS & MINING
    Teck Cominco Ltd.
      3.75%, 07/15/06@
    (Cost $1,073,217)................  $   1,300      1,150,500
                                                   ------------
                                        SHARES
                                       ---------
SHORT-TERM INVESTMENTS -- 2.5%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund
    (Cost $4,506,409)................  4,506,409      4,506,409
                                                   ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $169,824,518)................               183,316,450
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.7%).............                (1,280,422)
                                                   ------------
NET ASSETS -- 100.0%.................              $182,036,028
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
CORPORATE OBLIGATIONS -- 31.9%
AIRLINES -- 0.6%
    United Air Lines, Inc.
      2.118%, 03/02/04 [FRN].........   $ 2,560    $  2,536,035
      6.831%, 09/01/08...............     1,800       1,385,939
      6.932%, 09/01/11...............     1,100         875,700
                                                   ------------
                                                      4,797,674
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.9%
    DaimlerChrysler Corp.
      7.75%, 05/27/03................     1,800       1,867,070
      6.40%, 05/15/06................     4,500       4,676,152
                                                   ------------
                                                      6,543,222
                                                   ------------
BUSINESS SERVICES -- 0.3%
    Trinom Ltd.
      5.895%, 06/18/04 144A [FRN]....     2,000       2,013,120
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.2%
    The Walt Disney Co.
      4.50%, 09/15/04................     5,500       5,559,746
    Time Warner, Inc.
      7.75%, 06/15/05................     3,600       3,787,067
                                                   ------------
                                                      9,346,813
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.5%
    USA Waste Services, Inc.
      6.50%, 12/15/02................     4,145       4,192,535
                                                   ------------
FINANCIAL-BANK & TRUST -- 3.2%
    Bank of America Corp.
      8.625%, 11/15/03...............     1,000       1,075,668
      4.75%, 10/15/06................     5,500       5,529,497
    Credit Suisse FB USA, Inc.
      6.50%, 01/15/12................     6,500       6,562,491
    Golden West Financial Corp.
      5.50%, 08/08/06................     5,000       5,083,000
    Wachovia Corp.
      4.95%, 11/01/06................     6,000       6,052,452
                                                   ------------
                                                     24,303,108
                                                   ------------
FINANCIAL SERVICES -- 9.5%
    Bear Stearns Co., Inc.
      2.259%, 03/28/03 [FRN].........       700         700,963
      2.496%, 05/24/04 [FRN].........     7,300       7,335,712
    Capital One Bank
      6.62%, 08/04/03................     4,000       4,044,288
    Finova Group, Inc.
      7.50%, 11/15/09................       300         100,500
    Ford Motor Credit Co.
      2.66%, 04/17/03 [FRN]..........     4,300       4,285,445
      2.53%, 06/23/03 [FRN]..........     7,000       6,955,473
      3.041%, 06/30/05 [FRN].........     2,600       2,505,979
      7.60%, 08/01/05................     5,700       5,988,500
    Ford Motor Credit Corp.
      6.875%, 02/01/06...............     4,000       4,095,480
    General Motors Acceptance Corp.
      2.40%, 05/16/03 [FRN]..........     1,300       1,298,384
      2.045%, 07/21/03 [FRN].........     4,100       4,082,227

                                          PAR
                                         (000)        VALUE
                                         -----        -----
      2.25%, 08/04/03 [FRN]..........   $ 5,600    $  5,578,546
      2.49%, 01/20/04 [FRN]..........     7,500       7,500,299
    Golden State Holdings Corp.
      7.00%, 08/01/03................     4,000       4,154,920
    Heller Financial, Inc.
      6.375%, 03/15/06...............     6,400       6,835,475
    Household Finance Corp.
      2.25%, 05/28/04 [FRN]..........     7,500       7,428,442
                                                   ------------
                                                     72,890,633
                                                   ------------
FOOD -- 1.6%
    ConAgra, Inc.
      7.50%, 09/15/05................     4,000       4,335,864
    Fred Meyer, Inc.
      7.15%, 03/01/03................     3,000       3,080,724
    Nabisco, Inc.
      6.125%, 02/01/03...............     5,000       5,087,705
                                                   ------------
                                                     12,504,293
                                                   ------------
INDUSTRIAL PRODUCTS -- 1.0%
    Raytheon Co.
      6.45%, 08/15/02................     7,900       7,942,162
                                                   ------------
INSURANCE -- 1.1%
    Marsh & McLennan Co., Inc.
      6.625%, 06/15/04...............     8,000       8,464,632
                                                   ------------
OIL & GAS -- 1.0%
    Conoco, Inc.
      2.597%, 10/15/02...............     6,500       6,509,724
    Occidental Petroleum Corp.
      6.40%, 04/01/03 [VR]...........     1,000       1,025,790
                                                   ------------
                                                      7,535,514
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.9%
    International Paper Co.
      6.125%, 11/01/03 [FRN].........     1,500       1,554,111
      3.26%, 06/20/04 144A [FRN].....     5,000       5,000,000
                                                   ------------
                                                      6,554,111
                                                   ------------
PHARMACEUTICALS -- 0.9%
    Bergen Brunswig Co.
      7.375%, 01/15/03...............     6,500       6,532,500
                                                   ------------
RETAIL & MERCHANDISING -- 0.6%
    Safeway, Inc.
      7.00%, 09/15/02................     4,400       4,438,487
                                                   ------------
TELECOMMUNICATIONS -- 4.4%
    AT&T Corp.
      3.72%, 04/18/03 [FRN],++.......    12,000      11,640,000
    Centurytel, Inc.
      7.75%, 10/15/02 [VR]...........     6,000       6,063,912
    Sprint Capital Corp.
      6.00%, 01/15/07................     6,000       4,679,136
    Verizon Wireless, Inc.
      5.375%, 12/15/06 144A..........    12,000      11,208,360
                                                   ------------
                                                     33,591,408
                                                   ------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
UTILITIES -- 4.2%
    Arizona Public Service Co.
      6.75%, 11/15/06................   $   690    $    729,728
    Cleveland Electric Illuminating
      Co.
      7.625%, 08/01/02...............     2,100       2,105,922
    Detroit Edison Co.
      6.75%, 03/17/03................     5,000       5,138,555
    Nevada Power Co.
      6.20%, 04/15/04................     4,500       4,142,025
    Niagara Mohawk Power Corp.
      7.75%, 05/15/06................     4,590       5,008,966
    Qwest Capital Funding Corp.
      2.32%, 07/08/02 144A...........     4,500       4,411,350
    Teco Energy, Inc.
      7.00%, 10/01/15................     3,000       3,029,223
    Texas Utilities Co.
      3.75%, 06/15/03 144A [FRN].....     2,500       2,503,358
    United Illuminating Co.
      6.25%, 12/15/02................     5,000       5,070,950
                                                   ------------
                                                     32,140,077
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $244,601,682)................               243,790,289
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 24.5%
    Bear Stearns Trust
      Series 2001-10 Cl-VA
      6.178%, 02/25/32 [ARM].........    14,384      14,671,742
    Bear Stearns Trust
      Series 2001-3 Cl-IVA
      6.913%, 01/25/32 [ARM].........     6,711       6,858,838
    Bear Stearns Trust
      Series 2001-6 Cl-IIA
      6.632%, 09/25/31 [ARM].........     6,892       7,044,449
    Bear Stearns Trust
      Series 2002-2 Cl-3A
      6.883%, 06/25/31 [ARM].........     4,565       4,660,850
    Chase Mortgage Finance Corp.
      Series 1999-S8 Cl-A1
      6.35%, 06/25/29................     6,401       6,577,087
    Citicorp Mortgage Securities,
      Inc.
      Series 1992-17 Cl-A
      5.92%, 09/25/22................       415         430,515
    Citicorp Mortgage Securities,
      Inc.
      Series 2001-18 Cl-1A1
      4.15%, 12/25/31................     7,731       7,492,658
    Countrywide Home Loans
      Series 1999-3 Cl-A2
      6.05%, 04/25/29................    11,700      12,051,234
    Dime Savings Bank
      Series 1998-1A Cl-A
      5.951%, 11/01/18...............       139         137,090
    Fannie Mae Series 1988-22 Cl-A
      3.903%, 08/25/18 [FRN].........        54          54,958
    Fannie Mae Series 1993-131 Cl-Z
      7.00%, 07/25/08................     6,280       6,638,261
    Fannie Mae Series 1996-39 Cl-H
      8.00%, 11/25/23................       879         942,581

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Federal Housing Authority
      7.46%, 08/25/23................   $ 2,382    $  2,424,787
    First Horizon Asset Securities,
      Inc.
      Series 2001-7 Cl-A1
      6.75%, 02/25/31................    16,024      16,435,886
    Freddie Mac Series 1725 Cl-B
      7.00%, 10/15/20................       550         549,180
    Freddie Mac Series 32 Cl-PH
      6.50%, 09/25/22................    13,000      13,574,981
    Freddie Mac Series B Cl-3
      12.50%, 09/30/13...............       132         144,388
    G-Wing Ltd. Series 2001-WH1A Cl-A
      3.244%, 11/06/11 144A..........     2,050       2,049,638
    Government National Mortgage
      Assoc. Series 1997-1 Cl-A
      7.25%, 12/16/23................       281         281,397
    Mellon Residential Funding Corp.
      Series 1998-2 Cl-A14
      6.75%, 01/25/13................     2,670       2,761,902
    Merrill Lynch Mortgage Investors,
      Inc. Series 1995-C2 Cl-B
      7.181%, 06/15/21 [VR]..........       459         471,946
    Nomura Asset Securities Corp.
      Series 1994-1 Cl-A5
      6.625%, 01/25/09...............       365         366,275
    PNC Mortgage Securities Corp.
      Series 1997-1 Cl-A6
      7.50%, 02/25/27................     2,476       2,514,574
    Prudential Home Mortage
      Securities Series 1992-13 Cl-A7
      7.50%, 06/25/07................     3,156       3,261,214
    Residential Funding Mortgage
      Securities I Series 1993-S20
      Cl-A8
      6.982%, 06/25/08...............       351         351,469
    Residential Funding Mortgage
      Securities II Series 1997-S6
      Cl-A5
      7.00%, 05/25/12................       498         503,154
    Residential Funding Mortgage
      Securities Series 1999-H14
      Cl-A4
      7.15%, 10/25/13................       649         648,304
    Salomon Brothers Mortgage
      Securities
      7.15%, 03/25/25 144A...........    11,804      12,585,920
    Small Business Investment
      Companies Series 1997-P10B1
      Cl-1
      7.31%, 05/10/07................     1,848       1,999,754
    Structured Asset Securities Corp.
      Series 2000-3 Cl-2A6
      8.00%, 07/25/30................    10,000      10,500,999
    Structured Asset Securities Corp.
      Series 2001-13 Cl-3A
      7.00%, 11/25/31................     9,240       9,566,976
    Travelers Mortgage Securities
      Corp. Series 1984-1 Cl-Z2
      12.00%, 03/01/14...............       994       1,091,988

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    United Mortgage Securities Corp.
      Series 1994-1 Cl-AS
      5.913%, 06/25/32...............   $ 5,390    $  5,428,004
    Washington Mutual
      Series 1999-WM1 Cl-2A2
      6.007%, 10/19/39...............    15,243      15,868,454
    Washington Mutual
      Series 1999-WM1 Cl-M1
      6.601%, 10/19/39...............     8,620       8,926,742
    Wells Fargo Mortgage Backed
      Securities Trust
      Series 2001-16 Cl-A1
      6.125%, 07/25/31...............     8,000       8,140,960
                                                   ------------
    (Cost $183,935,939)..............               188,009,155
                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.8%
    Federal Home Loan Mortgage Corp.
      8.50%, 01/01/25................     2,457       2,643,172
                                                   ------------
    Federal National Mortgage Assoc.
      4.758%, 03/01/17 [VR]..........     1,144       1,177,847
      6.00%, 07/18/17 [TBA]..........    55,000      56,082,950
      6.001%, 01/01/25 [VR]..........        56          56,913
      6.319%, 05/01/25 [VR]..........       505         517,379
                                                   ------------
                                                     57,835,089
                                                   ------------
    Government National Mortgage Assoc.
      5.375%, 01/20/26 [VR]..........     1,088       1,108,794
      6.00%, 11/20/29 [VR]...........     3,094       3,174,784
      6.375%, 05/20/24-06/20/26
        [VR].........................     1,400       1,432,860
      6.50%, 06/20/28-05/15/32.......    17,002      17,304,138
      6.75%, 07/20/17-07/20/24 [VR]..       419         434,748
      7.00%, 01/15/24-08/15/25.......       941         982,306
      7.50%, 07/24/31 [TBA]..........    20,000      20,993,750
      8.00%, 07/20/30-07/24/31.......    21,702      23,014,104
      8.50%, 10/15/29-01/15/31.......     6,278       6,727,600
                                                   ------------
                                                     75,173,084
                                                   ------------
    (Cost $134,419,219)..............               135,651,345
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 4.6%
    U.S. Treasury Inflationary Bonds [TIPS]
      3.625%, 07/15/02#..............       700         786,287
      3.375%, 01/15/07#..............    19,000      22,422,294
      3.875%, 01/15/09...............    10,000      11,630,155
                                                   ------------
    (Cost $33,807,121)...............                34,838,736
                                                   ------------
ASSET BACKED SECURITIES -- 4.4%
    Advanta Mortgage Loan Trust
      Series 1994-4 Cl-A
      2.225%, 11/25/29 [VR]..........     5,266       5,267,025
    Champion Home Equity Loan Trust
      Series 1996-1 Cl-A3
      8.364%, 05/25/28...............       362         371,289

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Conseco Financial Lease LLC
      Series 2001-1 Cl-A3
      7.36%, 04/20/04................   $ 4,606    $  4,678,162
    Green Tree Financial Corp.
      Series 1999-5 Cl-A2
      6.77%, 04/01/31................       651         652,450
    Green Tree Financial Corp.
      Series 1999-5 Cl-A3
      6.97%, 04/01/31................     6,000       6,179,954
    Green Tree Home Equity Loan Trust
      Series 1999-C Cl-A4
      7.18%, 07/15/30................    10,700      11,166,234
    SVO Timeshare Mortgage Corp.
      Series 2001-AA Cl-A
      5.47%, 10/20/13 144A...........     4,852       4,939,235
                                                   ------------
    (Cost $32,102,263)...............                33,254,349
                                                   ------------
SOVEREIGN ISSUES -- 3.7%
BRAZIL -- 0.4%
    Republic of Brazil
      3.063%, 04/15/06 [BRB, FRN]....     2,560       2,048,000
      11.00%, 01/11/12...............     2,000       1,215,000
                                                   ------------
                                                      3,263,000
                                                   ------------
MEXICO -- 1.0%
    United Mexican States
      11.375%, 09/15/16..............     2,000       2,470,000
      6.25%, 12/31/19................     5,500       5,211,525
                                                   ------------
                                                      7,681,525
                                                   ------------
PANAMA -- 0.4%
    Panama (Republic of)
      9.625%, 02/08/11...............     3,000       2,917,500
                                                   ------------
PERU -- 0.9%
    Republic of Peru
      9.125%, 02/21/12 144A..........     6,350       5,765,800
      9.125%, 02/21/12 144A..........     1,200       1,089,600
                                                   ------------
                                                      6,855,400
                                                   ------------
SOUTH AFRICA -- 1.0%
    Republic of South Africa
      9.125%, 05/19/09...............     6,500       7,296,250
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (Cost $28,984,669).................                28,013,675
                                                   ------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                          IN
                                         LOCAL
                                       CURRENCY
                                         (000)        VALUE
                                       ---------      -----
FOREIGN BONDS -- 3.7%
FINANCIAL-BANK & TRUST -- 0.2%
    Banco Nacional Obra -- (MXP)
      9.625%, 11/15/03...............     1,200    $  1,284,000
                                                   ------------
TELECOMMUNICATIONS -- 3.5%
    British Telecom PLC -- (GBP)
      7.875%, 12/15/05...............     8,400       8,997,055
    Deutsche Telekom International
      Finance Corp. -- (NLG)
      7.75%, 06/15/05................     5,000       5,077,500
    France Telecom -- (FRF)
      3.75%, 03/14/03 [FRN]..........     6,500       6,511,284
      7.20%, 03/01/06................     2,500       2,406,810
      7.75%, 03/01/11................     4,000       3,658,648
                                                   ------------
                                                     26,651,297
                                                   ------------
TOTAL FOREIGN BONDS
  (Cost $27,567,693).................                27,935,297
                                                   ------------
                                          PAR
                                         (000)
                                         -----
SHORT-TERM INVESTMENTS -- 18.8%
COMMERCIAL PAPER -- 7.7%
    ABN AMRO National Finance, Inc.
      1.76%, 08/08/02................   $ 7,900       7,885,324
    CDC Corp.
      1.77%, 08/08/02++..............     4,900       4,890,845
    Danske Corp.
      1.77%, 08/06/02................    17,700      17,668,149
    National Australia Funding
      1.76%, 08/07/02................     2,700       2,694,863
    Svenska Handelsbank
      1.77%, 07/05/02................     6,200       6,198,781
      1.80%, 08/16/02................     4,400       4,389,374
      1.795%, 08/19/02...............       800         798,013
    Swedish National Housing
      1.77%, 08/07/02 144A...........    10,000       9,981,808
    UBS Finance Corp.
      1.77%, 08/30/02................     4,000       3,987,610
                                                   ------------
                                                     58,494,767
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
    Federal Home Loan Mortgage Corp.
      1.73%, 07/23/02................   $33,200    $ 33,164,900
      1.75%, 07/25/02................    35,800      35,758,234
      2.06%, 09/13/02................       900         896,892
                                                   ------------
                                                     69,820,026
                                                   ------------
    Federal National Mortgage Assoc.
      2.035%, 09/11/02...............       300         298,728
                                                   ------------
                                                     70,118,754
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 0.0%
    U.S. Treasury Bills
      1.74%, 08/15/02................       175         174,600
                                                   ------------
                                        SHARES
                                        ------
REGULATED INVESTMENT COMPANIES  1.9%
    Temporary Investment Cash Fund...  7,304,179      7,304,179
    Temporary Investment Fund........  7,304,179      7,304,179
                                                   ------------
                                                     14,608,358
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $143,397,747)..............               143,396,479
                                                   ------------
TOTAL INVESTMENTS -- 109.4%
    (Cost $828,816,333)..............               834,889,325
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (9.4%).............               (71,995,032)
                                                   ------------
NET ASSETS -- 100.0%.................              $762,894,293
                                                   ============

Foreign currency exchange contracts outstanding at June 30, 2002:

                                                    IN
SETTLEMENT                        CONTRACTS TO   EXCHANGE   CONTRACTS    UNREALIZED
MONTH                    TYPE       DELIVER        FOR      AT VALUE    DEPRECIATION
------------------------------------------------------------------------------------
07/02                  Sell EUR     380,000      $334,058   $374,805      $40,747
07/02                  Sell GBP     133,000       193,515    202,466        8,951
                                                 --------   --------      -------
                                                 $527,573   $577,271      $49,698
                                                 ========   ========      =======

Interest rate swap agreements outstanding at June 30, 2002:

                                            NOTIONAL
                               EXPIRATION    AMOUNT     UNREALIZED
DESCRIPTION                      MONTH       (000)     DEPRECIATION
-------------------------------------------------------------------
Receive variable rate
  payments on the three month
  LIBOR-BBA floating rate and
  pay fixed rate payments of
  6.00%.+....................    06/03      $139,700    $1,558,773
                                                        ==========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

++ Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 2.17% of net assets.

See Notes to Financial Statements.

AST ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 100.3%
BEVERAGES -- 1.2%
    Anheuser-Busch Companies,
      Inc. ..........................     61,000   $  3,050,000
    PepsiCo, Inc. ...................     23,100      1,113,420
                                                   ------------
                                                      4,163,420
                                                   ------------
BROADCASTING -- 0.8%
    Clear Channel Communications,
      Inc.*@.........................     80,900      2,590,418
                                                   ------------
BUSINESS SERVICES -- 1.5%
    First Data Corp.@................    135,400      5,036,880
                                                   ------------
CABLE TELEVISION -- 0.6%
    Comcast Corp. Cl-A*@.............     86,800      2,069,312
                                                   ------------
COMPUTER HARDWARE -- 0.9%
    Dell Computer Corp.*@............    115,500      3,019,170
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 7.9%
    Cisco Systems, Inc.*.............    556,900      7,768,755
    Electronic Data Systems Corp.@...     58,300      2,165,845
    Microsoft Corp.*.................    293,800     16,070,860
    Veritas Software Corp.*@.........     21,100        417,569
                                                   ------------
                                                     26,423,029
                                                   ------------
CONGLOMERATES -- 0.7%
    Philip Morris Co., Inc. .........     53,900      2,354,352
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.9%
    Avon Products, Inc.@.............     35,700      1,864,968
    Johnson & Johnson Co. ...........    198,500     10,373,610
    Procter & Gamble Co. ............      7,500        669,750
                                                   ------------
                                                     12,908,328
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.4%
    General Electric Co. ............    391,100     11,361,455
                                                   ------------
ENTERTAINMENT & LEISURE -- 5.6%
    AOL Time Warner, Inc.*...........    304,100      4,473,311
    Harley-Davidson, Inc.@...........    119,600      6,131,892
    Viacom, Inc. Cl-B*...............    182,800      8,110,836
                                                   ------------
                                                     18,716,039
                                                   ------------
FINANCIAL-BANK & TRUST -- 5.4%
    MBNA Corp. ......................    550,100     18,191,807
                                                   ------------
FINANCIAL SERVICES-17.2%
    Citigroup, Inc. .................    449,700     17,425,875
    Concord EFS, Inc.*...............    104,200      3,140,588
    Fannie Mae.......................     70,900      5,228,875
    Freddie Mac......................    221,100     13,531,320
    Goldman Sachs Group, Inc. .......     64,300      4,716,405
    Household International, Inc.@...     89,900      4,468,030
    Lehman Brothers Holdings,
      Inc. ..........................     20,100      1,256,652
    Merrill Lynch & Co., Inc. .......    177,600      7,192,800
    Morgan Stanley Dean Witter &
      Co. ...........................     10,700        460,956
                                                   ------------
                                                     57,421,501
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
HEALTHCARE SERVICES -- 11.6%
    Amgen, Inc.*.....................    142,100   $  5,951,148
    Cardinal Health, Inc.@...........    171,200     10,513,392
    Tenet Healthcare Corp.*..........    160,400     11,476,620
    UnitedHealth Group, Inc. ........    113,100     10,354,305
    WellPoint Health Networks,
      Inc.*..........................      7,400        575,794
                                                   ------------
                                                     38,871,259
                                                   ------------
INSURANCE -- 4.6%
    ACE Ltd. ........................     73,600      2,325,760
    American International Group,
      Inc. ..........................    149,900     10,227,677
    Travelers Property Casualty
      Corp.*.........................    153,200      2,711,640
                                                   ------------
                                                     15,265,077
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.5%
    Baxter International, Inc. ......    118,000      5,245,100
    Medtronic, Inc. .................    150,800      6,461,780
                                                   ------------
                                                     11,706,880
                                                   ------------
PHARMACEUTICALS -- 7.4%
    Pfizer, Inc. ....................    597,600     20,916,000
    Wyeth............................     71,400      3,655,680
                                                   ------------
                                                     24,571,680
                                                   ------------
RETAIL & MERCHANDISING -- 17.8%
    Best Buy Co., Inc.*@.............     11,250        408,375
    Home Depot, Inc. ................    433,600     15,926,128
    Kohl's Corp.*@...................    285,800     20,028,864
    Target Corp. ....................    173,500      6,610,350
    Wal-Mart Stores, Inc. ...........    147,100      8,091,971
    Walgreen Co. ....................    208,000      8,035,040
                                                   ------------
                                                     59,100,728
                                                   ------------
SEMICONDUCTORS -- 3.9%
    Applied Materials, Inc.*@........    105,800      2,012,316
    Intel Corp. .....................    397,000      7,253,190
    Maxim Integrated Products,
      Inc.*..........................     51,400      1,970,162
    Texas Instruments, Inc.@.........     81,800      1,938,660
                                                   ------------
                                                     13,174,328
                                                   ------------
TELECOMMUNICATIONS -- 2.4%
    Nokia Corp. Cl-A [ADR]...........    558,900      8,092,872
                                                   ------------
TOTAL COMMON STOCK
  (Cost $385,872,733)................               335,038,535
                                                   ------------
SHORT-TERM INVESTMENTS -- 1.5%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund...  2,473,792      2,473,792
    Temporary Investment Fund........  2,473,792      2,473,792
                                                   ------------
    (Cost $4,947,584)................                 4,947,584
                                                   ------------
TOTAL INVESTMENTS -- 101.8%
  (Cost $390,820,317)................               339,986,119
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.8%).............                (6,099,298)
                                                   ------------
NET ASSETS -- 100.0%.................              $333,886,821
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES        VALUE
                                      ------        -----
FOREIGN STOCK -- 93.1%
AUSTRALIA -- 0.5%
    Computershare Ltd. ...........   1,632,272  $    2,015,897
                                                --------------
BELGIUM -- 1.9%
    Interbrew SA..................     301,782       8,664,240
                                                --------------
BRAZIL -- 2.5%
    Companhia Vale do Rio Doce
      [ADR]*......................      93,500       2,587,145
    Embraer Aircraft Corp. SA
      [ADR].......................     110,126       2,356,696
    Empresa Brasileira de
      Aeronautica SA [ADR]........     369,735       6,433,389
                                                --------------
                                                    11,377,230
                                                --------------
CANADA -- 7.5%
    Bombardier, Inc. Cl-B.........     367,568       3,045,162
    Canadian National Railway
      Co. ........................      36,655       1,929,046
    Canadian Natural Resources
      Ltd. .......................      41,740       2,162,132
    Corus Entertainment, Inc.*....     140,484       2,484,742
    Encana Corp. .................     317,416       9,744,653
    Fairmont Hotels & Resorts,
      Inc. .......................      77,113       1,977,399
    Husky Energy, Inc. ...........     357,991       3,921,474
    Shaw Communications, Inc.
      Cl-B........................     266,606       2,936,209
    Suncor Energy, Inc. ..........     296,920       5,193,059
                                                --------------
                                                    33,393,876
                                                --------------
DENMARK -- 0.4%
    Danske Bank AS................     106,444       1,960,000
                                                --------------
FINLAND -- 1.5%
    Nokia Corp. Cl-A [ADR]........      26,324         381,172
    Nokia Oyj.....................      83,511       1,222,317
    Stora Enso Oyj................      49,469         693,278
    Tietenator Oyj................     149,264       3,685,422
    UPM-Kymmene Oyj...............      17,719         697,539
                                                --------------
                                                     6,679,728
                                                --------------
FRANCE -- 7.0%
    Accor SA......................     161,549       6,552,711
    Altran Technologies SA........      30,004         874,165
    Autoroutes du Sud de la
      France*144A.................     116,918       3,175,457
    Carrefour SA..................      39,008       2,111,185
    Compagnie Generale des
      Establissements Michelin
      Cl-B........................      39,034       1,581,746
    Groupe Danone.................      30,724       4,223,856
    Pechiney SA Cl-A..............      46,756       2,135,705
    Sanofi-Synthelabo SA..........      49,976       3,040,425
    Schneider Electric SA.........      46,037       2,475,694
    Technip-Coflexip SA...........      35,437       3,730,837
    TotalFinaELF SA...............       7,870       1,277,817
                                                --------------
                                                    31,179,598
                                                --------------
GERMANY -- 7.3%
    Bayerische Motoren Werke AG...      22,655         919,822
    Continental AG................      61,304       1,089,817
    Deutsche Bank AG..............      20,901       1,453,222
    Deutsche Boerse AG 144A.......     214,600       9,134,801

                                      SHARES        VALUE
                                      ------        -----
    Marschollek, Lautenschlaeger
      und Partner AG..............      64,863  $    2,024,306
    Muenchener Rueckversicherungs-
      Gesellschaft AG.............      18,882       4,475,601
    Porsche AG Pfd................      22,456      10,700,936
    Schering AG...................      43,847       2,761,954
                                                --------------
                                                    32,560,459
                                                --------------
HONG KONG -- 4.4%
    China Mobile Ltd.*............   2,809,925       8,322,010
    CNOOC Ltd. ...................      38,000          50,912
    Legend Holdings Ltd. .........   9,852,000       3,599,903
    Television Broadcasts Ltd. ...   1,818,000       7,738,442
                                                --------------
                                                    19,711,267
                                                --------------
IRELAND -- 0.3%
    Anglo Irish Bank Corp. PLC....     205,799       1,327,237
                                                --------------
ISRAEL -- 1.4%
    Teva Pharmaceutical Industries
      Ltd. [ADR]..................      93,100       6,217,218
                                                --------------
ITALY -- 2.6%
    Banco Popolare di Verona e
      Novara Scarl................     200,782       2,603,644
    Bulgari SPA...................     252,287       1,592,164
    ENI SPA.......................     169,477       2,694,814
    Saipem SPA....................     509,606       3,664,021
    Telecom Italia SPA............     139,966         742,316
    Telecom Italia SPA Cl-RNC.....      63,363         496,251
                                                --------------
                                                    11,793,210
                                                --------------
JAPAN -- 12.4%
    Asahi Breweries Ltd. .........     151,000       1,263,624
    Dai Nippon Printing Co.
      Ltd. .......................     129,000       1,712,379
    Hoya Corp. ...................      34,000       2,473,634
    Japan Tobacco, Inc. ..........         994       6,667,798
    Kao Corp. ....................     211,000       4,858,828
    Kikkoman Corp. ...............     105,000         661,418
    Kirin Brewery Co. Ltd. .......     723,000       5,067,078
    Nissan Motor Co. Ltd. ........     823,000       5,699,253
    NTT DoCoMo, Inc. .............       2,856       7,029,432
    Rohm Co. Ltd. ................      15,300       2,283,714
    Sony Corp. ...................     134,100       7,082,271
    Takeda Chemical Industries
      Ltd. .......................      77,000       3,379,220
    Toppan Printing Co. Ltd. .....      97,000       1,008,393
    Yamanouchi Pharmaceutical Co.
      Ltd. .......................     214,000       5,552,827
                                                --------------
                                                    54,739,869
                                                --------------
KOREA -- 1.9%
    Hyundai Motor Co. Ltd. .......      36,550       1,098,359
    Kookmin Bank..................      35,010       1,699,626
    Kookmin Bank [ADR]............       9,120         448,248
    Korea Tobacco & Ginseng Co.
      144A [GDR]..................     239,799       1,556,296
    Samsung Electronics Co.
      Ltd. .......................      13,340       3,648,381
                                                --------------
                                                     8,450,910
                                                --------------

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES        VALUE
                                      ------        -----
MEXICO -- 3.2%
    Grupo Televisa SA [ADR]*......     293,540  $   10,972,525
    Telefonos de Mexico SA Cl-L
      [ADR].......................     105,910       3,397,593
                                                --------------
                                                    14,370,118
                                                --------------
NETHERLANDS -- 5.7%
    Aegon NV......................     109,185       2,276,372
    Elsevier NV...................     254,792       3,472,618
    Euronext NV...................     208,933       3,920,602
    Koninklijke (Royal) Philips
      Electronics NV..............       8,214         229,336
    Koninklijke (Royal) Philips
      Electronics NV NY Reg.......      26,170         722,292
    Koninklijke Ahold NV..........     219,205       4,611,287
    Unilever NV...................      42,786       2,801,608
    Vedior NV.....................     211,390       2,922,837
    Wolters Kluwer NV.............     238,736       4,531,723
                                                --------------
                                                    25,488,675
                                                --------------
NORWAY -- 0.9%
    Orkla ASA Cl-A................     200,736       3,878,812
                                                --------------
RUSSIA -- 0.2%
    Yukos [ADR]...................       6,805         940,499
                                                --------------
SINGAPORE -- 0.0%
    Datadraft Asia Ltd. ..........     180,965         217,158
                                                --------------
SPAIN -- 1.8%
    Banco Bilbao Vizcaya
      Argentaria SA...............     672,442       7,604,181
    Telefonica SA*................      59,092         496,066
                                                --------------
                                                     8,100,247
                                                --------------
SWEDEN -- 3.8%
    Assa Abloy AB Cl-B............     535,821       7,550,322
    Securitas AB Cl-B.............     330,271       6,792,165
    SKF AB........................      99,200       2,569,003
                                                --------------
                                                    16,911,490
                                                --------------
SWITZERLAND -- 6.9%
    Givaudan SA...................       4,158       1,676,444
    Julius Baer Holdings AG
      Cl-B........................      18,702       5,372,513
    Nestle SA.....................      10,687       2,491,946
    Serono SA Cl-B................       2,253       1,485,195
    STMicroelectronics NV.........     233,269       5,817,152
    Swiss Reinsurance.............      48,217       4,714,292
    Syngenta AG...................      75,734       4,552,234
    Synthes-Stratec, Inc. ........       2,053       1,255,404
    UBS AG........................      67,802       3,410,261
                                                --------------
                                                    30,775,441
                                                --------------
UNITED KINGDOM -- 19.0%
    Amvescap PLC..................     118,048         961,795
    Anglo American PLC............     143,681       2,389,463
    ARM Holdings PLC*.............     354,786         789,579
    BBA Group PLC.................     947,641       3,979,621
    BOC Group PLC.................     276,444       4,293,957
    BP PLC........................     290,518       2,440,062
    Capital Group PLC.............     770,211       3,663,031

                                      SHARES        VALUE
                                      ------        -----
    Chubb PLC.....................   2,385,848  $    5,727,955
    Compass Group PLC.............     195,296       1,184,821
    Diageo PLC....................     580,895       7,544,206
    Dixons Group PLC..............     610,416       1,779,523
    GlaxoSmithKline PLC...........     105,542       2,281,276
    HBOS PLC......................     127,304       1,377,770
    Jardine Lloyd Thompson Group
      PLC.........................     238,295       2,279,318
    Kingfisher PLC................     195,138         940,695
    Pearson PLC...................     421,798       4,195,284
    Reckitt Benckiser PLC.........     463,092       8,308,452
    Reed Elsevier PLC.............     170,825       1,623,544
    Reuters Group PLC.............      90,895         482,165
    Safeway PLC...................     947,576       4,069,624
    Schroder PLC..................     148,523       1,325,552
    Serco Group PLC...............     465,941       1,413,384
    Smith and Nephew PLC..........     737,669       4,092,976
    Smiths Group PLC..............     294,034       3,818,682
    Standard Chartered PLC........     411,096       4,386,495
    Vodafone Group PLC............   1,324,314       1,816,811
    Willis Group Holdings Ltd.*...      90,070       2,964,204
    Wood Group (John) PLC*........     248,861         796,622
    WPP Group PLC.................     426,550       3,602,102
                                                --------------
                                                    84,528,969
                                                --------------
TOTAL FOREIGN STOCK
  (Cost $442,023,592).............                 415,282,148
                                                --------------
U.S. STOCK -- 3.0%
BUSINESS SERVICES -- 1.3%
    Accenture Ltd.*...............     299,310       5,686,890
                                                --------------
MACHINERY & EQUIPMENT -- 0.3%
    Mettler-Toledo International,
      Inc.*.......................      36,705       1,353,313
                                                --------------
OIL & GAS -- 1.4%
    Schlumberger Ltd. ............     134,545       6,256,343
                                                --------------
TOTAL U.S. STOCK
  (Cost $16,310,863)..............                  13,296,546
                                                --------------
                                       PAR
                                      (000)
                                      -----
SHORT-TERM INVESTMENTS -- 5.2%
COMMERCIAL PAPER -- 4.5%
    Citigroup, Inc. ..............     $20,000      20,000,000
                                                --------------
      1.85%, 07/01/02
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
    Federal Home Loan Mortgage
      Corp.
      1.90%, 07/01/02 ............       3,300       3,300,000
                                                --------------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $23,300,000)............                  23,300,000
                                                --------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $481,634,455).............                 451,878,694
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3%)................                  (5,663,197)
                                                --------------
NET ASSETS -- 100.0%..............              $  446,215,497
                                                ==============

AST JANUS OVERSEAS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2002:

                                               IN                         UNREALIZED
SETTLEMENT                  CONTRACTS       EXCHANGE      CONTRACTS     APPRECIATION/
MONTH           TYPE       TO RECEIVE         FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
10/02        Buy    CAD         700,000   $    454,607   $    458,645    $     4,038
10/02        Buy    CHF      10,500,000      6,695,277      7,049,560        354,283
11/02        Buy    CHF       6,400,000      4,060,086      4,297,705        237,619
10/02        Buy    EUR     101,200,000     94,250,498     99,225,035      4,974,537
11/02        Buy    EUR      47,500,000     44,498,596     46,520,429      2,021,833
10/02        Buy    GBP      26,900,000     39,358,937     40,697,762      1,338,825
07/02        Buy    HKD     143,000,000     18,317,347     18,315,623         (1,724)
10/02        Buy    JPY   2,985,000,000     23,950,861     25,025,209      1,074,348
11/02        Buy    JPY     235,000,000      1,882,399      1,972,421         90,022
01/03        Buy    JPY     200,000,000      1,687,948      1,687,250           (698)
07/02        Buy    KOR   4,425,000,000      3,413,135      3,676,856        263,721
07/02        Buy    MXP      11,000,000      1,149,891      1,099,719        (50,172)
                                          ------------   ------------    -----------
                                          $239,719,582   $250,026,214    $10,306,632
                                          ============   ============    ===========

                                               IN                         UNREALIZED
SETTLEMENT                  CONTRACTS       EXCHANGE      CONTRACTS     APPRECIATION/
MONTH           TYPE       TO DELIVER         FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------
10/02        Sell   CAD         700,000   $    444,847   $    458,655    $    (13,808)
10/02        Sell   CHF      10,500,000      6,537,698      7,049,717        (512,019)
11/02        Sell   CHF       6,400,000      3,977,356      4,297,788        (320,432)
10/02        Sell   EUR     101,200,000     93,191,795     99,226,095      (6,034,300)
11/02        Sell   EUR      47,500,000     43,793,521     46,521,135      (2,727,614)
10/02        Sell   GBP      29,400,000     42,470,875     44,481,644      (2,010,769)
07/02        Sell   HKD     143,000,000     18,310,304     18,315,630          (5,326)
02/03        Sell   HKD     143,000,000     18,310,444     18,313,528          (3,084)
10/02        Sell   JPY   3,030,000,000     23,586,967     25,403,321      (1,816,354)
11/02        Sell   JPY     235,000,000      1,846,343      1,972,457        (126,114)
01/03        Sell   JPY   1,405,000,000     11,472,722     11,853,319        (380,597)
07/02        Sell   KOR   4,425,000,000      3,300,428      3,676,969        (376,541)
07/02        Sell   MXP      24,900,000      2,640,008      2,489,327         150,681
                                          ------------   ------------    ------------
                                          $269,883,308   $284,059,585    $(14,176,277)
                                          ============   ============    ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2002. Percentages are based on net assets.

INDUSTRY
--------
Advertising...........................................   0.8%
Aerospace.............................................   0.5%
Automobile Manufacturers..............................   4.1%
Automotive Parts......................................   0.6%
Beverages.............................................   5.1%
Broadcasting..........................................   6.5%
Business Services.....................................   2.6%
Chemicals.............................................   2.4%
Computer Services & Software..........................   2.1%
Conglomerates.........................................   1.6%
Construction..........................................   1.0%
Consumer Products & Services..........................   5.2%
Electronic Components & Equipment.....................   3.1%
Farming & Agriculture.................................   1.8%
Financial-Bank & Trust................................   7.1%
Financial Services....................................   3.9%
Food..................................................   5.8%
Hotels & Motels.......................................   1.9%
Insurance.............................................   3.7%
Machinery & Equipment.................................   0.6%
Medical Supplies & Equipment..........................   1.8%
Metals & Mining.......................................   3.9%
Oil & Gas.............................................   8.3%
Paper & Forest Products...............................   0.3%
Pharmaceuticals.......................................   5.5%
Printing & Publishing.................................   2.8%
Retail & Merchandising................................   1.0%
Semiconductors........................................   2.8%
Telecommunications....................................   5.4%
Transportation........................................   0.9%
                                                        ----
Total.................................................  93.1%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 98.1%
ADVERTISING -- 0.1%
    Omnicom Group, Inc. ..............    4,800   $    219,840
                                                  ------------
AEROSPACE -- 0.7%
    Boeing Co. .......................   39,000      1,755,000
    Northrop Grumman Corp.@...........    4,800        600,000
                                                  ------------
                                                     2,355,000
                                                  ------------
AIRLINES -- 0.2%
    Delta Air Lines, Inc. ............    7,900        158,000
    Southwest Airlines Co. ...........   26,500        428,240
                                                  ------------
                                                       586,240
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    General Motors Corp. .............      800         42,760
                                                  ------------
AUTOMOTIVE PARTS -- 0.6%
    Lear Corp.*.......................   38,900      1,799,125
                                                  ------------
BEVERAGES -- 0.7%
    PepsiCo, Inc.@....................   45,400      2,188,280
                                                  ------------
BUILDING MATERIALS -- 0.1%
    The Sherwin-Williams Co. .........    9,000        269,370
                                                  ------------
BUSINESS SERVICES -- 0.9%
    CSG Systems International,
      Inc.*...........................    1,900         36,366
    First Data Corp.@.................   17,900        665,880
    Reynolds & Reynolds Co. ..........   11,900        332,605
    Viad Corp. .......................   75,600      1,965,600
                                                  ------------
                                                     3,000,451
                                                  ------------
CAPITAL GOODS -- 0.4%
    SPX Corp.*@.......................   11,300      1,327,750
                                                  ------------
CHEMICALS -- 1.4%
    Ashland, Inc. ....................   70,000      2,835,000
    The Lubrizol Corp. ...............   47,600      1,594,600
                                                  ------------
                                                     4,429,600
                                                  ------------
CLOTHING & APPAREL -- 0.0%
    Limited Brands....................    3,500         74,550
    V.F. Corp. .......................      800         31,368
                                                  ------------
                                                       105,918
                                                  ------------
COMPUTER HARDWARE -- 2.7%
    Dell Computer Corp.*..............   38,800      1,014,232
    Hewlett-Packard Co. ..............  136,175      2,080,754
    International Business Machines
      Corp.@..........................   64,200      4,622,400
    Storage Technology Corp.*.........   43,900        701,083
                                                  ------------
                                                     8,418,469
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 5.7%
    AutoDesk, Inc. ...................   10,900        144,425
    Cisco Systems, Inc.*..............  197,000      2,748,150
    Computer Sciences Corp.*..........   50,200      2,399,560
    Electronic Data Systems Corp.@....   50,100      1,861,215
    Microsoft Corp.*..................  158,100      8,648,070
    Oracle Corp.*.....................  108,500      1,027,495
    Tech Data Corp.*..................   33,500      1,267,975
                                                  ------------
                                                    18,096,890
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
CONGLOMERATES -- 1.2%
    Honeywell International, Inc. ....    7,900   $    278,317
    Minnesota Mining & Manufacturing
      Co. ............................      800         98,400
    Philip Morris Co., Inc. ..........   23,800      1,039,584
    Tyco International Ltd.@..........   28,809        389,210
    United Technologies Corp. ........   30,600      2,077,740
                                                  ------------
                                                     3,883,251
                                                  ------------
CONSTRUCTION -- 1.0%
    KB Home Co. ......................   15,800        813,858
    Lennar Corp.@.....................   24,600      1,505,520
    The Ryland Group, Inc. ...........   16,100        800,975
                                                  ------------
                                                     3,120,353
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 6.8%
    Cendant Corp.*@...................   34,000        539,920
    Clorox Co.@.......................   21,100        872,485
    Eastman Kodak Co.@................  174,900      5,101,833
    Fortune Brands, Inc. .............   24,300      1,360,800
    Johnson & Johnson Co. ............   97,100      5,074,446
    NBTY, Inc.*.......................   24,400        377,712
    Procter & Gamble Co. .............   72,600      6,483,180
    Rent-A-Center, Inc.*..............   11,000        638,110
    USA Interactive*@.................    9,700        227,465
    Whirlpool Corp. ..................   13,500        882,360
                                                  ------------
                                                    21,558,311
                                                  ------------
CONTAINERS & PACKAGING -- 0.6%
    Ball Corp. .......................   41,900      1,738,012
    Crown Cork & Seal Co., Inc.*@.....   15,500        106,175
                                                  ------------
                                                     1,844,187
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.4%
    Anixter International, Inc.*......   29,500        693,250
    Arrow Electronics, Inc.*..........   51,458      1,067,754
    Avnet, Inc. ......................   82,300      1,809,777
    Cooper Industries, Inc.*..........   40,500      1,591,650
    General Electric Co. .............  279,400      8,116,569
    Rockwell Automation, Inc. ........   29,602        591,448
                                                  ------------
                                                    13,870,448
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.4%
    AOL Time Warner, Inc.*............  188,750      2,776,513
    Argosy Gaming Co.*................    6,600        187,440
    Carnival Corp. ...................   41,600      1,151,904
    The Walt Disney Co.@..............  126,900      2,398,410
    Viacom, Inc. Cl-B*................   92,800      4,117,536
                                                  ------------
                                                    10,631,803
                                                  ------------
EQUIPMENT SERVICES -- 0.1%
    United Rentals, Inc.*.............   13,100        285,580
                                                  ------------
FINANCIAL-BANK & TRUST -- 6.0%
    AmSouth Bancorporation............   78,100      1,747,878
    Bank of America Corp. ............  156,000     10,976,160
    Bank One Corp. ...................    3,800        146,224
    Comerica, Inc. ...................   22,000      1,350,800
    First Tennessee National Corp. ...   36,200      1,386,460
    GreenPoint Financial Corp. .......    7,600        373,160
    Hibernia Corp. Cl-A...............   11,400        225,606

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    National City Corp. .............    3,600   $    119,700
    SunTrust Banks, Inc. .............   15,500      1,049,660
    Union Ban Cal Corp. ..............   35,000      1,639,750
                                                  ------------
                                                    19,015,398
                                                  ------------
FINANCIAL SERVICES -- 9.1%
    Bear Stearns Co., Inc.@...........   62,600      3,831,120
    Citigroup, Inc. ..................  234,500      9,086,874
    Countrywide Credit Industries,
      Inc. ...........................    3,500        168,875
    Fannie Mae........................   76,800      5,664,000
    Freddie Mac.......................   74,600      4,565,520
    Household International, Inc.@....   20,100        998,970
    Lehman Brothers Holdings, Inc.@...   26,700      1,669,284
    Merrill Lynch & Co., Inc. ........   17,200        696,600
    Metris Companies, Inc.@...........   54,450        452,480
    Union Planters Corp. .............    5,850        189,365
    Washington Mutual, Inc.@..........   34,700      1,287,717
                                                  ------------
                                                    28,610,805
                                                  ------------
FOOD -- 3.5%
    Archer Daniels Midland Co. .......   70,547        902,296
    ConAgra Foods, Inc.@..............  122,600      3,389,890
    Dole Food Co., Inc. ..............   37,200      1,073,220
    Kellogg Co. ......................   13,900        498,454
    SUPERVALU, Inc. ..................   65,600      1,609,168
    Tyson Foods, Inc. ................  117,300      1,819,323
    Unilever NV NY Reg................   20,100      1,302,480
    Winn-Dixie Stores, Inc. ..........   20,641        321,793
                                                  ------------
                                                    10,916,624
                                                  ------------
HEALTHCARE SERVICES -- 0.8%
    Amgen, Inc.*......................   18,700        783,156
    Oxford Health Plans, Inc.*@.......   14,743        684,960
    WellPoint Health Networks,
      Inc.*...........................   15,000      1,167,150
                                                  ------------
                                                     2,635,266
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.1%
    RPM, Inc. ........................   11,800        179,950
                                                  ------------
INSURANCE -- 5.1%
    American International Group,
      Inc. ...........................   43,487      2,967,118
    Amerus Group@.....................   16,700        619,570
    CIGNA Corp. ......................   36,100      3,516,862
    Fidelity National Financial,
      Inc. ...........................  113,773      3,595,227
    First American Corp. .............   51,400      1,182,200
    Jefferson-Pilot Corp. ............    5,600        263,200
    Old Republic International
      Corp. ..........................   83,400      2,627,100
    PMI Group, Inc.@..................   18,800        718,160
    Progressive Corp. ................    3,700        214,045
    Protective Life Corp. ............    7,800        258,180
    Radian Group, Inc.@...............    3,500        170,975
                                                  ------------
                                                    16,132,637
                                                  ------------
INTERNET SERVICES -- 0.1%
    GTECH Holdings Corp.*.............    1,200         30,648
    Overture Services, Inc.*..........   14,700        367,206
                                                  ------------
                                                       397,854
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
MACHINERY & EQUIPMENT -- 1.1%
    AGCO Corp. .......................   55,054   $  1,073,553
    Johnson Controls, Inc.@...........   30,000      2,448,300
                                                  ------------
                                                     3,521,853
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.8%
    Abbott Laboratories...............   25,300        952,545
    AmerisourceBergen Corp.@..........    1,300         98,800
    Fisher Scientific International,
      Inc.*...........................   28,200        789,600
    Immunex Corp.*@...................   28,500        636,690
                                                  ------------
                                                     2,477,635
                                                  ------------
METALS & MINING -- 0.0%
    Shaw Group, Inc.*@................    5,100        156,570
                                                  ------------
OFFICE EQUIPMENT -- 1.1%
    IKON Office Solutions, Inc. ......   75,000        705,000
    Pitney Bowes, Inc. ...............   53,700      2,132,964
    Xerox Corp.@......................   69,200        482,324
                                                  ------------
                                                     3,320,288
                                                  ------------
OIL & GAS -- 11.3%
    ChevronTexaco Corp. ..............   60,600      5,363,100
    El Paso Corp. ....................    8,000        164,880
    Exxon Mobil Corp. ................  202,200      8,274,023
    Halliburton Co.@..................  188,600      3,006,284
    KeySpan Corp.@....................   33,200      1,249,980
    Kinder Morgan Energy Partners,
      L.P.*...........................    2,800         87,948
    Marathon Oil Corp. ...............  221,700      6,012,504
    Nicor, Inc. ......................   15,500        709,125
    Northern Border Partners L.P.*....    7,700        275,506
    Occidental Petroleum Corp.@.......  165,100      4,951,349
    Phillips Petroleum Co. ...........   13,200        777,216
    Royal Dutch Petroleum Co. NY
      Reg.............................   82,164      4,541,204
    Williams Companies, Inc. .........    8,000         47,920
                                                  ------------
                                                    35,461,039
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.3%
    Georgia-Pacific Corp. ............   68,400      1,681,272
    Plum Creek Timber Co., Inc. ......   66,000      2,026,200
    Rayonier, Inc. ...................   11,000        540,430
                                                  ------------
                                                     4,247,902
                                                  ------------
PHARMACEUTICALS -- 7.4%
    Barr Laboratories, Inc.*@.........   27,800      1,766,134
    Bristol-Meyers Squibb Co. ........   60,000      1,542,000
    Merck & Co., Inc. ................  141,200      7,150,368
    Mylan Laboratories, Inc.@.........   44,600      1,398,210
    Pfizer, Inc. .....................  199,000      6,965,000
    Pharmacia Corp. ..................   51,000      1,909,950
    Schering-Plough Corp. ............   53,200      1,308,720
    Sicor, Inc.*......................    4,400         81,576
    Watson Pharmaceuticals, Inc.*.....   20,800        525,616
    Wyeth.............................   16,000        819,200
                                                  ------------
                                                    23,466,774
                                                  ------------

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
RAILROADS -- 0.5%
    Burlington Northern Santa Fe
      Corp. ..........................   14,100   $    423,000
    CSX Corp. ........................    6,700        234,835
    Norfolk Southern Corp. ...........   12,100        282,898
    Union Pacific Corp. ..............    7,700        487,256
                                                  ------------
                                                     1,427,989
                                                  ------------
REAL ESTATE -- 0.4%
    CarrAmerica Realty Corp. [REIT]...    8,000        246,800
    CBL & Associates Properties,
      Inc.[REIT]......................    2,900        117,450
    General Growth Properties, Inc.
      [REIT]@.........................    3,000        153,000
    Liberty Property Trust [REIT].....   11,400        399,000
    Mack-Cali Realty Corp. [REIT].....    7,800        274,170
                                                  ------------
                                                     1,190,420
                                                  ------------
RETAIL & MERCHANDISING -- 4.5%
    Barnes & Noble, Inc.*.............    4,300        113,649
    Blockbuster, Inc. Cl-A............   25,000        672,500
    Borders Group, Inc.*..............    6,200        114,080
    Dillard's, Inc. Cl-A@.............   23,800        625,702
    Federated Department Stores,
      Inc.*@..........................   62,600      2,485,220
    Home Depot, Inc. .................    6,134        225,302
    May Department Stores Co. ........    9,000        296,370
    Office Depot, Inc.*...............    9,200        154,560
    Penney, (J.C.) Co., Inc.@.........   11,500        253,230
    Pier 1 Imports, Inc. .............   12,100        254,100
    Sears, Roebuck & Co. .............  123,000      6,678,900
    Wal-Mart Stores, Inc. ............   41,700      2,293,917
    Zale Corp.*.......................    4,800        174,000
                                                  ------------
                                                    14,341,530
                                                  ------------
SEMICONDUCTORS -- 2.1%
    Analog Devices, Inc.*.............    2,400         71,280
    ESS Technology, Inc.*@............   46,300        812,102
    Intel Corp. ......................  209,000      3,818,430
    KLA-Tencor Corp.*@................   14,300        629,057
    Linear Technology Corp. ..........   20,300        638,029
    National Semiconductor Corp.*@....    1,100         32,087
    NVIDIA Corp.*@....................    9,700        166,646
    Texas Instruments, Inc. ..........   22,600        535,620
                                                  ------------
                                                     6,703,251
                                                  ------------
TELECOMMUNICATIONS -- 8.2%
    Alltel Corp.@.....................   88,100      4,140,700
    AT&T Corp. .......................  218,749      2,340,614
    AT&T Wireless Services, Inc.*@....  206,296      1,206,832
    BellSouth Corp. ..................  104,900      3,304,350
    L-3 Communications Holdings,
      Inc.*@..........................   10,800        583,200
    PanAmSat Corp.*...................   39,900        901,740
    SBC Communications, Inc. .........  154,800      4,721,400
    Scientific-Atlanta, Inc.@.........   78,600      1,292,970

                                        SHARES       VALUE
                                        ------       -----
    Sprint Corp. .....................   67,000   $    710,870
    Verizon Communications, Inc. .....  167,724      6,734,119
                                                  ------------
                                                    25,936,795
                                                  ------------
TRANSPORTATION -- 0.2%
    FedEx Corp. ......................   10,300        550,020
                                                  ------------
UTILITIES -- 3.5%
    Allegheny Energy, Inc. ...........   12,100        311,575
    Alliant Energy Corp. .............   32,500        835,250
    Ameren Corp. .....................    8,800        378,488
    American Electric Power Co.,
      Inc.@...........................   57,300      2,293,146
    Aquila, Inc.@.....................   67,843        542,744
    Dominion Resources, Inc. .........    3,800        251,560
    Entergy Corp. ....................   18,200        772,408
    Exelon Corp. .....................   11,412        596,848
    FirstEnergy Corp.@................    2,388         79,711
    NiSource, Inc. ...................    6,700        146,261
    Reliant Energy, Inc. .............   54,500        921,050
    Sempra Energy@....................  121,200      2,682,156
    TXU Corp. ........................   27,200      1,402,160
                                                  ------------
                                                    11,213,357
                                                  ------------
TOTAL COMMON STOCK
  (Cost $355,580,502).................             309,937,583
                                                  ------------
FOREIGN STOCK -- 1.1%
AUTOMOTIVE PARTS -- 0.9%
    Magna International, Inc. Cl-A --
      (CAD)...........................   42,912      2,954,491
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Celestica, Inc. -- (CAD)*@........   29,500        669,945
                                                  ------------
TOTAL FOREIGN STOCK
  (Cost $3,452,840)...................               3,624,436
                                                  ------------
PREFERRED STOCK -- 0.4%
AUTOMOBILE MANUFACTURERS -- 0.1%
    General Motors Corp. Cl-B 5.25%
      [CVT]...........................   13,300        349,391
                                                  ------------
FINANCIAL SERVICES -- 0.2%
    Ford Motor Co. Capital Trust II
      6.50% [CVT].....................    9,700        545,625
                                                  ------------
UTILITIES -- 0.1%
    DTE Energy Co. 8.75%* [CVT].......   10,984        288,330
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost $1,095,587)...................               1,183,346
                                                  ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $360,128,929).................             314,745,365
OTHER ASSETS LESS
  LIABILITIES -- 0.4%.................               1,193,889
                                                  ------------
NET ASSETS -- 100.0%..................            $315,939,254
                                                  ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
EQUITY INVESTMENTS -- 59.0%
COMMON STOCK -- 57.6%
AEROSPACE -- 0.1%
    Boeing Co........................     2,500   $    112,500
                                                  ------------
AIRLINES -- 0.1%
    Southwest Airlines Co. ..........    11,400        184,224
                                                  ------------
AUTOMOTIVE PARTS -- 1.4%
    Arvinmeritor, Inc. ..............    12,300        295,200
    AutoZone, Inc.*..................     7,900        610,670
    Cooper Tire & Rubber Co. ........     7,700        158,235
    Lear Corp.*......................    23,500      1,086,875
    Tower Automotive, Inc.*..........    14,200        198,090
    TRW, Inc.........................     8,400        478,632
                                                  ------------
                                                     2,827,702
                                                  ------------
BEVERAGES -- 0.3%
    PepsiCo, Inc. ...................    11,300        544,660
                                                  ------------
BUILDING MATERIALS -- 0.3%
    The Sherwin-Williams Co. ........    19,800        592,614
                                                  ------------
BUSINESS SERVICES -- 1.5%
    Equifax, Inc. ...................    36,600        988,200
    First Data Corp.@................    18,400        684,480
    Reynolds & Reynolds Co. .........     6,100        170,495
    Viad Corp........................    39,600      1,029,600
                                                  ------------
                                                     2,872,775
                                                  ------------
CHEMICALS -- 0.3%
    Dow Chemical Co.@................     1,800         61,884
    DuPont, (E.I.) de Nemours &
      Co. ...........................    12,300        546,120
                                                  ------------
                                                       608,004
                                                  ------------
CLOTHING & APPAREL -- 0.5%
    Ross Stores, Inc. ...............       800         32,600
    V.F. Corp. ......................    22,600        886,146
                                                  ------------
                                                       918,746
                                                  ------------
COMPUTER HARDWARE -- 1.6%
    Dell Computer Corp.*.............    15,100        394,714
    Hewlett-Packard Co. .............    32,200        492,016
    International Business Machines
      Corp.@.........................    20,600      1,483,200
    Storage Technology Corp.*........    43,400        693,098
                                                  ------------
                                                     3,063,028
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 3.8%
    Cisco Systems, Inc.*.............    99,600      1,389,420
    Computer Sciences Corp.*.........    11,700        559,260
    Microsoft Corp.*.................    74,500      4,075,150
    Oracle Corp.*....................    58,700        555,889
    Tech Data Corp.*@................    24,900        942,465
                                                  ------------
                                                     7,522,184
                                                  ------------
CONGLOMERATES -- 0.8%
    Honeywell International, Inc. ...    11,700        412,191
    Philip Morris Co., Inc...........    26,400      1,153,152
                                                  ------------
                                                     1,565,343
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
CONSTRUCTION -- 1.1%
    Lennar Corp.@....................    18,400   $  1,126,080
    NVR, Inc.*.......................       800        258,400
    The Ryland Group, Inc.@..........    15,600        776,100
                                                  ------------
                                                     2,160,580
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 4.3%
    Cendant Corp.*@..................    16,700        265,196
    Dial Corp. ......................    27,400        548,548
    Eastman Kodak Co.@...............    14,900        434,633
    Fortune Brands, Inc. ............    25,900      1,450,400
    Johnson & Johnson Co. ...........    48,100      2,513,705
    NBTY, Inc.*......................    40,300        623,844
    Pennzoil-Quaker State Co. .......     1,400         30,142
    Procter & Gamble Co. ............    28,100      2,509,330
    Rent-A-Center, Inc.*.............     6,500        377,065
                                                  ------------
                                                     8,752,863
                                                  ------------
CONTAINERS & PACKAGING -- 0.5%
    Ball Corp. ......................     6,300        261,324
    Crown Cork & Seal Co., Inc.*@....    10,500         71,925
    Pactiv Corp.*....................     7,000        166,600
    Sealed Air Corp.*................     9,800        394,646
                                                  ------------
                                                       894,495
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
    Anixter International, Inc.*.....    16,800        394,800
    Arrow Electronics, Inc.*.........    11,100        230,325
    Avnet, Inc. .....................    18,900        415,611
    Cooper Industries, Inc.*.........     5,300        208,290
    General Electric Co. ............   116,800      3,393,040
    Pentair, Inc. ...................    14,100        677,928
                                                  ------------
                                                     5,319,994
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.4%
    AOL Time Warner, Inc.*...........    38,750        570,013
    Viacom, Inc. Cl-B*...............    48,000      2,129,760
                                                  ------------
                                                     2,699,773
                                                  ------------
EQUIPMENT SERVICES -- 0.2%
    United Rentals, Inc.*............    20,900        455,620
                                                  ------------
FINANCIAL-BANK & TRUST -- 4.2%
    Bank of America Corp. ...........    61,800      4,348,248
    First Tennessee National
      Corp.@.........................    44,200      1,692,860
    Hibernia Corp. Cl-A..............     7,200        142,488
    MBNA Corp. ......................     8,900        294,323
    Union BanCal Corp. ..............    36,500      1,710,025
                                                  ------------
                                                     8,187,944
                                                  ------------
FINANCIAL SERVICES -- 5.0%
    Bear Stearns Co., Inc.@..........    36,200      2,215,440
    Citigroup, Inc.@.................    82,688      3,204,159
    Fannie Mae.......................    23,900      1,762,625
    Freddie Mac......................    20,100      1,230,120
    Household International, Inc.@...    21,800      1,083,460
    Merrill Lynch & Co., Inc. .......    10,100        409,050
    Metris Companies, Inc.@..........    14,200        118,002
                                                  ------------
                                                    10,022,856
                                                  ------------

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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
FOOD -- 1.9%
    Archer Daniels Midland Co. ......     5,570   $     71,240
    ConAgra Foods, Inc.@.............    12,500        345,625
    Dole Food Co., Inc. .............    52,384      1,511,279
    SUPERVALU, Inc. .................    38,500        944,405
    Tyson Foods, Inc.@...............     2,700         41,877
    Unilever NV NY Reg.@.............     7,900        511,920
    Winn-Dixie Stores, Inc. .........    16,500        257,235
                                                  ------------
                                                     3,683,581
                                                  ------------
HEALTHCARE SERVICES -- 1.0%
    Amgen, Inc.*.....................     6,900        288,972
    Oxford Health Plans, Inc.*.......    29,105      1,352,218
    WellPoint Health Networks,
      Inc.*@.........................     3,900        303,459
                                                  ------------
                                                     1,944,649
                                                  ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Precision Castparts Corp. .......       400         13,200
                                                  ------------
INSURANCE -- 3.3%
    American International Group,
      Inc. ..........................    11,100        757,353
    CIGNA Corp. .....................    18,600      1,812,012
    Fidelity National Financial,
      Inc. ..........................    48,492      1,532,347
    First American Corp. ............     1,700         39,100
    Jefferson-Pilot Corp. ...........    21,600      1,015,200
    John Hancock Financial Services,
      Inc. ..........................     6,000        211,200
    MetLife, Inc. ...................       900         25,920
    Old Republic International
      Corp. .........................    20,400        642,600
    Progressive Corp. ...............       500         28,925
    Protective Life Corp. ...........     3,000         99,300
    Radian Group, Inc.@..............     6,100        297,985
                                                  ------------
                                                     6,461,942
                                                  ------------
INTERNET SERVICES -- 0.3%
    GTECH Holdings Corp.*............     8,000        204,320
    Overture Services, Inc.*.........     7,000        174,860
    Sabre Holdings Corp.*@...........     5,500        196,900
                                                  ------------
                                                       576,080
                                                  ------------
MACHINERY & EQUIPMENT -- 0.6%
    AGCO Corp. ......................    44,900        875,550
    Black & Decker Corp. ............     2,800        134,960
    Johnson Controls, Inc.@..........     1,300        106,093
                                                  ------------
                                                     1,116,603
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Bard, (C.R.), Inc. ..............    17,900      1,012,782
    Fisher Scientific International,
      Inc.*..........................    18,300        512,400
    Immunex Corp.*@..................     5,200        116,168
    STERIS Corp.*....................     6,100        116,571
                                                  ------------
                                                     1,757,921
                                                  ------------
METALS & MINING -- 0.2%
    Alcoa, Inc. .....................    14,800        490,620
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
OFFICE EQUIPMENT -- 0.4%
    IKON Office Solutions, Inc. .....    12,700   $    119,380
    Pitney Bowes, Inc. ..............     8,300        329,676
    Xerox Corp.@.....................    56,600        394,502
                                                  ------------
                                                       843,558
                                                  ------------
OIL & GAS -- 4.3%
    BJ Services Co.*@................     3,600        121,968
    ChevronTexaco Corp. .............     2,300        203,550
    Exxon Mobil Corp. ...............    85,502      3,498,742
    Marathon Oil Corp. ..............    72,600      1,968,912
    Occidental Petroleum Corp. ......    58,800      1,763,412
    Royal Dutch Petroleum Co. NY
      Reg. ..........................    17,483        966,285
                                                  ------------
                                                     8,522,869
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Georgia-Pacific Corp. ...........    26,900        661,202
                                                  ------------
PHARMACEUTICALS -- 4.3%
    Barr Laboratories, Inc.*@........     4,200        266,826
    Endo Pharmaceuticals Holdings,
      Inc.*..........................     8,400         58,800
    Merck & Co., Inc. ...............    32,700      1,655,928
    Mylan Laboratories, Inc. ........    45,500      1,426,425
    Pfizer, Inc. ....................   103,500      3,622,500
    Pharmacia Corp. .................    30,900      1,157,205
    Watson Pharmaceuticals, Inc.*....     9,100        229,957
                                                  ------------
                                                     8,417,641
                                                  ------------
RAILROADS -- 0.1%
    Union Pacific Corp.@.............     2,600        164,528
                                                  ------------
RETAIL & MERCHANDISING -- 3.2%
    Barnes & Noble, Inc.*............       900         23,787
    Blockbuster, Inc. Cl-A...........     7,200        193,680
    Dillard's, Inc. Cl-A.............    13,400        352,286
    Federated Department Stores,
      Inc.*@.........................    38,900      1,544,330
    Office Depot, Inc.*..............    29,800        500,640
    Penney, (J.C.) Co., Inc.@........    10,100        222,402
    Pier 1 Imports, Inc. ............    13,000        273,000
    RadioShack Corp. ................     3,200         96,192
    Sears, Roebuck & Co. ............    25,500      1,384,650
    Wal-Mart Stores, Inc. ...........    23,500      1,292,735
    Zale Corp.*......................    10,200        369,750
                                                  ------------
                                                     6,253,452
                                                  ------------
SEMICONDUCTORS -- 1.9%
    Analog Devices, Inc.*............     7,500        222,750
    Applied Materials, Inc.*@........    22,900        435,558
    ESS Technology, Inc.*@...........    21,700        380,618
    Intel Corp. .....................    83,400      1,523,718
    KLA-Tencor Corp.*@...............     5,100        224,349
    Linear Technology Corp.@.........     7,400        232,582
    Micron Technology, Inc.*.........     2,800         56,616
    Texas Instruments, Inc...........    24,700        585,390
                                                  ------------
                                                     3,661,581
                                                  ------------

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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
TELECOMMUNICATIONS -- 3.7%
    Alltel Corp.@....................    29,900   $  1,405,300
    AT&T Corp. ......................    66,900        715,830
    AT&T Wireless Services, Inc.*@...    71,000        415,350
    BellSouth Corp. .................    25,600        806,400
    CenturyTel, Inc. ................     1,000         29,500
    SBC Communications, Inc. ........    46,300      1,412,150
    Scientific-Atlanta, Inc.@........    47,600        783,020
    Verizon Communications, Inc. ....    43,798      1,758,490
                                                  ------------
                                                     7,326,040
                                                  ------------
TRANSPORTATION -- 0.0%
    FedEx Corp. .....................       900         48,060
                                                  ------------
UTILITIES -- 1.1%
    Edison International Co.*........    45,300        770,100
    McDermott International, Inc.*...    16,800        136,080
    PG&E Corp.*......................     4,900         87,661
    Reliant Energy, Inc.@............    22,100        373,490
    Sempra Energy@...................    39,698        878,517
                                                  ------------
                                                     2,245,848
                                                  ------------
TOTAL COMMON STOCK
  (Cost $126,289,332)................              113,495,280
                                                  ------------
UNIT INVESTMENT TRUST -- 1.3%
    Standard and Poor's 500
      Depositary Receipt
    (Cost $2,675,771)................    25,200      2,493,792
                                                  ------------
FOREIGN STOCK -- 0.1%
ELECTRONIC COMPONENTS & EQUIPMENT
    Celestica, Inc.  -- (CAD)*@......     4,900        111,279
    Flextronics International Ltd. --
      (SGD)*.........................    13,500         96,255
                                                  ------------
    (Cost $474,712)..................                  207,534
                                                  ------------
TOTAL EQUITY INVESTMENTS
    (Cost $129,439,815)..............              116,196,606
                                                  ------------
                                         PAR
                                        (000)
                                       --------
FIXED INCOME INVESTMENTS -- 39.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.3%
    Federal Home Loan Mortgage Corp.
      5.25%, 02/15/04................  $  3,500      3,643,738
      5.50%, 07/15/06................       850        892,360
      6.50%, 06/01/16-06/01/29.......     4,309      4,434,775
      7.00%, 06/01/14-08/01/29.......     1,624      1,701,701
                                                  ------------
                                                    10,672,574
                                                  ------------
    Federal National Mortgage Assoc.
      5.50%, 12/01/16................     1,928      1,933,153
      6.00%, 12/01/13-01/01/32.......     5,073      5,105,850
      6.50%, 06/18/24-01/01/32.......     3,914      4,002,841
      7.00%, 05/01/11-06/01/32.......     5,339      5,546,256
      7.50%, 03/01/27-09/01/30.......     1,095      1,151,021
                                                  ------------
                                                    17,739,121
                                                  ------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
    Government National Mortgage
      Assoc.
      6.00%, 04/15/28-05/15/28.......  $    417   $    419,943
      6.50%, 03/15/28-04/15/28.......       591        605,573
      7.00%, 12/15/27-05/15/31.......     1,877      1,953,417
      7.50%, 05/15/30................       562        593,667
      8.00%, 03/15/27................        25         27,137
      8.75%, 01/15/27-04/15/27.......        72         78,394
                                                  ------------
                                                     3,678,131
                                                  ------------
  (Cost $31,008,137).................               32,089,826
                                                  ------------
CORPORATE OBLIGATIONS -- 13.2%
AIRLINES -- 0.2%
    Delta Air Lines, Inc.
      7.379%, 05/18/10...............       431        456,102
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    Ford Motor Co.
      7.45%, 07/16/31................       300        280,044
                                                  ------------
AUTOMOTIVE PARTS -- 0.3%
    TRW, Inc.
      8.75%, 05/15/06................       450        500,015
                                                  ------------
CABLE TELEVISION -- 0.5%
    Comcast Cable Communications
      Corp.
      8.375%, 05/01/07@..............       900        922,683
                                                  ------------
CONGLOMERATES -- 0.4%
    Tyco International Group SA
      4.95%, 08/01/03@...............       400        344,032
      6.125%, 01/15/09...............       700        539,357
                                                  ------------
                                                       883,389
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Dial Corp.
      7.00%, 08/15/06................       400        419,032
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.5%
    Dominion Resources, Inc.
      6.00%, 01/31/03................     1,000      1,015,372
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.2%
    AOL Time Warner, Inc.
      7.625%, 04/15/31...............       400        351,175
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.4%
    Waste Management, Inc.
      7.00%, 10/15/06................       400        415,703
      7.75%, 05/15/32 144A...........       400        402,523
                                                  ------------
                                                       818,226
                                                  ------------
FINANCIAL-BANK & TRUST -- 1.1%
    Bank of America Corp.
      6.625%, 06/15/04...............       800        849,144
      5.25%, 02/01/07................       800        817,482
    First Union National Bank
      7.80%, 08/18/10................       500        560,505
                                                  ------------
                                                     2,227,131
                                                  ------------

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--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
FINANCIAL SERVICES -- 3.7%
    Citigroup, Inc.
      4.125%, 06/30/05...............  $    900   $    902,628
      6.50%, 01/18/11................       400        416,614
    Ford Motor Credit Corp.
      7.50%, 03/15/05................     1,000      1,046,441
      6.875%, 02/01/06...............     1,100      1,126,257
      7.25%, 10/25/11................       700        704,537
    General Electric Capital Corp.
      6.00%, 06/15/12................       500        498,551
    General Motors Acceptance Corp.
      7.125%, 05/01/03...............       100        102,951
      6.875%, 09/15/11...............     1,250      1,243,111
    Household Finance Corp.
      7.00%, 05/15/12................       700        697,273
    Morgan Stanley Dean Witter & Co.
      5.80%, 04/01/07................       500        513,312
                                                  ------------
                                                     7,251,675
                                                  ------------
FOOD -- 0.2%
    Delhaize America, Inc.
      8.125%, 04/15/11...............       400        422,245
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Beckman Coulter, Inc.
      7.45%, 03/04/08................       400        432,402
                                                  ------------
OIL & GAS -- 1.3%
    Burlington Resources, Inc.
      6.50%, 12/01/11................       550        565,340
    Consolidated Natural Gas Co.
      6.25%, 11/01/11................       600        602,669
    Constellation Energy
      7.00%, 04/01/12................       700        732,322
    Devon Financing Corp.
      6.875%, 09/30/11...............       700        730,252
                                                  ------------
                                                     2,630,583
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Temple-Inland, Inc.
      7.875%, 05/01/12...............       500        528,344
                                                  ------------
REAL ESTATE -- 0.5%
    EOP Operating Ltd.
      6.75%, 02/15/08................       900        937,431
                                                  ------------
REGULATED INVESTMENT COMPANIES -- 0.9%
    Lehman Brothers, Inc. Targeted
      Return Index Securities Trust
      Series 10-2002
      6.851%, 01/15/12 [VR] 144A.....       821        844,528
    Morgan Stanley & Co., Inc. Traded
      Custody Receipts Series 2002-2
      [TRCRS]
      7.756%, 03/01/32 144A..........       816        855,409
                                                  ------------
                                                     1,699,937
                                                  ------------
RESTAURANTS -- 0.4%
    Tricon Global Restaurants, Inc.
      8.875%, 04/15/11...............       650        692,250
                                                  ------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
RETAIL & MERCHANDISING -- 0.6%
    Federated Department Stores
      8.50%, 06/01/10................  $    500   $    571,638
    Sears, Roebuck & Co.
      6.25%, 01/15/04................       200        207,765
    Toys "R" Us, Inc.
      7.625%, 08/01/11...............       500        488,797
                                                  ------------
                                                     1,268,200
                                                  ------------
TELECOMMUNICATIONS -- 0.5%
    AT&T Corp.
      7.30%, 11/15/11 144A...........       300        249,466
    Cox Communications, Inc. Cl-A
      6.75%, 03/15/11................       800        714,766
                                                  ------------
                                                       964,232
                                                  ------------
UTILITIES -- 0.7%
    Calpine Corp.
      8.25%, 08/15/05................       750        551,250
    Cilcorp, Inc.
      8.70%, 10/15/09................       700        760,851
                                                  ------------
                                                     1,312,101
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $26,012,480).................               26,012,569
                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.3%
    Chase Mortgage Finance Corp.
      Series 2001-S3 Cl-A1
      6.50%, 07/25/16................       794        816,941
    Commercial Mortgage Acceptance
      Corp. Series 1998-C2 Cl-X
      1.217%, 09/15/30 [IO]..........     8,423        441,303
    Credit-Based Asset Servicing and
      Securitization
      Series 2001-CB2 Cl-A2F
      5.974%, 07/25/05 [IO]..........     1,000      1,034,048
    DLJ Commercial Mortgage Corp.
      Series 2000-CKP1 Cl-S
      1.339%, 10/10/10 [IO]..........     7,704        499,148
    First Union National Bank
      Commercial Mortgage
      Series 2002-C1 Cl-A2
      6.141%, 02/12/34...............       800        825,237
    GMAC Commercial Mortgage
      Securities Series 1999-C1 Cl-A2
      6.175%, 05/15/33...............       900        945,141
    GMAC Commercial Mortgage
      Securities, Inc.
      Series 2002-C2 Cl-A1
      4.386%, 03/15/07...............       650        652,641
    J.P. Morgan Chase Commercial
      Mortgage Corp.
      Series 2002-Fl1A Cl-A2
      2.313%, 02/14/14 144A..........       650        651,620
    Morgan Stanley Capital I Series
      1998-WF1 Cl-A1
      6.25%, 07/15/07................       136        142,768

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--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
    (NationsLink Funding Corp.
      Series 1998-2 Cl-A1
      6.00%, 11/20/07................  $    149   $    155,906
    NationsLink Funding Corp. Series
      1999-1 Cl-A2
      6.316%, 11/20/08...............     1,200      1,270,319
    PSE&G Transition Funding LLC
      Series 2001-1 Cl-A5
      6.45%, 03/15/13................       900        965,390
                                                  ------------
    (Cost $8,101,966)................                8,400,462
                                                  ------------
U.S. TREASURY OBLIGATIONS -- 3.1%
    U.S. Treasury Bonds
      6.375%, 08/15/27#..............     1,650      1,799,969
                                                  ------------
    U.S. Treasury Notes
      3.875%, 07/31/03#..............     1,500      1,529,228
      2.75%, 10/31/03@...............     2,000      2,011,857
                                                  ------------
                                                     3,541,085
                                                  ------------
    U.S. Treasury Strips
      5.805%, 08/15/26 [ZCB].........     3,500        838,933
                                                  ------------
    (Cost $6,185,240)................                6,179,987
                                                  ------------
ASSET BACKED SECURITIES -- 1.7%
    AmeriCredit Automobile
      Receivables Trust Series 1999-D
      Cl-A3
      7.02%, 12/12/05................       700        727,887
    CIT RV Trust Series 1998-A Cl-A4
      6.09%, 02/15/12................       300        311,734
    CPL Transition Funding LLC Series
      2002-1 Cl-A4
      5.96%, 07/15/15................     1,050      1,078,514

                                         PAR
                                        (000)        VALUE
                                        -----        -----
    Ford Credit Auto Owner Trust
      Series 2002-A Cl-B
      4.79%, 11/15/06................  $    350   $    354,875
    Long Beach Assets Holdings Corp.
      Series 2002-2 Cl-Note
      8.50%, 07/25/32................       450        448,650
    Onyx Acceptance Auto Trust Series
      2002-A Cl-A4
      13.61%, 10/20/08...............       337        335,806
                                                  ------------
    (Cost $3,151,442)................                3,257,466
                                                  ------------
                                       PRINCIPAL
                                       IN LOCAL
                                       CURRENCY
                                         (000)
                                       ---------
FOREIGN BONDS -- 0.4%
PAPER & FOREST PRODUCTS
    Abitibi-Consolidated,
      Inc. -- (CAD)
      6.95%, 12/15/06................       450         444,416
    Norske Skogindustrier -- (NOK)
      7.625%, 10/15/11 144A..........       300         320,082
                                                   ------------
    (Cost $755,589)..................                   764,498
                                                   ------------
TOTAL FIXED INCOME INVESTMENTS
    (Cost $75,214,854)...............                76,704,808
                                                   ------------
TOTAL INVESTMENTS -- 98.0%
    (Cost $204,654,669)..............               192,901,414
OTHER ASSETS LESS
  LIABILITIES -- 2.0%................                 4,011,232
                                                   ------------
NET ASSETS -- 100.0%.................              $196,912,646
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FOREIGN STOCK -- 98.8%
AUSTRALIA -- 1.6%
    BHP Billiton Ltd. ..............     509,479   $  2,945,891
    Commonwealth Bank of
      Australia.....................     261,300      4,830,414
                                                   ------------
                                                      7,776,305
                                                   ------------
AUSTRIA -- 0.2%
    Erste Bank der Oesterreichischen
      Sparkassen AG.................      16,095      1,150,063
    Erste Bank der Oesterreichischen
      Sparkassen AG Rights*.........      16,095              0
                                                   ------------
                                                      1,150,063
                                                   ------------
BELGIUM -- 0.6%
    Interbrew SA....................      25,803        740,811
    KBC Bancassurance Holding NV....      57,600      2,329,531
                                                   ------------
                                                      3,070,342
                                                   ------------
BRAZIL -- 0.5%
    Petroleo Brasileiro
      SA -- Petrobras...............     123,556      2,319,043
                                                   ------------
CANADA -- 3.3%
    Alcan, Inc. ....................      27,230      1,021,670
    Canadian Natural Resources
      Ltd. .........................      93,400      4,838,119
    Canadian Pacific Railway
      Ltd. .........................      91,181      2,235,758
    Fairmont Hotels & Resorts,
      Inc. .........................      58,390      1,505,294
    Suncor Energy, Inc. ............     195,200      3,414,001
    Talisman Energy, Inc. ..........      81,014      3,635,507
                                                   ------------
                                                     16,650,349
                                                   ------------
DENMARK -- 1.7%
    D/S 1912 Cl-B...................         254      1,907,951
    Danske Bank AS..................     267,800      4,931,119
    Group 4 Flack AS................      52,000      1,797,471
                                                   ------------
                                                      8,636,541
                                                   ------------
FINLAND -- 0.6%
    Nokia Corp. Cl-A [ADR]..........     196,100      2,839,528
                                                   ------------
FRANCE -- 13.5%
    Accor SA........................     179,128      7,265,747
    Arcelor*........................     247,499      3,512,548
    Aventis SA......................      34,100      2,416,398
    BNP Paribas SA..................     233,423     12,909,926
    Compagnie de Saint-Gobain.......     126,000      5,655,832
    Credit Lyonnaise SA.............      98,300      4,213,426
    Groupe Danone...................      50,300      6,915,114
    L' Air Liquide SA...............      19,233      2,959,420
    Renault SA......................      45,900      2,146,470
    Societe Generale Cl-A...........     116,000      7,641,453
    TotalFinaELF SA.................      42,800      6,949,246
    Valeo SA........................     104,340      4,338,354
                                                   ------------
                                                     66,923,934
                                                   ------------
GERMANY -- 5.0%
    Altana AG.......................      40,346      2,189,179
    BASF AG.........................     118,600      5,522,788
    Bayerische Motoren Werke AG.....     115,872      4,704,550
    Deutsche Bank AG................      57,306      3,984,418
    MAN AG..........................      74,428      1,570,844

                                        SHARES        VALUE
                                        ------        -----
    Muenchener Rueckversicherungs-
      Gesellschaft AG...............      22,935   $  5,436,283
    Schering AG.....................      27,000      1,700,750
                                                   ------------
                                                     25,108,812
                                                   ------------
HONG KONG -- 1.8%
    Hong Kong & China Gas Co.
      Ltd. .........................   1,197,000      1,588,386
    HSBC Holdings PLC*..............     425,200      4,879,078
    Li & Fung Ltd. .................   1,724,000      2,320,856
                                                   ------------
                                                      8,788,320
                                                   ------------
IRELAND -- 3.1%
    Allied Irish Banks PLC..........     335,764      4,460,140
    Bank of Ireland.................     498,700      6,210,786
    CRH PLC.........................     246,913      4,023,648
    Ryanair Holdings PLC [ADR]*.....      17,612        614,148
                                                   ------------
                                                     15,308,722
                                                   ------------
ITALY -- 7.0%
    Autostrade SPA..................     959,000      7,946,441
    ENI SPA.........................     547,250      8,701,693
    IntesaBci SPA...................     764,200      2,332,156
    Mediaset SPA....................     313,580      2,428,044
    Saipem SPA......................     502,100      3,610,054
    Snam Rete Gas SPA...............     887,465      2,620,683
    UniCredito Italiano SPA.........   1,589,000      7,187,560
                                                   ------------
                                                     34,826,631
                                                   ------------
JAPAN -- 13.2%
    Bridgestone Corp. ..............     357,000      4,914,645
    Canon, Inc. ....................      96,000      3,628,352
    FANUC Ltd. .....................      67,300      3,380,271
    Hitachi Ltd. ...................     601,000      3,886,120
    Honda Motor Co. Ltd. ...........      59,800      2,424,809
    Hoya Corp. .....................      36,000      2,619,142
    Ito-Yokado Co. Ltd. ............     129,000      6,457,747
    Kao Corp. ......................     186,000      4,283,138
    Marui Co. Ltd.*.................     137,000      1,736,274
    Mitsubishi Estate Co. Ltd. .....     294,000      2,403,883
    Mitsui Fudosan Co. Ltd. ........     164,000      1,450,406
    Nippon Steel Corp. .............   2,341,000      3,652,439
    Nissan Motor Co. Ltd. ..........     594,000      4,113,434
    NTT DoCoMo, Inc. ...............       1,353      3,330,119
    Promise Co. Ltd. ...............      28,900      1,456,380
    Rohm Co. Ltd. ..................      13,000      1,940,411
    SMC Corp. ......................      35,100      4,149,703
    Sony Corp. .....................      78,400      4,140,567
    Takeda Chemical Industries
      Ltd. .........................      31,000      1,360,465
    Tokyo Electric Power Co.,
      Inc. .........................      69,400      1,427,304
    Tokyo Gas Co. Ltd. .............     974,000      2,706,096
                                                   ------------
                                                     65,461,705
                                                   ------------
KOREA -- 3.9%
    Hyundai Motor Co. Ltd. .........     121,950      3,664,701
    Korea Electric Power Corp. .....     135,940      2,486,099
    LG Electronics, Inc.*...........     127,250      5,077,472
    Samsung Electro-Mechanics Co.
      Ltd. .........................      27,680      1,341,477

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Samsung Electronics Co. Ltd. ...      14,190   $  3,880,849
    Samsung Fire & Marine Insurance
      Co. Ltd. .....................       8,920        548,713
    SK Telecom Co. Ltd. [ADR].......     100,600      2,493,874
                                                   ------------
                                                     19,493,185
                                                   ------------
MEXICO -- 0.9%
    Fomento Economico Mexicano SA de
      CV [ADR]......................      63,700      2,498,314
    Wal-Mart de Mexico SA de CV
      Cl-V..........................     675,829      1,835,567
                                                   ------------
                                                      4,333,881
                                                   ------------
NETHERLANDS -- 3.4%
    ABN AMRO Holding NV.............     139,200      2,528,210
    Gucci Group NV NY Reg...........      43,300      4,096,613
    Heineken NV.....................     106,074      4,655,593
    Koninklijke (Royal) Philips
      Electronics NV NY Reg.........     150,563      4,155,539
    TPG NV..........................      56,757      1,281,970
                                                   ------------
                                                     16,717,925
                                                   ------------
RUSSIA -- 1.6%
    Gazprom [ADR]...................     191,173      3,135,237
    Lukoil Holdings [ADR]...........      34,700      2,251,114
    Surgutneftegaz [ADR]............     141,200      2,742,810
                                                   ------------
                                                      8,129,161
                                                   ------------
SINGAPORE -- 0.7%
    Singapore Airlines Ltd. ........     450,700      3,290,880
                                                   ------------
SPAIN -- 2.5%
    Altadis SA......................     283,900      5,860,083
    Amadeus Global Travel
      Distribution SA Cl-A..........     322,508      2,063,990
    Banco Popular Espanol SA........      46,000      2,033,935
    Grupo Ferrovial SA..............      90,858      2,477,546
                                                   ------------
                                                     12,435,554
                                                   ------------
SWEDEN -- 2.0%
    Nordea AB.......................     302,126      1,643,744
    Sandvik AB......................      69,098      1,725,536
    Securitas AB Cl-B...............     321,245      6,606,542
                                                   ------------
                                                      9,975,822
                                                   ------------
SWITZERLAND -- 7.4%
    Adecco SA.......................      90,115      5,353,067
    Clariant AG.....................      68,500      1,629,473
    Credit Suisse Group.............     142,200      4,514,968
    Nestle SA.......................      35,726      8,330,425
    Novartis AG.....................     194,526      8,555,405
    Roche Holding AG................      53,016      4,007,862
    Swisscom AG.....................       9,345      2,719,071
    The Swatch Group AG.............      93,300      1,764,872
                                                   ------------
                                                     36,875,143
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
UNITED KINGDOM -- 24.3%
    Alliance & Leicester PLC........     256,633   $  3,239,061
    Amvescap PLC....................     148,938      1,213,471
    Barclays PLC....................     755,124      6,353,802
    BPB PLC.........................     244,300      1,303,370
    British Sky Broadcasting Group
      PLC*..........................     334,100      3,203,343
    Capital Group PLC...............     293,600      1,396,326
    Daily Mail and General Trust....     240,478      2,298,366
    Diageo PLC......................     945,198     12,275,486
    Emap PLC........................     104,600      1,304,251
    Exel PLC........................     381,761      4,861,993
    GKN PLC.........................     897,000      4,207,914
    GUS PLC.........................     603,000      5,537,971
    Hilton Group PLC................   1,279,600      4,452,063
    Imperial Chemical Industries
      PLC...........................     658,600      3,202,497
    International Power PLC*........     711,811      1,822,847
    Marks & Spencer PLC.............   1,967,688     11,180,216
    Next PLC........................     273,239      3,881,816
    Reckitt Benckiser PLC...........     467,206      8,382,261
    Reed Elsevier PLC...............     782,200      7,434,137
    Rentokil Initial PLC............   1,620,477      6,595,237
    Royal Bank of Scotland Group
      PLC...........................     436,504     12,375,919
    Schroder PLC....................      79,600        710,422
    Smith and Nephew PLC............     513,000      2,846,394
    Willis Group Holdings Ltd.*.....     135,156      4,447,984
    Wolseley PLC....................     245,100      2,484,513
    WPP Group PLC...................     491,106      4,147,260
                                                   ------------
                                                    121,158,920
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $472,799,911)...............                491,270,766
                                                   ------------
U.S. STOCK -- 0.6%
OIL & GAS
    Transocean, Inc.
    (Cost $2,896,023)...............      96,000      2,990,400
                                                   ------------
SHORT-TERM INVESTMENTS -- 2.9%
REGULATED INVESTMENT COMPANIES -- 0.1%
  J.P. Morgan Prime II Money Market
    Fund*...........................     544,933        544,933
                                                   ------------
                                         PAR
                                        (000)
                                        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8%
Federal Home Loan Mortgage Corp.
    1.90%, 07/01/02.................  $   13,900     13,900,000
                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $14,444,933)................                 14,444,933
                                                   ------------
TOTAL INVESTMENTS -- 102.3%
  (Cost $490,140,867)...............                508,706,099
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.3%)............                (11,282,567)
                                                   ------------
NET ASSETS -- 100.0%................               $497,423,532
                                                   ============

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2002:


                                           IN
SETTLEMENT                CONTRACTS     EXCHANGE    CONTRACTS      UNREALIZED
  MONTH         TYPE     TO RECEIVE       FOR        AT VALUE     DEPRECIATION
-------------------------------------------------------------------------------
07/02        Buy    AUD    1,651,046   $  927,888   $  926,888      $ 1,000
07/02        Buy    CHF    2,066,681    1,390,868    1,388,450        2,418
                                       ----------   ----------      -------
                                       $2,318,756   $2,315,338      $ 3,418
                                       ==========   ==========      =======

                                          IN                      UNREALIZED
SETTLEMENT               CONTRACTS     EXCHANGE    CONTRACTS    APPRECIATION/
  MONTH         TYPE     TO DELIVER      FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
07/02        Sell   CHF    123,782    $   83,214   $   83,164      $    50
07/02        Sell   DKK  2,256,410       298,388      299,900       (1,512)
07/02        Sell   EUR  3,557,628     3,507,116    3,512,482       (5,366)
07/02        Sell   GBP  1,040,674     1,584,947    1,586,079       (1,132)
07/02        Sell   JPY  115,548,256     967,117      964,222        2,895
07/02        Sell   SEK  2,629,118       284,475      285,960       (1,485)
                                      ----------   ----------      -------
                                      $6,725,257   $6,731,807      $(6,550)
                                      ==========   ==========      =======

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2002. Percentages are based on net assets.

INDUSTRY
--------
Advertising...........................................   0.8%
Airlines..............................................   0.8%
Automobile Manufacturers..............................   3.4%
Automotive Parts......................................   2.7%
Beverages.............................................   4.1%
Broadcasting..........................................   1.1%
Building Materials....................................   2.2%
Business Services.....................................   4.0%
Chemicals.............................................   2.7%
Clothing & Apparel....................................   0.8%
Construction..........................................   0.5%
Consumer Products & Services..........................   3.8%
Electronic Components & Equipment.....................   4.4%
Entertainment & Leisure...............................   0.9%
Farming & Agriculture.................................   1.2%
Financial-Bank & Trust................................  20.0%
Financial Services....................................   0.7%
Food..................................................   3.1%
Hotels & Motels.......................................   1.8%
Insurance.............................................   2.1%
Machinery & Equipment.................................   1.5%
Medical Supplies & Equipment..........................   1.1%
Metals & Mining.......................................   2.2%
Office Equipment......................................   0.7%
Oil & Gas.............................................   8.8%
Pharmaceuticals.......................................   4.1%
Printing & Publishing.................................   2.2%
Real Estate...........................................   0.8%
Retail & Merchandising................................   6.5%
Semiconductors........................................   1.2%
Telecommunications....................................   2.3%
Transportation........................................   5.1%
Utilities.............................................   1.2%
                                                        ----
Total.................................................  98.8%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GABELLI SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 82.7%
ADVERTISING -- 0.1%
    Interep National Radio Sales,
      Inc.*...........................   44,500   $    173,550
    Penton Media, Inc. ...............  155,000        333,250
                                                  ------------
                                                       506,800
                                                  ------------
AEROSPACE -- 0.7%
    Curtiss-Wright Corp. Cl-B.........   14,000      1,058,400
    Fairchild Corp. Cl-A*.............  295,300        930,195
    Sequa Corp. Cl-A*.................   23,000      1,503,970
    Sequa Corp. Cl-B*.................    3,000        196,500
                                                  ------------
                                                     3,689,065
                                                  ------------
AIRLINES -- 0.2%
    Midwest Express Holdings, Inc.*...  100,000      1,320,000
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    Monaco Coach Corp.*...............    1,000         21,300
    Thor Industries, Inc. ............    2,000        142,520
                                                  ------------
                                                       163,820
                                                  ------------
AUTOMOTIVE PARTS -- 1.9%
    BorgWarner, Inc. .................   30,000      1,732,800
    Dana Corp. .......................  100,000      1,853,000
    Federal-Mogul Corp.*@.............   80,000         56,240
    Midas, Inc.*......................   75,000        930,000
    Myers Industries, Inc. ...........  242,000      4,147,880
    Raytech Corp.*....................   40,000        362,000
    TBC Corp.*........................   80,000      1,270,400
    Transpro, Inc.*...................   10,000         62,500
                                                  ------------
                                                    10,414,820
                                                  ------------
BEVERAGES -- 1.3%
    PepsiAmericas, Inc. ..............  417,400      6,235,956
    Robert Mondavi Corp. Cl-A*........   30,400      1,040,592
                                                  ------------
                                                     7,276,548
                                                  ------------
BROADCASTING -- 7.6%
    Acme Communications, Inc.*........  173,200      1,273,020
    Beasley Broadcast Group, Inc.*....  123,000      1,814,127
    Clear Channel Communications,
      Inc.*...........................   88,410      2,830,888
    Crown Media Holdings, Inc.*.......  162,700      1,283,703
    Fisher Companies, Inc. ...........   66,000      3,875,520
    Granite Broadcasting Corp.*.......  288,000        699,840
    Gray Communications Systems,
      Inc. ...........................   10,000        181,000
    Gray Communications Systems, Inc.
      Cl-B............................  108,000      1,436,400
    Grupo Televisa SA [ADR]*..........   18,000        672,840
    Media General, Inc. ..............  144,300      8,657,999
    News Corp. Ltd. [ADR].............  130,000      2,567,500
    Paxson Communications Corp.*......  405,400      2,229,700
    Saga Communications, Inc. Cl-A*...  118,750      2,671,875
    Salem Communications Corp.
      Cl-A*...........................   60,500      1,504,635
    SBS Broadcasting SA NY Reg.*......   45,300        843,033
    Scripps, (E.W.) Co. Cl-A..........   50,000      3,850,000
    Sinclair Broadcast Group, Inc.*...  351,400      5,073,865
    The Liberty Corp. ................   12,000        478,200
    UnitedGlobalCom, Inc. Cl-A*.......  175,000        481,250
                                                  ------------
                                                    42,425,395
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
BUILDING MATERIALS -- 2.9%
    Fedders Corp. ....................  191,800   $    485,254
    Florida Rock Industries, Inc. ....    5,000        179,050
    Hughes Supply, Inc. ..............    1,000         44,900
    Insituform Technologies, Inc.*....   40,000        847,200
    Lone Star Technologies, Inc.*.....   48,000      1,099,200
    Modine Manufacturing Co. .........  115,000      2,826,700
    Nortek, Inc.*.....................  110,000      4,961,000
    Skyline Corp. ....................   60,000      1,980,000
    Thomas Industries, Inc. ..........  132,500      3,816,000
                                                  ------------
                                                    16,239,304
                                                  ------------
BUSINESS SERVICES -- 0.7%
    Companie Generale de Geophysique
      SA [ADR]*.......................   50,000        340,000
    Edgewater Technology, Inc.*.......  380,000      1,554,200
    GP Strategies Corp.*..............   16,200         75,330
    Key3Media Group, Inc.*............   37,800         17,388
    Kroll, Inc.*......................   47,000        986,060
    New England Business Service,
      Inc. ...........................   12,000        301,680
    Professional Staff PLC [ADR]*.....  100,000        197,000
    UniFirst Corp. ...................    9,000        227,700
                                                  ------------
                                                     3,699,358
                                                  ------------
CABLE TELEVISION -- 1.0%
    Cablevision Systems
      Corp. -- Rainbow Media Group
      Cl-A*...........................   50,000        437,500
    Cablevision Systems New York Group
      Cl-A*@..........................  200,000      1,892,000
    Classic Communications, Inc.*+....   14,000            210
    Rogers Communications, Inc.
      Cl-B*...........................   55,000        502,700
    Young Broadcasting, Inc. Cl-A*....  161,700      2,875,026
                                                  ------------
                                                     5,707,436
                                                  ------------
CHEMICALS -- 4.7%
    Albemarle Corp. ..................  120,000      3,690,000
    Arch Chemicals, Inc. .............  160,000      3,952,000
    Cytec Industries, Inc.*...........    3,000         94,320
    Ethyl Corp.*......................   65,000         48,750
    Ferro Corp. ......................  180,000      5,427,000
    Great Lakes Chemical Corp. .......  150,000      3,973,500
    Hercules, Inc.*@..................  250,000      2,900,000
    MacDermid, Inc. ..................   72,000      1,548,000
    Omnova Solutions, Inc.*...........  116,200        976,080
    Penford Corp. ....................   31,150        563,815
    Schulman, (A.), Inc. .............   68,500      1,469,257
    TETRA Technologies, Inc.*.........   47,000      1,247,850
                                                  ------------
                                                    25,890,572
                                                  ------------
CLOTHING & APPAREL -- 0.5%
    Dan River, Inc. Cl-A*.............  118,000        641,920
    Hartmarx Corp.*...................  300,000        750,000
    Unifi, Inc.*......................   35,000        381,500
    Wolverine World Wide, Inc. .......   65,000      1,134,250
                                                  ------------
                                                     2,907,670
                                                  ------------

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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMPUTER HARDWARE -- 0.0%
    Analogic Corp. ...................    1,500   $     73,755
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.4%
    Analysts International Corp. .....   15,000         63,750
    Baldwin Technology Co., Inc.
      Cl-A*...........................   10,000         14,100
    BNS Co.*..........................  100,000        276,000
    CompuCom Systems, Inc.*...........  100,000        388,000
    McAfee.com Corp.*.................   20,000        292,800
    Progress Software Co.*............   22,000        324,698
    SPSS, Inc.*.......................   25,000        388,500
    StarTek, Inc.*....................   20,000        534,800
    Xanser Corp.*.....................   60,000        109,200
                                                  ------------
                                                     2,391,848
                                                  ------------
CONSTRUCTION -- 0.1%
    Fleetwood Enterprises, Inc. ......   80,000        696,000
    KB Home Co. ......................    1,000         51,510
                                                  ------------
                                                       747,510
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 5.3%
    ANC Rental Corp.*.................   20,000          3,600
    Aviall, Inc.*.....................   70,000        980,000
    Bowlin Travel Centers, Inc.*......    8,000         14,000
    Brown-Forman Corp. Cl-A...........   35,000      2,453,500
    Cendant Corp.*@...................  210,000      3,334,800
    Chemed Corp. .....................   63,900      2,408,391
    Church and Dwight Co., Inc. ......   50,000      1,566,500
    Culp, Inc.*.......................   85,000      1,369,350
    Dial Corp. .......................   25,000        500,500
    Energizer Holdings, Inc.*.........  140,000      3,838,800
    Fortune Brands, Inc. .............   14,000        784,000
    GC Companies, Inc.*...............  103,000         33,475
    Jarden Corp.*.....................    2,000         39,600
    Keane, Inc.*......................   15,000        186,000
    National Presto Industries,
      Inc. ...........................   14,000        448,000
    Oil-Dri Corp. of America..........  100,000        837,000
    Packaged Ice, Inc.*...............  300,000        375,000
    Pennzoil-Quaker State Co. ........  240,000      5,167,200
    Revlon, Inc.*@....................    5,300         26,235
    Rollins, Inc. ....................  205,000      4,169,700
    The Scotts Co.*...................    8,000        363,200
    Weider Nutrition International,
      Inc. ...........................  140,000        277,200
                                                  ------------
                                                    29,176,051
                                                  ------------
CONTAINERS & PACKAGING -- 1.1%
    Crown Cork & Seal Co., Inc.*@.....   90,000        616,500
    Greif Brothers Corp. Cl-A.........   62,500      2,085,063
    Greif Brothers Corp. Cl-B.........    5,000        165,000
    Ivex Packaging Corp.*.............   50,000      1,138,500
    Pactiv Corp.*.....................   85,000      2,023,000
                                                  ------------
                                                     6,028,063
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.5%
    Agere Systems, Inc. Cl-A*@........  350,000        490,000
    Agere Systems, Inc. Cl-B*.........   30,000         45,000
    AMETEK, Inc. .....................   37,000      1,378,250
    Axcelis Technologies, Inc.*.......  321,000      3,627,300

                                        SHARES       VALUE
                                        ------       -----
    Baldor Electric Co. ..............  160,000   $  4,032,000
    Cooper Industries, Inc.*..........   65,000      2,554,500
    CTS Corp. ........................   80,000        963,200
    Electro Rental Corp.*.............  213,000      2,766,870
    ESCO Technologies, Inc.*..........    1,500         52,500
    Fargo Electronics*................   22,000        180,840
    FLIR Systems, Inc.*...............    2,000         83,940
    Franklin Electric Co., Inc. ......   28,000      1,317,960
    GrafTech International Ltd.*......   20,000        246,000
    Katy Industries, Inc.*............   17,500         87,500
    Lamson & Sessions Co.*............  120,000        468,000
    Landauer, Inc. ...................   50,000      1,941,500
    Lecroy Corp.*.....................    7,000         83,300
    Littelfuse, Inc.*.................   67,000      1,549,710
    Magnetek, Inc.*...................   86,000        851,400
    Methode Electronics, Inc. Cl-A....  115,000      1,468,550
    Park Electrochemical Corp. .......   25,000        662,500
    Parker-Hannifin Corp.@............   50,000      2,389,500
    Pentair, Inc. ....................   18,000        865,440
    Pioneer-Standard Electronics,
      Inc. ...........................   35,000        363,650
    Rockwell Automation, Inc. ........   50,000        999,000
    SL Industries, Inc.*..............    4,000         30,000
    The Woodward Governor Co. ........    9,500        561,640
    Thomas & Betts Corp. .............  355,000      6,602,999
                                                  ------------
                                                    36,663,049
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.1%
    Churchill Downs, Inc. ............   15,000        604,950
    Dover Downs Gaming &
      Entertainment, Inc. ............  110,000      1,408,000
    Dover Motorsports, Inc. ..........  145,000        826,500
    Gaylord Entertainment Co. Cl-A*...  110,000      2,425,500
    Gemstar-TV Guide International,
      Inc.*...........................   60,000        323,400
    Magna Entertainment Corp.*........  235,000      1,642,650
    Metro-Goldwyn-Mayer, Inc.*........   90,000      1,053,000
    Six Flags, Inc.*@.................  100,000      1,445,000
    The Topps Co., Inc.*..............   56,000        563,360
    World Wrestling Entertainment,
      Inc.*...........................   80,000      1,168,000
                                                  ------------
                                                    11,460,360
                                                  ------------
ENVIRONMENTAL SERVICES -- 1.0%
    Allied Waste Industries, Inc.*@...  150,000      1,440,000
    Catalytica Energy Systems,
      Inc.*...........................   36,000        113,760
    CUNO, Inc.*.......................    5,000        180,900
    Met-Pro Corp. ....................    8,000        116,160
    Newpark Resources, Inc.*..........  210,000      1,543,500
    Republic Services, Inc.*..........  100,000      1,907,000
    Waste Connections, Inc.*..........   15,000        468,600
    Waterlink, Inc.*..................   20,000          1,400
                                                  ------------
                                                     5,771,320
                                                  ------------
EQUIPMENT SERVICES -- 0.6%
    CLARCOR, Inc. ....................   75,000      2,373,750
    Gerber Scientific, Inc.*..........   75,000        263,250
    Industrial Distribution Group,
      Inc.*...........................  175,000        568,750
                                                  ------------
                                                     3,205,750
                                                  ------------

AST GABELLI SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
FINANCIAL-BANK & TRUST -- 1.9%
    Community First Bankshares,
      Inc. ...........................  125,000   $  3,261,250
    Crazy Woman Creek Bancorp,
      Inc. ...........................    9,500        126,540
    First Republic Bank*..............   65,000      1,787,500
    Hibernia Corp. Cl-A...............   60,000      1,187,400
    Silicon Valley Bancshares*@.......  100,000      2,636,000
    Southwest Bancorporation of Texas,
      Inc.*...........................   40,000      1,448,800
                                                  ------------
                                                    10,447,490
                                                  ------------
FINANCIAL SERVICES -- 0.9%
    BKF Capital Group, Inc.*..........  100,000      2,850,000
    Countrywide Credit Industries,
      Inc.@...........................   24,000      1,158,000
    Interactive Data Corp.*...........   11,000        160,160
    Triad Guaranty, Inc.*.............   15,000        652,950
                                                  ------------
                                                     4,821,110
                                                  ------------
FOOD -- 4.3%
    Corn Products International,
      Inc. ...........................  160,000      4,979,200
    Del Monte Foods Co.*..............   44,200        521,560
    Flowers Foods, Inc.*..............  220,000      5,687,000
    Hain Celestial Group, Inc.*.......   20,000        370,000
    Ingles Markets, Inc. Cl-A.........  111,000      1,407,480
    International Multifoods Corp.*...   40,000      1,040,000
    J&J Snack Foods Corp.*............    4,000        179,840
    John B. Sanfillippo & Sons,
      Inc.*...........................   10,000         69,900
    Opta Food Ingredients, Inc.*......    1,000          1,360
    Performance Food Group Co.*.......   20,000        677,200
    Ralcorp Holdings, Inc.*...........   10,000        312,500
    Sensient Technologies Corp. ......  158,000      3,596,080
    Suprema Specialties, Inc.*+,
      ++++............................    1,000              1
    The J.M. Smucker Co. .............   47,255      1,612,813
    Twinlab Corp.*....................  195,000         85,800
    Weis Markets, Inc. ...............   95,000      3,491,250
                                                  ------------
                                                    24,031,984
                                                  ------------
FURNITURE -- 0.1%
    Stanley Furniture Co., Inc.*......   30,000        802,500
                                                  ------------
HEALTHCARE SERVICES -- 0.1%
    Caremark Rx, Inc.*@...............   20,000        330,000
    Odyssey Healthcare, Inc.*.........    2,000         71,860
                                                  ------------
                                                       401,860
                                                  ------------
HOTELS & MOTELS -- 0.6%
    Aztar Corp.*......................   30,000        624,000
    Boca Resorts, Inc. Cl-A*..........   70,000        927,500
    La Quinta Corp.*..................  100,000        725,000
    Sun International Hotels Ltd.*....   20,000        495,600
    Trump Hotels & Casino Resorts,
      Inc.*...........................   25,000         53,750
    Wyndham International, Inc.
      Cl-A*...........................  230,000        266,800
                                                  ------------
                                                     3,092,650
                                                  ------------
INDUSTRIAL PRODUCTS -- 3.3%
    Acuity Brands, Inc. ..............   60,000      1,092,000
    Chase Industries, Inc.,*..........    1,200         16,668
    Core Materials Corp.*.............   43,700         65,550
    Crane Co. ........................  185,000      4,695,300
    Donaldson Co., Inc.@..............   50,000      1,752,000
    GenTek, Inc. .....................   15,000          3,300

                                        SHARES       VALUE
                                        ------       -----
    Kaman Corp. Cl-A..................  210,000   $  3,519,600
    National Services Industries,
      Inc. ...........................   15,000        135,000
    Precision Castparts Corp. ........   42,000      1,386,000
    Roper Industries, Inc. ...........   80,000      2,984,000
    Standex International Corp. ......   22,000        552,200
    Tennant Co. ......................   40,000      1,584,000
    The Eastern Co. ..................   16,300        235,861
    TransTechnology Corp.*............   45,000        510,750
                                                  ------------
                                                    18,532,229
                                                  ------------
INSURANCE -- 0.7%
    Alleghany Corp.*..................    4,500        859,500
    Argonaut Group, Inc. .............   48,000      1,028,160
    CNA Financial Corp. ..............   30,000        436,500
    Presidential Life Corp. ..........   29,000        587,830
    ProAssurance Corp.*...............   55,000        968,000
                                                  ------------
                                                     3,879,990
                                                  ------------
INTERNET SERVICES -- 0.0%
    J Net Enterprises, Inc.*..........   50,000         40,000
    Oak Technology, Inc.*.............   30,000        135,900
                                                  ------------
                                                       175,900
                                                  ------------
MACHINERY & EQUIPMENT -- 4.1%
    Alamo Group, Inc. ................   15,000        225,000
    Flowserve Corp.*..................  205,000      6,109,000
    Gencorp, Inc. ....................  305,500      4,368,650
    Graco, Inc. ......................   42,000      1,055,880
    IDEX Corp. .......................  100,000      3,350,000
    Smith, (A.O.) Corp. ..............  120,000      3,745,200
    SPS Technologies, Inc.*...........   85,000      3,244,450
    Thermo Electron Corp.*............   30,000        495,000
                                                  ------------
                                                    22,593,180
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.6%
    Apogent Technologies, Inc.*.......   85,000      1,748,450
    DENTSPLY International, Inc. .....   12,000        442,920
    Henry Schein, Inc.*...............   10,000        445,000
    INAMED Corp.*.....................   22,000        587,840
    Inverness Medical Innovations,
      Inc.*...........................   27,000        545,400
    Invitrogen Corp.*.................   40,000      1,280,400
    Ocular Sciences, Inc.*............   20,000        530,000
    Owens & Minor, Inc.@..............  162,000      3,201,120
    Patterson Dental Co.*.............   10,000        503,300
    Sola International, Inc.*.........   75,000        862,500
    Sybron Dental Specialties,
      Inc.*...........................  220,000      4,070,000
    Viasys Healthcare, Inc.*..........    2,922         50,989
    Young Innovations, Inc.*..........    3,000         65,160
                                                  ------------
                                                    14,333,079
                                                  ------------
METALS & MINING -- 2.6%
    Barrick Gold Corp.@...............  205,000      3,892,950
    Gibraltar Steel Corp. ............   90,000      1,997,100
    Layne Christensen Co.*............   70,000        647,500
    Material Sciences Corp.*..........  290,500      4,072,810
    Newmont Mining Corp.@.............   55,000      1,448,150
    Penn Virginia Corp. ..............   15,000        584,700
    TVX Gold, Inc.*...................   90,000        126,000

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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    United States Steel Corp. ........   30,000   $    596,700
    WHX Corp.*@.......................   80,000         60,000
    Worthington Industries, Inc. .....   40,000        724,000
                                                  ------------
                                                    14,149,910
                                                  ------------
OFFICE EQUIPMENT -- 1.4%
    Aaron Rents, Inc. ................  165,000      3,951,750
    Aaron Rents, Inc. Cl-A............   53,913      1,213,043
    McGrath RentCorp..................   75,000      1,944,000
    Nashua Corp.*.....................   75,000        532,500
                                                  ------------
                                                     7,641,293
                                                  ------------
OIL & GAS -- 4.8%
    Callon Petroleum Co.*.............   64,000        312,320
    Carbo Ceramics, Inc. .............   45,000      1,662,750
    Devon Energy Corp.@...............   47,000      2,316,160
    El Paso Corp. ....................   25,000        515,250
    EOG Resources, Inc.@..............  120,500      4,783,850
    Forest Oil Corp.*.................  110,000      3,127,300
    Kinder Morgan, Inc.@..............   47,000      1,786,940
    Northwest Natural Gas Co. ........   14,600        419,750
    Rowan Companies, Inc. ............  150,000      3,217,500
    Semco Energy, Inc.@...............  105,000        950,250
    Southern Union Co.*...............   21,000        357,000
    W-H Energy Services, Inc.*........    2,000         44,320
    Watts Industries, Inc. ...........   66,300      1,316,055
    XTO Energy, Inc. .................  290,000      5,974,000
                                                  ------------
                                                    26,783,445
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.0%
    Boise Cascade Corp.@..............   52,300      1,805,919
    CSS Industries, Inc.*.............   14,000        497,000
    Louisiana-Pacific Corp. ..........  190,000      2,012,100
    Wausau-Mosinee Paper Corp. .......   80,000        964,000
                                                  ------------
                                                     5,279,019
                                                  ------------
PERSONAL SERVICES -- 0.2%
    Matthews International Corp.
      Cl-A............................   34,000        793,900
    Whitman Education Group, Inc.*....   65,000        386,100
                                                  ------------
                                                     1,180,000
                                                  ------------
PHARMACEUTICALS -- 0.1%
    Bone Care International, Inc.*....   60,000        313,860
    Corixa Corp.*.....................   60,000        411,000
                                                  ------------
                                                       724,860
                                                  ------------
PRINTING & PUBLISHING -- 1.6%
    Journal Register Co.*.............  213,400      4,289,340
    Lee Enterprises, Inc. ............   30,000      1,050,000
    McClatchy Co. ....................   12,000        771,000
    Nelson, (Thomas), Inc. ...........   17,000        179,520
    PRIMEDIA, Inc.*...................  325,000        396,500
    Pulitzer, Inc. ...................   45,000      2,335,500
                                                  ------------
                                                     9,021,860
                                                  ------------
REAL ESTATE -- 1.1%
    Glenborough Realty Trust, Inc.
      [REIT]..........................  110,000      2,607,000
    Griffin Land & Nurseries Co.*.....   40,000        553,000
    Gulf & Pacific Equities Corp.
      Rights..........................  110,000         85,239

                                        SHARES       VALUE
                                        ------       -----
    Innkeepers USA Trust [REIT].......  100,000   $    958,000
    Sun Communities, Inc. [REIT]......   40,000      1,670,000
                                                  ------------
                                                     5,873,239
                                                  ------------
REGULATED INVESTMENT COMPANIES -- 0.2%
    First Financial Fund, Inc.**......   75,000      1,155,000
                                                  ------------
RESTAURANTS -- 0.7%
    RARE Hospitality International,
      Inc.*...........................   10,000        269,200
    Ruby Tuesday, Inc. ...............   10,000        194,000
    The Steak 'n Shake Co.*...........  150,000      2,347,500
    Triarc Companies, Inc.*...........   37,000      1,021,200
                                                  ------------
                                                     3,831,900
                                                  ------------
RETAIL & MERCHANDISING -- 1.9%
    Blockbuster, Inc. Cl-A@...........   10,000        269,000
    Bon-Ton Stores, Inc.*.............   75,000        352,500
    Casey's General Stores, Inc. .....   40,000        481,600
    Elizabeth Arden, Inc.*............  100,000      1,750,000
    Fred's, Inc. .....................   50,000      1,839,000
    Goody's Family Clothing, Inc.*....   70,000        807,100
    Hancock Fabrics, Inc. ............   47,000        873,260
    School Specialty, Inc.*...........    3,000         79,680
    Stein Mart, Inc.*.................   25,000        296,750
    The Neiman Marcus Group, Inc.
      Cl-A*...........................  105,000      3,643,500
                                                  ------------
                                                    10,392,390
                                                  ------------
SEMICONDUCTORS -- 0.1%
    MKS Instruments, Inc.*............   22,000        441,540
    Stratos Lightwave, Inc.*..........  100,000        160,000
                                                  ------------
                                                       601,540
                                                  ------------
TELECOMMUNICATIONS -- 2.1%
    Airgate PCS, Inc.*................   10,000         10,000
    Allen Telecom, Inc.*..............  105,000        451,500
    AO VimpelCom [ADR]*...............   46,000      1,171,160
    BroadWing, Inc.*..................  260,000        676,000
    Centennial Communications,
      Inc.*...........................   64,000        156,160
    Citizens Communications Co.*......   50,000        418,000
    Commonwealth Telephone
      Enterprises, Inc.*..............   95,000      3,822,800
    Commonwealth Telephone
      Enterprises, Inc. Cl-B*.........   13,000        533,000
    D & E Communications, Inc. .......   46,848        492,372
    Dobson Communications Corp.*......   31,000         26,660
    General Communication, Inc.*......   80,000        533,600
    Leap Wireless International,
      Inc.*@..........................  200,000        216,000
    Loral Space & Communications
      Ltd.*@..........................  425,000        420,750
    Nextel Communications, Inc.
      Cl-A*@..........................  150,000        481,500
    Nextel Partners, Inc.*............   30,000         90,300
    Pegasus Communications Corp.*.....  180,000        131,400
    Plantronics, Inc.*................    5,000         95,050
    Rogers Wireless Communications,
      Inc. Cl-B*......................   75,000        578,250
    Rural Cellular Corp.*.............  150,000        156,000
    Telephone & Data Systems, Inc. ...   10,000        605,500

AST GABELLI SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    Triton PCS Holdings, Inc.*........   17,000   $     66,300
    Western Wireless Corp. Cl-A*......   90,000        291,600
    Williams Communications Group,
      Inc.*...........................   40,000            840
                                                  ------------
                                                    11,424,742
                                                  ------------
TRANSPORTATION -- 1.7%
    GATX Corp.@.......................   70,000      2,107,000
    Hub Group, Inc. Cl-A*.............   65,000        601,250
    Landstar Systems, Inc.*...........      500         53,425
    Navistar International Corp.@.....   85,000      2,720,000
    Ryder Systems, Inc. ..............  140,000      3,792,600
                                                  ------------
                                                     9,274,275
                                                  ------------
UTILITIES -- 5.9%
    American States Water Co. ........    6,000        159,000
    Artesian Resources Corp. Cl-A.....      300          8,697
    Atmosphere Energy Corp. ..........   28,000        656,320
    Avista Corp. .....................   37,000        510,600
    Baycorp Holdings Ltd.*............    4,000         47,600
    Birmingham Utilities, Inc. .......    1,000         18,550
    Black Hills Corp. ................    1,500         51,915
    C & D Technologies, Inc. .........    4,000         72,080
    California Water Service Group....    5,000        126,000
    Calpine Corp.*@...................  100,000        703,000
    Cascade Natural Gas Corp. ........   10,000        209,000
    Central Vermont Public Service
      Corp. ..........................   15,000        270,000
    CH Energy Group, Inc. ............   50,100      2,467,425
    Chesapeake Utilities Corp. .......    4,000         76,040
    Cleco Corp. ......................   75,000      1,642,500
    Conectiv Co. .....................  225,000      5,807,250
    Connecticut Water Service,
      Inc. ...........................    2,650         80,772
    Consolidated Water Co. Ltd. ......    1,800         25,650
    Delta Natural Gas Co., Inc. ......    3,000         65,130
    DQE, Inc.@........................  100,000      1,400,000
    El Paso Electric Co.*.............  240,000      3,324,000
    Empire District Electric Co. .....   14,000        287,000
    Energy West, Inc. ................    2,000         19,440
    EnergySouth, Inc. ................    1,200         38,448
    Equitable Resources, Inc. ........  100,000      3,430,000
    Green Mountain Power Corp. .......   21,000        381,360
    Madison Gas & Electric Co. .......    8,000        222,800
    Maine Public Service Co. .........    3,000         89,520
    Middlesex Water Co. ..............    3,000         78,810
    New Jersey Resources Corp. .......   16,000        477,600
    NUI Corp. ........................   24,200        665,500
    Otter Tail Power Co. .............    4,000        126,080
    Pennichuck Corp. .................    1,001         28,929
    RGC Resources, Inc. ..............    2,000         36,380
    SJW Corp. ........................   20,000      1,620,000

                                        SHARES       VALUE
                                        ------       -----
    South Jersey Industries, Inc. ....    8,500   $    286,875
    Southwest Gas Corp. ..............   60,000      1,485,000
    Southwest Water Co. ..............    9,700        183,621
    Southwestern Energy Co.*..........   26,000        394,940
    The Laclede Group, Inc. ..........   10,000        234,800
    U.S. Energy Systems, Inc.*........   12,000         20,988
    UGI Corp. ........................   28,000        894,320
    UIL Holdings Corp. ...............   12,800        697,088
    Unisource Energy Corp. ...........   42,000        781,200
    Unitil Corp. .....................    4,000        119,520
    Westar Energy, Inc. ..............  135,000      2,072,250
    York Water Co. ...................    2,904         47,916
                                                  ------------
                                                    32,441,914
                                                  ------------
TOTAL COMMON STOCK (Cost
  $449,787,562).......................             458,645,853
                                                  ------------
PREFERRED STOCK -- 0.1%
CHEMICALS
    Sequa Corp. $5.00
    (Cost $247,055)...................    3,100        291,400
                                                  ------------
                                          PAR
                                         (000)
                                         -----
SHORT-TERM INVESTMENTS -- 7.9%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.66%, 07/11/02#................  $ 2,002      2,001,077
      1.66%, 07/11/02@................    5,005      5,002,692
      1.67%, 07/11/02.................    1,001      1,000,536
      1.68%, 07/11/02.................    3,513      3,511,277
      1.64%, 07/18/02.................   32,040     32,015,187
                                                  ------------
  (Cost $43,530,852)..................              43,530,769
                                                  ------------
TOTAL INVESTMENTS -- 90.7%
  (Cost $493,565,469).................             502,468,022
OTHER ASSETS LESS
  LIABILITIES -- 9.3%.................              51,564,793
                                                  ------------
NET ASSETS -- 100.0%..................            $554,032,815
                                                  ============

# Securities with an aggregate market value of $1,199,447 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    APPRECIATION
--------------------------------------------------------------
Russell 2000.........    09/02           65         $  2,652
                                                    ========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.
** Closed-end fund.

See Notes to Financial Statements.

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
COMMON STOCK -- 93.2%
AEROSPACE -- 9.1%
    General Dynamics Corp.@........    429,005   $   45,624,682
    Lockheed Martin Corp. .........    973,572       67,663,254
                                                 --------------
                                                    113,287,936
                                                 --------------
AIRLINES -- 3.1%
    Ryanair Holdings PLC [ADR]*....    464,750       16,206,297
    Southwest Airlines Co.@........  1,389,636       22,456,518
                                                 --------------
                                                     38,662,815
                                                 --------------
AUTOMOBILE MANUFACTURERS -- 3.2%
    General Motors Corp.@..........    756,990       40,461,116
                                                 --------------
BEVERAGES -- 3.7%
    Anheuser-Busch Companies,
      Inc.@........................    205,563       10,278,150
    PepsiCo, Inc. .................    750,108       36,155,206
                                                 --------------
                                                     46,433,356
                                                 --------------
COMPUTER HARDWARE -- 1.5%
    Dell Computer Corp.*...........    728,822       19,051,407
                                                 --------------
CONGLOMERATES -- 3.5%
    Minnesota Mining &
      Manufacturing Co. ...........    349,618       43,003,014
                                                 --------------
CONSTRUCTION -- 3.6%
    D.R. Horton, Inc.@.............    496,719       12,929,596
    Lennar Corp.@..................    303,558       18,577,749
    MDC Holdings, Inc. ............    263,730       13,713,960
                                                 --------------
                                                     45,221,305
                                                 --------------
CONSUMER PRODUCTS & SERVICES -- 4.0%
    Johnson & Johnson Co. .........    724,286       37,851,187
    Procter & Gamble Co. ..........    137,194       12,251,424
                                                 --------------
                                                     50,102,611
                                                 --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Diebold, Inc. .................     51,300        1,910,412
    General Electric Co. ..........    460,708       13,383,567
                                                 --------------
                                                     15,293,979
                                                 --------------
ENTERTAINMENT & LEISURE -- 0.2%
    Mandalay Resort Group*@........     79,103        2,180,870
                                                 --------------
FINANCIAL-BANK & TRUST -- 1.3%
    MBNA Corp. ....................    489,512       16,188,162
                                                 --------------
FINANCIAL SERVICES -- 16.1%
    AMBAC Financial Group, Inc. ...     74,734        5,022,125
    Capital One Financial Corp.@...    539,028       32,907,659
    Citigroup, Inc. ...............  1,178,810       45,678,888
    Fannie Mae.....................    215,518       15,894,453
    Lehman Brothers Holdings,
      Inc.@........................    549,597       34,360,804
    SLM Corp. .....................    677,456       65,645,485
                                                 --------------
                                                    199,509,414
                                                 --------------
FOOD -- 2.6%
    Kraft Foods, Inc. Cl-A.........    792,244       32,442,392
                                                 --------------

                                      SHARES         VALUE
                                      ------         -----
HEALTHCARE SERVICES -- 14.8%
    Quest Diagnostics, Inc.*@......    451,210   $   38,826,621
    Tenet Healthcare Corp.*........    981,887       70,254,014
    UnitedHealth Group, Inc. ......    828,283       75,829,308
                                                 --------------
                                                    184,909,943
                                                 --------------
HOTELS & MOTELS -- 3.4%
    Four Seasons Hotels, Inc.@.....    561,121       26,316,575
    MGM MIRAGE*@...................    458,232       15,465,330
                                                 --------------
                                                     41,781,905
                                                 --------------
INSURANCE -- 1.1%
    American International Group,
      Inc. ........................    203,408       13,878,528
                                                 --------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    Baxter International, Inc. ....    555,968       24,712,778
    Becton Dickinson & Co. ........    248,700        8,567,715
                                                 --------------
                                                     33,280,493
                                                 --------------
OIL & GAS -- 1.1%
    El Paso Corp. .................    657,068       13,542,171
                                                 --------------
PHARMACEUTICALS -- 1.0%
    Wyeth..........................    242,626       12,422,451
                                                 --------------
RETAIL & MERCHANDISING -- 11.0%
    Bed Bath & Beyond, Inc.*@......    385,674       14,555,337
    Blockbuster, Inc. Cl-A@........    125,838        3,385,042
    Lowe's Companies, Inc. ........    677,490       30,758,046
    Tiffany & Co. .................  1,299,093       45,728,073
    Wal-Mart Stores, Inc. .........    770,349       42,376,898
                                                 --------------
                                                    136,803,396
                                                 --------------
TELECOMMUNICATIONS -- 3.4%
    L-3 Communications Holdings,
      Inc.*@.......................    259,082       13,990,428
    QUALCOMM, Inc.*@...............  1,038,630       28,551,939
                                                 --------------
                                                     42,542,367
                                                 --------------
TRANSPORTATION -- 1.6%
    FedEx Corp. ...................    370,120       19,764,408
                                                 --------------
TOTAL COMMON STOCK
  (Cost $1,010,173,303)............               1,160,764,039
                                                 --------------
FOREIGN STOCK -- 5.7%
AUTOMOBILE MANUFACTURERS -- 5.2%
    Bayerische Motoren Werke
      AG -- (DEM)..................  1,113,002       45,189,291
    Porsche AG -- (DEM)............     38,844       18,510,296
                                                 --------------
                                                     63,699,587
                                                 --------------
BEVERAGES -- 0.5%
    Heineken NV -- (NLG)...........    154,825        6,795,278
                                                 --------------
TOTAL FOREIGN STOCK
  (Cost $58,383,651)...............                  70,494,865
                                                 --------------

AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                      SHARES         VALUE
                                      ------         -----
PREFERRED STOCK -- 0.8%
OIL & GAS
    El Paso Corp.
    (Cost $9,757,873)..............    192,982   $    9,899,977
                                                 --------------
SHORT-TERM INVESTMENTS -- 2.8%
REGULATED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment Cash
      Fund.........................     10,594           10,594
    Temporary Investment Fund......     10,593           10,593
                                                 --------------
                                                         21,187
                                                 --------------
                                        PAR
                                       (000)
                                       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8%
    Federal Home Loan Bank
      1.87%, 07/01/02..............  $  35,200       35,200,000
                                                 --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $35,221,187)...............                  35,221,187
                                                 --------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $1,113,536,014)............               1,276,380,068
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.5%)...........                 (30,863,164)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,245,516,904
                                                 ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST COHEN & STEERS REALTY PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 89.2%
APARTMENT/RESIDENTIAL -- 11.6%
    Apartment Investment & Management
      Co. Cl-A [REIT]@...............    125,500   $  6,174,600
    Avalonbay Communities, Inc.
      [REIT].........................    274,900     12,837,830
    Equity Residential Properties
      Trust [REIT]@..................    189,600      5,451,000
    Essex Property Trust, Inc.
      [REIT].........................     47,700      2,609,190
    United Dominion Realty Trust,
      Inc. [REIT]....................     64,700      1,019,025
                                                   ------------
                                                     28,091,645
                                                   ------------
BUILDING & REAL ESTATE -- 1.0%
    Federal Realty Investment Trust
      [REIT].........................     26,300        728,773
    Post Properties, Inc. [REIT].....     59,100      1,782,456
                                                   ------------
                                                      2,511,229
                                                   ------------
DIVERSIFIED -- 2.0%
    Cresent Real Estate Equities Co.
      [REIT].........................    262,700      4,912,490
                                                   ------------
HEALTH CARE -- 2.2%
    Health Care Property Investors,
      Inc. [REIT]....................     72,700      3,118,830
    Nationwide Health Properties,
      Inc. [REIT]....................    120,100      2,251,875
                                                   ------------
                                                      5,370,705
                                                   ------------
HOTELS & MOTELS -- 3.7%
    FelCor Lodging Trust, Inc.
      [REIT].........................    118,700      2,178,145
    Host Marriott Corp. [REIT]@......    341,900      3,863,470
    Starwood Hotels & Resorts
      Worldwide, Inc.@...............     89,900      2,956,811
                                                   ------------
                                                      8,998,426
                                                   ------------
INDUSTRIAL -- 8.0%
    AMB Property Corp. [REIT]@.......    195,800      6,069,800
    Prologis [REIT]..................    511,200     13,291,200
                                                   ------------
                                                     19,361,000
                                                   ------------
OFFICE -- 23.3%
    Arden Realty, Inc. [REIT]@.......    360,200     10,247,690
    CarrAmerica Realty Corp.
      [REIT].........................    326,800     10,081,780
    Equity Office Properties Trust
      [REIT].........................    564,679     16,996,838
    Mack-Cali Realty Corp. [REIT]....    170,700      6,000,105
    Vornado Realty Trust [REIT]......    272,800     12,603,360
                                                   ------------
                                                     55,929,773
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
OFFICE/INDUSTRIAL -- 18.2%
    Boston Properties, Inc. [REIT]...    382,900   $ 15,296,855
    Kilroy Realty Corp. [REIT].......    129,100      3,453,425
    Liberty Property Trust [REIT]....    123,000      4,305,000
    Prentiss Properties Trust
      [REIT].........................    217,400      6,902,450
    Reckson Associates Realty Corp.
      [REIT].........................    298,100      7,422,690
    SL Green Realty Corp. [REIT]@....    182,000      6,488,300
                                                   ------------
                                                     43,868,720
                                                   ------------
REAL ESTATE -- 5.6%
    Archstone-Smith Trust [REIT].....    260,420      6,953,214
    Chelsea Property Group,
      Inc.[REIT].....................     68,400      2,287,980
    Mills Corp.[REIT]................    138,200      4,284,200
                                                   ------------
                                                     13,525,394
                                                   ------------
REGIONAL MALL -- 13.6%
    CBL & Associates Properties, Inc.
      [REIT].........................    121,500      4,920,750
    General Growth Properties, Inc.
      [REIT]@........................    165,500      8,440,500
    Macerich Co. [REIT]..............      5,100        158,100
    Rouse Co. [REIT]@................    232,400      7,669,200
    Simon Property Group, Inc.
      [REIT].........................    255,400      9,408,936
    Taubman Centers, Inc. [REIT].....    139,300      2,124,325
                                                   ------------
                                                     32,721,811
                                                   ------------
TOTAL COMMON STOCK
  (Cost $197,330,602)................               215,291,193
                                                   ------------

FOREIGN STOCK -- 3.0%
DIVERSIFIED
    Brookfield Properties
      Corp. -- (CAD)
    (Cost $5,769,229)................    352,400      7,252,411
                                                   ------------
SHORT-TERM INVESTMENTS -- 7.6%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund...  9,202,746      9,202,746
    Temporary Investment Fund........  9,202,745      9,202,745
                                                   ------------
    (Cost $18,405,491)...............                18,405,491
                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $221,505,322)................               240,949,095
OTHER ASSETS LESS
  LIABILITIES -- 0.2%................                   402,055
                                                   ------------
NET ASSETS -- 100.0%.................              $241,351,150
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 98.0%
ADVERTISING -- 0.7%
    Advo, Inc.*.......................   90,315    $  3,438,292
    Lamar Advertising Co.*............   29,874       1,111,612
                                                   ------------
                                                      4,549,904
                                                   ------------
AEROSPACE -- 1.4%
    Ducommun, Inc.*...................  143,738       3,771,685
    Herley Industries, Inc.*..........   73,337       1,555,478
    Rockwell Collins, Inc. ...........   94,828       2,600,184
    Veridian Corp.*...................   23,493         533,291
                                                   ------------
                                                      8,460,638
                                                   ------------
AIRLINE -- 0.4%
    AirTran Holdings, Inc.*...........  390,860       2,091,101
    Jetblue Airways Corp.*@...........    8,065         367,441
                                                   ------------
                                                      2,458,542
                                                   ------------
AUTOMOTIVE PARTS -- 1.9%
    American Axle & Manufacturing
      Holdings, Inc.*.................   26,222         779,842
    Delphi Automotive Systems
      Corp. ..........................   64,163         846,952
    Eaton Corp. ......................   18,981       1,380,868
    Lear Corp.*.......................   29,849       1,380,516
    Superior Industries International,
      Inc.@...........................   31,767       1,469,224
    Tower Automotive, Inc.*...........   44,762         624,430
    Visteon Corp. ....................  153,532       2,180,154
    Wabash National Corp. ............  261,847       2,618,470
                                                   ------------
                                                     11,280,456
                                                   ------------
BROADCASTING -- 0.6%
    Belo Corp. Cl-A...................   96,462       2,181,006
    Media General, Inc. ..............   26,530       1,591,800
                                                   ------------
                                                      3,772,806
                                                   ------------
BUILDING MATERIALS -- 1.2%
    American Standard Companies,
      Inc.*@..........................   46,433       3,487,118
    Hughes Supply, Inc. ..............   81,498       3,659,261
                                                   ------------
                                                      7,146,379
                                                   ------------
BUSINESS SERVICES -- 0.8%
    Century Business Services,
      Inc.*...........................  133,006         433,467
    Informatica Corp.*................  214,251       1,519,039
    Management Network Group, Inc.*...  434,340       1,007,669
    Pediatrix Medical Group, Inc.*....   31,564         789,100
    Wackenhut Corrections Corp.*......   94,081       1,373,583
                                                   ------------
                                                      5,122,858
                                                   ------------
CAPITAL GOODS -- 0.8%
    Harsco Corp. .....................   95,351       3,575,663
    SPX Corp.*@.......................    9,578       1,125,415
                                                   ------------
                                                      4,701,078
                                                   ------------
CHEMICALS -- 3.3%
    Agrium, Inc. .....................  256,761       2,413,553
    Albemarle Corp. ..................  111,015       3,413,711
    Cytec Industries, Inc.*...........  108,312       3,405,329
    Eastman Chemical Co.@.............   54,939       2,576,639

                                         SHARES       VALUE
                                         ------       -----
    Potash Corp. of Saskatchewan,
      Inc.@...........................   54,652    $  3,645,289
    TETRA Technologies, Inc.*.........   75,534       2,005,428
    The Lubrizol Corp.................   70,029       2,345,972
                                                   ------------
                                                     19,805,921
                                                   ------------
CLOTHING & APPAREL -- 2.3%
    AnnTaylor Stores Corp.*...........   42,117       1,069,351
    Jones Apparel Group, Inc.*@.......   81,316       3,049,350
    Kellwood Co. .....................   75,210       2,444,325
    Ross Stores, Inc. ................   87,700       3,573,775
    Tropical Sportswear International
      Corp.*..........................  177,310       3,934,509
                                                   ------------
                                                     14,071,310
                                                   ------------
COMPUTER HARDWARE -- 1.2%
    Apple Computer, Inc.*.............  144,343       2,557,758
    Hutchinson Technology, Inc.*......  199,824       3,125,248
    Maxtor Corp.*.....................  305,495       1,380,837
                                                   ------------
                                                      7,063,843
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 1.5%
    NetIQ Corp.*......................   76,837       1,738,821
    Netscreen Technologies Inc.*@.....  146,788       1,347,514
    Opent Technologies, Inc.*.........  159,652       1,430,482
    Openwave Systems, Inc.*...........  164,018         920,141
    Retek, Inc.*@.....................   95,847       2,329,083
    Symantec Corp.*@..................   38,784       1,274,054
                                                   ------------
                                                      9,040,095
                                                   ------------
CONSTRUCTION -- 1.3%
    Beazer Homes USA, Inc.*...........   30,732       2,458,560
    D.R. Horton, Inc.@................   67,076       1,745,988
    Standard Pacific Corp.@...........  113,917       3,996,209
                                                   ------------
                                                      8,200,757
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.5%
    Concord Camera Corp.*.............  254,844       1,299,959
    Dial Corp. .......................  231,747       4,639,575
    Estee Lauder Companies, Inc.
      Cl-A@...........................   34,975       1,231,120
    Fortune Brands, Inc...............   63,810       3,573,360
    NBTY, Inc.*.......................   71,091       1,100,489
    Oneida Ltd........................  182,725       3,499,184
    Pittston Brink's Group............   33,975         815,400
    Salton, Inc.*@....................  105,782       1,517,972
    Tupperware Corp...................   75,494       1,569,520
    UST, Inc..........................   57,303       1,948,302
                                                   ------------
                                                     21,194,881
                                                   ------------
CONTAINERS & PACKAGING -- 1.6%
    Packaging Corp. of America*.......  307,149       6,109,194
    Sonoco Products Co. ..............  124,466       3,524,877
                                                   ------------
                                                      9,634,071
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.2%
    AMETEK, Inc. .....................   32,419       1,207,608
    Arrow Electronics, Inc.*..........   40,927         849,235
    Baldor Electric Co. ..............  108,962       2,745,842
    Fargo Electronics*................   66,107         543,400
    Franklin Electric Co., Inc. ......   21,799    $  1,026,079
    GrafTech International Ltd.*......  401,652       4,940,319
    Intertan, Inc.*...................   39,700         442,655
    KEMET Corp.*......................   62,864       1,122,751

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    OpticNet, Inc.*...................   20,300    $          0
    Optimal Robotics Corp.*@..........   88,747         646,966
    Parker-Hannifin Corp.@............   69,339       3,313,711
    Synopsys, Inc.*...................   24,603       1,348,490
    Varian, Inc.*.....................   19,758         651,026
    Zebra Technologies Corp.*.........   16,150         778,753
                                                   ------------
                                                     19,616,835
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.8%
    Argosy Gaming Co.*................   66,287       1,882,551
    Harrah's Entertainment, Inc.*@....   89,844       3,984,581
    Isle of Capri Casinos, Inc.*......   40,301         816,095
    Station Casinos, Inc.*@...........  177,429       3,167,108
    The Topps Co., Inc.*..............  139,383       1,402,193
                                                   ------------
                                                     11,252,528
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.4%
    Casella Waste Systems, Inc.*......  216,412       2,599,108
    Republic Services, Inc.*..........  222,146       4,236,325
    Waste Connections, Inc.*..........   46,955       1,466,874
                                                   ------------
                                                      8,302,307
                                                   ------------
FINANCIAL-BANK & TRUST -- 9.5%
    Bank of Granite Corp.*............   15,930         313,662
    Bank of Hawaii Corp. .............   67,494       1,889,832
    Bankunited Financial Corp.*.......  133,452       2,555,606
    BOK Financial Corp.*..............   28,877         966,224
    Brookline Bancorp, Inc.*..........   62,423       1,579,302
    Charter One Financial, Inc. ......   58,059       1,996,068
    Colonial Bancgroup, Inc. .........  129,249       1,938,735
    Comerica, Inc. ...................   44,985       2,762,079
    Community Bank Systems, Inc. .....   35,502       1,144,940
    Community First Bankshares,
      Inc. ...........................   74,919       1,954,637
    Corus Bankshares, Inc. ...........   50,929       2,338,609
    Doral Financial Corp. ............   52,742       1,761,055
    East West Bancorp, Inc. ..........   29,681       1,024,588
    Fulton Financial Corp. ...........   50,256         951,346
    GBC Bancorp.......................   44,298       1,282,427
    Greater Bay Bancorp@..............  122,043       3,754,042
    GreenPoint Financial Corp. .......   58,697       2,882,023
    Hancock Holding Co. ..............   20,957       1,412,083
    Iberiabank Corp. .................   36,338       1,473,143
    Irwin Financial Corp.@............   98,009       1,969,981
    M&T Bank Corp. ...................   22,263       1,909,275
    Peoples Heritage Financial Group,
      Inc. ...........................   56,716       1,475,750
    Seacoast Financial Services
      Corp. ..........................   88,514       2,219,046
    Silicon Valley Bancshares*@.......   73,878       1,947,424
    Southtrust Corp. .................   88,004       2,298,664
    Sovereign Bancorp, Inc.@..........  133,267       1,992,342
    Susquehanna Bancshares, Inc.......   67,644       1,536,195
    UCBH Holdings, Inc................   35,768       1,359,542
    Westamerica Bancorporation........   22,599         894,016
    Wilmington Trust Corp.............  105,200       3,208,599
    Wintrust Financial Corp...........   47,203       1,631,808
    Zions Bancorp.....................   25,563       1,331,832
                                                   ------------
                                                     57,754,875
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
FINANCIAL SERVICES -- 5.7%
    Affiliated Managers Group,
      Inc.*@..........................   43,965    $  2,703,848
    AMBAC Financial Group, Inc.@......   19,021       1,278,211
    American Capital Strategies
      Ltd.@...........................   84,404       2,318,578
    Bear Stearns Co., Inc.@...........   25,622       1,568,066
    Countrywide Credit Industries,
      Inc.@...........................   70,717       3,412,095
    DVI, Inc.*........................   48,193         930,125
    Federal Agricultural Mortgage
      Corp.*@.........................  132,526       3,538,444
    Financial Federal Corp.*..........   58,164       1,925,228
    IndyMac Bancorp, Inc.*@...........  135,074       3,063,478
    KeyCorp@..........................  165,832       4,527,214
    LaBranche & Co., Inc.*............   96,753       2,215,644
    Price, (T. Rowe) Group, Inc.......   70,046       2,303,112
    Sky Financial Group, Inc..........  110,954       2,346,677
    Washington Federal, Inc...........   91,847       2,320,055
                                                   ------------
                                                     34,450,775
                                                   ------------
FOOD -- 2.4%
    American Italian Pasta Co.
      Cl-A*...........................   29,134       1,485,543
    ConAgra Foods, Inc.@..............  129,064       3,568,620
    Corn Products International,
      Inc. ...........................   61,224       1,905,291
    Interstate Bakeries Corp..........   90,529       2,614,478
    SUPERVALU, Inc.@..................  216,253       5,304,685
                                                   ------------
                                                     14,878,617
                                                   ------------
HEALTHCARE SERVICE -- 2.6%
    Health Management Associates, Inc.
      Cl-A*@..........................   93,473       1,883,481
    Humana, Inc.*.....................  246,577       3,853,998
    IMS Health, Inc. .................   34,081         611,754
    Manor Care, Inc.*@................   85,812       1,973,676
    NDCHealth Corp....................   53,532       1,493,543
    United Surgical Partners
      International, Inc.*............  103,070       3,193,109
    Universal Health Services, Inc.
      Cl-B*@..........................   53,076       2,600,724
                                                   ------------
                                                     15,610,285
                                                   ------------
HOTELS & MOTELS -- 0.9%
    Hilton Hotels Corp.@..............   87,307       1,213,567
    Hospitality Properties Trust
      [REIT]..........................   63,438       2,315,487
    Starwood Hotels & Resorts
      Worldwide, Inc..................   52,019       1,710,905
                                                   ------------
                                                      5,239,959
                                                   ------------
INDUSTRIAL PRODUCTS -- 1.8%
    Lydall, Inc.*.....................  293,726       4,479,321
    Maverick Tube Corp.*..............  233,690       3,505,350
    Mueller Industries, Inc.*.........   88,350       2,805,113
                                                   ------------
                                                     10,789,784
                                                   ------------
INSURANCE -- 4.7%
    AON Corp. ........................   30,635         903,120
    CNA Financial Corp. ..............   64,622         940,250
    Commerce Group, Inc. .............   63,378       2,506,600
    HCC Insurance Holdings, Inc. .....   80,540       2,122,229
    Horace Mann Educators Corp. ......  129,311       2,414,236
    IPC Holdings Ltd.*................   95,753       2,924,297
    Old Republic International
      Corp. ..........................  112,532    $  3,544,758
    PartnerRe Ltd. ...................   66,923    $  3,275,881

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--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Principal Financial Group,
      Inc.*...........................   70,046    $  2,171,426
    RenaissanceRe Holdings Ltd. ......   62,905       2,302,323
    Scottish Annuity & Life Holdings
      Ltd.*...........................   61,541       1,174,202
    Zenith National Insurance
      Corp. ..........................  142,560       4,540,536
                                                   ------------
                                                     28,819,858
                                                   ------------
INTERNET SERVICES -- 0.4%
    GTECH Holdings Corp.*.............   59,601       1,522,210
    NetBank, Inc.*....................   70,462         820,882
                                                   ------------
                                                      2,343,092
                                                   ------------
MACHINERY & EQUIPMENT -- 2.8%
    AGCO Corp. .......................   99,137       1,933,172
    Hydril Co.*.......................   44,150       1,183,220
    IDEX Corp.........................   57,621       1,930,304
    Johnson Controls, Inc.@...........   17,657       1,440,988
    New Holland NV [ADR]*.............  193,246         778,781
    Pall Corp.@.......................  120,860       2,507,845
    Smith, (A.O.) Corp. ..............   69,432       2,166,973
    SureBeam Corp.*...................   43,722         238,722
    Terex Corp.*......................  174,507       3,924,661
    The Stanley Works, Inc. ..........   22,600         926,826
                                                   ------------
                                                     17,031,492
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
    Hanger Orthopedic Group, Inc.*....   42,468         645,089
    Molecular Devices Corp.*..........   87,370       1,555,185
    Ocular Sciences, Inc.*............   28,365         751,673
    Radiologix, Inc.*.................   29,447         449,067
    Sybron Dental Specialties,
      Inc.*...........................   42,471         785,714
                                                   ------------
                                                      4,186,728
                                                   ------------
METALS & MINING -- 1.8%
    Circor International, Inc. .......   52,818         905,829
    Commercial Metals Co. ............  133,356       6,259,730
    Nucor Corp. ......................   30,449       1,980,403
    Schnitzer Steel Industries, Inc.
      Cl-A............................   88,687       1,979,494
                                                   ------------
                                                     11,125,456
                                                   ------------
OFFICE EQUIPMENT -- 0.6%
    Aaron Rents, Inc. ................   66,472       1,592,004
    Herman Miller, Inc.@..............   89,423       1,815,287
                                                   ------------
                                                      3,407,291
                                                   ------------
OIL & GAS -- 5.5%
    Amerada Hess Corp. ...............   25,078       2,068,935
    Cal Dive International, Inc.*.....   67,486       1,484,692
    Evergreen Resources, Inc.*........   23,985       1,019,363
    KeySpan Corp.@....................  104,181       3,922,414
    Noble Corp.*@.....................   57,971       2,237,681
    Northwest Natural Gas Co..........  167,014       4,801,652
    Ocean Energy, Inc.................  254,556       5,516,228
    Piedmont Natural Gas Co., Inc.....   46,471       1,718,498
    Pioneer Natural Resources Co.*@...  229,082       5,967,585
    Tom Brown, Inc.*..................   73,957       2,096,681
    Weatherford International
      Ltd.*@..........................   60,840       2,628,288
                                                   ------------
                                                     33,462,017
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
PAPER & FOREST PRODUCTS -- 1.4%
    Caraustar Industries, Inc. .......  484,504    $  6,046,610
    Plum Creek Timber Co., Inc. ......   75,718       2,324,543
                                                   ------------
                                                      8,371,153
                                                   ------------
PERSONAL SERVICES -- 0.3%
    Cornell Companies, Inc.*..........  163,616       1,938,850
                                                   ------------
PHARMACEUTICALS -- 0.8%
    Covance, Inc.*....................  112,644       2,112,075
    KOS Pharmaceuticals, Inc.*........   28,446         578,876
    Mylan Laboratories, Inc.@.........   36,671       1,149,636
    Perrigo Co.*......................   93,730       1,218,490
                                                   ------------
                                                      5,059,077
                                                   ------------
PRINTING & PUBLISHING -- 0.4%
    Dow Jones & Co., Inc. ............   56,445       2,734,760
                                                   ------------
REAL ESTATE -- 9.2%
    Archstone-Smith Trust [REIT]......   25,757         687,712
    Brandywine Realty Trust [REIT]....   98,531       2,551,953
    Chelsea Property Group, Inc.
      [REIT]..........................   54,270       1,815,332
    Clayton Homes, Inc................  210,293       3,322,629
    Colonial Properties Trust
      [REIT]..........................  105,877       4,123,908
    Commercial Net Lease Realty,
      Inc. ...........................  160,005       2,560,080
    Correctional Properties Trust
      [REIT]..........................  162,135       3,566,970
    Cousins Properties, Inc. [REIT]...  100,267       2,482,611
    Developers Diversified Realty
      Corp. [REIT]....................  101,536       2,284,560
    Duke-Weeks Realty Corp. [REIT]....   98,457       2,850,330
    Entertainment Properties Trust
      [REIT]..........................  121,966       3,006,462
    Equity Residential Properties
      Trust [REIT]....................   45,304       1,302,490
    Health Care Property Investors,
      Inc. [REIT].....................   25,926       1,112,225
    Healthcare Realty Trust, Inc.
      [REIT]..........................   85,472       2,735,104
    Home Properties of New York, Inc.
      [REIT]..........................   71,259       2,703,566
    iStar Financial, Inc. [REIT]......   34,273         976,781
    JDN Realty Corp. [REIT]...........  114,457       1,430,713
    Liberty Property Trust [REIT].....   74,282       2,599,870
    Parkway Properties, Inc. [REIT]...   44,578       1,621,748
    Post Properties, Inc. [REIT]......   34,536       1,041,606
    Prentiss Properties Trust
      [REIT]..........................  117,035       3,715,861
    Simon Property Group, Inc.
      [REIT]..........................   29,432       1,084,275
    Summit Properties, Inc. [REIT]....  128,412       2,998,420
    The Macerich Co. [REIT]@..........   82,555       2,559,205
    Urstadt Biddle Properties Cl-A....   88,586       1,009,880
                                                   ------------
                                                     56,144,291
                                                   ------------
RESTAURANTS -- 2.0%
    BUCA, Inc.*.......................  104,674       1,994,040
    CBRL Group, Inc.@.................  101,013       3,082,917
    Darden Restaurants, Inc...........   94,479       2,333,631
    IHOP Corp.*.......................   54,707       1,611,121
    Ruby Tuesday, Inc.................  100,905       1,957,557
    Yum! Brands, Inc.*................   41,280       1,207,440
                                                   ------------
                                                     12,186,706
                                                   ------------

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
RETAIL & MERCHANDISING -- 6.3%
    Brookstone, Inc.*.................  266,656    $  4,730,477
    Charming Shoppes, Inc.*...........  943,036       8,147,830
    Elizabeth Arden, Inc.*............   65,292       1,142,610
    Federated Department Stores,
      Inc.*@..........................   58,720       2,331,184
    Lithia Motors, Inc.*..............  113,500       3,055,420
    May Department Stores Co. ........   30,063         989,975
    Pier 1 Imports, Inc. .............  130,135       2,732,835
    ShopKo Stores, Inc.*..............  360,199       7,276,020
    The Sports Authority, Inc.*.......   81,437         925,124
    TJX Companies, Inc. ..............  114,076       2,237,030
    Toys 'R' Us, Inc.*@...............  137,562       2,403,208
    Tuesday Morning Corp.*............   63,984       1,187,543
    Zale Corp.*.......................   31,270       1,133,538
                                                   ------------
                                                     38,292,794
                                                   ------------
SEMICONDUCTORS -- 1.4%
    Actel Corp.*......................   61,605       1,294,937
    Entegris, Inc.*...................  326,685       4,769,601
    Fairchild Semiconductor
      International, Inc.*............   88,978       2,162,165
    Photronics, Inc.*.................   25,069         474,807
                                                   ------------
                                                      8,701,510
                                                   ------------
TELECOMMUNICATIONS -- 0.9%
    Belden Corp. .....................  144,846       3,018,591
    CT Communications, Inc. ..........  110,759       1,794,296
    Plantronics, Inc.*................   38,320         728,463
                                                   ------------
                                                      5,541,350
                                                   ------------
TRANSPORTATION -- 2.0%
    Arkansas Best Corp.*..............   83,715       2,133,058
    Heartland Express, Inc.*..........  156,969       3,756,268
    Landstar Systems, Inc.*...........   26,908       2,875,120
    Ryder Systems, Inc................   32,306         875,170
    Teekay Shipping Corp..............   28,681       1,058,616
    Werner Enterprises, Inc...........   54,975       1,171,517
                                                   ------------
                                                     11,869,749
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
UTILITIES -- 5.0%
    Atmosphere Energy Corp. ..........  104,845    $  2,457,567
    CH Energy Group, Inc..............   32,485       1,599,886
    Constellation Energy Group,
      Inc.............................   48,915       1,435,166
    El Paso Electric Co.*.............  290,601       4,024,824
    Energy East Corp..................  231,295       5,227,266
    Entergy Corp......................   31,789       1,349,125
    FirstEnergy Corp.@................  120,787       4,031,870
    FPL Group, Inc.@..................   46,067       2,763,559
    Peoples Energy Corp...............   49,825       1,816,620
    PNM Resources, Inc................  107,608       2,604,114
    PPL Corp.@........................   53,144       1,758,004
    Unisource Energy Corp.............   77,078       1,433,651
                                                   ------------
                                                     30,501,652
                                                   ------------
TOTAL COMMON STOCK
  (Cost $553,976,954).................              596,117,330
                                                   ------------
FOREIGN STOCK -- 0.6%
INSURANCE -- 0.5%
    Willis Group Holdings Ltd. --
      (GBP)*@.........................   95,789       3,152,416
                                                   ------------
RAILROADS - 0.1%
    Canadian National Railway Co. --
      (CAD)@..........................   12,989         672,830
                                                   ------------
TOTAL FOREIGN STOCK
    (Cost $3,212,014).................                3,825,246
                                                   ------------
TOTAL INVESTMENTS -- 98.6%
    (Cost $557,188,968)...............              599,942,576
OTHER ASSETS LESS
  LIABILITIES -- 1.4%.................                8,708,025
                                                   ------------
NET ASSETS -- 100.0%..................             $608,650,601
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 99.6%
ADVERTISING -- 0.2%
    Omnicom Group, Inc. ..............   23,000    $  1,053,400
                                                   ------------
AEROSPACE -- 1.3%
    Boeing Co. .......................   50,800       2,286,000
    General Dynamics Corp. ...........   13,500       1,435,725
    Lockheed Martin Corp. ............   18,300       1,271,850
    Raytheon Co. .....................   51,700       2,106,775
                                                   ------------
                                                      7,100,350
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Ford Motor Co. ...................   50,000         800,000
    General Motors Corp. .............   76,000       4,062,200
                                                   ------------
                                                      4,862,200
                                                   ------------
AUTOMOTIVE PARTS -- 0.9%
    Dana Corp. .......................   25,000         463,250
    Eaton Corp. ......................   35,000       2,546,250
    Genuine Parts Co. ................   15,119         527,200
    TRW, Inc. ........................   25,000       1,424,500
                                                   ------------
                                                      4,961,200
                                                   ------------
BEVERAGES -- 2.8%
    Anheuser-Busch Companies, Inc. ...   21,400       1,070,000
    Coca-Cola Co. ....................  133,500       7,476,000
    Coca-Cola Enterprises, Inc. ......  100,000       2,208,000
    PepsiCo, Inc. ....................   94,100       4,535,620
                                                   ------------
                                                     15,289,620
                                                   ------------
BROADCASTING -- 0.2%
    Clear Channel Communications,
      Inc.*...........................   32,000       1,024,640
                                                   ------------
BUILDING MATERIALS -- 0.5%
    The Sherwin-Williams Co. .........   87,600       2,621,868
                                                   ------------
BUSINESS SERVICES -- 0.6%
    First Data Corp. .................   85,600       3,184,320
    Parametric Technology Corp.*......   62,600         214,718
                                                   ------------
                                                      3,399,038
                                                   ------------
CABLE TELEVISION -- 0.5%
    Comcast Corp. Cl-A*...............  105,000       2,503,200
                                                   ------------
CHEMICALS -- 1.9%
    Air Products & Chemicals, Inc. ...   39,500       1,993,565
    Ashland, Inc. ....................   40,000       1,620,000
    Dow Chemical Co. .................  131,800       4,531,284
    DuPont, (E.I.) de Nemours &
      Co. ............................   45,400       2,015,760
                                                   ------------
                                                     10,160,609
                                                   ------------
CLOTHING & APPAREL -- 0.5%
    V.F. Corp. .......................   69,375       2,720,194
                                                   ------------
COMPUTER HARDWARE -- 3.0%
    Dell Computer Corp.*..............  185,600       4,851,584
    Hewlett-Packard Co. ..............  372,660       5,694,245
    International Business Machines
      Corp. ..........................   80,900       5,824,800
                                                   ------------
                                                     16,370,629
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
COMPUTER SERVICES & SOFTWARE -- 5.9%
    Automatic Data Processing,
      Inc. ...........................   18,700    $    814,385
    Cisco Systems, Inc.*..............  222,100       3,098,295
    Electronic Data Systems Corp. ....   29,600       1,099,640
    Fiserv, Inc.*.....................   77,000       2,826,670
    Mercury Interactive Corp.*........   30,000         688,800
    Microsoft Corp.*..................  366,900      20,069,430
    Oracle Corp.*.....................  103,600         981,092
    PeopleSoft, Inc.*.................   31,000         461,280
    Unisys Corp.*.....................  150,000       1,350,000
    Veritas Software Corp.*...........   35,000         692,650
                                                   ------------
                                                     32,082,242
                                                   ------------
CONGLOMERATES -- 2.8%
    Honeywell International, Inc. ....   47,900       1,687,517
    Minnesota Mining & Manufacturing
      Co. ............................   17,300       2,127,900
    Philip Morris Co., Inc. ..........  194,800       8,508,864
    Textron, Inc. ....................   44,000       2,063,600
    United Technologies Corp. ........   10,000         679,000
                                                   ------------
                                                     15,066,881
                                                   ------------
CONSTRUCTION -- 0.5%
    Centex Corp. .....................   44,700       2,583,213
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 6.0%
    Avon Products, Inc. ..............   75,000       3,918,000
    Bausch & Lomb, Inc. ..............   29,000         981,650
    Cendant Corp.*....................   88,000       1,397,440
    Eastman Kodak Co. ................   34,100         994,697
    Fortune Brands, Inc. .............   20,900       1,170,400
    Gillette Co. .....................  100,000       3,387,000
    Johnson & Johnson Co. ............  180,600       9,438,156
    Newell Rubbermaid, Inc. ..........   20,900         732,754
    Procter & Gamble Co. .............   75,800       6,768,940
    Tupperware Corp. .................   56,800       1,180,872
    Whirlpool Corp. ..................   40,000       2,614,400
                                                   ------------
                                                     32,584,309
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.4%
    Cooper Industries, Inc.*..........   38,000       1,493,400
    Emerson Electric Co. .............   14,000         749,140
    General Electric Co. .............  550,600      15,994,930
                                                   ------------
                                                     18,237,470
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.3%
    AOL Time Warner, Inc.*............  292,200       4,298,262
    Carnival Corp. ...................   28,000         775,320
    Harley-Davidson, Inc. ............   38,000       1,948,260
    The Walt Disney Co. ..............  141,900       2,681,910
    Viacom, Inc. Cl-B*................   64,400       2,857,428
                                                   ------------
                                                     12,561,180
                                                   ------------

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--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
FINANCIAL-BANK & TRUST -- 7.0%
    AmSouth Bancorporation............   40,000    $    895,200
    Bank of America Corp. ............  154,500      10,870,620
    Bank One Corp.@...................  129,200       4,971,616
    Charter One Financial, Inc. ......   51,135       1,758,021
    FleetBoston Financial Corp. ......   61,442       1,987,649
    J.P. Morgan Chase & Co. ..........   70,080       2,377,114
    MBNA Corp. .......................   30,600       1,011,942
    National City Corp. ..............   24,700         821,275
    U.S. Bancorp......................  167,000       3,899,450
    Wachovia Corp. ...................  174,100       6,647,138
    Wells Fargo & Co. ................   50,600       2,533,036
                                                   ------------
                                                     37,773,061
                                                   ------------
FINANCIAL SERVICES -- 8.7%
    American Express Co. .............   55,000       1,997,600
    Capital One Financial Corp. ......   69,000       4,212,450
    Citigroup, Inc. ..................  356,600      13,818,249
    Concord EFS, Inc.*................   67,000       2,019,380
    Countrywide Credit Industries,
      Inc. ...........................   27,600       1,331,700
    Fannie Mae........................   81,900       6,040,125
    Freddie Mac.......................   47,400       2,900,880
    Golden West Financial Corp. ......   20,700       1,423,746
    Household International, Inc. ....   35,000       1,739,500
    KeyCorp...........................  110,000       3,003,000
    Lehman Brothers Holdings, Inc. ...   34,500       2,156,940
    Morgan Stanley Dean Witter &
      Co. ............................   23,800       1,025,304
    Washington Mutual, Inc. ..........  146,925       5,452,387
                                                   ------------
                                                     47,121,261
                                                   ------------
FOOD -- 3.0%
    Archer Daniels Midland Co. .......  128,808       1,647,454
    ConAgra Foods, Inc. ..............   40,300       1,114,295
    Heinz, (H.J.) Co. ................   50,800       2,087,880
    Kellogg Co. ......................   55,000       1,972,300
    Kroger Co.*.......................  139,400       2,774,060
    Sara Lee Corp. ...................   86,000       1,775,040
    SUPERVALU, Inc. ..................   31,900         782,507
    Unilever NV NY Reg................   60,000       3,888,000
                                                   ------------
                                                     16,041,536
                                                   ------------
HEALTHCARE SERVICES -- 3.7%
    Aetna, Inc.*......................   13,100         628,407
    Amgen, Inc.*......................   78,700       3,295,956
    Cardinal Health, Inc. ............   37,000       2,272,170
    HCA, Inc. ........................   40,000       1,900,000
    Health Management Associates, Inc.
      Cl-A*...........................   80,000       1,612,000
    HealthSouth Corp.*................  140,000       1,790,600
    McKesson Corp. ...................   25,000         817,500
    Tenet Healthcare Corp.*...........   15,000       1,073,250
    UnitedHealth Group, Inc. .........   58,000       5,309,900
    WellPoint Health Networks,
      Inc.*...........................   16,000       1,244,960
                                                   ------------
                                                     19,944,743
                                                   ------------
HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp. ..............   62,500         868,750
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
INDUSTRIAL PRODUCTS -- 0.1%
    Ingersoll-Rand Co.*...............   12,000    $    547,920
                                                   ------------
INSURANCE -- 3.9%
    American International Group,
      Inc. ...........................  121,987       8,323,173
    AON Corp. ........................   35,000       1,031,800
    Chubb Corp. ......................   45,900       3,249,720
    CIGNA Corp. ......................   26,500       2,581,630
    MetLife, Inc. ....................   61,900       1,782,720
    St. Paul Companies, Inc. .........   25,000         973,000
    Torchmark Corp. ..................   43,000       1,642,600
    XL Capital Ltd. Cl-A..............   18,500       1,566,950
                                                   ------------
                                                     21,151,593
                                                   ------------
MACHINERY & EQUIPMENT -- 0.9%
    Black & Decker Corp. .............   38,000       1,831,600
    Caterpillar, Inc. ................   60,000       2,937,000
                                                   ------------
                                                      4,768,600
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Abbott Laboratories...............   89,400       3,365,910
    Bard, (C.R.), Inc. ...............   11,000         622,380
    Guidant Corp.*....................   10,000         302,300
    Medtronic, Inc. ..................   73,100       3,132,335
                                                   ------------
                                                      7,422,925
                                                   ------------
METALS & MINING -- 0.7%
    Alcan, Inc. ......................   32,000       1,200,640
    United States Steel Corp. ........  125,000       2,486,250
                                                   ------------
                                                      3,686,890
                                                   ------------
OFFICE EQUIPMENT -- 0.6%
    Pitney Bowes, Inc. ...............   75,000       2,979,000
                                                   ------------
OIL & GAS -- 6.3%
    ChevronTexaco Corp. ..............   59,238       5,242,563
    Conoco, Inc. .....................  107,300       2,982,940
    Exxon Mobil Corp. ................  379,400      15,525,048
    Marathon Oil Corp. ...............   65,000       1,762,800
    Occidental Petroleum Corp. .......   63,600       1,907,364
    Phillips Petroleum Co. ...........   24,000       1,413,120
    Royal Dutch Petroleum Co. NY
      Reg. ...........................   98,800       5,460,676
                                                   ------------
                                                     34,294,511
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.7%
    Boise Cascade Corp. ..............   24,000         828,720
    Georgia-Pacific Corp. ............   68,000       1,671,440
    International Paper Co. ..........   13,000         566,540
    MeadWestvaco Corp. ...............   18,000         604,080
                                                   ------------
                                                      3,670,780
                                                   ------------
PHARMACEUTICALS -- 7.3%
    Bristol-Meyers Squibb Co. ........   81,800       2,102,260
    Lilly, (Eli) & Co. ...............   46,400       2,616,960
    Merck & Co., Inc. ................  119,700       6,061,608
    Pfizer, Inc. .....................  452,600      15,841,000
    Pharmacia Corp. ..................   89,800       3,363,010
    Schering-Plough Corp. ............  147,600       3,630,960
    Wyeth.............................  113,700       5,821,440
                                                   ------------
                                                     39,437,238
                                                   ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
PRINTING & PUBLISHING -- 0.9%
    Donnelley, (R.R.) & Sons Co. .....  105,000    $  2,892,750
    Gannett Co., Inc. ................   27,000       2,049,300
                                                   ------------
                                                      4,942,050
                                                   ------------
RAILROADS -- 0.8%
    Norfolk Southern Corp. ...........  185,500       4,336,990
                                                   ------------
REAL ESTATE -- 0.4%
    Equity Office Properties Trust
      [REIT]..........................   70,000       2,107,000
                                                   ------------
RESTAURANTS -- 0.6%
    McDonald's Corp. .................   80,000       2,276,000
    Yum! Brands, Inc.*................   26,000         760,500
                                                   ------------
                                                      3,036,500
                                                   ------------
RETAIL & MERCHANDISING -- 6.7%
    Bed Bath & Beyond, Inc.*..........   45,000       1,698,300
    Federated Department Stores,
      Inc.*...........................   46,900       1,861,930
    Home Depot, Inc. .................  212,200       7,794,106
    Kohl's Corp.*.....................   58,000       4,064,640
    May Department Stores Co. ........   45,500       1,498,315
    Sears, Roebuck & Co. .............   66,900       3,632,670
    Wal-Mart Stores, Inc. ............  211,900      11,656,619
    Walgreen Co. .....................  100,000       3,863,000
                                                   ------------
                                                     36,069,580
                                                   ------------
SEMICONDUCTORS -- 3.8%
    Advanced Micro Devices, Inc.*.....  125,000       1,215,000
    Altera Corp.*.....................   70,000         952,000
    Applied Materials, Inc.*..........  120,000       2,282,400
    Atmel Corp.*......................  150,000         939,000
    Intel Corp. ......................  505,880       9,242,427
    LSI Logic Corp.*..................   25,000         218,750
    Maxim Integrated Products,
      Inc.*...........................   83,000       3,181,390
    Seagate Technology, Inc.
      Rights*.........................   33,800               0
    Texas Instruments, Inc. ..........  102,558       2,430,625
                                                   ------------
                                                     20,461,592
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
TELECOMMUNICATIONS -- 5.1%
    Alltel Corp. .....................    9,000    $    423,000
    AT&T Corp. .......................  311,700       3,335,190
    BellSouth Corp. ..................  111,000       3,496,500
    Corning, Inc. ....................  230,000         816,500
    Motorola, Inc. ...................  100,000       1,442,000
    QUALCOMM, Inc.*...................   58,000       1,594,420
    Qwest Communications
      International, Inc. ............   65,000         182,000
    SBC Communications, Inc. .........  197,300       6,017,650
    Sprint Corp. .....................  193,000       2,047,730
    Sprint Corp. (PCS Group)*.........  140,000         625,800
    Verizon Communications, Inc. .....  192,200       7,716,830
    WorldCom, Inc.*...................  315,700          28,413
                                                   ------------
                                                     27,726,033
                                                   ------------
TRANSPORTATION -- 0.2%
    PACCAR, Inc. .....................   27,000       1,198,530
                                                   ------------
UTILITIES -- 2.4%
    Allegheny Energy, Inc. ...........   23,000         592,250
    Ameren Corp. .....................   60,900       2,619,309
    American Electric Power Co.,
      Inc. ...........................   85,160       3,408,103
    Cinergy Corp. ....................    3,600         129,564
    Consolidated Edison, Inc. ........   15,000         626,250
    Entergy Corp. ....................   35,000       1,485,400
    FirstEnergy Corp. ................   15,000         500,700
    PPL Corp. ........................   60,000       1,984,800
    Xcel Energy, Inc. ................  108,795       1,824,492
                                                   ------------
                                                     13,170,868
                                                   ------------
TOTAL COMMON STOCK
  (Cost $619,486,359).................              537,940,194
                                                   ------------
SHORT-TERM INVESTMENTS -- 0.2%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund....  507,365         507,365
    Temporary Investment Fund.........  507,365         507,365
                                                   ------------
    (Cost $1,014,730).................                1,014,730
                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $620,501,089).................              538,954,924
OTHER ASSETS LESS
  LIABILITIES -- 0.2%.................                1,286,341
                                                   ------------
NET ASSETS -- 100.0%..................             $540,241,265
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DeAM SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 95.1%
AEROSPACE -- 1.1%
    Alliant Techsystems, Inc.*........   35,700    $  2,277,660
    BE Aerospace, Inc.*...............  172,800       2,277,504
                                                   ------------
                                                      4,555,164
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Monaco Coach Corp.*...............   45,100         960,630
    Polaris Industries, Inc. .........   26,200       1,703,000
    Thor Industries, Inc. ............   15,800       1,125,908
                                                   ------------
                                                      3,789,538
                                                   ------------
AUTOMOTIVE PARTS -- 0.6%
    CSK Auto Corp.*...................   94,600       1,318,724
    Superior Industries International,
      Inc. ...........................   27,800       1,285,750
                                                   ------------
                                                      2,604,474
                                                   ------------
BUILDING MATERIALS -- 1.2%
    American Woodmark Corp. ..........   38,100       2,138,553
    Florida Rock Industries, Inc. ....   80,000       2,864,800
                                                   ------------
                                                      5,003,353
                                                   ------------
BUSINESS SERVICES -- 5.1%
    Clark Bardes, Inc.*...............   80,300       1,834,052
    Corporate Executive Board Co.*....   21,600         739,800
    FTI Consulting, Inc.*.............  102,150       3,576,272
    J. D. Edwards & Co.*..............  135,300       1,643,895
    John H. Harland Co. ..............   90,800       2,560,560
    Kroll, Inc.*......................   70,900       1,487,482
    Manhattan Associates, Inc.*.......  103,300       3,322,128
    Per-Se Technologies, Inc.*........   50,600         465,469
    Perot Systems Corp.*..............   54,000         588,060
    Pre-Paid Legal Services, Inc.*....   53,700       1,068,630
    Right Management Consultants,
      Inc.*...........................  168,700       4,436,641
                                                   ------------
                                                     21,722,989
                                                   ------------
CHEMICALS -- 1.6%
    Cabot Microelectronics Corp.*.....   44,300       1,911,988
    Ferro Corp. ......................   81,800       2,466,270
    Georgia Gulf Corp. ...............  100,600       2,659,864
                                                   ------------
                                                      7,038,122
                                                   ------------
COMPUTER HARDWARE -- 0.4%
    Black Box Corp.*..................    1,900          77,387
    Western Digital Corp.*............  563,600       1,831,700
                                                   ------------
                                                      1,909,087
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 7.9%
    Acclaim Entertainment, Inc.*......  305,000       1,076,650
    Ansys, Inc.*......................  137,900       2,771,790
    Ascential Software Corp.*.........  211,700         590,643
    Avocent Corp.*....................  225,200       3,585,184
    Concurrent Computer Corp.*........  688,300       3,200,595
    Dendrite International, Inc.*.....  148,600       1,436,962
    FileNET Corp.*....................   64,400         933,800
    Global Payments, Inc. ............   43,200       1,285,200
    Inktomi Corp.*....................  192,070         169,022
    Kronos, Inc.*.....................   86,800       2,646,445
    Midway Games, Inc.*...............  130,400       1,108,400
    MRO Software, Inc.*...............   42,400         482,512
    MSC.Software Corp.*...............  103,900         929,905
    Netegrity, Inc.*..................   49,300         303,688
    NetIQ Corp.*......................  161,600       3,657,007

                                         SHARES       VALUE
                                         ------       -----
    Pinnacle Systems, Inc.*...........  192,600    $  2,116,481
    Red Hat, Inc.*....................  272,200       1,597,814
    Retek, Inc.*......................   93,400       2,269,620
    Roxio, Inc.*......................  194,000       1,396,800
    THQ, Inc.*........................   37,750       1,125,705
    Websense, Inc.*...................   50,300       1,286,171
                                                   ------------
                                                     33,970,394
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
    Coinstar, Inc.*...................   94,400       2,308,080
    Dial Corp. .......................   64,900       1,299,298
    Lancaster Colony Corp. ...........   53,400       1,904,244
    NBTY, Inc.*.......................  142,800       2,210,544
    Racing Champions ERTL Corp.*......   47,300         873,631
    Regis Corp. ......................   75,300       2,034,531
    Rent-A-Center, Inc.*..............   37,400       2,169,574
    The Scotts Co.*...................   42,100       1,911,340
    WD-40 Co..........................   38,000       1,054,880
                                                   ------------
                                                     15,766,122
                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
    AptarGroup, Inc...................   24,000         738,000
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
    Benchmark Electronics, Inc.*......  137,200       3,978,800
    Credence Systems Corp.*...........   69,600       1,236,792
    Engineered Support Systems,
      Inc. ...........................   46,900       2,452,870
    FLIR Systems, Inc.*...............   42,900       1,800,513
    Harmonic, Inc.*...................  184,000         673,256
    Integrated Circuit Systems,
      Inc.*...........................   83,700       1,689,903
    InVision Technologies, Inc.*......  151,500       3,660,240
    Itron, Inc.*......................  101,000       2,649,230
    The Woodward Governor Co. ........   39,000       2,305,680
    Varian, Inc.*.....................   23,700         780,915
    Zoran Corp.*......................  143,500       3,287,585
                                                   ------------
                                                     24,515,784
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.5%
    Argosy Gaming Co.*................   94,500       2,683,800
    MTR Gaming Group, Inc.*...........  174,300       2,910,810
    Penn National Gaming, Inc.*.......  181,000       3,285,150
    Speedway Motorsports, Inc.*.......   67,000       1,703,810
                                                   ------------
                                                     10,583,570
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.2%
    TRC Companies, Inc.*..............   38,550         792,203
    Waste Connections, Inc.*..........    8,000         249,920
                                                   ------------
                                                      1,042,123
                                                   ------------
EQUIPMENT SERVICES -- 0.7%
    The Nautilus Group, Inc.*.........   98,400       3,011,040
                                                   ------------
FINANCIAL-BANK & TRUST -- 6.0%
    Brookline Bancorp, Inc.*..........   42,300       1,070,190
    Community First Bankshares,
      Inc. ...........................   48,100       1,254,929
    Doral Financial Corp. ............   60,800       2,030,112
    First Bancorp.....................   19,600         738,920
    Greater Bay Bancorp...............   69,900       2,150,124
    Independent Bank Corp. ...........   22,700         716,412
    MAF Bancorp, Inc. ................   28,600       1,075,360
    New Century Financial Corp. ......   90,600       3,168,282
    New York Community Bancorp,
      Inc. ...........................   40,900       1,108,390
    R&G Financial Corp. Cl-B..........   28,100         666,251
    Republic Bancorp, Inc. ...........   28,300         422,802

AST DeAM SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Southwest Bancorporation of Texas,
      Inc.*...........................   41,300    $  1,495,886
    Staten Island Bancorp. ...........  102,200       1,962,240
    Texas Regional Bancshares, Inc.
      Cl-A............................   22,500       1,116,203
    TrustCo Bank Corp. ...............   49,700         654,549
    UCBH Holdings, Inc. ..............   70,900       2,694,909
    United Bankshares, Inc. ..........   70,700       2,077,166
    Wintrust Financial Corp. .........   38,500       1,330,945
                                                   ------------
                                                     25,733,670
                                                   ------------
FINANCIAL SERVICES -- 1.6%
    Dime Community Bancshares.........   60,100       1,363,669
    IndyMac Bancorp, Inc.*............   87,200       1,977,696
    InterCept Group, Inc.*............   98,800       2,047,136
    Lendingtree, Inc.*................   67,100         852,841
    WFS Financial, Inc.*..............   21,300         583,833
                                                   ------------
                                                      6,825,175
                                                   ------------
FOOD -- 0.6%
    American Italian Pasta Co.
      Cl-A*...........................   28,600       1,458,314
    The J.M. Smucker Co. .............   33,929       1,157,997
                                                   ------------
                                                      2,616,311
                                                   ------------
HEALTHCARE SERVICES -- 4.3%
    Accredo Health, Inc.*.............   14,690         677,797
    American Healthways, Inc.*........   85,600       1,523,680
    Apria Healthcare Group, Inc.*.....  185,100       4,146,240
    Beverly Enterprises, Inc.*........  103,200         785,352
    Bio-Rad Laboratories, Inc.*.......   20,900         951,159
    Gentiva Health Services, Inc. ....   76,300         685,937
    Mid Atlantic Medical Services,
      Inc.*...........................   63,000       1,975,050
    Renal Care Group, Inc.*...........   82,500       2,569,875
    Stericycle, Inc.*.................  109,200       3,866,772
    Sunrise Assisted Living, Inc.*....   52,900       1,417,720
                                                   ------------
                                                     18,599,582
                                                   ------------
INDUSTRIAL PRODUCTS -- 1.1%
    Maverick Tube Corp.*..............   87,600       1,314,000
    Roper Industries, Inc. ...........   56,000       2,088,800
    RPM, Inc. ........................   81,900       1,248,975
                                                   ------------
                                                      4,651,775
                                                   ------------
INSURANCE -- 0.6%
    Brown & Brown, Inc. ..............   75,400       2,375,100
                                                   ------------
INTERNET SERVICES -- 5.0%
    Akamai Technologies, Inc.*........  222,400         289,120
    Alloy, Inc.*......................  182,400       2,633,856
    Digital Insight Corp.*............   90,300       1,485,435
    F5 Networks, Inc.*................   58,700         574,086
    FreeMarkets, Inc.*................   95,500       1,349,415
    GTECH Holdings Corp.*.............  152,800       3,902,512
    Macromedia, Inc.*.................  128,800       1,142,456
    NetBank, Inc.*....................  113,000       1,316,450
    Oak Technology, Inc.*.............  352,000       1,594,560
    Overture Services, Inc.*..........   95,100       2,375,598
    Priceline.com*....................  232,300         648,117
    Secure Computing Corp.*...........   99,800         753,490
    WebEx Communications, Inc.*.......  218,000       3,466,200
                                                   ------------
                                                     21,531,295
                                                   ------------
MACHINERY & EQUIPMENT -- 3.2%
    AGCO Corp. .......................  153,700       2,997,150
    Albany International Corp. .......   33,200         893,412

                                         SHARES       VALUE
                                         ------       -----
    Asyst Technologies, Inc.*.........   87,100    $  1,772,485
    Flowserve Corp.*..................      600          17,880
    Graco, Inc. ......................   97,050       2,439,837
    IDEX Corp. .......................   53,600       1,795,600
    Lincoln Electric Holdings,
      Inc. ...........................   61,400       1,651,660
    The Manitowoc Co., Inc. ..........   54,600       1,937,754
                                                   ------------
                                                     13,505,778
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 7.9%
    American Medical Systems Holdings,
      Inc.*...........................   86,000       1,725,160
    Charles River Laboratories
      International, Inc.*............   43,600       1,528,180
    Diagnostic Products Corp. ........   66,600       2,464,200
    DIANON Systems, Inc.*.............   66,300       3,541,746
    Hologic, Inc.*....................   62,000         897,140
    IDEXX Laboratories, Inc.*.........   19,000         490,010
    IGEN International, Inc.*.........   65,900       2,075,850
    INAMED Corp.*.....................   40,400       1,079,488
    Integra LifeSciences Holdings
      Corp.*..........................  121,800       2,649,150
    InterMune, Inc.*..................  109,300       2,306,230
    Mentor Corp. .....................   92,000       3,377,228
    Meridian Medical Technologies,
      Inc.*...........................   24,200         873,620
    Possis Medical, Inc.*.............  104,700       1,292,940
    Respironics, Inc.*................   41,300       1,406,265
    SangStat Medical Corp.*...........  168,500       3,872,129
    STERIS Corp.*.....................  161,500       3,086,265
    Thoratec Corp.*...................  116,400       1,046,436
                                                   ------------
                                                     33,712,037
                                                   ------------
OIL & GAS -- 5.3%
    Airgas, Inc.*.....................   63,100       1,091,630
    Frontier Oil Corp. ...............  101,700       1,789,920
    Houston Exploration Co.*..........   70,700       2,050,300
    Key Energy Services, Inc.*........   13,200         138,600
    Kinder Morgan Management LLC*.....        0               6
    Patina Oil & Gas Corp. ...........  104,500       2,866,435
    Remington Oil & Gas Corp.*........  221,300       4,408,296
    Spinnaker Exploration Co.*........   88,500       3,187,770
    Stone Energy Corp.*...............   97,600       3,928,400
    Tom Brown, Inc.*..................   93,000       2,636,550
    Westport Resources Corp.*.........   34,800         570,720
                                                   ------------
                                                     22,668,627
                                                   ------------
PERSONAL SERVICES -- 1.5%
    Education Management Corp.*.......   68,000       2,769,640
    ITT Educational Services, Inc.*...  172,000       3,749,600
                                                   ------------
                                                      6,519,240
                                                   ------------
PHARMACEUTICALS -- 5.8%
    aaiPharma, Inc.*..................   84,600       1,901,808
    Antigenics, Inc.*.................   72,700         716,095
    Array Biopharma, Inc.*............   59,800         576,472
    Atrix Laboratories, Inc.*.........  156,600       3,484,350
    Endo Pharmaceuticals Holdings,
      Inc.*...........................  337,400       2,361,800
    First Horizon Pharmaceutical
      Corp.*..........................  152,100       3,146,949
    Genta, Inc.*......................  286,100       2,371,769
    Impax Laboratories, Inc.*.........   60,200         450,898
    Ligand Pharmaceuticals, Inc.
      Cl-B*...........................  239,700       3,475,650
    Neurocrine Biosciences, Inc.*.....  126,700       3,629,955

AST DeAM SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
    Perrigo Co.*......................   70,900    $    921,700
    Priority Healthcare Corp. Cl-B*...   68,200       1,602,700
                                                   ------------
                                                     24,640,146
                                                   ------------
PRINTING & PUBLISHING -- 0.7%
    Lee Enterprises, Inc. ............   85,200       2,982,000
                                                   ------------
REAL ESTATE -- 2.7%
    Alexandria Real Estate Equities,
      Inc. [REIT].....................   34,800       1,717,032
    CenterPoint Properties Corp.
      [REIT]..........................   14,100         817,941
    Chateau Communities, Inc.
      [REIT]..........................   20,000         612,000
    Chelsea Property Group, Inc.
      [REIT]..........................   56,700       1,896,615
    Cousins Properties, Inc. [REIT]...   31,100         770,036
    Essex Property Trust, Inc.
      [REIT]..........................   31,100       1,701,170
    Federal Realty Investment Trust
      [REIT]..........................   30,400         842,384
    Mills Corp. [REIT]................   78,700       2,439,700
    Washington Real Estate Investment
      Trust [REIT]....................   22,600         653,140
                                                   ------------
                                                     11,450,018
                                                   ------------
RESTAURANTS -- 0.7%
    Panera Bread Co. Cl-A*............   65,400       2,254,338
    Sonic Corp.*......................   23,100         725,571
                                                   ------------
                                                      2,979,909
                                                   ------------
RETAIL & MERCHANDISING -- 7.1%
    Action Performance Companies,
      Inc.*...........................   97,300       3,074,680
    Chico's FAS, Inc.*................   25,550         927,976
    Fred's, Inc. .....................   47,500       1,747,050
    Group 1 Automotive, Inc.*.........   93,300       3,559,395
    Gymboree Corp.*...................   85,800       1,374,516
    Hollywood Entertainment Corp.*....  210,300       4,349,004
    Michaels Stores, Inc.*............   21,600         842,400
    Movie Gallery, Inc.*..............  169,300       3,575,616
    Petsmart, Inc.*...................   41,600         667,264
    Pier 1 Imports, Inc. .............  108,100       2,270,100
    School Specialty, Inc.*...........   97,700       2,594,912
    The Children's Place Retail
      Stores, Inc.*...................   55,300       1,465,505
    The Wet Seal, Inc.*...............   80,250       1,950,075
    Tuesday Morning Corp.*............   58,900       1,093,184
    Yankee Candle Co.*................   32,800         888,552
                                                   ------------
                                                     30,380,229
                                                   ------------
SEMICONDUCTORS -- 4.6%
    ATMI, Inc.*.......................   93,800       2,098,306
    Chippac, Inc. Cl-A*...............  130,900         808,962
    Cymer, Inc.*......................   81,300       2,848,752
    ESS Technology, Inc.*.............  215,800       3,785,131
    Globespan, Inc.*..................  187,296         724,836
    Helix Technology Corp. ...........   57,900       1,192,740
    Photronics, Inc.*.................   79,800       1,511,412
    Pixelworks, Inc.*.................  135,800       1,139,362
    Power Integrations, Inc.*.........   61,200       1,095,419
    Silicon Image, Inc.*..............  339,600       2,078,352
    Varian Semiconductor Equipment
      Associates, Inc.*...............   74,200       2,517,606
                                                   ------------
                                                     19,800,878
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
TELECOMMUNICATIONS -- 3.2%
    Centillium Commuications, Inc.*...   82,000    $    715,040
    Commonwealth Telephone
      Enterprises, Inc.*..............   80,000       3,219,200
    Inter-Tel, Inc. ..................   55,200         944,472
    Intrado, Inc.*....................  182,100       3,525,456
    Silicon Laboratories, Inc.*.......  156,500       4,234,890
    Tollgrade Communications, Inc.*...   63,700         934,479
                                                   ------------
                                                     13,573,537
                                                   ------------
TRANSPORTATION -- 0.9%
    Knight Transportation, Inc.*......  129,750       3,008,903
    Landstar Systems, Inc.*...........    6,600         705,210
                                                   ------------
                                                      3,714,113
                                                   ------------
UTILITIES -- 0.5%
    Southwestern Energy Co.*..........   45,600         692,664
    UGI Corp. ........................   45,100       1,440,494
                                                   ------------
                                                      2,133,158
                                                   ------------
TOTAL COMMON STOCK
  (Cost $436,230,207).................              406,642,338
                                                   ------------
                                          PAR
                                         (000)
                                         -----
SHORT-TERM INVESTMENTS -- 0.4%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.65%, 07/18/02#................  $    20          19,984
      1.66%, 07/18/02#................      200         199,840
      1.68%, 07/18/02#................    1,550       1,548,709
                                                   ------------
    (Cost $1,768,598).................                1,768,533
                                                   ------------
TOTAL INVESTMENTS -- 95.5%
  (Cost $437,998,805).................              408,410,871
OTHER ASSETS LESS
  LIABILITIES -- 4.5%.................               19,254,381
                                                   ------------
NET ASSETS -- 100.0%..................             $427,665,252
                                                   ============

# Securities with an aggregate market value of $1,768,533 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

                              EXPIRATION    NUMBER OF     UNREALIZED
        DESCRIPTION             MONTH       CONTRACTS    APPRECIATION
---------------------------------------------------------------------
Russell 2000................    09/02           50         $318,750
                                                           ========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

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--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
FOREIGN STOCK -- 62.1%
AUSTRALIA -- 2.5%
    News Corp. Ltd. ...................  118,527    $   644,089
    QBE Insurance Group Ltd. 144A......  297,914      1,110,484
                                                    -----------
                                                      1,754,573
                                                    -----------
CANADA -- 3.3%
    BCE, Inc. .........................   45,329        786,535
    Canadian Natural Railway Co. ......   16,930        573,502
    Canadian Natural Resources Ltd. ...   13,180        682,724
    Talisman Energy, Inc. .............    6,360        285,405
                                                    -----------
                                                      2,328,166
                                                    -----------
FINLAND -- 0.9%
    Nokia Oyj..........................   43,440        635,814
                                                    -----------
FRANCE -- 9.4%
    Aventis SA.........................   15,120      1,071,435
    Bouygues SA........................   20,960        585,621
    Carrefour SA.......................   14,190        767,989
    Clarins SA.........................    7,410        428,487
    L'Air Liquide SA...................    9,911      1,525,024
    Sanofi-Synthelabo SA...............   16,030        975,228
    TotalFinaELF SA....................    8,600      1,396,344
                                                    -----------
                                                      6,750,128
                                                    -----------
GERMANY -- 2.8%
    Bayerische Motoren Werke AG........    9,840        399,516
    Linde AG...........................   20,000        998,884
    Muenchener Rueckversicherungs-
      Gesellschaft AG..................    2,420        573,613
                                                    -----------
                                                      1,972,013
                                                    -----------
IRELAND -- 1.0%
    Irish Life & Permanent PLC.........   47,320        684,659
                                                    -----------
ITALY -- 0.3%
    Snam Rete Gas SPA..................   72,430        213,886
                                                    -----------
JAPAN -- 6.4%
    Asahi Breweries Ltd. ..............   86,000        719,680
    Canon, Inc. .......................   37,000      1,398,428
    Chugai Pharmaceutical Co. Ltd. ....   44,100        527,628
    Honda Motor Co. Ltd. ..............   20,400        827,192
    Nissan Motor Co. Ltd. .............   67,000        463,973
    Ono Pharmaceutical Co. Ltd. .......   16,000        571,352
                                                    -----------
                                                      4,508,253
                                                    -----------
KOREA -- 1.1%
    Samsung Electronics Co. Ltd. ......    1,270        347,335
    SK Telecom Co. Ltd. ...............    1,910        427,898
                                                    -----------
                                                        775,233
                                                    -----------
NETHERLANDS -- 7.8%
    Akzo Nobel NV......................   50,270      2,188,977
    Elsevier NV........................  108,770      1,482,451
    Unilever NV........................   24,660      1,614,725
    Vodafone Libertel NV*..............   31,840        216,663
                                                    -----------
                                                      5,502,816
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
SINGAPORE -- 0.6%
    DBS Group Holdings Ltd. ...........   62,000    $   435,159
                                                    -----------
SPAIN -- 2.2%
    Gas Natural SDG SA.................   36,530        703,520
    Iberdrola SA.......................   59,710        869,824
                                                    -----------
                                                      1,573,344
                                                    -----------
SWEDEN -- 1.2%
    Saab AB............................   66,330        848,055
    Syngenta AG........................      140          8,287
                                                    -----------
                                                        856,342
                                                    -----------
SWITZERLAND -- 8.1%
    Nestle SA..........................    1,654        385,672
    STMicroelectronics NV..............   25,910        646,131
    Swiss Reinsurance..................    6,920        676,585
    Syngenta AG........................   49,766      2,991,345
    Synthes-Stratec, Inc. .............    1,130        690,992
    UBS AG.............................    7,555        379,996
                                                    -----------
                                                      5,770,721
                                                    -----------
UNITED KINGDOM -- 14.5%
    BOC Group PLC......................   49,100        762,662
    British Sky Broadcasting Group
      PLC*.............................   41,680        399,627
    Capital Radio PLC..................   17,380        166,904
    CGU PLC............................   35,369        284,395
    Diageo PLC.........................  201,616      2,618,429
    GlaxoSmithKline PLC................   54,190      1,171,310
    Next PLC...........................   64,840        921,160
    Reckitt Benckiser PLC..............   92,350      1,656,874
    Royal Bank of Scotland Group PLC...   30,660        869,283
    Standard Chartered PLC.............   24,764        264,238
    Vodafone Group PLC.................  579,774        795,385
    William Hill PLC*..................  104,880        423,657
                                                    -----------
                                                     10,333,924
                                                    -----------
TOTAL FOREIGN STOCK
  (Cost $43,335,857)...................              44,095,031
                                                    -----------
U.S. STOCK -- 38.1%
CABLE TELEVISION -- 0.3%
    Charter Communications, Inc.*......   44,770        182,662
                                                    -----------
CHEMICALS -- 3.9%
    Air Products & Chemicals, Inc. ....   19,130        965,491
    Praxair, Inc. .....................   31,670      1,804,240
                                                    -----------
                                                      2,769,731
                                                    -----------
CLOTHING & APPAREL -- 0.7%
    Nike, Inc. Cl-B....................    9,500        509,675
                                                    -----------
COMPUTER HARDWARE -- 1.9%
    Hewlett-Packard Co. ...............   54,069        826,174
    International Business Machines
      Corp. ...........................    7,560        544,320
                                                    -----------
                                                      1,370,494
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Oracle Corp.*......................   18,180        172,165
                                                    -----------

AST MFS GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
CONSUMER PRODUCTS & SERVICES -- 1.2%
    Alberto-Culver Co. Cl-B............    7,900    $   377,620
    Aramark Corp.*.....................   16,090        402,250
    Estee Lauder Companies, Inc.
      Cl-A.............................    2,250         79,200
                                                    -----------
                                                        859,070
                                                    -----------
FINANCIAL -- BANK & TRUST -- 2.4%
    Fleet Boston Financial, Corp. .....   16,420        531,187
    Southtrust Corp. ..................   14,710        384,225
    SunTrust Banks, Inc. ..............   11,650        788,938
                                                    -----------
                                                      1,704,350
                                                    -----------
FINANCIAL SERVICES -- 1.6%
    Goldman Sachs Group, Inc. .........    9,480        695,358
    Merrill Lynch & Co., Inc. .........   10,250        415,125
                                                    -----------
                                                      1,110,483
                                                    -----------
FOOD -- 1.9%
    Kellogg Co. .......................   15,900        570,174
    Safeway, Inc.*.....................   26,670        778,497
                                                    -----------
                                                      1,348,671
                                                    -----------
HEALTHCARE SERVICES -- 2.1%
    IMS Health, Inc. ..................   41,420        743,489
    Lincare Holdings, Inc.*............   22,230        718,029
                                                    -----------
                                                      1,461,518
                                                    -----------
INSURANCE -- 8.9%
    Ace Ltd. ..........................   35,860      1,133,175
    Allstate Corp. ....................   29,410      1,087,582
    CIGNA Corp. .......................   11,050      1,076,491
    Metlife, Inc. .....................   36,970      1,064,736
    SAFECO Corp. ......................   26,220        809,936
    St. Paul Companies, Inc. ..........   21,530        837,948
    UNUM Corp. ........................   10,540        268,243
                                                    -----------
                                                      6,278,111
                                                    -----------
MACHINERY & EQUIPMENT -- 0.8%
    Deere & Co. .......................   12,150        581,985
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Guidant Corp.*.....................   19,280        582,834
    Wyeth..............................   14,870        761,344
                                                    -----------
                                                      1,344,178
                                                    -----------
OIL & GAS -- 1.2%
    Conoco, Inc. ......................   19,700        547,660
    GlobalSantaFe Corp. ...............   11,520        315,072
                                                    -----------
                                                        862,732
                                                    -----------
PHARMACEUTICALS -- 3.0%
    Bristol-Meyers Squibb Co. .........   18,560        476,992
    Lilly, (Eli) & Co. ................   12,280        692,592

                                          SHARES       VALUE
                                          ------       -----
    Merck & Co., Inc. .................    9,580    $   485,131
    Pfizer, Inc. ......................   13,600        476,000
                                                    -----------
                                                      2,130,715
                                                    -----------
PRINTING & PUBLISHING -- 1.7%
    Viacom, Inc. Cl-B*.................   27,480      1,219,288
                                                    -----------
RESTAURANTS -- 0.9%
    Yum! Brands, Inc.*.................   22,000        643,500
                                                    -----------
RETAIL & MERCHANDISING -- 1.4%
    BJ's Wholesale Club, Inc.*.........    6,500        250,250
    The Home Depot, Inc. ..............   20,640        758,107
                                                    -----------
                                                      1,008,357
                                                    -----------
TELECOMMUNICATIONS -- 0.8%
    BellSouth Corp. ...................   18,150        571,725
                                                    -----------
TRANSPORTATION -- 1.3%
    FedEx Corp. .......................   10,330        551,622
    United Parcel Service, Inc. Cl-B...    6,130        378,528
                                                    -----------
                                                        930,150
                                                    -----------
TOTAL U.S. STOCK
  (Cost $29,527,260)...................              27,059,560
                                                    -----------
                                           PAR
                                          (000)
                                          -----
SHORT-TERM INVESTMENTS -- 2.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS
    Federal National Mortgage Assoc
      1.90%, 07/01/02
    (Cost $1,602,000)..................  $ 1,602      1,602,000
                                                    -----------
TOTAL INVESTMENTS -- 102.5%
  (Cost $74,465,117)...................              72,756,591
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.5%)...............              (1,764,423)
                                                    -----------
NET ASSETS -- 100.0%...................             $70,992,168
                                                    ===========

Foreign currency exchange contracts outstanding at June 30, 2002:

                         CONTRACTS       IN
SETTLEMENT                   TO       EXCHANGE   CONTRACTS     UNREALIZED
  MONTH         TYPE      DELIVER       FOR       AT VALUE    DEPRECIATION
--------------------------------------------------------------------------
07/02        Sell   EUR     435,286   $427,980    $429,758       $1,778
07/02        Sell   SEK     152,703    16,591       16,606           15
                                      --------    --------       ------
                                      $444,571    $446,364       $1,793
                                      ========    ========       ======

AST MFS GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2002. Percentages are based on net assets.

INDUSTRY
--------
Aerospace.............................................   1.2%
Automobile Manufacturers..............................   2.4%
Beverages.............................................   4.7%
Broadcasting..........................................   0.8%
Chemicals.............................................  10.5%
Construction..........................................   2.2%
Consumer Products & Services..........................   2.9%
Entertainment & Leisure...............................   0.6%
Financial-Bank & Trust................................   2.7%
Financial Services....................................   1.0%
Food..................................................   3.9%
Insurance.............................................   3.7%
Medical Supplies & Equipment..........................   1.0%
Office Equipment......................................   2.0%
Oil & Gas.............................................   4.5%
Pharmaceuticals.......................................   6.1%
Printing & Publishing.................................   3.0%
Retail & Merchandising................................   1.3%
Semiconductors........................................   1.4%
Telecommunications....................................   4.0%
Transportation........................................   1.0%
Utilities.............................................   1.2%
                                                        ----
Total.................................................  62.1%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statement

AST MFS GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 98.4%
ADVERTISING -- 0.2%
    Omnicom Group, Inc. .............     26,400   $  1,209,120
                                                   ------------
AEROSPACE -- 3.8%
    General Dynamics Corp. ..........     36,800      3,913,680
    Lockheed Martin Corp. ...........     83,000      5,768,500
    Northrop Grumman Corp. ..........    136,600     17,075,000
                                                   ------------
                                                     26,757,180
                                                   ------------
AIRLINES -- 0.4%
    Southwest Airlines Co. ..........    159,500      2,577,520
                                                   ------------
BEVERAGES -- 3.0%
    Pepsi Bottling Group, Inc. ......    148,500      4,573,800
    PepsiCo, Inc. ...................    337,600     16,272,320
                                                   ------------
                                                     20,846,120
                                                   ------------
BROADCASTING -- 1.7%
    Clear Channel Communications,
      Inc.*..........................    242,360      7,760,367
    News Corp. Ltd. [ADR]............    105,100      2,409,943
    Univision Communications, Inc.
      Cl-A*..........................     42,800      1,343,920
    Westwood One, Inc.*..............     16,900        564,798
                                                   ------------
                                                     12,079,028
                                                   ------------
BUSINESS SERVICES -- 2.9%
    First Data Corp. ................    547,740     20,375,928
                                                   ------------
CAPITAL GOODS -- 0.4%
    SPX Corp.*.......................     21,900      2,573,250
                                                   ------------
CHEMICALS -- 0.8%
    Praxair, Inc. ...................    101,680      5,792,710
                                                   ------------
COMPUTER HARDWARE -- 2.0%
    Dell Computer Corp.*.............    303,020      7,920,942
    EMC Corp.*.......................    159,690      1,205,660
    International Business Machines
      Corp. .........................     69,100      4,975,200
                                                   ------------
                                                     14,101,802
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 11.5%
    Adobe Systems, Inc. .............    152,540      4,347,390
    Automatic Data Processing,
      Inc. ..........................     32,400      1,411,020
    Brocade Communications Systems,
      Inc.*..........................    211,100      3,690,028
    Cadence Design Systems, Inc.*....    184,600      2,975,752
    Cisco Systems, Inc.*.............  1,157,180     16,142,661
    Electronic Arts, Inc.*...........     27,400      1,809,770
    Intuit, Inc.*....................     71,800      3,569,896
    Microsoft Corp.*.................    521,860     28,545,741
    Oracle Corp.*....................    735,730      6,967,363
    PeopleSoft, Inc.*................    297,680      4,429,478
    Rational Software Corp.*.........    198,530      1,629,931
    Veritas Software Corp.*..........    225,511      4,462,863
                                                   ------------
                                                     79,981,893
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
CONGLOMERATES -- 3.9%
    Minnesota Mining & Manufacturing
      Co. ...........................    134,430   $ 16,534,890
    Philip Morris Co., Inc. .........    223,000      9,740,640
    Tyco International Ltd. .........    106,709      1,441,639
                                                   ------------
                                                     27,717,169
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 5.0%
    Avon Products, Inc. .............    245,600     12,830,144
    Estee Lauder Companies, Inc.
      Cl-A...........................      4,400        154,880
    Johnson & Johnson Co. ...........    261,258     13,653,343
    Procter & Gamble Co. ............     83,100      7,420,830
    USA Interactive*.................     60,200      1,411,690
                                                   ------------
                                                     35,470,887
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Emulex Corp.*....................     42,600        958,926
    General Electric Co. ............    252,050      7,322,053
                                                   ------------
                                                      8,280,979
                                                   ------------
ENTERTAINMENT & LEISURE -- 6.5%
    Carnival Corp. ..................    151,400      4,192,266
    Harley-Davidson, Inc. ...........    256,240     13,137,425
    The Walt Disney Co. .............    209,500      3,959,550
    Viacom, Inc. Cl-B*...............    554,391     24,598,328
                                                   ------------
                                                     45,887,569
                                                   ------------
FINANCIAL SERVICES -- 6.3%
    American Express Co. ............    146,300      5,313,616
    Capital One Financial Corp. .....    185,340     11,315,007
    Citigroup, Inc. .................     38,645      1,497,494
    Freddie Mac......................    162,440      9,941,328
    Goldman Sachs Group, Inc. .......    146,000     10,709,100
    Merrill Lynch & Co., Inc. .......    131,860      5,340,330
                                                   ------------
                                                     44,116,875
                                                   ------------
FOOD -- 2.5%
    Diageo PLC [ADR].................    250,700     12,948,655
    Sysco Corp. .....................    159,700      4,347,034
    The J.M. Smucker Co. ............      1,156         39,454
                                                   ------------
                                                     17,335,143
                                                   ------------
HEALTHCARE SERVICES -- 6.3%
    Amgen, Inc.*.....................    248,400     10,402,992
    Anthem, Inc.*....................     47,400      3,198,552
    HCA, Inc. .......................    105,660      5,018,850
    Tenet Healthcare Corp.*..........    177,000     12,664,350
    UnitedHealth Group, Inc. ........    145,400     13,311,370
                                                   ------------
                                                     44,596,114
                                                   ------------
INSURANCE -- 5.2%
    ACE Ltd. ........................    111,400      3,520,240
    AFLAC, Inc. .....................     72,300      2,313,600
    American International Group,
      Inc. ..........................    262,955     17,941,420
    Chubb Corp. .....................     64,400      4,559,520
    XL Capital Ltd. Cl-A.............    100,200      8,486,940
                                                   ------------
                                                     36,821,720
                                                   ------------
INTERNET SERVICES -- 0.7%
    eBay, Inc.*......................     83,800      5,163,756
                                                   ------------

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--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
MACHINERY & EQUIPMENT -- 3.9%
    Baker Hughes, Inc. ..............    214,400   $  7,137,376
    Danaher Corp. ...................    147,510      9,787,289
    Illinois Tool Works, Inc. .......    149,300     10,197,190
                                                   ------------
                                                     27,121,855
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.9%
    Baxter International, Inc. ......    247,100     10,983,595
    Genzyme Corp.*...................     73,900      1,421,836
    Immunex Corp.*...................    233,700      5,220,858
    Medtronic, Inc. .................     58,500      2,506,725
    Stryker Corp. ...................      9,900        529,749
                                                   ------------
                                                     20,662,763
                                                   ------------
OIL & GAS -- 1.9%
    Apache Corp. ....................     33,800      1,942,824
    BJ Services Co.*.................     86,700      2,937,396
    Devon Energy Corp. ..............     84,720      4,175,002
    GlobalSantaFe Corp. .............     66,500      1,818,775
    Noble Corp.*.....................     71,000      2,740,600
                                                   ------------
                                                     13,614,597
                                                   ------------
PHARMACEUTICALS -- 7.9%
    Forest Laboratories, Inc.*.......     84,400      5,975,520
    Lilly, (Eli) & Co. ..............    155,600      8,775,840
    MedImmune, Inc.*.................     51,100      1,349,040
    Pfizer, Inc. ....................    849,422     29,729,770
    Pharmacia Corp. .................     39,900      1,494,255
    Wyeth............................    160,760      8,230,912
                                                   ------------
                                                     55,555,337
                                                   ------------
RESTAURANTS -- 1.1%
    Yum! Brands, Inc.*...............    263,800      7,716,150
                                                   ------------
RETAIL & MERCHANDISING -- 9.5%
    Best Buy Co., Inc.*..............     68,400      2,482,920
    Home Depot, Inc. ................     95,500      3,507,715
    Kohl's Corp.*....................     40,200      2,817,216
    Lowe's Companies, Inc. ..........    397,940     18,066,476
    Target Corp. ....................    173,400      6,606,540
    TJX Companies, Inc. .............    233,200      4,573,052
    Wal-Mart Stores, Inc. ...........    423,300     23,285,733
    Walgreen Co. ....................    140,900      5,442,967
                                                   ------------
                                                     66,782,619
                                                   ------------
SEMICONDUCTORS -- 4.5%
    Analog Devices, Inc.*............    155,760      4,626,072
    Applied Materials, Inc.*.........     92,100      1,751,742

                                        SHARES        VALUE
                                        ------        -----
    Intel Corp. .....................    140,300   $  2,563,281
    KLA-Tencor Corp.*................     51,700      2,274,283
    Linear Technology Corp. .........    137,500      4,321,625
    Microchip Technology, Inc.*......    129,700      3,557,671
    Micron Technology, Inc.*.........    138,700      2,804,514
    QLogic Corp.*....................     33,100      1,261,110
    Seagate Technology, Inc.
      Rights*........................     15,300              0
    Taiwan Semiconductor
      Manufacturing Co. Ltd. [ADR]*..    343,040      4,459,520
    Texas Instruments, Inc. .........     58,670      1,390,479
    Xilinx, Inc.*....................    119,700      2,684,871
                                                   ------------
                                                     31,695,168
                                                   ------------
TELECOMMUNICATIONS -- 0.3%
    EchoStar Communications Corp.
      Cl-A*..........................    116,850      2,168,736
                                                   ------------
TRANSPORTATION -- 2.1%
    FedEx Corp. .....................    103,300      5,516,220
    United Parcel Service, Inc.
      Cl-B...........................    150,900      9,318,075
                                                   ------------
                                                     14,834,295
                                                   ------------
TOTAL COMMON STOCK
  (Cost $745,755,517)................               691,836,283
                                                   ------------
FOREIGN STOCK -- 2.0%
BEVERAGES -- 0.8%
    Diageo PLC -- (GBP)..............    463,750      6,022,820
                                                   ------------
BROADCASTING -- 0.4%
    News Corp. Ltd.-- (AUD)..........    475,406      2,583,409
                                                   ------------
FOOD -- 0.3%
    Unilever PLC -- (GBP)............    217,100      1,978,961
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.5%
    Alcon, Inc.  -- (CHF)*...........    100,200      3,431,850
                                                   ------------
TOTAL FOREIGN STOCK (Cost
  $14,901,963).......................                14,017,040
                                                   ------------
TOTAL INVESTMENTS -- 100.4% (Cost
  $760,657,480)......................               705,853,323
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.4%).............                (2,684,400)
                                                   ------------
NET ASSETS -- 100.0%.................              $703,168,923
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 95.3%
AEROSPACE -- 0.8%
    General Dynamics Corp. ...........       580   $    61,683
    Lockheed Martin Corp. ............     1,700       118,150
    Northrop Grumman Corp. ...........     4,540       567,500
                                                   -----------
                                                       747,333
                                                   -----------
BEVERAGES -- 2.5%
    Anheuser-Busch Companies, Inc. ...    18,150       907,500
    Coca-Cola Co. ....................     3,160       176,960
    PepsiCo, Inc. ....................    26,526     1,278,553
                                                   -----------
                                                     2,363,013
                                                   -----------
BROADCASTING -- 0.6%
    Clear Channel Communications,
      Inc.*...........................    12,760       408,575
    Fox Entertainment Group, Inc.
      Cl-A*...........................     3,100        67,425
    Univision Communications, Inc.
      Cl-A*...........................     1,900        59,660
                                                   -----------
                                                       535,660
                                                   -----------
BUSINESS SERVICES -- 1.5%
    Accenture Ltd.*...................    11,260       213,940
    Avery Dennison Corp. .............     2,800       175,700
    First Data Corp. .................    27,140     1,009,608
                                                   -----------
                                                     1,399,248
                                                   -----------
CABLE TELEVISION -- 0.1%
    Comcast Corp. Cl-A*...............     3,640        86,778
                                                   -----------
CHEMICALS -- 1.4%
    Air Products & Chemicals, Inc. ...     8,400       423,948
    DuPont, (E.I.) de Nemours &
      Co. ............................     2,960       131,424
    Praxair, Inc. ....................    12,490       711,555
    Rohm & Haas Co. ..................     1,650        66,809
                                                   -----------
                                                     1,333,736
                                                   -----------
CLOTHING & APPAREL -- 0.4%
    Nike, Inc. Cl-B...................     6,800       364,820
                                                   -----------
COMPUTER HARDWARE -- 3.0%
    Dell Computer Corp.*..............    20,220       528,551
    EMC Corp.*........................     5,870        44,319
    Hewlett-Packard Co. ..............    27,001       412,575
    International Business Machines
      Corp. ..........................    24,760     1,782,720
    Lexmark International, Inc.*......     2,000       108,800
                                                   -----------
                                                     2,876,965
                                                   -----------
COMPUTER SERVICES & SOFTWARE -- 6.9%
    Adobe Systems, Inc. ..............     8,900       253,650
    Automatic Data Processing,
      Inc. ...........................    10,230       445,517
    Cisco Systems, Inc.*..............   126,670     1,767,047
    Microsoft Corp.*..................    47,400     2,592,779
    Oracle Corp.*.....................    90,480       856,846
    PeopleSoft, Inc.*.................    11,550       171,864
    Rational Software Corp.*..........     5,400        44,334
    Siebel Systems, Inc.*.............     5,400        76,788
    Sun Microsystems, Inc.*...........     9,300        46,593
    Veritas Software Corp.*...........    15,900       314,661
                                                   -----------
                                                     6,570,079
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
CONGLOMERATES -- 3.3%
    ITT Industries, Inc. .............     1,900   $   134,140
    Minnesota Mining & Manufacturing
      Co. ............................     9,530     1,172,190
    Philip Morris Co., Inc. ..........    37,260     1,627,517
    Tyco International Ltd. ..........    16,470       222,510
                                                   -----------
                                                     3,156,357
                                                   -----------
CONSUMER PRODUCTS & SERVICES -- 3.6%
    Avon Products, Inc. ..............     1,400        73,136
    Cendant Corp.*....................     4,000        63,520
    Eastman Kodak Co. ................     6,870       200,398
    Estee Lauder Companies, Inc.
      Cl-A............................     5,500       193,600
    Gillette Co. .....................    22,750       770,543
    Johnson & Johnson Co. ............    15,970       834,592
    Procter & Gamble Co. .............    14,510     1,295,743
                                                   -----------
                                                     3,431,532
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.9%
    Agilent Technologies, Inc.*.......     6,300       148,995
    Applied Biosystems Group-Applera
      Corp. ..........................     2,300        44,827
    General Electric Co. .............    77,710     2,257,476
    Molex, Inc. ......................     1,900        63,707
    STMicroelectronics NV.............     5,900       143,547
    Teradyne, Inc.*...................     2,900        68,150
                                                   -----------
                                                     2,726,702
                                                   -----------
ENTERTAINMENT & LEISURE -- 3.6%
    AOL Time Warner, Inc.*............    27,150       399,377
    Harley-Davidson, Inc. ............     5,000       256,350
    The Walt Disney Co. ..............    17,500       330,750
    Viacom, Inc. Cl-B*................    54,354     2,411,686
                                                   -----------
                                                     3,398,163
                                                   -----------
ENVIRONMENTAL SERVICES -- 0.2%
    Waste Management, Inc. ...........     9,000       234,450
                                                   -----------
FINANCIAL-BANK & TRUST -- 6.4%
    Bank of America Corp. ............    24,160     1,699,897
    Bank of New York Co., Inc. .......     7,700       259,875
    Bank One Corp. ...................        80         3,078
    Charter One Financial, Inc. ......     2,070        71,167
    Comerica, Inc. ...................     9,630       591,282
    FleetBoston Financial Corp. ......    24,290       785,782
    J.P. Morgan Chase & Co. ..........     2,500        84,800
    Mellon Financial Corp. ...........    18,500       581,455
    State Street Corp. ...............     8,020       358,494
    SunTrust Banks, Inc. .............     2,000       135,440
    U.S. Bancorp......................    11,400       266,190
    Wachovia Corp. ...................     3,700       141,266
    Wells Fargo & Co. ................    22,620     1,132,357
                                                   -----------
                                                     6,111,083
                                                   -----------

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
FINANCIAL SERVICES -- 9.3%
    American Express Co. .............    11,900   $   432,208
    Capital One Financial Corp. ......     9,360       571,428
    Citigroup, Inc. ..................    60,610     2,348,637
    Concord EFS, Inc.*................     7,300       220,022
    Fannie Mae........................    15,630     1,152,713
    Freddie Mac.......................    40,530     2,480,435
    Goldman Sachs Group, Inc. ........     9,490       696,092
    Merrill Lynch & Co., Inc. ........    19,080       772,740
    Morgan Stanley Dean Witter &
      Co. ............................     7,580       326,546
                                                   -----------
                                                     9,000,821
                                                   -----------
FOOD -- 1.5%
    Kellogg Co. ......................     3,900       139,854
    Kraft Foods, Inc. Cl-A............     1,400        57,330
    Kroger Co.*.......................    20,420       406,358
    Safeway, Inc.*....................    14,680       428,510
    Sysco Corp. ......................     6,610       179,924
    The J.M. Smucker Co. .............         1            34
    Unilever NV NY Reg................     4,050       262,440
                                                   -----------
                                                     1,474,450
                                                   -----------
HEALTHCARE SERVICES -- 2.1%
    Cardinal Health, Inc. ............     7,345       451,056
    Caremark Rx, Inc.*................     1,400        23,100
    HCA, Inc. ........................    20,210       959,975
    HealthSouth Corp.*................    13,700       175,223
    UnitedHealth Group, Inc. .........     4,540       415,637
                                                   -----------
                                                     2,024,991
                                                   -----------
INDUSTRIAL PRODUCTS -- 0.2%
    Ingersoll-Rand Co.*...............     4,800       219,168
                                                   -----------
INSURANCE -- 6.0%
    ACE Ltd. .........................     3,600       113,760
    AFLAC, Inc. ......................     6,090       194,880
    Allstate Corp. ...................     5,500       203,390
    American International Group,
      Inc. ...........................    20,485     1,397,691
    Chubb Corp. ......................     7,210       510,468
    CIGNA Corp. ......................     3,860       376,041
    Marsh & McLennan Companies,
      Inc. ...........................     2,080       200,928
    MetLife, Inc. ....................    20,040       577,152
    St. Paul Companies, Inc. .........    15,480       602,482
    The Hartford Financial Services
      Group, Inc. ....................    11,070       658,333
    Travelers Property Casualty
      Corp.*..........................    14,800       261,960
    UnumProvident Corp. ..............     7,490       190,621
    XL Capital Ltd. Cl-A..............     5,000       423,500
                                                   -----------
                                                     5,711,206
                                                   -----------
INTERNET SERVICES -- 0.0%
    E.piphany, Inc.*..................        40           176
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
MACHINERY & EQUIPMENT -- 2.1%
    Baker Hughes, Inc. ...............    13,350   $   444,421
    Black & Decker Corp. .............     2,100       101,220
    Caterpillar, Inc. ................     4,300       210,485
    Danaher Corp. ....................     6,150       408,053
    Deere & Co. ......................     7,890       377,931
    Illinois Tool Works, Inc. ........     6,220       424,826
                                                   -----------
                                                     1,966,936
                                                   -----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Abbott Laboratories...............    17,660       664,899
    Baxter International, Inc. .......     7,900       351,155
    Medtronic, Inc. ..................    10,800       462,780
    Stryker Corp. ....................     3,700       197,987
                                                   -----------
                                                     1,676,821
                                                   -----------
METALS & MINING -- 0.9%
    Alcoa, Inc. ......................    27,020       895,713
                                                   -----------
OIL & GAS -- 5.8%
    Anadarko Petroleum Corp. .........     6,800       335,240
    Apache Corp. .....................     2,047       117,662
    BP PLC [ADR]......................    18,579       938,054
    ChevronTexaco Corp. ..............     2,910       257,535
    Devon Energy Corp. ...............     2,350       115,808
    Exxon Mobil Corp. ................    68,604     2,807,275
    GlobalSantaFe Corp. ..............    12,500       341,875
    Schlumberger Ltd. ................     8,400       390,600
    TotalFinaElf SA [ADR].............     1,810       146,429
    Unocal Corp. .....................     2,300        84,962
                                                   -----------
                                                     5,535,440
                                                   -----------
PAPER & FOREST PRODUCTS -- 1.1%
    International Paper Co. ..........    17,730       772,673
    Kimberly-Clark Corp. .............     3,870       239,940
                                                   -----------
                                                     1,012,613
                                                   -----------
PHARMACEUTICALS -- 7.9%
    Allergan, Inc. ...................     4,610       307,718
    GlaxoSmithKline PLC [ADR].........     3,420       147,539
    Lilly, (Eli) & Co. ...............    18,710     1,055,244
    Merck & Co., Inc. ................     8,900       450,696
    Pfizer, Inc. .....................    99,312     3,475,919
    Pharmacia Corp. ..................     6,700       250,915
    Wyeth.............................    36,250     1,855,999
                                                   -----------
                                                     7,544,030
                                                   -----------
PRINTING & PUBLISHING -- 2.6%
    Gannett Co., Inc. ................    14,600     1,108,140
    McGraw-Hill Co., Inc. ............     4,670       278,799
    New York Times Co. ...............    18,690       962,535
    Tribune Co. ......................     3,630       157,905
                                                   -----------
                                                     2,507,379
                                                   -----------
RAILROADS -- 0.4%
    Union Pacific Corp. ..............     5,900       373,352
                                                   -----------

AST MFS GROWTH WITH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
RETAIL & MERCHANDISING -- 8.0%
    BJ's Wholesale Club, Inc.*........     2,500   $    96,250
    Costco Wholesale Corp.*...........     6,400       247,168
    CVS Corp. ........................     5,000       153,000
    Family Dollar Stores, Inc. .......     7,300       257,325
    Home Depot, Inc. .................    21,660       795,572
    Lowe's Companies, Inc. ...........    13,530       614,262
    Sears, Roebuck & Co. .............    25,360     1,377,048
    Target Corp. .....................    26,840     1,022,604
    Wal-Mart Stores, Inc. ............    51,980     2,859,419
    Walgreen Co. .....................     6,500       251,095
                                                   -----------
                                                     7,673,743
                                                   -----------
SEMICONDUCTORS -- 2.4%
    Analog Devices, Inc.*.............    24,150       717,255
    Intel Corp. ......................    15,500       283,185
    Lam Research Corp.*...............     2,600        46,748
    Linear Technology Corp. ..........     8,640       271,555
    Maxim Integrated Products,
      Inc.*...........................     5,600       214,648
    Novellus Systems, Inc.*...........     9,400       319,600
    Texas Instruments, Inc. ..........    20,050       475,185
                                                   -----------
                                                     2,328,176
                                                   -----------
TELECOMMUNICATIONS -- 3.7%
    Alltel Corp. .....................     2,280       107,160
    AT&T Corp. .......................    22,460       240,322
    BellSouth Corp. ..................    34,250     1,078,875
    EchoStar Communications Corp.
      Cl-A*...........................     2,420        44,915
    Motorola, Inc. ...................    22,010       317,384
    Nokia Corp. Cl-A [ADR]............     5,200        75,296
    SBC Communications, Inc. .........    22,070       673,135
    Verizon Communications, Inc. .....    25,400     1,019,810
                                                   -----------
                                                     3,556,897
                                                   -----------
TRANSPORTATION -- 0.9%
    FedEx Corp. ......................     4,820       257,388
    United Parcel Service, Inc.
      Cl-B............................     9,480       585,390
                                                   -----------
                                                       842,778
                                                   -----------
UTILITIES -- 1.4%
    Dominion Resources, Inc. .........     6,370       421,694
    Duke Energy Corp. ................     3,700       115,070
    Exelon Corp. .....................     9,406       491,934
    NiSource, Inc. ...................     8,970       195,815
    PG&E Corp.*.......................     6,840       122,368
                                                   -----------
                                                     1,346,881
                                                   -----------
TOTAL COMMON STOCK
  (Cost $99,496,610)..................              91,027,490
                                                   -----------
FOREIGN STOCK -- 2.9%
BEVERAGES -- 0.6%
    Diageo PLC -- (GBP)...............    41,824       543,177
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
BROADCASTING -- 0.1%
    News Corp. Ltd. -- (AUD)..........    13,925   $    75,670
                                                   -----------
CHEMICALS -- 0.5%
    Syngenta AG -- (CHF)..............     7,237       435,003
                                                   -----------
OIL & GAS -- 0.5%
    Encana Corp. -- (CAD).............     9,400       287,640
    TotalFinaElf SA -- (FRF)..........       910       147,753
                                                   -----------
                                                       435,393
                                                   -----------
PHARMACEUTICALS -- 0.3%
    Aventis SA -- (FRF)...............     4,560       323,131
    Sanofi-Synthelabo SA -- (FRF).....         5           304
                                                   -----------
                                                       323,435
                                                   -----------
RAILROADS -- 0.7%
    Canadian National Railway Co. --
      (CAD)...........................    14,231       737,167
                                                   -----------
TELECOMMUNICATIONS -- 0.1%
    BT Group PLC -- (GBP).............    17,400        66,838
                                                   -----------
UTILITIES -- 0.1%
    Pancanadian Energy
      Corp. -- (CAD)..................     3,900       119,752
                                                   -----------
TOTAL FOREIGN STOCK
  (Cost $2,403,242)...................               2,736,435
                                                   -----------
PREFERRED STOCK -- 0.0%
UTILITIES
    TXU Corp. 3.25% [CVT]
    (Cost $24,526)....................     1,180        31,766
                                                   -----------
SHORT-TERM INVESTMENTS -- 1.2%
REGULATED INVESTMENT COMPANIES -- 0.2%
    Temporary Investment Cash Fund....    91,893        91,893
    Temporary Investment Fund.........    91,893        91,893
                                                   -----------
                                                       183,786
                                                   -----------
                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
    Federal National Mortgage Assoc
      1.90%, 07/01/02.................  $  1,007     1,007,000
                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,190,786)...................               1,190,786
                                                   -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $103,115,164).................              94,986,477
OTHER ASSETS LESS
  LIABILITIES -- 0.6%.................                 548,881
                                                   -----------
NET ASSETS -- 100.0%..................             $95,535,358
                                                   ===========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST ALGER ALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 98.0%
AEROSPACE -- 1.0%
    Alliant Techsystems, Inc.*.........   81,225   $  5,182,155
                                                   ------------
AUTOMOTIVE PARTS -- 0.7%
    AutoZone, Inc.*@...................   47,500      3,671,750
                                                   ------------
BEVERAGES -- 0.5%
    Constellation Brands, Inc.*........   83,600      2,675,200
                                                   ------------
BUILDING MATERIALS -- 0.8%
    Masco Corp. .......................  144,200      3,909,262
                                                   ------------
BUSINESS SERVICES -- 2.1%
    Avery Dennison Corp. ..............   45,050      2,826,888
    First Data Corp.@..................  200,000      7,440,000
                                                   ------------
                                                     10,266,888
                                                   ------------
CLOTHING & APPAREL -- 2.1%
    Abercrombie & Fitch Co. Cl-A*......  300,000      7,236,000
    Limited Brands.....................  149,600      3,186,480
                                                   ------------
                                                     10,422,480
                                                   ------------
COMPUTER HARDWARE -- 1.9%
    Apple Computer, Inc.*..............  120,000      2,126,400
    Lexmark International, Inc.*.......  135,800      7,387,520
                                                   ------------
                                                      9,513,920
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 8.5%
    Affiliated Computer Services, Inc.
      Cl-A*@...........................  183,000      8,688,840
    Brocade Communications Systems,
      Inc.*@...........................  451,400      7,890,472
    Microsoft Corp.*...................  274,400     15,009,680
    Siebel Systems, Inc.*@.............  277,300      3,943,206
    The BISYS Group, Inc.*@............  200,000      6,660,000
                                                   ------------
                                                     42,192,198
                                                   ------------
CONSTRUCTION -- 1.0%
    D.R. Horton, Inc.@.................  187,500      4,880,625
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 4.6%
    Avon Products, Inc. ...............   98,600      5,150,864
    Johnson & Johnson Co. .............  191,300      9,997,338
    Procter & Gamble Co. ..............   84,800      7,572,640
                                                   ------------
                                                     22,720,842
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.5%
    Emulex Corp.*@.....................  178,795      4,024,675
    Teradyne, Inc.*@...................  152,500      3,583,750
                                                   ------------
                                                      7,608,425
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.0%
    Expedia, Inc. Cl-A*@...............   76,280      4,522,641
    Mattel, Inc. ......................  255,600      5,388,048
                                                   ------------
                                                      9,910,689
                                                   ------------
FINANCIAL-BANK & TRUST -- 5.0%
    Comerica, Inc. ....................  111,500      6,846,100
    Fifth Third Bancorp................  107,300      7,151,545
    GreenPoint Financial Corp. ........  118,465      5,816,632
    Mellon Financial Corp. ............  162,400      5,104,232
                                                   ------------
                                                     24,918,509
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
FINANCIAL SERVICES -- 6.9%
    Capital One Financial Corp.@.......  187,000   $ 11,416,350
    Concord EFS, Inc.*.................  225,600      6,799,584
    Freddie Mac........................  123,500      7,558,200
    SLM Corp. .........................   88,200      8,546,580
                                                   ------------
                                                     34,320,714
                                                   ------------
FOOD -- 0.7%
    Dean Foods Co.*@...................   91,000      3,394,300
                                                   ------------
HEALTHCARE SERVICES -- 7.8%
    Anthem, Inc.*@.....................  149,600     10,095,008
    HCA, Inc. .........................  133,200      6,327,000
    Quest Diagnostics, Inc.*@..........  112,300      9,663,415
    Tenet Healthcare Corp.*............  106,000      7,584,300
    WellPoint Health Networks, Inc.*...   64,100      4,987,621
                                                   ------------
                                                     38,657,344
                                                   ------------
HOTELS & MOTELS -- 1.4%
    MGM MIRAGE*@.......................  102,750      3,467,813
    Starwood Hotels & Resorts
      Worldwide, Inc. .................  103,000      3,387,670
                                                   ------------
                                                      6,855,483
                                                   ------------
INSURANCE -- 3.4%
    AFLAC, Inc. .......................  172,100      5,507,200
    Radian Group, Inc.@................  123,170      6,016,855
    XL Capital Ltd. Cl-A...............   65,300      5,530,910
                                                   ------------
                                                     17,054,965
                                                   ------------
INTERNET SERVICES -- 2.7%
    eBay, Inc.*@.......................  219,050     13,497,861
                                                   ------------
MACHINERY & EQUIPMENT -- 1.5%
    Cooper Cameron Corp.*@.............  149,240      7,226,201
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 6.2%
    AmerisourceBergen Corp.@...........  172,200     13,087,200
    Baxter International, Inc. ........  165,300      7,347,585
    Boston Scientific Corp.*...........   78,500      2,301,620
    St. Jude Medical, Inc.*............  104,940      7,749,819
                                                   ------------
                                                     30,486,224
                                                   ------------
OIL & GAS -- 2.8%
    BJ Services Co.*@..................  238,400      8,076,992
    Nabors Industries, Inc.*@..........  168,430      5,945,579
                                                   ------------
                                                     14,022,571
                                                   ------------
PERSONAL SERVICES -- 0.7%
    Apollo Group, Inc. Cl-A*...........   91,950      3,624,669
                                                   ------------
PHARMACEUTICALS -- 7.4%
    Allergan, Inc. ....................   39,000      2,603,250
    Express Scripts, Inc.*@............   60,600      3,036,666
    Forest Laboratories, Inc.*.........   79,340      5,617,272
    Gilead Sciences, Inc.*@............  328,200     10,791,216
    IDEC Pharmaceuticals Corp.*@.......  236,000      8,366,200
    Pfizer, Inc. ......................  173,900      6,086,500
                                                   ------------
                                                     36,501,104
                                                   ------------
PRINTING & PUBLISHING -- 0.9%
    Tribune Co.@.......................  107,500      4,676,250
                                                   ------------

AST ALGER ALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
RESTAURANTS -- 1.9%
    Brinker International, Inc.*.......  208,300   $  6,613,525
    Wendy's International, Inc. .......   68,000      2,708,440
                                                   ------------
                                                      9,321,965
                                                   ------------
RETAIL & MERCHANDISING -- 11.9%
    Chico's FAS, Inc.*@................  147,600      5,360,832
    Lowe's Companies, Inc. ............  233,890     10,618,606
    Michaels Stores, Inc.*@............  176,400      6,879,600
    Office Depot, Inc.*................  187,715      3,153,612
    Petsmart, Inc.*....................  137,000      2,197,480
    Pier 1 Imports, Inc. ..............  135,400      2,843,400
    Sears, Roebuck & Co. ..............  118,800      6,450,840
    Wal-Mart Stores, Inc. .............  248,150     13,650,731
    Walgreen Co. ......................  184,300      7,119,509
                                                   ------------
                                                     58,274,610
                                                   ------------
SEMICONDUCTORS -- 8.7%
    Applied Materials, Inc.*@..........  490,200      9,323,604
    Fairchild Semiconductor
      International, Inc.*.............  233,100      5,664,330
    Intel Corp. .......................  270,100      4,934,727
    Intersil Corp. Cl-A*@..............  253,800      5,426,244
    Marvell Technology Group, Ltd.*@...  142,800      2,840,292
    Maxim Integrated Products,
      Inc.*@...........................  302,300     11,587,158
    Micron Technology, Inc.*@..........  128,900      2,606,358
                                                   ------------
                                                     42,382,713
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
TELECOMMUNICATIONS -- 1.4%
    L-3 Communications Holdings,
      Inc.*@...........................   55,100   $  2,975,400
    Motorola, Inc. ....................  257,600      3,714,592
                                                   ------------
                                                      6,689,992
                                                   ------------
TOTAL COMMON STOCK
    (Cost $521,082,554)................             484,859,909
                                                   ------------
FOREIGN STOCK -- 1.4%
INSURANCE -- 0.5%
    Willis Group Holdings Ltd. --
      (GBP)*...........................   81,900      2,695,329
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Alcon, Inc. -- (CHF)*..............  125,200      4,288,100
                                                   ------------
TOTAL FOREIGN STOCK
    (Cost $6,880,730)..................               6,983,429
                                                   ------------
TOTAL INVESTMENTS -- 99.4%
    (Cost $527,963,284)................             491,843,338
OTHER ASSETS LESS
  LIABILITIES -- 0.6%..................               2,973,572
                                                   ------------
NET ASSETS -- 100.0%...................            $494,816,910
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST JANUS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 95.3%
ADVERTISING -- 3.7%
    Interpublic Group of Companies,
      Inc. ............................   17,690    $   438,004
    Lamar Advertising Co.*.............   39,690      1,476,865
    TMP Worldwide, Inc.*...............   17,820        383,130
                                                    -----------
                                                      2,297,999
                                                    -----------
AIRLINES -- 3.6%
    Ryanair Holdings PLC [ADR]*@.......   52,485      1,830,204
    Southwest Airlines Co.@............   24,205        391,153
                                                    -----------
                                                      2,221,357
                                                    -----------
BROADCASTING -- 4.3%
    BARRA, Inc.*.......................   10,180        378,492
    Cox Radio, Inc. Cl-A*..............   17,065        411,267
    Entercom Communications Corp.*.....    9,620        441,558
    Hispanic Broadcasting Corp.*.......   21,610        564,021
    Westwood One, Inc.*................   25,020        836,168
                                                    -----------
                                                      2,631,506
                                                    -----------
BUSINESS SERVICES -- 2.3%
    Certegy, Inc.*.....................    9,720        360,709
    Paychex, Inc.@.....................   14,160        443,066
    Robert Half International, Inc.*...   26,060        607,199
                                                    -----------
                                                      1,410,974
                                                    -----------
CAPITAL GOODS -- 0.8%
    SPX Corp.*@........................    3,995        469,413
                                                    -----------
CHEMICALS -- 0.2%
    Praxair, Inc. .....................    2,570        146,413
                                                    -----------
COMPUTER HARDWARE -- 0.7%
    Apple Computer, Inc.*..............   24,765        438,836
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 4.7%
    Cadence Design Systems, Inc.*......   51,825        835,419
    Electronic Arts, Inc.*@............   31,810      2,101,051
                                                    -----------
                                                      2,936,470
                                                    -----------
CONGLOMERATES -- 1.7%
    Berkshire Hathaway, Inc. Cl-B*.....      480      1,072,320
                                                    -----------
CONSTRUCTION -- 0.9%
    NVR, Inc.*.........................    1,775        573,325
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 4.1%
    Cendant Corp.*@....................   32,290        512,765
    Keane, Inc.*.......................   24,110        298,964
    Mohawk Industries, Inc.*...........   18,345      1,128,768
    USA Interactive*@..................   24,380        571,711
                                                    -----------
                                                      2,512,208
                                                    -----------
CONTAINERS & PACKAGING -- 1.3%
    Ball Corp.@........................   18,795        779,617
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    AMETEK, Inc. ......................    9,700        361,325
    Cree, Inc.*@.......................   21,915        289,935
                                                    -----------
                                                        651,260
                                                    -----------
ENTERTAINMENT & LEISURE -- 2.0%
    International Game Technology*.....   21,300      1,207,710
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
ENVIRONMENTAL SERVICES -- 0.1%
    Allied Waste Industries, Inc.*.....    3,765    $    36,144
                                                    -----------
EQUIPMENT SERVICES -- 0.2%
    Millipore Corp. ...................    4,130        132,077
                                                    -----------
FINANCIAL-BANK & TRUST -- 3.7%
    Commerce Bancorp, Inc. ............    8,110        358,462
    M&T Bank Corp. ....................    9,325        799,711
    National Commerce Financial
      Corp. ...........................   17,715        465,905
    North Fork Bancorporation, Inc.@...   16,275        647,908
                                                    -----------
                                                      2,271,986
                                                    -----------
FINANCIAL SERVICES -- 5.1%
    Concord EFS, Inc.*.................   28,285        852,510
    E*TRADE Group, Inc.*...............    8,755         47,802
    Lehman Brothers Holdings, Inc. ....    8,315        519,854
    Moody's Corp. .....................   17,305        860,924
    Price, (T. Rowe) Group, Inc. ......   27,875        916,530
                                                    -----------
                                                      3,197,620
                                                    -----------
FOOD -- 1.7%
    Dean Foods Co.*@...................   27,525      1,026,683
                                                    -----------
FURNITURE -- 0.8%
    Ethan Allen Interiors, Inc. .......   13,385        466,467
                                                    -----------
HEALTHCARE SERVICES -- 9.8%
    Anthem, Inc.*......................   10,650        718,662
    Community Health Systems, Inc.*....   14,680        393,424
    First Health Group Corp.*@.........   29,135        816,945
    Health Management Associates, Inc.
      Cl-A*@...........................   41,090        827,964
    Laboratory Corp. of America
      Holdings*@.......................   40,830      1,863,889
    Quest Diagnostics, Inc.*@..........   10,025        862,651
    Triad Hospitals, Inc.*@............   14,795        627,012
                                                    -----------
                                                      6,110,547
                                                    -----------
HOTELS & MOTELS -- 1.2%
    Starwood Hotels & Resorts
      Worldwide, Inc.@.................   21,800        717,002
                                                    -----------
INDUSTRIAL PRODUCTS -- 0.2%
    Fastenal Co. ......................    2,840        109,368
                                                    -----------
INSURANCE -- 6.8%
    AFLAC, Inc. .......................   33,630      1,076,160
    Everest Reinsurance Group Ltd. ....   11,620        650,139
    MGIC Investment Corp.@.............   18,790      1,273,962
    RenaissanceRe Holdings Ltd. .......   14,115        516,609
    W.R. Berkley Corp. ................    6,350        349,250
    XL Capital Ltd. Cl-A...............    4,665        395,126
                                                    -----------
                                                      4,261,246
                                                    -----------
INTERNET SERVICES -- 1.1%
    eBay, Inc.*@.......................   11,285        695,382
                                                    -----------
MACHINERY & EQUIPMENT -- 1.3%
    Grainger, (W.W.), Inc. ............   15,940        798,594
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 7.2%
    Apogent Technologies, Inc.*........   27,990        575,754
    Bard, (C.R.), Inc. ................   11,440        647,275

AST JANUS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
    Cerus Corp.*.......................   12,460    $   422,145
    DENTSPLY International, Inc. ......   22,355        825,123
    St. Jude Medical, Inc.*............   22,155      1,636,146
    Stryker Corp. .....................    7,885        421,926
                                                    -----------
                                                      4,528,369
                                                    -----------
OIL & GAS -- 6.8%
    EOG Resources, Inc. ...............   20,840        827,348
    Kinder Morgan, Inc. ...............   28,470      1,082,430
    Murphy Oil Corp. ..................    8,955        738,788
    Ocean Energy, Inc.@................   15,735        340,977
    Smith International, Inc.*@........   11,265        768,160
    Weatherford International Ltd.*@...   11,200        483,840
                                                    -----------
                                                      4,241,543
                                                    -----------
PERSONAL SERVICES -- 3.7%
    Apollo Group, Inc. Cl-A*...........   43,280      1,706,098
    University of Phoenix Online*......   20,628        611,001
                                                    -----------
                                                      2,317,099
                                                    -----------
PHARMACEUTICALS -- 2.8%
    Enzon, Inc.*@......................   34,760        855,443
    Forest Laboratories, Inc.*.........    4,885        345,858
    King Pharmaceuticals, Inc.*........   24,359        541,988
                                                    -----------
                                                      1,743,289
                                                    -----------
PRINTING & PUBLISHING -- 1.2%
    Valassis Communications, Inc.*.....   20,355        742,958
                                                    -----------
RAILROADS -- 0.4%
    CSX Corp. .........................    6,370        223,269
                                                    -----------
REAL ESTATE -- 0.6%
    Clayton Homes, Inc. ...............   22,870        361,346
                                                    -----------
RESTAURANTS -- 0.9%
    Yum! Brands, Inc.*.................   18,820        550,485
                                                    -----------
RETAIL & MERCHANDISING -- 1.3%
    Fred's, Inc. ......................   21,350        785,253
                                                    -----------
SEMICONDUCTORS -- 4.6%
    Integrated Device Technology,
      Inc.*............................   53,045        962,236
    KLA-Tencor Corp.*..................    9,235        406,248
    Mykrolis Corp.*....................    3,510         41,453
    National Semiconductor Corp.*......   17,860        520,976
    Novellus Systems, Inc.*............   12,670        430,780
    NVIDIA Corp.*@.....................   27,015        464,118
                                                    -----------
                                                      2,825,811
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
TELECOMMUNICATIONS -- 1.5%
    Crown Castle International
      Corp.*@..........................  118,500    $   465,705
    EchoStar Communications Corp.
      Cl-A*............................   23,460        435,418
                                                    -----------
                                                        901,123
                                                    -----------
TRANSPORTATION -- 0.3%
    Expeditors International of
      Washington, Inc. ................    5,790        191,996
                                                    -----------
UTILITIES -- 0.6%
    C.H. Robinson Worldwide, Inc. .....   10,845        363,633
                                                    -----------
TOTAL COMMON STOCK
  (Cost $65,504,273)...................              58,948,698
                                                    -----------
FOREIGN STOCK -- 0.3%
ELECTRONIC COMPONENTS & EQUIPMENT
    Celestica, Inc. -- (CAD)*@
    (Cost $282,572)....................    7,310        166,010
                                                    -----------
                                           PAR
                                          (000)
                                          -----
SHORT-TERM INVESTMENTS -- 4.2%
COMMERCIAL PAPER -- 4.1%
    Prudential Funding LLC
    1.85%, 07/01/02....................  $ 2,500      2,500,000
                                                    -----------

                                          SHARES
                                          ------
REGULATED INVESTMENT COMPANIES -- 0.1%
    Temporary Investment Cash Fund.....   36,318         36,318
    Temporary Investment Fund..........   36,317         36,317
                                                    -----------
                                                         72,635
                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $2,572,635)....................               2,572,635
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $68,359,480)...................              61,687,343
OTHER ASSETS LESS
  LIABILITIES -- 0.2%..................                 142,262
                                                    -----------
NET ASSETS -- 100.0%...................             $61,829,605
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 97.3%
ADVERTISING -- 1.3%
    Advo, Inc.*.........................    5,000   $   190,350
    Lamar Advertising Co.*..............    3,100       115,351
                                                    -----------
                                                        305,701
                                                    -----------
AEROSPACE -- 0.6%
    Veridian Corp.*.....................    5,700       129,390
                                                    -----------
AIRLINES -- 1.4%
    Ryanair Holdings PLC [ADR]*.........    5,400       188,303
    SkyWest, Inc........................    5,900       138,001
                                                    -----------
                                                        326,304
                                                    -----------
AUTOMOTIVE PARTS -- 5.3%
    Advance Auto Parts, Inc.*...........    6,500       354,315
    Aftermarket Technology Corp.*.......   13,400       257,280
    Monro Muffler Brake, Inc.*..........   26,100       593,775
                                                    -----------
                                                      1,205,370
                                                    -----------
BROADCASTING -- 0.9%
    Entercom Communications Corp.*......    1,400        64,260
    Radio One, Inc. Cl-A*...............    9,800       145,726
                                                    -----------
                                                        209,986
                                                    -----------
BUILDING MATERIALS -- 0.3%
    Simpson Manufacturing Co., Inc.*....    1,100        62,843
                                                    -----------
BUSINESS SERVICES -- 4.0%
    Corporate Executive Board Co.*......   10,200       349,350
    Exponent, Inc.*.....................    5,400        69,714
    Hiedrick & Struggles International,
      Inc.*.............................    4,900        97,853
    Informatica Corp.*..................   24,400       172,996
    Iron Mountain, Inc.*................    6,100       188,185
    National Processing, Inc.*..........    1,800        46,440
                                                    -----------
                                                        924,538
                                                    -----------
CABLE TELEVISION -- 0.4%
    Comcast Corp. Cl-A*.................    4,300       102,512
                                                    -----------
CHEMICALS -- 0.7%
    Fuller, (H.B.) Co...................    5,200       152,308
                                                    -----------
CLOTHING & APPAREL -- 0.4%
    Jones Apparel Group, Inc.*..........    2,700       101,250
                                                    -----------
COMPUTER HARDWARE -- 0.8%
    Insight Enterprises, Inc.*..........    7,300       183,887
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 8.4%
    Advanced Digital Information
      Corp.*............................   13,100       110,433
    Affiliated Computer Services, Inc.
      Cl-A*.............................    1,600        75,968
    Aspen Technology, Inc.*.............   13,500       112,590
    Borland Software Corp.*.............   21,300       219,390
    Chordiant Software, Inc.*...........   42,400        82,680
    Lawson Software, Inc.*..............   19,000       109,630
    Magma Design Automation, Inc.*......   14,900       250,320
    Midway Games, Inc.*.................    9,900        84,150
    Nassda Corp.*.......................   15,400       190,498
    Precise Software Solutions Ltd. NY
      Reg.*.............................   13,000       124,150
    Safenet, Inc.*......................   13,900       193,766
    SeeBeyond Technology Corp.*.........   27,100        84,010

                                          SHARES       VALUE
                                          ------       -----
    THQ, Inc.*..........................    4,800   $   143,136
    Websense, Inc.*.....................    5,400       138,078
                                                    -----------
                                                      1,918,799
                                                    -----------
CONSTRUCTION -- 0.1%
    URS Corp.*..........................    1,000        28,000
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 1.9%
    Cendant Corp.*......................    7,500       119,100
    Dial Corp...........................    5,700       114,114
    Dollar Thrifty Automotive Group*....    8,100       209,790
                                                    -----------
                                                        443,004
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.3%
    AU Optronics Corp. [ADR]*...........   26,700       221,877
    Credence Systems Corp.*.............   11,700       207,909
    Cree, Inc.*.........................    3,400        44,982
    DSP Group, Inc.*....................    4,100        80,360
    EMCOR Group, Inc.*..................    2,000       117,400
    Landauer, Inc.......................    1,900        73,777
    Plexus Corp.*.......................    6,700       121,270
    Technitrol, Inc.....................    4,900       114,170
                                                    -----------
                                                        981,745
                                                    -----------
ENTERTAINMENT & LEISURE -- 1.3%
    Carnival Corp.......................    3,700       102,453
    Dover Downs Gaming & Entertainment,
      Inc...............................    9,100       116,480
    Dover Motorsports, Inc..............   13,000        74,100
                                                    -----------
                                                        293,033
                                                    -----------
FARMING & AGRICULTURE -- 0.7%
    Delta & Pine Land Co................    8,200       164,820
                                                    -----------
FINANCIAL-BANK & TRUST -- 0.9%
    Commerce Bancorp, Inc...............    4,900       216,580
                                                    -----------
FINANCIAL SERVICES -- 4.9%
    Allied Capital Corp.................    6,700       151,755
    Capital One Financial Corp..........    1,600        97,680
    Concord EFS, Inc.*..................   13,300       400,862
    Federal Agricultural Mortgage
      Corp.*............................    8,000       213,600
    IndyMac Bancorp, Inc.*..............   11,600       263,088
                                                    -----------
                                                      1,126,985
                                                    -----------
FOOD -- 0.9%
    Hain Celestial Group, Inc.*.........    6,500       120,250
    Performance Food Group Co.*.........    2,300        77,878
                                                    -----------
                                                        198,128
                                                    -----------
FURNITURE -- 1.0%
    Cost Plus, Inc.*....................    7,800       237,580
                                                    -----------
HEALTHCARE SERVICES -- 13.9%
    Alliance Imaging, Inc.*.............    6,500        87,750
    Ameripath, Inc.*....................    2,500        60,000
    Cardinal Health, Inc................    4,400       270,204
    Community Health Systems, Inc.*.....   13,900       372,520
    Cross Country, Inc.*................    1,300        49,140
    CryoLife, Inc.*.....................    9,600       154,176
    Health Management Associates, Inc.
      Cl-A*.............................    4,000        80,600

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
    HealthSouth Corp.*..................   17,400   $   222,546
    Laboratory Corp. of America
      Holdings*.........................    1,600        73,040
    LifePoint Hospitals, Inc.*..........    2,300        83,513
    Lincare Holdings, Inc.*.............   17,600       568,481
    Medarex, Inc.*......................   17,500       129,850
    National Dentex Corp.*..............    6,800       164,152
    Odyssey Healthcare, Inc.*...........    3,200       114,976
    Pediatric Services of America,
      Inc.*.............................    5,900        41,418
    Tenet Healthcare Corp.*.............      500        35,775
    Triad Hospitals, Inc.*..............    7,700       326,326
    Tularik, Inc.*......................    8,700        79,779
    VCA Antech, Inc.*...................   15,200       236,512
                                                    -----------
                                                      3,150,758
                                                    -----------
HOTELS & MOTELS -- 2.4%
    Marriott International, Inc. Cl-A...    4,100       156,005
    Orient-Express Hotels Ltd. NY
      Reg.*.............................    4,400        75,372
    Prime Hospitality Corp.*............   23,900       310,461
                                                    -----------
                                                        541,838
                                                    -----------
INDUSTRIAL PRODUCTS -- 1.3%
    Ceradyne, Inc.*.....................   16,000       119,840
    Steel Dynamics, Inc.*...............   10,200       167,994
                                                    -----------
                                                        287,834
                                                    -----------
INSURANCE -- 3.9%
    Arch Capital Group Ltd.*............    9,500       267,425
    Philadelphia Consolidated Holdings
      Corp.*............................    5,800       262,972
    Phoenix Companies, Inc..............   14,900       273,415
    RTW, Inc.*..........................  141,900        92,235
                                                    -----------
                                                        896,047
                                                    -----------
INTERNET SERVICES -- 2.6%
    Digital Impact, Inc.*...............   34,000        66,640
    eCollege.com, Inc.*.................   17,000        57,800
    Macromedia, Inc.*...................    8,000        70,960
    Online Resources Corp.*.............   68,700       219,840
    RADVision Ltd.*.....................   24,500       122,500
    Register.com, Inc.*.................    6,400        48,768
                                                    -----------
                                                        586,508
                                                    -----------
MACHINERY & EQUIPMENT -- 1.4%
    Advanced Energy Industries*.........    8,300       184,094
    Graco, Inc..........................    5,700       143,298
                                                    -----------
                                                        327,392
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 6.2%
    Bionx Implants, Inc.*...............   17,400        81,780
    Charles River Laboratories
      International, Inc.*..............   10,800       378,540
    Guidant Corp.*......................      900        27,207
    Haemonetics Corp.*..................    4,600       134,320
    INAMED Corp.*.......................    8,200       219,104
    Natus Medical, Inc.*................   15,900        62,805
    NMT Medical, Inc.*..................   39,300       250,734
    Orthofix International NV*..........    5,200       182,780
    Varian Medical Systems, Inc.*.......    2,000        81,100
                                                    -----------
                                                      1,418,370
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
METALS & MINING -- 0.7%
    Stillwater Mining Co.*..............    9,200   $   149,776
                                                    -----------
OIL & GAS -- 6.3%
    Forest Oil Corp.*...................    4,200       119,406
    Frontier Oil Corp...................    7,800       137,280
    Noble Energy, Inc...................    3,300       118,965
    Ocean Energy, Inc...................    8,400       182,028
    Oceaneering International, Inc.*....    6,500       175,500
    Patterson-UTI Energy, Inc.*.........    6,000       169,380
    Stelmar Shipping Ltd. NY Reg.*......   14,200       210,728
    Tidewater, Inc......................    4,900       161,308
    Varco International, Inc.*..........    9,300       163,122
                                                    -----------
                                                      1,437,717
                                                    -----------
PHARMACEUTICALS -- 6.5%
    Atrix Laboratories, Inc.*...........   11,700       260,325
    Cambrex Corp........................    4,000       160,400
    Exelixis, Inc.*.....................   16,500       124,245
    IDEC Pharmaceuticals Corp.*.........    4,800       170,160
    MIM Corp.*..........................   17,700       213,993
    Shire Pharmaceuticals Group PLC
      [ADR]*............................   10,800       278,748
    Telik, Inc.*........................   21,600       270,000
                                                    -----------
                                                      1,477,871
                                                    -----------
PRINTING & PUBLISHING -- 0.9%
    R.H. Donnelly Corp.*................    7,700       215,369
                                                    -----------
REAL ESTATE -- 1.8%
    CoStar Group, Inc.*.................    7,000       143,710
    Redwood Trust, Inc..................    4,900       154,350
    Urstadt Biddle Properties Cl-A......    9,100       103,740
                                                    -----------
                                                        401,800
                                                    -----------
RESTAURANTS -- 1.3%
    Bob Evans Farms, Inc................    5,100       160,548
    Worldwide Restaurant Concepts,
      Inc.*.............................   48,200       141,226
                                                    -----------
                                                        301,774
                                                    -----------
RETAIL & MERCHANDISING -- 2.7%
    Big 5 Sporting Goods Corp.*.........   10,200       145,758
    Family Dollar Stores, Inc...........   10,100       356,025
    Petsmart, Inc.*.....................    6,700       107,468
                                                    -----------
                                                        609,251
                                                    -----------
SEMICONDUCTORS -- 2.6%
    Anadigics, Inc.*....................   12,800       105,472
    Exar Corp.*.........................    7,800       153,816
    Genesis Microchip, Inc.*............    3,356        27,989
    Globespan, Inc.*....................   29,282       113,321
    Kopin Corp.*........................    9,600        63,360
    Varian Semiconductor Equipment
      Associates, Inc.*.................    4,100       139,113
                                                    -----------
                                                        603,071
                                                    -----------
TELECOMMUNICATIONS -- 0.8%
    Cox Communications, Inc. Cl-A*......    3,400        93,670
    Crown Castle International Corp.*...   21,000        82,530
                                                    -----------
                                                        176,200
                                                    -----------

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
TRANSPORTATION -- 0.9%
    Frontline Ltd. NY Reg...............   15,800   $   150,732
    OMI Corp.*..........................   10,900        44,690
                                                    -----------
                                                        195,422
                                                    -----------
UTILITIES -- 0.6%
    Alliant Energy Corp.................    1,100        28,270
    Equitable Resources, Inc............    3,500       120,050
                                                    -----------
                                                        148,320
                                                    -----------
TOTAL COMMON STOCK
  (Cost $25,130,333)....................             22,238,081
                                                    -----------
FOREIGN STOCK -- 0.7%
MEDICAL SUPPLIES & EQUIPMENT
    Mettler-Toledo International,
    Inc. -- (CHF)*
    (Cost $195,827).....................    4,200       154,854
                                                    -----------
SHORT-TERM INVESTMENTS -- 1.1%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund......      282           282
    Temporary Investment Fund...........      282           282
                                                    -----------
    (Cost $564).........................                    564
                                                    -----------

                                            PAR
                                           (000)       VALUE
                                           -----       -----
REPURCHASE AGREEMENTS
    Greenwich Capital Markets, Inc.
      1.85%, dated 06/28/02, maturing
      07/01/02, repurchase price
      $259,040, (collateralized by U.S.
      Treasury Notes, 14%, par value
      $187,000, market value $264,667,
      due 11/15/11)
    (Cost $259,000).....................  $   259   $   259,000
                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $259,564).......................                259,564
                                                    -----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $25,585,724)....................             22,652,499
OTHER ASSETS LESS LIABILITIES -- 0.9%...                197,762
                                                    -----------
NET ASSETS -- 100.0%....................            $22,850,261
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GABELLI ALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 102.6%
AEROSPACE -- 1.7%
    Lockheed Martin Corp. ...........     2,500   $    173,750
    Northrop Grumman Corp.@..........    10,000      1,250,000
    Raytheon Co. ....................    10,000        407,500
    Sequa Corp. Cl-A*................    10,000        653,900
                                                  ------------
                                                     2,485,150
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 1.2%
    DaimlerChrysler AG NY Reg.*......     8,000        385,840
    Ford Motor Co. ..................     5,000         80,000
    General Motors Corp. ............    23,000      1,229,350
                                                  ------------
                                                     1,695,190
                                                  ------------
AUTOMOTIVE PARTS -- 4.3%
    AutoNation, Inc.*@...............    60,000        870,000
    BorgWarner, Inc. ................    13,000        750,880
    Dana Corp. ......................    60,000      1,111,800
    Exide Technologies@..............    20,000         13,600
    Federal-Mogul Corp.*@............    10,000          7,030
    Genuine Parts Co. ...............    20,000        697,400
    Midas, Inc.*.....................     5,000         62,000
    Myers Industries, Inc. ..........    24,160        414,102
    O' Reilly Automotive, Inc.*......    10,000        275,600
    Superior Industries
      International, Inc.@...........     3,000        138,750
    TRW, Inc. .......................    30,000      1,709,400
                                                  ------------
                                                     6,050,562
                                                  ------------
BEVERAGES -- 1.3%
    Coca-Cola Co. ...................    10,000        560,000
    PepsiAmericas, Inc. .............    50,000        747,000
    PepsiCo, Inc. ...................    10,000        482,000
                                                  ------------
                                                     1,789,000
                                                  ------------
BROADCASTING -- 6.6%
    BARRA, Inc.*.....................       300         11,154
    Belo Corp. Cl-A..................    25,000        565,250
    Crown Media Holdings, Inc.*......    50,000        394,500
    Fox Entertainment Group, Inc.
      Cl-A*..........................    15,000        326,250
    Gray Communications Systems, Inc.
      Cl-B...........................    14,000        186,200
    Grupo Televisa SA [ADR]*.........    20,000        747,600
    Liberty Media Corp-B*............       500          4,700
    Liberty Media Corp. Cl-A*........   275,000      2,750,000
    Media General, Inc. .............    15,000        900,000
    News Corp. Ltd. [ADR]............    22,000        434,500
    Paxson Communications Corp.*.....    45,000        247,500
    SBS Broadcasting SA NY Reg.*.....       300          5,583
    Scripps, (E.W.) Co. Cl-A.........    26,800      2,063,600
    The Liberty Corp. ...............     5,000        199,250
    UnitedGlobalCom, Inc. Cl-A*......   186,404        512,611
    USA Networks, Inc. Warrants*.....        84            631
                                                  ------------
                                                     9,349,329
                                                  ------------
BUILDING MATERIALS -- 0.1%
    Thomas Industries, Inc. .........     3,000         86,400
                                                  ------------
BUSINESS SERVICES -- 0.3%
    Kroll, Inc.*.....................    17,000        356,660
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
CABLE TELEVISION -- 1.6%
    Adelphia Communications Corp.
      Cl-A*@.........................    35,000   $      5,863
    Cablevision Systems Corp.-
      Rainbow Media Group Cl-A*......    50,000        437,500
    Cablevision Systems New York
      Group Cl-A*....................   130,000      1,229,800
    PrimaCom AG [ADR]*...............    14,400          3,600
    Young Broadcasting, Inc. Cl-A*...    30,000        533,400
                                                  ------------
                                                     2,210,163
                                                  ------------
CHEMICALS -- 1.9%
    Albemarle Corp. .................    13,000        399,750
    Great Lakes Chemical Corp. ......    50,000      1,324,500
    Hercules, Inc.*@.................    80,000        928,000
                                                  ------------
                                                     2,652,250
                                                  ------------
CLOTHING & APPAREL -- 0.5%
    Gucci Group NV NY Reg............     8,000        756,880
                                                  ------------
COMPUTER HARDWARE -- 0.6%
    EMC Corp.*.......................    25,000        188,750
    Hewlett-Packard Co. .............    41,365        632,057
                                                  ------------
                                                       820,807
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 0.1%
    CACI International, Inc.*........     2,000         76,380
    Catalina Marketing Corp.*........       550         15,521
    CheckFree Holdings Corp.*........     4,400         68,816
                                                  ------------
                                                       160,717
                                                  ------------
CONGLOMERATES -- 2.9%
    Honeywell International, Inc. ...    75,000      2,642,250
    ITT Industries, Inc. ............     3,000        211,800
    Philip Morris Co., Inc. .........    19,000        829,920
    Tyco International Ltd.@.........    30,000        405,300
                                                  ------------
                                                     4,089,270
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 6.7%
    Brown-Forman Corp. Cl-A..........    15,000      1,051,500
    Cendant Corp.*...................    90,800      1,441,904
    Church and Dwight Co., Inc. .....    12,000        375,960
    Eastman Kodak Co.@...............    35,000      1,020,950
    Energizer Holdings, Inc.*........    60,000      1,645,200
    Gillette Co. ....................    50,000      1,693,500
    Procter & Gamble Co. ............    17,000      1,518,100
    Rayovac Corp.*...................    25,000        463,250
    Ritchie Bros. Auctioneers,
      Inc*...........................       800         24,968
    USA Interactive*@................    18,719        438,961
                                                  ------------
                                                     9,674,293
                                                  ------------
CONTAINERS & PACKAGING -- 0.0%
    Greif Brothers Corp. Cl-A........     1,000         33,361
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.7%
    Agere Systems, Inc. Cl-A*........     2,329          3,261
    Agere Systems, Inc. Cl-B*........   106,830        160,245
    AMETEK, Inc. ....................    12,000        447,000
    Cooper Industries, Inc.*.........    60,000      2,358,000
    CTS Corp. .......................    24,500        294,980
    General Motors Corp. Cl-H*.......    31,000        322,400

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--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    Magnetek, Inc.*..................    20,000   $    198,000
    Molex, Inc. .....................    20,000        548,600
    Thomas & Betts Corp. ............    50,000        930,000
                                                  ------------
                                                     5,262,486
                                                  ------------
ENTERTAINMENT & LEISURE -- 4.0%
    AOL Time Warner, Inc.*...........   105,000      1,544,550
    Dover Downs Gaming &
      Entertainment, Inc. ...........     7,000         89,600
    Dover Motorsports, Inc. .........    10,000         57,000
    Gaylord Entertainment Co.
      Cl-A*..........................    10,000        220,500
    Gemstar-TV Guide International,
      Inc.*..........................    50,000        269,500
    Liberty Livewire Corp. Cl-A*.....     4,000         11,760
    Mattel, Inc. ....................    30,000        632,400
    Pixar, Inc.*.....................       100          4,410
    The Walt Disney Co. .............   100,000      1,890,000
    Viacom, Inc.*....................    15,000        666,900
    World Wrestling Entertainment,
      Inc.*..........................    20,000        292,000
                                                  ------------
                                                     5,678,620
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.3%
    Trojan Technologies, Inc.*.......    30,000        245,100
    Waste Management, Inc. ..........     5,000        130,250
                                                  ------------
                                                       375,350
                                                  ------------
FINANCIAL-BANK & TRUST -- 3.8%
    Bank of New York Co., Inc. ......    30,000      1,012,500
    Deutsche Bank AG [ADR]*..........    16,000      1,112,160
    FleetBoston Financial Corp. .....    21,000        679,350
    J.P. Morgan Chase & Co.@.........    10,000        339,200
    Wachovia Corp. ..................    20,000        763,600
    Wilmington Trust Corp. ..........    48,000      1,464,000
                                                  ------------
                                                     5,370,810
                                                  ------------
FINANCIAL SERVICES -- 3.2%
    American Express Co. ............    80,000      2,905,600
    BKF Capital Group, Inc.*.........     6,000        171,000
    Lehman Brothers Holdings,
      Inc. ..........................     3,000        187,560
    Merrill Lynch & Co., Inc.@.......     2,000         81,000
    Price, (T. Rowe) Group, Inc. ....    30,000        986,400
    Schwab, (Charles) Corp. .........    20,000        224,000
                                                  ------------
                                                     4,555,560
                                                  ------------
FOOD -- 7.1%
    Albertson's, Inc.@...............     4,000        121,840
    Archer Daniels Midland Co. ......   115,250      1,474,048
    ConAgra Foods, Inc.@.............    25,000        691,250
    Diageo PLC [ADR].................    23,000      1,187,950
    Flowers Foods, Inc.*.............    45,000      1,163,250
    Heinz, (H.J.) Co. ...............    30,000      1,233,000
    Kellogg Co. .....................    60,000      2,151,600
    Opta Food Ingredients, Inc.*.....     1,000          1,360
    Sara Lee Corp. ..................    10,000        206,400
    Sensient Technologies Corp. .....    18,000        409,680
    The J.M. Smucker Co. ............       340         11,604
    Weis Markets, Inc. ..............    35,000      1,286,250
    Wrigley, (Wm., Jr.) Co. .........     6,000        332,100
                                                  ------------
                                                    10,270,332
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
HOTELS & MOTELS -- 0.4%
    Hilton Hotels Corp.@.............    15,000   $    208,500
    MGM MIRAGE*......................    10,000        337,500
                                                  ------------
                                                       546,000
                                                  ------------
INDUSTRIAL PRODUCTS -- 1.4%
    Crane Co. .......................    30,000        761,400
    Kaman Corp. Cl-A.................    25,000        419,000
    Precision Castparts Corp. .......    25,000        825,000
                                                  ------------
                                                     2,005,400
                                                  ------------
INSURANCE -- 0.8%
    Alleghany Corp.*.................     2,500        477,500
    Argonaut Group, Inc. ............    14,000        299,880
    Leucadia National Corp. .........     6,000        189,960
    White Mountain Insurance
      Group*.........................       600        189,900
                                                  ------------
                                                     1,157,240
                                                  ------------
INTERNET SERVICES -- 0.3%
    eBay, Inc.*@.....................       100          6,162
    eSPEED, Inc. Cl-A*...............     4,000         43,640
    Genuity, Inc.*...................    30,000        114,000
    Meredith Corp. ..................     6,000        230,100
                                                  ------------
                                                       393,902
                                                  ------------
MACHINERY & EQUIPMENT -- 3.9%
    Baker Hughes, Inc.@..............    33,000      1,098,570
    Deere & Co.@.....................    20,000        958,000
    Flowserve Corp.*.................    15,000        447,000
    Gencorp, Inc. ...................    60,000        858,000
    Kadant, Inc.*....................     1,542         25,443
    SPS Technologies, Inc.*..........    27,000      1,030,590
    Thermo Electron Corp.*...........    65,000      1,072,500
                                                  ------------
                                                     5,490,103
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.7%
    Abbott Laboratories..............     8,000        301,200
    Apogent Technologies, Inc.*......    20,000        411,400
    INAMED Corp.*....................     7,000        187,040
    Invitrogen Corp.*................    13,000        416,130
    Owens & Minor, Inc. .............    15,000        296,400
    Sybron Dental Specialties,
      Inc.*..........................    35,000        647,500
    Viasys Healthcare, Inc.*.........     5,873        102,484
                                                  ------------
                                                     2,362,154
                                                  ------------
OIL & GAS -- 6.0%
    Burlington Resources, Inc.@......    34,000      1,292,000
    Conoco, Inc. ....................    59,000      1,640,200
    Devon Energy Corp.@..............      8,50        436,128
    El Paso Corp. ...................    27,000        556,470
    ENSCO International, Inc. .......    12,000        327,120
    Halliburton Co.@.................    80,000      1,275,200
    Kerr-McGee Corp.@................    22,089      1,182,866
    National Fuel Gas Co. ...........    30,000        675,300
    ONEOK, Inc. .....................    25,500        559,725
    Questar Corp. ...................    13,500        333,450
    Williams Companies, Inc. ........    38,500        230,615
                                                  ------------
                                                     8,509,074
                                                  ------------

AST GABELLI ALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
w
PAPER & FOREST PRODUCTS -- 1.8%
    International Paper Co.@.........    25,000   $  1,089,500
    MeadWestvaco Corp. ..............    45,000      1,510,200
                                                  ------------
                                                     2,599,700
                                                  ------------
PHARMACEUTICALS -- 2.4%
    Bristol-Meyers Squibb Co. .......    58,000      1,490,600
    Pfizer, Inc. ....................    10,000        350,000
    Schering-Plough Corp. ...........    24,000        590,400
    Wyeth............................    18,000        921,600
                                                  ------------
                                                     3,352,600
                                                  ------------
PRINTING & PUBLISHING -- 5.2%
    Gannett Co., Inc. ...............    13,000        986,700
    Journal Register Co.*............    20,000        402,000
    Knight-Ridder, Inc. .............    10,000        629,500
    McGraw-Hill Co., Inc. ...........     3,000        179,100
    New York Times Co. ..............     3,000        154,500
    Pulitzer, Inc. ..................    18,000        934,200
    Reader's Digest Assoc., Inc.
      Cl-B@..........................     7,700        177,100
    Tribune Co.@.....................    60,000      2,610,000
    Washington Post Co. Cl-B.........     2,500      1,362,500
                                                  ------------
                                                     7,435,600
                                                  ------------
RETAIL & MERCHANDISING -- 0.9%
    Blockbuster, Inc. Cl-A...........     4,000        107,600
    The Neiman Marcus Group, Inc.
      Cl-A*..........................    34,800      1,207,560
                                                  ------------
                                                     1,315,160
                                                  ------------
SEMICONDUCTORS -- 0.6%
    Texas Instruments, Inc.@.........    33,000        782,100
                                                  ------------
TELECOMMUNICATIONS -- 12.5%
    AT&T Corp. ......................   110,000      1,177,000
    AT&T Wireless Services, Inc.*....    80,308        469,802
    BCE, Inc. .......................    45,000        783,900
    BellSouth Corp. .................     6,800        214,200
    BroadWing, Inc.*.................   110,000        286,000
    BT Group PLC [ADR]...............    14,000        533,680
    Cable & Wireless Communications
      PLC [ADR]@.....................    40,000        310,800
    CenturyTel, Inc. ................    62,000      1,829,000
    Commonwealth Telephone
      Enterprises, Inc.*.............     1,000         40,240
    CoreComm Ltd.*...................    60,000          2,400
    Corning, Inc. ...................   260,000        923,000
    Deutsche Telekom AG [ADR]@.......    68,000        633,080
    France Telecom SA [ADR]@.........     3,000         28,140
    IDT Corp.*.......................       200          3,384
    IDT Corp. Cl-B*..................       200          3,220
    Leap Wireless International,
      Inc.*@.........................    50,000         54,000
    Liberty Satellite & Technology,
      Inc. Cl-A*.....................       200            450
    Lucent Technologies, Inc.@.......   366,000        607,560
    mmO2 PLC [ADR]*..................    70,000        441,000
    Motorola, Inc. ..................   144,800      2,088,015

                                        SHARES       VALUE
                                        ------       -----
    Nextel Communications, Inc. Cl-
      A*@............................   115,000   $    369,150
    Nextel Partners, Inc.*...........    28,000         84,280
    Nortel Networks Corp.*...........   140,000        203,000
    NTL, Inc.*.......................   130,000          4,160
    Price Communications Corp.*......    50,000        800,000
    QUALCOMM, Inc.*@.................    22,000        604,780
    Qwest Communications
      International, Inc. ...........   260,000        728,000
    Rural Cellular Corp.*............    16,000         16,640
    Sprint Corp. ....................    91,000        965,510
    Sprint Corp. (PCS Group)*@.......   100,000        447,000
    Telephone & Data Systems,
      Inc. ..........................    23,000      1,392,650
    United Pan-Europe Cl-A [ADR]*@...    12,000          1,320
    United States Cellular Corp.*@...    21,000        534,450
    Verizon Communications, Inc. ....    30,000      1,204,500
    Western Wireless Corp. Cl-A*.....    12,000         38,880
    WorldCom, Inc.*@.................   138,200         12,438
                                                  ------------
                                                    17,835,629
                                                  ------------
TRANSPORTATION -- 1.4%
    GATX Corp.@......................    15,500        466,550
    Navistar International Corp. ....    42,000      1,344,000
    PACCAR, Inc.@....................     3,000        133,170
                                                  ------------
                                                     1,943,720
                                                  ------------
UTILITIES -- 11.4%
    AES Corp.*.......................    60,000        325,200
    Allegheny Energy, Inc. ..........     3,000         77,250
    Aquila, Inc.@....................    10,000         80,000
    Calpine Corp.*@..................    30,000        210,900
    CH Energy Group, Inc. ...........     7,000        344,750
    Cinergy Corp.@...................    50,000      1,799,500
    Cleco Corp. .....................    13,500        295,650
    Constellation Energy Group,
      Inc. ..........................    30,000        880,200
    DPL, Inc.@.......................    30,000        793,500
    DQE, Inc.@.......................    35,000        490,000
    DTE Energy Co. ..................    12,000        535,680
    El Paso Electric Co.*............    30,000        415,500
    Equitable Resources, Inc. .......     7,000        240,100
    Exelon Corp. ....................     8,000        418,400
    Great Plains Energy, Inc. .......    20,000        407,000
    Mirant Corp.*@...................   150,000      1,095,000
    NiSource, Inc. ..................    10,000        218,300
    Northeast Utilities Co. .........   120,000      2,257,199
    NUI Corp. .......................     5,800        159,500
    PPL Corp. .......................     4,000        132,320
    Public Service Enterprise Group,
      Inc. ..........................     8,200        355,060
    RGS Energy Group, Inc. ..........    15,200        595,840
    Sierra Pacific Resources.........    40,000        312,000
    SJW Corp. .......................     1,500        121,500
    Teco Energy, Inc.@...............    40,000        990,000
    UIL Holdings Corp. ..............     6,500        353,990
    Unisource Energy Corp. ..........    10,000        186,000
    Westar Energy, Inc. .............    50,000        767,500

AST GABELLI ALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
    Wisconsin Energy Corp. ..........    24,500   $    619,115
    Xcel Energy, Inc. ...............    50,000        838,500
                                                  ------------
                                                    16,315,454
                                                  ------------
  TOTAL COMMON STOCK
    (Cost $171,424,616)..............              145,767,026
                                                  ------------
FOREIGN STOCK -- 0.1%
FINANCIAL SERVICES
    Pargesa Holding AG -- (CHF)
    (Cost $216,609)..................       100        206,028
                                                  ------------
                                         PAR
                                        (000)
                                        -----
CORPORATE OBLIGATIONS -- 0.1%
INTERNET SERVICES -- 0.1%
    Safeguard Scientifics
      5.00%, 06/15/06................  $    100         64,875
                                                  ------------
TELECOMMUNICATIONS -- 0.0%
    Level 3 Communications, Inc.
      6.00%, 03/15/10................       100         24,125
                                                  ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $93,506).....................                   89,000
                                                  ------------
                                        SHARES       VALUE
                                        ------       -----
PREFERRED STOCK -- 0.0%
BROADCASTING
  USA Networks, Inc. 1.99% [CVT]
  (Cost $4,408)......................        76   $      4,104
                                                  ------------
TOTAL INVESTMENTS -- 102.8%
  (Cost $171,739,139)................              146,066,158
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.8%).............               (3,951,651)
                                                  ------------
NET ASSETS -- 100.0%.................             $142,114,507
                                                  ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM LARGE-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 96.9%
AEROSPACE -- 1.3%
    Lockheed Martin Corp. ............    26,300    $  1,827,850
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.6%
    General Motors Corp. .............    16,900         903,305
                                                    ------------
AUTOMOTIVE PARTS -- 1.0%
    Delphi Automotive Systems
      Corp. ..........................    65,370         862,884
    Lear Corp.*.......................    11,965         553,381
                                                    ------------
                                                       1,416,265
                                                    ------------
BROADCASTING -- 1.1%
    Liberty Media Corp. Cl-A*.........   146,375       1,463,750
                                                    ------------
BUSINESS SERVICES -- 1.9%
    Fluor Corp.@......................    25,500         993,225
    Quintiles Transnational Corp.*....    47,400         592,026
    Viad Corp.@.......................    38,200         993,200
                                                    ------------
                                                       2,578,451
                                                    ------------
CLOTHING & APPAREL -- 0.4%
    V.F. Corp. .......................    12,500         490,125
                                                    ------------
COMPUTER HARDWARE -- 1.3%
    Hewlett-Packard Co. ..............    79,400       1,213,232
    Maxtor Corp.*.....................   118,000         533,360
                                                    ------------
                                                       1,746,592
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.9%
    Tech Data Corp.*@.................    34,700       1,313,395
                                                    ------------
CONGLOMERATES -- 2.6%
    Minnesota Mining & Manufacturing
      Co.@............................    13,800       1,697,400
    Philip Morris Co., Inc. ..........    42,800       1,869,504
                                                    ------------
                                                       3,566,904
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 5.0%
    Cendant Corp.*....................    42,000         666,960
    Johnson & Johnson Co.@............    20,600       1,076,556
    Procter & Gamble Co. .............    38,100       3,402,330
    Whirlpool Corp. ..................    28,500       1,862,760
                                                    ------------
                                                       7,008,606
                                                    ------------
CONTAINERS & PACKAGING -- 1.9%
    Ball Corp.@.......................    64,700       2,683,756
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.5%
    Arrow Electronics, Inc.*@.........   130,900       2,716,175
    Hubbell, Inc. Cl-B................    20,300         693,245
                                                    ------------
                                                       3,409,420
                                                    ------------
ENTERTAINMENT & LEISURE -- 2.0%
    The Walt Disney Co. ..............    91,000       1,719,900
    Viacom, Inc. Cl-B*@...............    25,200       1,118,124
                                                    ------------
                                                       2,838,024
                                                    ------------
FINANCIAL-BANK & TRUST -- 13.1%
    Bank of America Corp. ............    55,600       3,912,016
    Bank One Corp. ...................    49,100       1,889,368
    Comerica, Inc. ...................     7,400         454,360

                                         SHARES        VALUE
                                         ------        -----
    FleetBoston Financial Corp. ......    42,100    $  1,361,935
    J.P. Morgan Chase & Co.@..........    55,500       1,882,560
    Marshall & Ilsley Corp. ..........    16,400         507,252
    National City Corp.@..............    21,000         698,250
    U.S. Bancorp......................    88,000       2,054,800
    Wachovia Corp. ...................    60,000       2,290,800
    Wells Fargo & Co. ................    63,500       3,178,810
                                                    ------------
                                                      18,230,151
                                                    ------------
FINANCIAL SERVICES -- 10.2%
    American Express Co. .............    28,330       1,028,946
    Citigroup, Inc. ..................   146,875       5,691,406
    Fannie Mae........................    16,455       1,213,556
    Golden West Financial Corp. ......    15,100       1,038,578
    Household International, Inc.@....    24,100       1,197,770
    Merrill Lynch & Co., Inc.@........     5,400         218,700
    Morgan Stanley Dean Witter &
      Co. ............................    45,900       1,977,372
    Washington Mutual, Inc.@..........    49,800       1,848,078
                                                    ------------
                                                      14,214,406
                                                    ------------
FOOD -- 2.8%
    ConAgra Foods, Inc. ..............    72,400       2,001,860
    Hershey Foods Corp.@..............    29,800       1,862,500
                                                    ------------
                                                       3,864,360
                                                    ------------
HEALTHCARE SERVICES -- 1.2%
    HealthSouth Corp.*................    68,700         878,673
    Tenet Healthcare Corp.*...........    10,700         765,585
                                                    ------------
                                                       1,644,258
                                                    ------------
INSURANCE -- 4.9%
    American International Group,
      Inc.@...........................    28,200       1,924,086
    CIGNA Corp. ......................    12,100       1,178,782
    Fidelity National Financial,
      Inc. ...........................    76,440       2,415,504
    Progressive Corp. ................    22,700       1,313,195
                                                    ------------
                                                       6,831,567
                                                    ------------
MACHINERY & EQUIPMENT -- 2.2%
    AGCO Corp. .......................    33,900         661,050
    Grainger, (W.W.), Inc. ...........    37,000       1,853,700
    Johnson Controls, Inc. ...........     6,800         554,948
                                                    ------------
                                                       3,069,698
                                                    ------------
METALS & MINING -- 4.0%
    Nucor Corp. ......................    40,400       2,627,616
    United States Steel Corp.@........   148,300       2,949,687
                                                    ------------
                                                       5,577,303
                                                    ------------
OIL & GAS -- 11.3%
    Anadarko Petroleum Corp. .........    28,300       1,395,190
    Apache Corp. .....................     4,933         283,549
    ChevronTexaco Corp. ..............    26,100       2,309,850
    Devon Energy Corp.@...............    70,400       3,469,312
    Exxon Mobil Corp. ................   169,700       6,944,124
    Kinder Morgan Management LLC*.....         0               2
    Unocal Corp. .....................    37,000       1,366,780
                                                    ------------
                                                      15,768,807
                                                    ------------

AST DEAM LARGE-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
PHARMACEUTICALS -- 2.1%
    Bristol-Meyers Squibb Co. ........     9,900    $    254,430
    ICOS Corp.*.......................    34,000         576,640
    Merck & Co., Inc. ................    42,600       2,157,264
                                                    ------------
                                                       2,988,334
                                                    ------------
PRINTING & PUBLISHING -- 1.6%
    McGraw-Hill Co., Inc. ............    38,115       2,275,466
                                                    ------------
REAL ESTATE -- 2.0%
    Apartment Investment & Management
      Co. Cl-A [REIT].................     8,200         403,440
    Boston Properties, Inc. [REIT]....     9,500         379,525
    Equity Office Properties Trust
      [REIT]..........................    21,700         653,170
    Equity Residential Properties
      Trust [REIT]....................    17,900         514,625
    General Growth Properties, Inc.
      [REIT]..........................     8,300         423,300
    Simon Property Group, Inc.
      [REIT]..........................    11,900         438,396
                                                    ------------
                                                       2,812,456
                                                    ------------
RESTAURANTS -- 1.1%
    McDonald's Corp. .................    51,400       1,462,330
                                                    ------------
RETAIL & MERCHANDISING -- 1.0%
    Blockbuster, Inc. Cl-A@...........     6,565         176,599
    Office Depot, Inc.*...............    68,200       1,145,760
                                                    ------------
                                                       1,322,359
                                                    ------------
SEMICONDUCTORS -- 1.2%
    Conexant Systems, Inc.*...........   225,600         365,472
    LSI Logic Corp.*..................   105,300         921,375
    Skyworks Solutions, Inc.*.........    79,186         439,480
                                                    ------------
                                                       1,726,327
                                                    ------------
TELECOMMUNICATIONS -- 8.4%
    AT&T Wireless Services, Inc.*@....    88,800         519,480
    BellSouth Corp. ..................    78,900       2,485,350
    SBC Communications, Inc. .........    77,700       2,369,850
    Sprint Corp. .....................   220,600       2,340,566
    Verizon Communications, Inc. .....    98,000       3,934,700
                                                    ------------
                                                      11,649,946
                                                    ------------
TRANSPORTATION -- 1.0%
    CNF Transportation, Inc. .........    38,400       1,458,432
                                                    ------------
UTILITIES -- 6.3%
    Dominion Resources, Inc. .........    21,000       1,390,200
    Edison International Co.*.........    56,100         953,700

                                         SHARES        VALUE
                                         ------        -----
    Entergy Corp. ....................    24,900    $  1,056,756
    Exelon Corp. .....................    24,800       1,297,040
    PG&E Corp.*.......................    82,200       1,470,558
    Southern Co. .....................    50,000       1,370,000
    TXU Corp.@........................    23,500       1,211,425
                                                    ------------
                                                       8,749,679
                                                    ------------
TOTAL COMMON STOCK
  (Cost $145,750,495).................               134,892,322
                                                    ------------
                                           PAR
                                          (000)
                                          -----
CORPORATE OBLIGATIONS -- 0.0%
RETAIL & MERCHANDISING
    Ames Department Stores, Inc.
      10.00%, 04/15/06 144A++++
    (Cost $13,156)....................   $    40             600
                                                    ------------
SHORT-TERM INVESTMENTS -- 0.2%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.62%, 07/18/02#................       130         129,900
      1.65%, 07/18/02#................        90          89,930
      1.70%, 07/18/02#................        20          19,984
                                                    ------------
    (Cost $239,814)...................                   239,814
                                                    ------------
TOTAL INVESTMENTS -- 97.1%
  (Cost $146,003,465).................               135,132,736
OTHER ASSETS LESS
  LIABILITIES -- 2.9%.................                 4,014,836
                                                    ------------
NET ASSETS -- 100.0%..................              $139,147,572
                                                    ============

# Securities with an aggregate market value of $239,814 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

                              EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION                     MONTH       CONTRACTS    DEPRECIATION
---------------------------------------------------------------------
S&P 500.....................    09/02          12          $20,250
                                                           =======

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CORPORATE OBLIGATIONS -- 83.9%
AEROSPACE -- 2.5%
    Alliant Techsystems, Inc.
      8.50%, 05/15/11...................  $  250  $   262,500
    BE Aerospace, Inc.
      8.875%, 05/01/11..................     550      514,249
    Dyncorp, Inc.
      9.50%, 03/01/07...................     350      364,000
    Gencorp, Inc.
      5.75%, 04/15/07 144A..............     450      485,438
    Raytheon Co.
      6.30%, 03/15/05...................     450      468,945
                                                  -----------
                                                    2,095,132
                                                  -----------
AIRLINES -- 0.6%
    Continental Airlines, Inc.
      8.00%, 12/15/05...................     115      101,775
    Delta Air Lines
      10.375%, 02/01/11.................     400      401,501
                                                  -----------
                                                      503,276
                                                  -----------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Oshkosh Truck Corp.
      8.75%, 03/01/08...................     700      728,000
                                                  -----------
AUTOMOTIVE PARTS -- 3.3%
    ArvinMeritor, Inc.
      8.75%, 03/01/12...................     750      799,875
    Dana Corp.
      10.125%, 03/15/10 144A@...........     500      512,500
    Delco Remy International, Inc.
      11.00%, 05/01/09@.................   1,000      825,000
    Goodyear Tire & Rubber Co.
      7.857%, 08/15/11..................     750      692,734
                                                  -----------
                                                    2,830,109
                                                  -----------
BROADCASTING -- 1.2%
    Entercom Radio Capital Co.
      7.625%, 03/01/14..................     250      249,375
    Fox/Liberty Networks LLC
      8.875%, 08/15/07..................     290      304,138
    Sinclair Broadcast Group, Inc.
      8.75%, 12/15/11...................     500      502,500
                                                  -----------
                                                    1,056,013
                                                  -----------
BUILDING MATERIALS -- 0.4%
    Beazer Homes USA
      8.375%, 04/15/12 144A.............     350      355,250
                                                  -----------
BUSINESS SERVICES -- 1.7%
    Iron Mountain, Inc.
      8.75%, 09/30/09...................     370      380,175
      8.625%, 04/01/13..................     500      513,750
    IVAX Corp.
      5.50%, 05/15/07 [CVT]@............     700      573,125
                                                  -----------
                                                    1,467,050
                                                  -----------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CABLE TELEVISION -- 2.1%
    CSC Holdings, Inc.
      8.125%, 08/15/09..................  $1,000  $   829,127
    Frontiervision L.P. Capital Corp.
      11.00%, 10/15/06..................     650      546,000
    Mediacom LLC
      8.50%, 04/15/08...................     500      435,000
                                                  -----------
                                                    1,810,127
                                                  -----------
CHEMICALS -- 4.3%
    Airgas, Inc.
      9.125%, 10/01/11..................     250      265,000
    Ferro Corp.
      9.125%, 01/01/09..................     350      376,545
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09.................     500      442,500
    IMC Global, Inc.
      11.25%, 06/01/11..................     400      434,000
    Lyondell Chemical Co.
      9.625%, 05/01/07..................     700      672,000
    Methanex Corp.
      8.75%, 08/15/12...................     100      102,500
    OM Group, Inc.
      9.25%, 12/15/11...................     500      520,000
    Solutia, Inc.
      6.72%, 10/15/37@..................     500      427,500
    Texas Petrochemical Corp.
      11.125%, 07/01/06.................     500      407,500
                                                  -----------
                                                    3,647,545
                                                  -----------
COMPUTER HARDWARE -- 0.4%
    Seagate Technology HDD Holdings
      8.00%, 05/15/09...................     325      326,625
                                                  -----------
COMPUTER SERVICES & SOFTWARE -- 2.4%
    Affiliated Computer Services, Inc.
      3.50%, 02/15/06 [CVT].............     250      317,813
    Computer Associates International,
      Inc.
      6.375%, 04/15/05..................     300      272,289
    Manugistics Group, Inc.
      5.00%, 11/01/07 [CVT].............     350      232,750
    Mercury Interactive Corp.
      4.75%, 07/01/07...................     500      402,499
    Rational Software Corp.
      5.00%, 02/01/07...................     250      205,313
    Unisys Corp.
      8.125%, 06/01/06..................     400      398,000
    Wind River Systems, Inc.
      3.75%, 12/15/06...................     300      210,375
                                                  -----------
                                                    2,039,039
                                                  -----------
CONGLOMERATES -- 0.4%
    The Bisys Group, Inc.
      4.00%, 03/15/06...................     300      352,875
                                                  -----------

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
CONSTRUCTION -- 1.5%
    D.R. Horton, Inc.
      10.00%, 04/15/06..................  $  400  $   411,000
    Lennar Corp.
      7.625%, 03/01/09..................     350      357,000
    Schuler Homes, Inc.
      9.375%, 07/15/09..................     500      512,500
                                                  -----------
                                                    1,280,500
                                                  -----------
CONSUMER PRODUCTS & SERVICES -- 2.5%
    Burr-Brown Corp.
      4.25%, 02/15/07...................     250      252,813
    Georgia-Pacific Corp.
      8.125%, 06/15/23..................     250      219,520
    Hanover Compressor Co.
      4.75%, 03/15/08...................     500      403,750
    Interim Services Co.
      4.50%, 06/01/05 [CVT].............     200      176,000
    International Flavors & Fragrance,
      Inc.
      6.45%, 05/15/06...................     500      520,613
    Johnsondiversey, Inc.
      9.625%, 05/15/12 144A@............     250      262,500
    Levi Strauss & Co.
      11.625%, 01/15/08@................     300      291,000
                                                  -----------
                                                    2,126,196
                                                  -----------
CONTAINERS & PACKAGING -- 2.8%
    Four M Corp. Cl-B
      12.00%, 06/01/06..................     350      360,500
    Graphic Packaging Corp.
      8.625%, 02/15/12 144A.............     750      778,125
    Owens-Brockway Glass Container, Inc.
      8.875%, 02/15/09 144A@............   1,000    1,005,000
    Stone Container Corp.
      8.375%, 07/01/12 144A.............     250      253,125
                                                  -----------
                                                    2,396,750
                                                  -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.7%
    L-3 Communications Corp.
      7.625%, 06/15/12 144A.............     625      629,688
    LSI Logic Corp.
      4.00%, 02/15/05...................     750      639,375
    RF Micro Devices, Inc.
      3.75%, 08/15/05...................     200      157,500
                                                  -----------
                                                    1,426,563
                                                  -----------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
ENTERTAINMENT & LEISURE -- 6.0%
    Aztar Corp.
      8.875%, 05/15/07..................  $  500  $   505,625
    Boyd Gaming Corp.
      8.75%, 04/15/12 144A..............     700      703,500
    Chumash Casino & Resort
      9.00%, 07/15/10 144A..............     100      101,750
    Entravision Communications Corp.
      8.125%, 03/15/09 144A.............     250      252,500
    Harrahs Operating Co., Inc.
      7.50%, 01/15/09...................     500      528,437
    Isle of Capri Casinos, Inc.
      9.00%, 03/15/12 144A..............     500      507,500
    Mandalay Resort Group
      9.375%, 02/15/10..................     600      627,000
    Mohegan Tribal Gaming Co.
      8.75%, 01/01/09...................   1,000    1,041,249
    Park Place Entertainment Corp.
      9.375%, 02/15/07..................     350      367,500
    Six Flags, Inc.
      9.50%, 02/01/09...................     500      512,500
                                                  -----------
                                                    5,147,561
                                                  -----------
ENVIRONMENTAL SERVICES -- 1.4%
    Allied Waste North America Co. Cl-B
      7.875%, 01/01/09..................   1,200    1,155,000
                                                  -----------
EQUIPMENT SERVICES -- 0.2%
    Navistar International Corp.
      9.375%, 06/01/06..................     150      155,250
                                                  -----------
FINANCIAL-BANK & TRUST -- 0.4%
    Wachovia Corp.
      6.605%, 10/01/25..................     325      344,604
                                                  -----------
FINANCIAL SERVICES -- 3.9%
    Alamosa Delaware, Inc.
      13.625%, 08/15/11.................   1,000      305,000
    EOP Operating L.P.
      7.25%, 11/15/08...................     250      270,625
    Ford Motor Credit Corp.
      7.25%, 10/25/11...................     500      503,241
    GATX Financial Corp.
      8.875%, 06/01/09..................     800      803,707
    Regions Financial Corp.
      7.00%, 03/01/11...................   1,000    1,072,547
    Tesoro Escrow Corp.
      9.625%, 04/01/12 144A.............     400      368,000
                                                  -----------
                                                    3,323,120
                                                  -----------

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--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
FOOD -- 7.5%
    American Seafood Group LLC
      10.125%, 04/15/10.................  $  675  $   685,125
    B&G Foods, Inc.
      9.625%, 08/01/07 144A.............     350      362,250
      9.625%, 08/01/07..................     150      154,500
    ConAgra Foods, Inc.
      6.00%, 09/15/06...................     500      519,935
    Corn Products International, Inc.
      8.45%, 08/15/09...................     450      453,569
    Dean Foods Co.
      6.625%, 05/15/09..................     400      383,243
    Dole Foods Co.
      7.875%, 07/15/13..................     500      521,315
    Great Atlantic & Pacific Tea Co.,
      Inc.
      7.75%, 04/15/07...................     500      462,500
      9.125%, 12/15/11..................     500      467,500
    Ingles Markets, Inc.
      8.875%, 12/01/11..................     750      749,999
    Land O' Lakes, Inc.
      8.75%, 11/15/11 144A..............     500      472,500
    Michael Foods, Inc.
      11.75%, 04/01/11..................     225      246,375
    Roundy's, Inc.
      8.875%, 06/15/12 144A.............     400      401,000
    Stater Brothers Holdings, Inc.
      10.75%, 08/15/06..................     400      414,000
                                                  -----------
                                                    6,293,811
                                                  -----------
FURNITURE -- 0.6%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07..................     500      507,500
                                                  -----------
HEALTHCARE SERVICES -- 5.3%
    AdvancePCS
      8.50%, 04/01/08...................     350      363,125
    Cell Therapeutic, Inc.
      5.75%, 06/15/08...................     150       78,188
    Coventry Health Care, Inc.
      8.125%, 02/15/12..................     500      512,500
    Extendicare Health Services
      9.50%, 07/01/10...................     100      101,250
    HEALTHSOUTH Corp.
      8.375%, 10/01/11..................     760      798,000
    Pacificare Health Systems, Inc.
      10.75%, 06/01/09 144A.............     800      823,000
    Rotech Healthcare, Inc.
      9.50%, 04/01/12...................     750      768,750
    Triad Hospitals, Inc.
      8.75%, 05/01/09...................     400      418,000
    Universal Health Services, Inc.
      0.426%, 06/23/06 [CVT]............   1,000      621,250
                                                  -----------
                                                    4,484,063
                                                  -----------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
HOTELS & MOTELS -- 1.9%
    Aztar Corp.
      9.00%, 08/15/11...................  $  150  $   153,188
    Felcor Lodging L.P.
      8.50%, 06/01/11...................     500      490,000
    Hammons, (John Q.) Hotels, Inc.
      8.875%, 05/15/12 144A.............     450      443,250
    Hilton Hotels Corp.
      8.25%, 02/15/11...................     500      518,525
                                                  -----------
                                                    1,604,963
                                                  -----------
INDUSTRIAL PRODUCTS -- 2.3%
    Dresser, Inc.
      9.375%, 04/15/11..................     500      512,500
    EDO Corp.
      5.25%, 04/15/07...................     500      581,875
    Interface, Inc.
      9.50%, 11/15/05...................     500      504,375
    Interpublic Group of Companies, Inc.
      1.87%, 06/01/06...................     500      393,750
                                                  -----------
                                                    1,992,500
                                                  -----------
INTERNET SERVICES -- 0.9%
    Juniper Networks, Inc.
      4.75%, 03/15/07...................     500      308,750
    Symantec Corp.
      3.00%, 11/01/06...................     400      485,500
                                                  -----------
                                                      794,250
                                                  -----------
MACHINERY & EQUIPMENT -- 2.0%
    Agilent Technoogies, Inc.
      3.00%, 08/04/02...................     250      256,563
    Case Corp.
      7.25%, 08/01/05...................     650      605,670
    Thermo Electron Corp.
      4.00%, 01/15/05...................     500      479,375
    Trimas Corp.
      9.875%, 06/15/12 144A.............     350      350,875
                                                  -----------
                                                    1,692,483
                                                  -----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Fisher Scientific International,
      Inc.
      9.00%, 02/01/08...................     250      258,750
    Hanger Orthopedic Group, Inc.
      10.375%, 02/15/09.................     250      263,125
    Prime Medical Services, Inc.
      8.75%, 04/01/08...................     500      472,500
                                                  -----------
                                                      994,375
                                                  -----------
METALS & MINING -- 0.6%
    AK Steel Corp.
      9.125%, 12/15/06..................     250      262,650
    Armco, Inc.
      9.00%, 09/15/07...................     250      256,250
                                                  -----------
                                                      518,900
                                                  -----------
OFFICE EQUIPMENT -- 0.5%
    Xerox Corp.
      5.50%, 11/15/03...................     500      437,500
                                                  -----------

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
OIL & GAS -- 5.8%
    Anadarko Petroleum Corp.
      1.456%, 03/07/20 [CVT, ZCB].......  $  300  $   192,750
    Forest Oil Corp.
      8.00%, 06/15/08...................     350      352,625
    KCS Energy, Inc.
      11.00%, 01/15/03..................     450      447,750
      8.875%, 01/15/06..................     200      149,000
    Key Energy Services, Inc.
      8.375%, 03/01/08..................     500      515,000
    Lomak Petroleum Corp.
      8.75%, 01/15/07...................     200      204,000
    Magnum Hunter Resources, Inc.
      9.60%, 03/15/12...................     250      257,500
    Mission Resources Corp.
      10.875%, 04/01/07.................     250      206,250
    Parker Drilling Co.
      5.50%, 08/01/04...................     440      418,550
      10.125%, 11/15/09 144A............     335      351,750
    Pennzoil-Quaker State Co.
      10.00%, 11/01/08..................     250      294,063
    PSEG Energy Holdings, Inc.
      8.50%, 06/15/11...................     500      467,558
    Ram Energy, Inc.
      11.50%, 02/15/08..................     250      127,500
    Stone Energy Corp.
      8.25%, 12/15/11...................     200      201,000
    Swift Energy Co.
      9.375%, 05/01/12..................     750      716,249
                                                  -----------
                                                    4,901,545
                                                  -----------
PAPER & FOREST PRODUCTS -- 1.4%
    Buckeye Technologies, Inc.
      8.00%, 10/15/10...................     500      412,500
    Longview Fibre Co.
      10.00%, 01/15/09 144A.............     500      521,250
    Stone Container Corp.
      9.25%, 02/01/08...................     250      264,375
                                                  -----------
                                                    1,198,125
                                                  -----------
REAL ESTATE -- 2.2%
    American Standard, Inc.
      8.25%, 06/01/09...................     500      525,000
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08..................     250      240,625
    Host Marriott L.P.
      9.25%, 10/01/07 [REIT]............     500      505,000
    Ventas Realty L.P. Capital Corp.
      8.75%, 05/01/09 [REIT] 144A.......     600      609,000
                                                  -----------
                                                    1,879,625
                                                  -----------
RETAIL & MERCHANDISING -- 0.5%
    Dollar General Corp.
      8.625%, 06/15/10..................     200      203,568
    R.H. Donnelly, Inc.
      9.125%, 06/01/08..................     250      260,000
                                                  -----------
                                                      463,568
                                                  -----------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
SEMICONDUCTORS -- 0.3%
    Vitesse Semiconductor Corp.
      4.00%, 03/15/05...................  $  300  $   234,000
                                                  -----------
TELECOMMUNICATIONS -- 6.3%
    Block Communications, Inc.
      9.25%, 04/15/09 144A..............   1,000      999,999
    Charter Communications Holdings,
      Inc.
      10.00%, 05/15/11..................   1,000      680,000
    Crown Castle International Corp.
      Ltd.
      10.75%, 08/01/11@.................     350      232,750
    Dobson Communications Corp.
      10.875%, 07/01/10.................     500      297,500
    Echostar DBS Corp.
      9.125%, 01/15/09 144A.............     700      644,000
    L-3 Communications Corp. Cl-B
      10.375%, 05/01/07.................     500      528,125
    Nextel Communications, Inc.
      12.00%, 11/01/08..................     325      179,563
      9.50%, 02/01/11...................   1,000      495,000
    Rogers Wireless, Inc.
      9.625%, 05/01/11..................     500      332,500
    Rural Cellular Corp.
      9.75%, 01/15/10@..................     500      242,500
    SBA Communications Corp.
      10.25%, 02/01/09@.................     250      151,250
    Tritel PCS, Inc.
      10.375%, 01/15/11.................     325      297,375
    Triton PCS, Inc.
      2.974%, 05/01/08 [STEP]...........     250      153,750
    Western Wireless Corp.
      10.50%, 02/01/07@.................     250      106,250
                                                  -----------
                                                    5,340,562
                                                  -----------
TRANSPORTATION -- 0.6%
    Avis Group Holdings, Inc.
      11.00%, 05/01/09..................     500      547,500
                                                  -----------
UTILITIES -- 3.4%
    AES Corp.
      9.50%, 06/01/09...................     500      332,500
    Calpine Corp.
      7.875%, 04/01/08..................     500      332,500
    Kansas City Power & Light Co.
      7.125%, 12/15/05..................     300      319,651
    Mirant Americas Generation Corp.
      7.625%, 05/01/06..................     750      608,068
    PPL Energy Supply LLC
      6.40%, 11/01/11...................     500      466,833
    Virginia Electric & Power Co.
      7.00%, 01/01/24...................     300      294,951
    Wisconsin Public Service Corp.
      6.125%, 08/01/11..................     500      505,865
                                                  -----------
                                                    2,860,368
                                                  -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $75,160,225)....................           71,312,223
                                                  -----------

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------

                                           PAR
                                          (000)      VALUE
                                          -----      -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
    Federal National Conventional Loan
      7.00%, 06/01/31-11/01/31..........  $1,579  $ 1,637,867
                                                  -----------
    Federal National Mortgage Assoc.
      7.00%, 12/01/30-03/01/32..........   2,639    2,737,466
                                                  -----------
    (Cost $4,290,036)...................            4,375,333
                                                  -----------

                                          SHARES
                                          ------
PREFERRED STOCK -- 4.2%
AEROSPACE -- 0.4%
    Raytheon Co. 8.25% [CVT]...........    4,500        298,125
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    Electronic Data Systems Corp.
      7.625% [CVT].....................    7,000        260,400
                                                    -----------
ENTERTAINMENT & LEISURE -- 0.2%
    Six Flags, Inc. 7.25% [CVT]........    8,000        184,800
                                                    -----------
FINANCIAL-BANK & TRUST -- 0.4%
    Union Pacific Capital Trust
      6.25% [CVT]*.....................    6,000        314,250
                                                    -----------
FINANCIAL SERVICES -- 0.7%
    Ford Motor Co. Capital Trust II
      6.50% [CVT]......................    6,000        337,500
    Washington Mutual, Inc.
      5.375% [CVT].....................    5,000        265,625
                                                    -----------
                                                        603,125
                                                    -----------
INSURANCE -- 0.2%
    Ace Ltd. 8.25% [CVT]...............    2,900        186,789
                                                    -----------
LUMBER & WOOD PRODUCTS -- 0.8%
    Temple-Inland, Inc. 7.50% [CVT]....   12,500        686,250
                                                    -----------
METALS & MINING -- 0.3%
    Phelps Dodge Corp. 6.75% [CVT].....    2,500        263,750
                                                    -----------
OIL & GAS -- 0.3%
    Dominion Resources, Inc. 9.50%
      [CVT]............................    4,000        242,800
                                                    -----------
RAILROADS -- 0.3%
    Canadian National Railway Co. 5.25%
      [CVT]............................    4,000        272,600
                                                    -----------
TELECOMMUNICATIONS -- 0.1%
    Cox Communications, Inc. 7.75%
      [CVT]............................    2,500         73,250
                                                    -----------
UTILITIES -- 0.2%
    NRG Energy, Inc. 6.50% [CVT].......   15,000        169,500
                                                    -----------
TOTAL PREFERRED STOCK
  (Cost $3,718,465)....................               3,555,639
                                                    -----------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
FOREIGN BONDS -- 4.1%
BROADCASTING -- 0.4%
    TV Azteca SA de CV Cl-B -- (MEX)
      10.50%, 02/15/07@...............       375    $   364,688
                                                    -----------
CONGLOMERATES -- 0.3%
    Tyco International Group SA --
      (LUX)
      6.25%, 06/15/03.................       250        217,560
                                                    -----------
METALS & MINING -- 0.3%
    Euramax International PLC -- (GBP)
      11.25%, 10/01/06................       220        221,100
                                                    -----------
PAPER & FOREST PRODUCTS -- 1.4%
    Abitibi Consolidated,
      Inc. -- (CAD)
      8.55%, 08/01/10.................       750        784,215
    Tembec Industries, Inc. -- (CAD)
      7.75%, 03/15/12.................       500        498,750
                                                    -----------
                                                      1,282,965
                                                    -----------
PHARMACEUTICALS -- 0.6%
    Biovail Corp. -- (CAD)
      7.875%, 04/01/10................       500        485,000
                                                    -----------
SEMICONDUCTORS -- 0.1%
    ASML Holding N.V. -- (NLG)
      4.25%, 11/30/04.................       100         87,853
                                                    -----------
TELECOMMUNICATIONS -- 1.0%
    Amdocs Ltd. -- (GBP)
      2.00%, 06/01/08.................     1,000        868,750
                                                    -----------
TOTAL FOREIGN BONDS
  (Cost $3,550,163)...................                3,527,916
                                                    -----------

                                          SHARES
                                         --------
COMMON STOCK -- 0.0%
COMPUTER HARDWARE -- 0.0%
    EMC Corp.*.........................    3,000         22,650
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 0.0%
    McDATA Corp. Cl-A*.................      110            969
                                                    -----------
TOTAL COMMON STOCK
  (Cost $126,604)......................                  23,619
                                                    -----------
TOTAL INVESTMENTS -- 97.3%
  (Cost $86,845,493)...................              82,794,730
OTHER ASSETS LESS
  LIABILITIES -- 2.7%..................               2,326,077
                                                    -----------
NET ASSETS -- 100.0%...................             $85,120,807
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 97.3%
AUTOMOTIVE PARTS -- 2.6%
    Genuine Parts Co. ................    17,300   $   603,251
    Goodyear Tire & Rubber Co.@.......    15,200       284,392
                                                   -----------
                                                       887,643
                                                   -----------
CABLE TELEVISION -- 1.8%
    Comcast Corp. Cl-A*@..............    26,200       624,608
                                                   -----------
CHEMICALS -- 5.4%
    Dow Chemical Co.@.................    20,500       704,790
    DuPont, (E.I.) de Nemours &
      Co. ............................    15,975       709,290
    Eastman Chemical Co. .............     8,725       409,203
                                                   -----------
                                                     1,823,283
                                                   -----------
CLOTHING & APPAREL -- 0.1%
    V.F. Corp. .......................       850        33,329
                                                   -----------
COMPUTER HARDWARE -- 2.8%
    Dell Computer Corp.*..............    15,600       407,784
    Hewlett-Packard Co. ..............    35,450       541,676
                                                   -----------
                                                       949,460
                                                   -----------
COMPUTER SERVICES & SOFTWARE -- 3.7%
    Electronic Data Systems Corp.@....     8,000       297,200
    Microsoft Corp.*..................    17,200       940,840
                                                   -----------
                                                     1,238,040
                                                   -----------
CONGLOMERATES -- 0.7%
    Philip Morris Co., Inc. ..........     5,450       238,056
                                                   -----------
CONSTRUCTION -- 0.6%
    Centex Corp. .....................     3,600       208,044
                                                   -----------
CONSUMER PRODUCTS & SERVICES -- 2.2%
    Johnson & Johnson Co.@............     6,400       334,464
    Whirlpool Corp. ..................     6,100       398,696
                                                   -----------
                                                       733,160
                                                   -----------
CONTAINERS & PACKAGING -- 1.2%
    Smurfit-Stone Container Corp.*@...    25,600       394,752
                                                   -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.3%
    Cooper Industries, Inc.*..........     4,300       168,990
    General Electric Co. .............    35,800     1,039,990
    Solectron Corp.*@.................    38,997       239,832
                                                   -----------
                                                     1,448,812
                                                   -----------
ENTERTAINMENT & LEISURE -- 3.6%
    AOL Time Warner, Inc.*............    16,000       235,360
    Viacom, Inc. Cl-B*@...............    22,400       993,888
                                                   -----------
                                                     1,229,248
                                                   -----------
FINANCIAL-BANK & TRUST -- 11.1%
    Bank of America Corp. ............    11,725       824,970
    Bank One Corp. ...................    11,725       451,178
    FleetBoston Financial Corp. ......    18,025       583,109
    MBNA Corp. .......................    20,000       661,400
    National City Corp.@..............    11,800       392,350
    Regions Financial Corp. ..........     8,150       286,473
    Wachovia Corp. ...................    14,650       559,337
                                                   -----------
                                                     3,758,817
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
FINANCIAL SERVICES -- 13.3%
    Citigroup, Inc. ..................    24,000   $   929,999
    Fannie Mae........................     6,100       449,875
    Freddie Mac.......................    19,100     1,168,919
    Golden West Financial Corp. ......     7,475       514,131
    Goldman Sachs Group, Inc.@........     3,900       286,065
    Lehman Brothers Holdings, Inc. ...     7,200       450,144
    Washington Mutual, Inc.@..........    19,925       739,417
                                                   -----------
                                                     4,538,550
                                                   -----------
HEALTHCARE SERVICES -- 5.7%
    Aetna, Inc.*......................     4,950       237,452
    Cardinal Health, Inc.@............     7,600       466,716
    Tenet Healthcare Corp.*...........     4,100       293,355
    UnitedHealth Group, Inc.@.........    10,200       933,810
                                                   -----------
                                                     1,931,333
                                                   -----------
INSURANCE -- 2.2%
    American International Group,
      Inc. ...........................    10,200       695,946
    Torchmark Corp. ..................     1,200        45,840
                                                   -----------
                                                       741,786
                                                   -----------
OIL & GAS -- 5.2%
    Conoco, Inc. .....................    18,400       511,520
    Occidental Petroleum Corp. .......    16,400       491,836
    Phillips Petroleum Co. ...........    12,875       758,080
                                                   -----------
                                                     1,761,436
                                                   -----------
PAPER & FOREST PRODUCTS -- 1.0%
    Georgia-Pacific Corp. ............    13,150       323,227
                                                   -----------
PHARMACEUTICALS -- 4.3%
    Pfizer, Inc. .....................    36,300     1,270,500
    Pharmacia Corp. ..................     5,300       198,485
                                                   -----------
                                                     1,468,985
                                                   -----------
RAILROADS -- 2.5%
    Burlington Northern Santa Fe
      Corp. ..........................    25,150       754,500
    Norfolk Southern Corp.@...........     4,600       107,548
                                                   -----------
                                                       862,048
                                                   -----------
RETAIL & MERCHANDISING -- 12.1%
    Federated Department Stores,
      Inc.*@..........................     4,100       162,770
    Home Depot, Inc. .................    22,500       826,425
    Kohl's Corp.*.....................    16,600     1,163,327
    May Department Stores Co. ........     8,250       271,673
    Sears, Roebuck & Co. .............     3,400       184,620
    Target Corp. .....................     6,700       255,270
    Wal-Mart Stores, Inc. ............     6,800       374,068
    Walgreen Co. .....................    22,100       853,723
                                                   -----------
                                                     4,091,876
                                                   -----------
SEMICONDUCTORS -- 2.0%
    Intel Corp. ......................    37,400       683,298
                                                   -----------

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--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
TELECOMMUNICATIONS -- 4.7%
    Corning, Inc. ....................    44,300   $   157,265
    Nokia Corp. Cl-A [ADR]............    46,600       674,768
    Nortel Networks Corp.*............   119,900       173,855
    Qwest Communications
      International, Inc. ............    76,500       214,200
    Sprint Corp. (PCS Group)*@........    41,020       183,359
    Tellabs, Inc.*....................    30,700       190,340
    WorldCom, Inc.*@..................   133,900        12,051
                                                   -----------
                                                     1,605,838
                                                   -----------
UTILITIES -- 4.2%
    Ameren Corp. .....................     9,700       417,197
    American Electric Power Co.,
      Inc.@...........................    15,100       604,302
    Cinergy Corp.@....................    11,000       395,890
                                                   -----------
                                                     1,417,389
                                                   -----------
TOTAL COMMON STOCK
  (Cost $36,729,567)..................              32,993,018
                                                   -----------

                                         SHARES       VALUE
                                         ------       -----
FOREIGN STOCK -- 0.6%
AUTOMOTIVE PARTS
    Magna International, Inc. Cl-A --
    (CAD) (Cost $219,565).............     3,000   $   206,550
                                                   -----------
TOTAL INVESTMENTS -- 97.9%
  (Cost $36,949,132)..................              33,199,568
OTHER ASSETS LESS
  LIABILITIES -- 2.1%.................                 695,474
                                                   -----------
NET ASSETS -- 100.0%..................             $33,895,042
                                                   ===========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

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--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 94.9%
AEROSPACE -- 0.3%
    Goodrich Corp. ..................       8,400   $   229,488
                                                    -----------
AUTOMOBILE MANUFACTURERS -- 0.9%
    Ford Motor Co. ..................       1,000        16,000
    General Motors Corp.@............      12,600       673,470
                                                    -----------
                                                        689,470
                                                    -----------
AUTOMOTIVE PARTS -- 3.5%
    Autoliv, Inc. ...................      10,400       262,080
    AutoNation, Inc.*................      26,900       390,050
    Dana Corp. ......................      23,025       426,653
    Delphi Automotive Systems
      Corp. .........................      28,800       380,160
    Genuine Parts Co. ...............      13,625       475,104
    Goodyear Tire & Rubber Co.@......      22,000       411,620
    Lear Corp.*......................       7,400       342,250
                                                    -----------
                                                      2,687,917
                                                    -----------
BROADCASTING -- 0.8%
    Liberty Media Corp. Cl-A*........      65,200       652,000
                                                    -----------
BUILDING MATERIALS -- 0.8%
    Martin Marietta Materials
      Corp. .........................       8,000       312,000
    The Sherwin-Williams Co.@........      11,350       339,706
                                                    -----------
                                                        651,706
                                                    -----------
BUSINESS SERVICES -- 0.3%
    Ingram Micro, Inc. Cl-A*.........      16,500       226,875
                                                    -----------
CABLE TELEVISION -- 0.8%
    Comcast Corp. Cl-A*@.............      24,800       591,232
                                                    -----------
CHEMICALS -- 4.7%
    Ashland, Inc. ...................      10,250       415,125
    Cabot Corp. .....................       2,075        59,449
    Dow Chemical Co.@................      24,300       835,434
    DuPont, (E.I.) de Nemours &
      Co. ...........................      24,725     1,097,789
    Eastman Chemical Co. ............       2,100        98,490
    FMC Corp.*.......................       3,000        90,510
    Millennium Chemicals, Inc. ......      10,000       140,500
    PPG Industries, Inc.@............       8,300       513,770
    Praxair, Inc. ...................       2,700       153,819
    The Lubrizol Corp. ..............       8,175       273,863
                                                    -----------
                                                      3,678,749
                                                    -----------
CLOTHING & APPAREL -- 0.5%
    Liz Claiborne, Inc. .............       9,950       316,410
    V.F. Corp. ......................       1,025        40,190
                                                    -----------
                                                        356,600
                                                    -----------
COMPUTER HARDWARE -- 2.3%
    Hewlett-Packard Co. .............      71,524     1,092,887
    International Business Machines
      Corp.@.........................       8,730       628,560
    Quantum Corp.*...................      23,275        97,755
                                                    -----------
                                                      1,819,202
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 0.9%
    Electronic Data Systems Corp.@...      10,000       371,500
    Tech Data Corp.*@................       8,050       304,693
                                                    -----------
                                                        676,193
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
CONGLOMERATES -- 1.4%
    Philip Morris Co., Inc. .........      24,500   $ 1,070,160
                                                    -----------
CONSTRUCTION -- 1.7%
    Centex Corp. ....................       7,800       450,762
    KB Home Co. .....................       8,400       432,684
    Pulte Corp.@.....................       7,700       442,596
                                                    -----------
                                                      1,326,042
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 3.0%
    Eastman Kodak Co. ...............      18,000       525,060
    Fortune Brands, Inc. ............       9,000       504,000
    Maytag Corp. ....................       7,100       302,815
    Procter & Gamble Co. ............       6,200       553,660
    Whirlpool Corp.@.................       6,625       433,010
                                                    -----------
                                                      2,318,545
                                                    -----------
CONTAINERS & PACKAGING -- 0.3%
    Smurfit-Stone Container Corp.*...      13,875       213,953
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Arrow Electronics, Inc.*.........       1,750        36,313
    Avnet, Inc. .....................       3,400        74,766
    Cooper Industries, Inc.*.........      10,000       392,999
    Hubbell, Inc. Cl-B...............       7,125       243,319
    Solectron Corp.*@................      33,600       206,640
    Thomas & Betts Corp. ............         700        13,020
                                                    -----------
                                                        967,057
                                                    -----------
ENTERTAINMENT & LEISURE -- 0.3%
    The Walt Disney Co. .............       2,175        41,108
    Viacom, Inc. Cl-B*...............       4,000       177,480
                                                    -----------
                                                        218,588
                                                    -----------
FINANCIAL-BANK & TRUST -- 14.4%
    AmSouth Bancorporation...........      22,525       504,110
    Bank of America Corp. ...........      30,650     2,156,533
    Bank One Corp. ..................      29,700     1,142,856
    Charter One Financial, Inc. .....       3,000       103,140
    FleetBoston Financial Corp. .....      29,475       953,516
    Huntington Bancshares, Inc.@.....      22,400       435,008
    J.P. Morgan Chase & Co. .........      33,400     1,132,928
    National City Corp.@.............      19,950       663,338
    Regions Financial Corp. .........      14,725       517,584
    SunTrust Banks, Inc. ............       8,800       595,936
    U.S. Bancorp.....................      39,300       917,655
    Union BanCal Corp. ..............       9,000       421,650
    Wachovia Corp. ..................      31,500     1,202,669
    Wells Fargo & Co. ...............       9,900       495,594
                                                    -----------
                                                     11,242,517
                                                    -----------
FINANCIAL SERVICES -- 11.5%
    American Express Co. ............         800        29,056
    Bear Stearns Co., Inc.@..........       7,600       465,120
    Citigroup, Inc. .................      57,800     2,239,749
    Countrywide Credit Industries,
      Inc.@..........................       9,400       453,550
    Deluxe Corp. ....................       2,000        77,780
    Fannie Mae.......................      10,900       803,875
    Freddie Mac......................       7,400       452,880
    Golden West Financial Corp. .....       7,000       481,460

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--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Goldman Sachs Group, Inc.@.......       8,900   $   652,815
    KeyCorp..........................      20,275       553,508
    Lehman Brothers Holdings,
      Inc. ..........................       9,100       568,932
    Merrill Lynch & Co., Inc. .......       3,800       153,900
    Morgan Stanley Dean Witter &
      Co. ...........................      14,000       603,120
    Union Planters Corp. ............      13,387       433,337
    Washington Mutual, Inc.@.........      25,875       960,221
                                                    -----------
                                                      8,929,303
                                                    -----------
FOOD -- 3.5%
    Albertson's, Inc.@...............      15,300       466,038
    Archer Daniels Midland Co. ......      31,512       403,038
    ConAgra Foods, Inc.@.............      21,800       602,771
    Hormel Foods Corp. ..............      10,100       241,794
    Sara Lee Corp. ..................      24,000       495,360
    SUPERVALU, Inc.@.................       1,625        39,861
    Tyson Foods, Inc.@...............      28,542       442,686
                                                    -----------
                                                      2,691,548
                                                    -----------
FURNITURE -- 0.5%
    Leggett & Platt, Inc. ...........      15,425       360,945
                                                    -----------
HEALTHCARE SERVICES -- 0.6%
    Aetna, Inc.*.....................       1,275        61,162
    Health Net, Inc.*................      14,600       390,842
                                                    -----------
                                                        452,004
                                                    -----------
INSURANCE -- 6.4%
    Allstate Corp. ..................      20,100       743,298
    American International Group,
      Inc. ..........................      12,600       859,698
    AON Corp. .......................      14,700       433,356
    Chubb Corp. .....................       7,300       516,840
    CIGNA Corp. .....................       5,300       516,326
    MetLife, Inc.@...................      18,125       522,000
    MGIC Investment Corp.@...........       6,400       433,920
    St. Paul Companies, Inc. ........      11,600       451,472
    Torchmark Corp. .................       2,225        84,995
    XL Capital Ltd. Cl-A.............       4,400       372,680
                                                    -----------
                                                      4,934,585
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 0.0%
    Abbott Laboratories..............         300        11,295
                                                    -----------
OFFICE EQUIPMENT -- 0.4%
    Pitney Bowes, Inc. ..............       8,100       321,732
                                                    -----------
OIL & GAS -- 10.3%
    Amerada Hess Corp.@..............       4,900       404,250
    ChevronTexaco Corp. .............      19,700     1,743,450
    Conoco, Inc. ....................      17,525       487,195
    Exxon Mobil Corp. ...............      95,100     3,891,492
    Occidental Petroleum Corp. ......      19,000       569,810
    Phillips Petroleum Co. ..........       9,600       565,248
    Valero Energy Corp.@.............       7,900       295,618
                                                    -----------
                                                      7,957,063
                                                    -----------
PAPER & FOREST PRODUCTS -- 2.2%
    Georgia-Pacific Corp. ...........      17,825       438,139
    International Paper Co.@.........      16,700       727,785

                                         SHARES        VALUE
                                         ------        -----
    MeadWestvaco Corp. ..............      14,932   $   501,118
    Temple-Inland, Inc.@.............         625        36,163
                                                    -----------
                                                      1,703,205
                                                    -----------
PHARMACEUTICALS -- 2.3%
    Bristol-Meyers Squibb Co. .......       3,000        77,100
    Merck & Co., Inc. ...............      19,200       972,288
    Schering-Plough Corp. ...........      30,700       755,220
                                                    -----------
                                                      1,804,608
                                                    -----------
PRINTING & PUBLISHING -- 0.6%
    Donnelley, (R.R.) & Sons Co. ....      15,875       437,356
                                                    -----------
RAILROADS -- 1.6%
    Burlington Northern Santa Fe
      Corp. .........................      18,675       560,250
    Norfolk Southern Corp.@..........       4,850       113,393
    Union Pacific Corp.@.............       8,700       550,536
                                                    -----------
                                                      1,224,179
                                                    -----------
RESTAURANTS -- 0.6%
    McDonald's Corp. ................         400        11,380
    Wendy's International, Inc. .....      11,200       446,096
                                                    -----------
                                                        457,476
                                                    -----------
RETAIL & MERCHANDISING -- 2.5%
    Federated Department Stores,
      Inc.*@.........................      11,775       467,468
    May Department Stores Co. .......      15,925       524,410
    Sears, Roebuck & Co. ............      11,875       644,812
    TJX Companies, Inc. .............      15,250       299,053
                                                    -----------
                                                      1,935,743
                                                    -----------
TELECOMMUNICATIONS -- 8.7%
    AT&T Corp. ......................      64,200       686,940
    Avaya, Inc.*.....................       6,000        29,700
    BellSouth Corp. .................      38,600     1,215,900
    Corning, Inc. ...................      98,400       349,320
    Motorola, Inc. ..................         900        12,978
    Nortel Networks Corp.*...........     259,700       376,565
    Qwest Communications
      International, Inc. ...........     102,800       287,840
    SBC Communications, Inc. ........      68,900     2,101,450
    Sprint Corp. ....................      11,400       120,954
    Tellabs, Inc.*...................      66,700       413,540
    Verizon Communications, Inc. ....      28,500     1,144,275
    WorldCom, Inc.*@.................     329,600        29,664
                                                    -----------
                                                      6,769,126
                                                    -----------
TRANSPORTATION -- 0.6%
    PACCAR, Inc.@....................      10,500       466,095
                                                    -----------
UTILITIES -- 4.5%
    Ameren Corp. ....................      11,575       497,841
    American Electric Power Co.,
      Inc.@..........................      13,200       528,264
    Cinergy Corp.@...................      11,800       424,682
    Consolidated Edison, Inc.@.......      12,800       534,400
    Entergy Corp. ...................      12,700       538,988
    Potomac Electric Power Co. ......       5,700       122,436
    Puget Energy, Inc. ..............      14,100       291,165
    Reliant Resources, Inc.*@........      22,400       196,000

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--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Westar Energy, Inc. .............       4,900   $    75,215
    Xcel Energy, Inc. ...............      17,300       290,121
                                                    -----------
                                                      3,499,112
                                                    -----------
TOTAL COMMON STOCK
  (Cost $77,339,626).................                73,571,669
                                                    -----------
FOREIGN STOCK -- 0.5%
AUTOMOTIVE PARTS
    Magna International, Inc. Cl-A --
      (CAD)
    (Cost $374,614)..................       5,800       399,330
                                                    -----------

                                         SHARES        VALUE
                                         ------        -----
SHORT-TERM INVESTMENTS -- 5.1%
REGULATED INVESTMENT COMPANIES
    Temporary Investment Cash Fund...   1,977,434   $ 1,977,434
    Temporary Investment Fund........   1,977,434     1,977,434
                                                    -----------
    (Cost $3,954,868)................                 3,954,868
                                                    -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $81,669,108).................                77,925,867
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.5%)...................                  (424,671)
                                                    -----------
NET ASSETS -- 100.0%.................               $77,501,196
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM BOND PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                           (000)       VALUE
                                           -----       -----
U.S. TREASURY OBLIGATIONS -- 36.4%
    U.S. Treasury Notes
      5.875%, 11/15/04..................  $39,153   $ 41,624,572
      6.125%, 08/15/07..................       23         25,076
      7.25%, 05/15/16...................    8,500     10,020,387
      6.00%, 02/15/26...................    2,004      2,085,094
                                                    ------------
    (Cost $52,918,232)..................              53,755,129
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.9%
    Federal Home Loan Mortgage Corp.
      6.50%, 07/14/29 [TBA].............    4,800      4,899,750
      7.50%, 05/25/32...................      810        859,230
                                                    ------------
                                                       5,758,980
                                                    ------------
    Federal National Mortgage Assoc.
      6.00%, 10/25/16 - 04/01/32........    8,640      8,663,976
      6.061%, 05/01/12..................    2,323      2,435,579
      6.375%, 01/01/09..................    1,897      2,015,748
      6.50%, 07/17/30 - 05/01/32
        [TBA]...........................    7,000      7,148,141
      7.50%, 01/25/28 - 08/25/34........    1,540      1,626,825
                                                    ------------
                                                      21,890,269
                                                    ------------
    Government National Mortgage Assoc.
      7.00%, 05/15/32...................    6,000      6,244,221
                                                    ------------
    (Cost $33,574,150)..................              33,893,470
                                                    ------------
CORPORATE OBLIGATIONS -- 18.7%
AEROSPACE -- 1.2%
    Raytheon Co.
      6.50%, 07/15/05...................    1,630      1,710,740
                                                    ------------
AIRLINES -- 1.2%
    US Airways
      7.89%, 03/01/19...................    1,631      1,714,121
                                                    ------------
EQUIPMENT SERVICES -- 1.2%
    Hertz Corp.
      7.625%, 06/01/12..................    1,850      1,827,079
                                                    ------------
FINANCIAL SERVICES -- 5.0%
    CIT Group, Inc.
      5.875%, 10/15/08..................      545        501,911
    Citigroup, Inc.
      4.125%, 06/30/05..................    1,565      1,569,570
    General Electric Capital Corp.
      6.00%, 06/15/12...................    1,745      1,739,944
    HSBC Capital Funding LP
      10.176%, 12/29/49.................    1,130      1,451,090
    International Lease Finance Corp.
      5.625%, 06/01/07..................      595        603,864
    Wells Fargo Financial
      4.875%, 06/12/07..................    1,715      1,714,600
                                                    ------------
                                                       7,580,979
                                                    ------------

                                            PAR
                                           (000)       VALUE
                                           -----       -----
INSURANCE -- 3.2%
    Nationwide Financial Services
      5.90%, 07/01/12...................  $ 1,570   $  1,557,562
    Ohio National Life Insurance
      8.50%, 05/15/26...................      725        770,471
    Unumprovident Corp.
      7.375%, 06/15/32..................    2,380      2,346,004
                                                    ------------
                                                       4,674,037
                                                    ------------
OIL & GAS -- 0.6%
    El Paso Corp.
      7.875%, 06/15/12..................      810        817,158
                                                    ------------
TELECOMMUNICATIONS -- 1.9%
    GTE Hawaiian Telephone
      7.375%, 09/01/06..................    1,585      1,714,501
    Verizon Global Funding Corp.
      6.875%, 06/15/12..................    1,055      1,037,841
                                                    ------------
                                                       2,752,342
                                                    ------------
UTILITIES -- 4.4%
    Appalachian Power Co.
      4.80%, 06/15/05...................    1,585      1,577,673
    Cleveland Electric -- Toledo
      7.13%, 07/01/07...................    1,570      1,709,985
    Energy East Corp.
      6.75%, 06/15/12...................    1,600      1,646,000
    PSEG Power
      6.95%, 06/01/12...................    1,625      1,636,996
                                                    ------------
                                                       6,570,654
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $27,585,547)....................              27,647,110
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.7%
    Advanta Mortgage Loan Trust Series
      2000-2 Cl-A6
      7.72%, 03/25/15...................      800        873,968
    Americredit Automobile Receivables
      Trust Series 2001-C Cl-A4
      5.01%, 07/14/08...................    1,610      1,654,043
    Americredit Automobile Receivables
      Trust Series 2002-B Cl-A4
      4.46%, 04/12/09...................    1,700      1,715,938
    Detroit Edison Securitization
      Funding LLC 2001-1 Cl-A6
      6.62%, 03/01/16...................    1,620      1,730,569
    First Nationwide Mortgage Corp.
      6.50%, 09/01/16...................    6,000      6,227,395
    PECO Energy Transition Trust Series
      2001-A Cl-A1
      6.52%, 12/31/10...................    1,900      2,040,179
    PSE&G Transition Funding LLC Series
      2001-1 Cl-A5
      6.45%, 03/15/13...................    1,540      1,651,889
    Structured Asset Securities Corp.
      Series 2001-12 Cl-2A1
      5.75%, 09/25/31...................    1,000      1,025,465

AST DEAM BOND PORTFOLIO
--------------------------------------------------------------------------------

                                            PAR
                                           (000)       VALUE
                                           -----       -----
    Vanderbilt Acquisition Loan Trust
      Series 2002-1 Cl-A2 4.77%,
      10/07/18..........................  $ 1,620   $  1,637,972
    WFS Financial Owner Trust Series
      2002-2 Cl-A4 4.50%, 02/20/10......    1,640      1,658,250
                                                    ------------
    (Cost $19,957,336)..................              20,215,668
                                                    ------------
FOREIGN BONDS -- 2.7%
AUTOMOBILE MANUFACTURERS -- 1.2%
    General Motors Nova Financial --
      (CAD)
      6.85%, 10/15/08...................    1,645      1,709,871
                                                    ------------
PAPER & FOREST PRODUCTS -- 1.5%
    Sappi Papier Holding AG -- (ATS)
      6.75%, 06/15/12...................      885        898,071
      7.50%, 06/15/32...................    1,350      1,366,091
                                                    ------------
                                                       2,264,162
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $3,960,443).....................               3,974,033
                                                    ------------
ASSET BACKED SECURITIES -- 1.2%
    CCCA LLC
      7.80%, 10/15/08...................    1,000      1,113,258
    Pemex Finance Ltd.
      8.02%, 05/15/07...................      675        719,661
                                                    ------------
    (Cost $1,818,032)...................               1,832,919
                                                    ------------

                                            PAR
                                           (000)       VALUE
                                           -----       -----
SOVEREIGN ISSUES -- 1.2%
MEXICO
    United Mexican States
      8.50%, 02/01/06
    (Cost $1,724,857)...................  $ 1,600   $  1,708,000
                                                    ------------
MUNICIPAL BONDS -- 1.1%
MARYLAND
    Maryland State Transportation
      Authority
      6.65%, 07/01/32
    (Cost $1,630,000)...................    1,630      1,668,615
                                                    ------------
TOTAL INVESTMENTS -- 97.9%
  (Cost $143,168,597)...................             144,694,944
OTHER ASSETS LESS LIABILITIES -- 2.1%...               3,157,151
                                                    ------------
NET ASSETS -- 100.0%....................            $147,852,095
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM LARGE-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 93.0%
ADVERTISING -- 0.6%
    Interpublic Group of Companies,
      Inc. ............................   22,200    $   549,672
                                                    -----------
BEVERAGES -- 3.7%
    Anheuser-Busch Companies, Inc. ....   18,600        930,000
    Coca-Cola Co. .....................    6,800        380,800
    PepsiCo, Inc. .....................   38,600      1,860,520
                                                    -----------
                                                      3,171,320
                                                    -----------
BROADCASTING -- 0.6%
    Clear Channel Communications,
      Inc.*............................   16,000        512,320
                                                    -----------
BUSINESS SERVICES -- 2.9%
    First Data Corp. ..................   21,000        781,200
    Networks Associates, Inc.*.........   46,200        890,274
    Viad Corp. ........................   31,000        806,000
                                                    -----------
                                                      2,477,474
                                                    -----------
CAPITAL GOODS -- 0.6%
    SPX Corp.*.........................    4,200        493,500
                                                    -----------
COMPUTER HARDWARE -- 2.5%
    Dell Computer Corp.*...............   60,500      1,581,470
    International Business Machines
      Corp. ...........................    6,900        496,800
                                                    -----------
                                                      2,078,270
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 9.6%
    3Com Corp.*........................   53,000        233,200
    Adobe Systems, Inc. ...............   16,600        473,100
    Cisco Systems, Inc.*...............  196,800      2,745,360
    Microsoft Corp.*...................   67,000      3,664,900
    Symantec Corp.*....................   16,000        525,600
    Tech Data Corp.*...................   11,500        435,275
                                                    -----------
                                                      8,077,435
                                                    -----------
CONGLOMERATES -- 2.8%
    Minnesota Mining & Manufacturing
      Co. .............................    8,300      1,020,900
    Philip Morris Co., Inc. ...........   30,500      1,332,240
                                                    -----------
                                                      2,353,140
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 7.7%
    Gillette Co. ......................   23,800        806,106
    Johnson & Johnson Co. .............   69,700      3,642,522
    Mohawk Industries, Inc.*...........    8,100        498,393
    Procter & Gamble Co. ..............   17,600      1,571,680
                                                    -----------
                                                      6,518,701
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
    General Electric Co. ..............  167,400      4,862,970
                                                    -----------
FINANCIAL-BANK & TRUST -- 1.1%
    Doral Financial Corp. .............    9,900        330,561
    Fifth Third Bancorp................    1,700        113,305
    Greater Bay Bancorp................   15,200        467,552
                                                    -----------
                                                        911,418
                                                    -----------
FINANCIAL SERVICES -- 6.9%
    American Express Co. ..............    1,800         65,376
    Americredit Corp.*.................   39,600      1,110,780
    Fannie Mae.........................   22,700      1,674,125
    Freddie Mac........................   17,300      1,058,760

                                          SHARES       VALUE
                                          ------       -----
    H&R Block, Inc. ...................   12,900    $   595,335
    Household International, Inc. .....   11,800        586,460
    SLM Corp. .........................    8,000        775,200
                                                    -----------
                                                      5,866,036
                                                    -----------
FOOD -- 2.8%
    Hershey Foods Corp. ...............    7,700        481,250
    Kroger Co.*........................   38,100        758,190
    Performance Food Group Co.*........    7,000        237,020
    Safeway, Inc.*.....................    8,500        248,115
    Whole Foods Market, Inc.*..........   13,200        636,504
                                                    -----------
                                                      2,361,079
                                                    -----------
HEALTHCARE SERVICES -- 4.5%
    Amgen, Inc.*.......................    6,500        272,220
    Health Management Associates, Inc.
      Cl-A*............................   11,900        239,785
    Health Net, Inc.*..................   19,300        516,661
    Mid Atlantic Medical Services,
      Inc.*............................   10,200        319,770
    Oxford Health Plans, Inc.*.........   15,700        729,422
    Tenet Healthcare Corp.*............   11,400        815,670
    UnitedHealth Group, Inc. ..........   10,300        942,965
                                                    -----------
                                                      3,836,493
                                                    -----------
INSURANCE -- 1.0%
    American International Group,
      Inc. ............................   12,500        852,875
                                                    -----------
INTERNET SERVICES -- 2.8%
    eBay, Inc.*........................    5,000        308,100
    GTECH Holdings Corp.*..............   50,000      1,277,000
    Hotels.com Cl-A*...................   12,900        544,767
    Sabre Holdings Corp.*..............    5,900        211,220
                                                    -----------
                                                      2,341,087
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 3.0%
    Abbott Laboratories................   28,600      1,076,790
    Baxter International, Inc. ........   20,100        893,445
    Boston Scientific Corp.*...........   19,100        560,012
                                                    -----------
                                                      2,530,247
                                                    -----------
METALS & MINING -- 1.4%
    Freeport-McMoRan Copper & Gold,
      Inc. Cl-B*.......................   45,200        806,820
    Newmont Mining Corp. ..............   13,800        363,354
                                                    -----------
                                                      1,170,174
                                                    -----------
OIL & GAS -- 2.0%
    Anadarko Petroleum Corp. ..........   11,500        566,950
    Devon Energy Corp. ................   23,100      1,138,368
                                                    -----------
                                                      1,705,318
                                                    -----------
PHARMACEUTICALS -- 11.7%
    Barr Laboratories, Inc.*...........   13,200        838,596
    Lilly, (Eli) & Co. ................   12,000        676,800
    Merck & Co., Inc. .................   35,300      1,787,592
    Mylan Laboratories, Inc. ..........   22,600        708,510
    Pfizer, Inc. ......................  131,600      4,606,000
    Schering-Plough Corp. .............   48,000      1,180,800
                                                    -----------
                                                      9,798,298
                                                    -----------

AST DEAM LARGE-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
PRINTING & PUBLISHING -- 0.7%
    McGraw-Hill Co., Inc. .............   10,400    $   620,880
                                                    -----------
RETAIL & MERCHANDISING -- 7.8%
    Best Buy Co., Inc.*................   16,400        595,320
    Blockbuster, Inc. Cl-A.............   22,600        607,940
    Home Depot, Inc. ..................   27,000        991,710
    Lowe's Companies, Inc. ............   17,400        789,960
    RadioShack Corp. ..................   29,600        889,776
    TJX Companies, Inc. ...............   34,300        672,623
    Wal-Mart Stores, Inc. .............   37,900      2,084,879
                                                    -----------
                                                      6,632,208
                                                    -----------
SEMICONDUCTORS -- 7.8%
    Applied Materials, Inc.*...........   51,400        977,628
    Cypress Semiconductor Corp.*.......   96,300      1,461,834
    Intel Corp. .......................  142,100      2,596,167
    Texas Instruments, Inc. ...........   48,300      1,144,710
    Xilinx, Inc.*......................   19,300        432,899
                                                    -----------
                                                      6,613,238
                                                    -----------
TELECOMMUNICATIONS -- 1.0%
    L-3 Communications Holdings,
      Inc.*............................   16,000        864,000
                                                    -----------
TRANSPORTATION -- 1.0%
    United Parcel Service, Inc. Cl-B...   13,800        852,150
                                                    -----------
UTILITIES -- 0.8%
    Mirant Corp.*......................   95,400        696,420
                                                    -----------
TOTAL COMMON STOCK
  (Cost $89,226,406)...................              78,746,723
                                                    -----------
                                           PAR         VALUE
                                          (000)        -----
                                          -----
SHORT-TERM INVESTMENTS -- 0.1%
  U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.62%, 07/18/02#.................  $    45    $    44,965
      1.70%, 07/18/02#.................       10          9,992
      1.71%, 07/18/02#.................       15         14,988
                                                    -----------
    (Cost $69,945).....................                  69,945
                                                    -----------
TOTAL INVESTMENTS -- 93.1%
  (Cost $89,296,351)...................              78,816,668
OTHER ASSETS LESS
  LIABILITIES -- 6.9%..................               5,818,531
                                                    -----------
NET ASSETS -- 100.0%...................             $84,635,199
                                                    ===========

# Securities with an aggregate market value of $69,945 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

                              EXPIRATION    NUMBER OF     UNREALIZED
        DESCRIPTION             MONTH       CONTRACTS    DEPRECIATION
---------------------------------------------------------------------
S&P 500.....................    09/02           4           $6,750
                                                            ======

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
COMMON STOCK -- 94.4%
AEROSPACE -- 0.9%
    Triumph Group, Inc.*................    1,600    $   71,360
                                                     ----------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Thor Industries, Inc. ..............      900        64,134
                                                     ----------
AUTOMOTIVE PARTS -- 3.1%
    Cooper Tire & Rubber Co. ...........    4,300        88,365
    Dura Automotive Systems, Inc.*......    3,400        70,550
    Tower Automotive, Inc.*.............    7,100        99,045
                                                     ----------
                                                        257,960
                                                     ----------
BUSINESS SERVICES -- 2.0%
    CDI Corp.*..........................    3,000        97,650
    Sourcecorp, Inc.*...................    2,500        66,250
                                                     ----------
                                                        163,900
                                                     ----------
CHEMICALS -- 1.1%
    Cytec Industries, Inc.*.............    2,800        88,032
                                                     ----------
CLOTHING & APPAREL -- 1.1%
    Kellwood Co. .......................    2,700        87,750
                                                     ----------
COMPUTER HARDWARE -- 1.7%
    SanDisk Corp.*......................    3,900        48,360
    Western Digital Corp.*..............   27,600        89,700
                                                     ----------
                                                        138,060
                                                     ----------
COMPUTER SERVICES & SOFTWARE -- 1.6%
    NetIQ Corp.*........................    1,600        36,208
    Openwave Systems, Inc.*.............    4,900        27,489
    Sykes Enterprises, Inc.*............    9,200        70,739
                                                     ----------
                                                        134,436
                                                     ----------
CONSTRUCTION -- 1.0%
    URS Corp.*..........................    3,100        86,800
                                                     ----------
CONSUMER PRODUCTS & SERVICES -- 3.3%
    Applica, Inc.*......................    8,200       101,680
    Checkpoint Systems, Inc.*...........    8,500        99,450
    Playtex Products, Inc.*.............    5,400        69,930
                                                     ----------
                                                        271,060
                                                     ----------
CONTAINERS & PACKAGING -- 3.3%
    Ball Corp. .........................    1,900        78,812
    Owens-Illinois, Inc.*...............    6,100        83,814
    Silgan Holdings, Inc.*..............    2,800       113,232
                                                     ----------
                                                        275,858
                                                     ----------
DIVERSIFIED -- 0.3%
    Carlisle Companies, Inc. ...........      500        22,490
                                                     ----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
    Benchmark Electronics, Inc.*........    3,600       104,400
    Zoran Corp.*........................    2,100        48,111
                                                     ----------
                                                        152,511
                                                     ----------
ENVIRONMENTAL SERVICES -- 0.9%
    Casella Waste Systems, Inc.*........    6,100        73,261
                                                     ----------
FINANCIAL-BANK & TRUST -- 8.3%
    American Financial Holdings,
      Inc. .............................    1,700        50,864
    First Essex Bancorp, Inc. ..........      900        30,780

                                           SHARES      VALUE
                                           ------      -----
    Flagstar Bancorp, Inc. .............    4,200    $   97,020
    GBC Bancorp.........................    2,000        57,900
    Hancock Holding Co. ................      700        47,166
    Independence Community Bank
      Corp. ............................    2,000        57,460
    Independent Bank Corp. .............    2,500        57,225
    R&G Financial Corp. Cl-B............    4,500       106,695
    Southwest Bancorporation of Texas,
      Inc.*.............................    1,700        61,574
    Susquehanna Bancshares, Inc. .......    2,500        56,775
    UMB Financial Corp. ................    1,400        65,618
                                                     ----------
                                                        689,077
                                                     ----------
FINANCIAL SERVICES -- 2.7%
    Commercial Federal Corp. ...........    2,800        81,200
    Dime Community Bancshares...........    2,300        52,187
    Thornburg Mortgage, Inc. ...........    1,400        27,552
    Triad Guaranty, Inc.*...............    1,400        60,942
                                                     ----------
                                                        221,881
                                                     ----------
FOOD -- 2.2%
    Corn Products International,
      Inc. .............................      600        18,672
    Pathmark Stores, Inc.*..............    2,400        45,144
    Ralcorp Holdings, Inc.*.............    2,400        75,000
    Sensient Technologies Corp. ........    2,000        45,520
                                                     ----------
                                                        184,336
                                                     ----------
HEALTHCARE SERVICES -- 2.0%
    Beverly Enterprises, Inc.*..........   12,300        93,603
    Sunrise Assisted Living, Inc.*......    2,800        75,040
                                                     ----------
                                                        168,643
                                                     ----------
HOTELS & MOTELS -- 1.3%
    Choice Hotels International,
      Inc.*.............................    4,500        90,045
    La Quinta Corp.*....................    2,100        15,225
                                                     ----------
                                                        105,270
                                                     ----------
INDUSTRIAL PRODUCTS -- 0.7%
    Actuant Corp. ......................    1,500        61,875
                                                     ----------
INSURANCE -- 2.7%
    PMA Capital Corp. Cl-A..............    2,800        59,220
    Selective Insurance Group, Inc. ....    2,300        65,159
    W.R. Berkley Corp. .................    1,800        99,000
                                                     ----------
                                                        223,379
                                                     ----------
INTERNET SERVICES -- 1.5%
    Answerthink, Inc.*..................    2,700        10,233
    Earthlink, Inc.*....................    5,300        35,616
    NetBank, Inc.*......................    4,800        55,920
    Register.com, Inc.*.................    2,700        20,574
                                                     ----------
                                                        122,343
                                                     ----------
MACHINERY & EQUIPMENT -- 2.7%
    IDEX Corp. .........................    2,700        90,450
    Lennox International, Inc. .........    3,900        70,161
    Regal-Beloit Corp. .................    2,700        65,637
                                                     ----------
                                                        226,248
                                                     ----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Applera Corp. -- Celera Genomics
      Group*............................    8,200        98,400
                                                     ----------

AST DEAM SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           ------      -----
METALS & MINING -- 4.4%
    Commercial Metals Co. ..............    1,600    $   75,104
    Gibraltar Steel Corp. ..............    4,500        99,855
    Quanex Corp. .......................    2,000        87,400
    Ryerson Tull, Inc. .................    8,900       103,507
                                                     ----------
                                                        365,866
                                                     ----------
OFFICE EQUIPMENT -- 0.7%
    The Standard Register Co. ..........    1,800        61,542
                                                     ----------
OIL & GAS -- 5.3%
    Airgas, Inc.*.......................    5,300        91,690
    Nuevo Energy Co.*...................    6,400       101,120
    Piedmont Natural Gas Co., Inc. .....    1,600        59,168
    Stone Energy Corp.*.................    2,500       100,625
    Veritas DGC, Inc.*..................    6,600        83,160
                                                     ----------
                                                        435,763
                                                     ----------
PAPER & FOREST PRODUCTS -- 1.3%
    Rock-Tenn Co. CL-A..................    6,000       110,100
                                                     ----------
PHARMACEUTICALS -- 3.4%
    Alpharma, Inc. Cl-A.................    6,000       101,880
    Delphi Financial Group Cl-A.........    1,400        60,690
    OSI Pharmaceuticals, Inc.*..........    4,800       115,296
                                                     ----------
                                                        277,866
                                                     ----------
PRINTING & PUBLISHING -- 1.0%
    Banta Corp. ........................    2,200        78,980
                                                     ----------
REAL ESTATE -- 10.6%
    Anthracite Capital, Inc. [REIT].....    3,000        39,750
    CBL & Associates Properties, Inc.
      [REIT]............................      800        32,400
    CenterPoint Properties Corp.
      [REIT]............................      600        34,806
    Colonial Properties Trust [REIT]....      700        27,265
    Corrections Corp. of America*.......    2,200        38,060
    Developers Diversified Realty Corp.
      [REIT]............................    1,600        36,000
    FelCor Lodging Trust, Inc. [REIT]...    1,800        33,030
    Gables Residential Trust [REIT].....      900        28,737
    Great Lakes REIT, Inc. [REIT].......    1,600        30,368
    Health Care REIT, Inc. [REIT].......    1,100        32,945
    Healthcare Realty Trust, Inc.
      [REIT]............................    1,200        38,400
    Home Properties of New York, Inc.
      [REIT]............................    1,000        37,940
    HRPT Properties Trust [REIT]........    3,800        33,630
    JDN Realty Corp. [REIT].............    2,000        25,000
    Kilroy Realty Corp. [REIT]..........    1,100        29,425
    LNR Property Corp. .................      800        27,600
    Nationwide Health Properties, Inc.
      [REIT]............................    2,000        37,500
    Pan Pacific Retail Properties, Inc.
      [REIT]............................      900        30,762
    Post Properties, Inc. [REIT]........    1,100        33,176
    Prentiss Properties Trust [REIT]....    1,000        31,750
    Realty Income Corp. [REIT]..........    1,000        36,920
    Senior Housing Properties Trust
      [REIT]............................    2,000        31,400
    Shurgard Storage Centers, Inc.
      [REIT]............................    1,000        34,700

                                           SHARES      VALUE
                                           ------      -----
    SL Green Realty Corp. [REIT]........      900    $   32,085
    Sovran Self Storage, Inc. [REIT]....      700        23,919
    The Macerich Co. [REIT].............    1,000        31,000
    Trizec Properties, Inc. [REIT]......    1,900        32,034
                                                     ----------
                                                        880,602
                                                     ----------
RESTAURANTS -- 0.9%
    CBRL Group, Inc. ...................    2,400        73,248
                                                     ----------
RETAIL & MERCHANDISING -- 6.4%
    Action Performance Companies,
      Inc.*.............................    2,600        82,160
    Footstar, Inc.*.....................    3,600        88,092
    Fred's, Inc. .......................    2,000        73,560
    Hollywood Entertainment Corp.*......    3,700        76,516
    Movie Gallery, Inc.*................    2,100        44,352
    Officemax, Inc.*....................   11,900        70,091
    ShopKo Stores, Inc.*................    4,700        94,940
                                                     ----------
                                                        529,711
                                                     ----------
TELECOMMUNICATIONS -- 5.4%
    Arris Group, Inc.*..................   26,300       115,694
    Inter-Tel, Inc. ....................    4,500        76,995
    MasTec, Inc.*.......................    8,900        65,504
    NMS Communications Corp.*...........   14,800        35,964
    Ptek Holdings, Inc.*................   10,800        62,424
    Unova, Inc.*........................   13,900        90,211
                                                     ----------
                                                        446,792
                                                     ----------
TRANSPORTATION -- 2.2%
    Airborne, Inc. .....................    6,400       122,880
    J.B. Hunt Transport Services,
      Inc.*.............................    2,100        61,992
                                                     ----------
                                                        184,872
                                                     ----------
UTILITIES -- 4.6%
    Avista Corp. .......................    5,300        73,140
    NUI Corp. ..........................    2,400        66,000
    PNM Resources, Inc. ................    4,200       101,640
    Sierra Pacific Resources............   10,100        78,780
    Southwest Gas Corp. ................    2,600        64,350
                                                     ----------
                                                        383,910
                                                     ----------
TOTAL COMMON STOCK
  (Cost $7,928,338).....................              7,818,316
                                                     ----------
                                            PAR
                                           (000)
                                           -----
SHORT-TERM INVESTMENTS -- 0.5%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      1.70%, 07/18/02
    (Cost $39,968)......................  $    40        39,966
                                                     ----------
TOTAL INVESTMENTS -- 94.9%
    (Cost $7,968,306)...................              7,858,282
OTHER ASSETS LESS LIABILITIES -- 5.1%...                418,084
                                                     ----------
NET ASSETS -- 100.0%....................             $8,276,366
                                                     ==========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS AND ANNOTATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depositary Receipt
ARM-Adjustable Rate Mortgage Security
BRB-Brady Bond
CVT-Convertible Security
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depositary Receipt
IO-Interest Only Security
PIK-Payment in Kind Security
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Bond (2)
TBA-To be Announced Security
TIPS-Treasury Inflation Protection Securities
TRCRS-Tracer Bond
VR-Variable Rate Bond (1)
ZCB-Zero Coupon Bond (2)
(1)- Rates shown for variable and floating rate securities
    are the coupon rates as of June 30, 2002.
(2)- Rates shown are the effective yields at purchase date.
COUNTRIES/CURRENCIES:
-----------------------
ATS-Austria/Euro Dollar
AUD-Australia/Australian Dollar
BEF-Belgium/Euro Dollar
CAD-Canada/Canadian Dollar
CHF-Switzerland/Swiss Franc
DEM-Germany/Euro Dollar
DKK-Denmark/Danish Krona
ESP-Spain/Euro Dollar
EUR-Europe/Euro Dollar
FIM-Finland/Euro Dollar
FRF-France/Euro Dollar
GBP-United Kingdom/British Pound
GRD-Greece/Euro Dollar
HKD-Hong Kong/Hong Kong Dollar
HUF-Hungary/Hungarian Forint
IDR-Indonesia/Indonesian Rupiah
IEP-Ireland/Euro Dollar
ISL-Israel/Israeli Shekel
ITL-Italy/Euro Dollar
JPY-Japan/Japanese Yen
KOR-Korea/Korean Won
LUX-Luxembourg/Euro Dollar
MXP-Mexico/Mexican Peso
MYR-Malaysia/Malaysian Ringgit
NLG-Netherlands/Euro Dollar
NOK-Norway/Norwegian Krone
NZD-New Zealand/New Zealand Dollar
PLZ-Poland/Polish Zloty
PTE-Portugal/Euro Dollar
SEK-Sweden/Swedish Krona
SGD-Singapore/Singapore Dollar

--------------------------------------------------------------------------------

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

Unless otherwise noted, all stocks are common stock

*  Non-income producing security.

** Closed-end fund.

+  Illiquid security.

++  Maturity date reflects the next interest rate change date.

++++ Defaulted security.

144A -- Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  All or a portion of the security was on loan. (See Note 2)

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                              -----------------------------------------------------------------------------------
                                                                                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            AST
                                                   AST            AST                                    NEUBERGER        AST
                                                 STRONG         ALLIANCE        AST          AST          BERMAN          DEAM
                                              INTERNATIONAL    GROWTH AND      JANCAP       MONEY         MID-CAP        GLOBAL
                                                 EQUITY          INCOME        GROWTH       MARKET         VALUE       ALLOCATION
                                              -------------   ------------   ----------   ----------   -------------   ----------
ASSETS
   Investments in securities at value(A)....    $367,529       $1,541,418    $1,688,930   $2,873,301    $1,042,637      $370,263
   Collateral received for securities
     lent...................................          --          190,950       204,353           --       144,987            --
   Cash.....................................      39,068               --            --           --            59         6,905
   Foreign currency at value(B).............          --               --            --           --            --            --
   Unrealized appreciation on foreign
     currency exchange contracts............          --               --            --           --            --            --
   Unrealized appreciation on interest rate
     swap agreements........................          --               --            --           --            --            --
   Receivable for:
     Securities sold........................         737           25,106         6,564           --         3,912         4,000
     Dividends and interest.................       1,860            2,408         1,552        3,581           862            16
     Fund shares sold.......................         896            2,702           201       49,817             2         1,052
     Futures variation margin...............          --               --            --           --            --            --
   Other assets.............................          --               --            --           --            --            --
                                                --------       ----------    ----------   ----------    ----------      --------
       TOTAL ASSETS.........................     410,090        1,662,584     1,901,600    2,926,699     1,192,459       382,236
                                                --------       ----------    ----------   ----------    ----------      --------
LIABILITIES
   Cash overdraft...........................          --            6,345            --          174            --            --
   Unrealized depreciation on foreign
     currency exchange contracts............          --               --            --           --            --            --
   Written options outstanding, at
     value(C)...............................          --               --            --           --            --            --
   Unrealized depreciation on interest rate
     swap agreements........................          --               --            --           --            --            --
   Payable upon return of securities lent...          --          190,950       204,353           --       144,987            --
   Payable for:
     Securities purchased...................          --            7,028        15,101           --         1,318         3,405
     Fund shares redeemed...................      12,243            1,663        23,196        1,874         5,963            81
     Futures variation margin...............          --               --            --           --            --            --
     Advisory fees..........................         167              451           625          193           419            15
     Shareholder servicing fees.............           4               24            18           31            11             4
     Accrued dividends......................          --               --            --           --            --            --
   Accrued expenses and other liabilities...         137               96           213          154            94            16
                                                --------       ----------    ----------   ----------    ----------      --------
       TOTAL LIABILITIES....................      12,551          106,557       243,506        2,426       152,792         3,521
                                                --------       ----------    ----------   ----------    ----------      --------
NET ASSETS..................................    $397,539       $1,556,027    $1,658,094   $2,924,273    $1,039,667      $378,715
                                                ========       ==========    ==========   ==========    ==========      ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares
 authorized, $.001 par value per share).....    $     28       $      102    $       88   $    2,924    $       70      $     38
Additional paid-in capital..................     549,080        1,869,736     2,539,652    2,921,388       981,182       490,490
Undistributed net investment income
 (loss).....................................      (1,727)           8,736         3,239           --         1,376         2,453
Accumulated net realized gain (loss) on
 investments................................    (152,880)         (81,718)     (614,147)         (39)        3,216       (92,775)
Accumulated net unrealized appreciation
 (depreciation) on investments..............       3,038         (240,829)     (270,738)          --        53,823       (21,491)
                                                --------       ----------    ----------   ----------    ----------      --------
NET ASSETS..................................    $397,539       $1,556,027    $1,658,094   $2,924,273    $1,039,667      $378,715
                                                ========       ==========    ==========   ==========    ==========      ========
Shares of common stock outstanding..........      27,825          102,484        87,911    2,924,315        70,388        38,273
Net asset value, offering and redemption
 price per share............................    $  14.29       $    15.18    $    18.86   $     1.00    $    14.77      $   9.90
                                                ========       ==========    ==========   ==========    ==========      ========
(A) Investments at cost.....................    $364,564       $1,782,247    $1,959,668   $2,873,301    $  988,814      $391,754
                                                ========       ==========    ==========   ==========    ==========      ========
(B) Foreign currency at cost................    $     --       $       --    $       --   $       --    $       --      $     --
                                                ========       ==========    ==========   ==========    ==========      ========
(C) Premiums received for written options...    $     --       $       --    $       --   $       --    $       --      $     --
                                                ========       ==========    ==========   ==========    ==========      ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------
                                     PORTFOLIO
------------------------------------------------------------------------------------
                             AST                                  AST         AST
   AST          AST         PIMCO         AST          AST      T. ROWE    NEUBERGER
FEDERATED     T. ROWE       TOTAL       INVESCO       PBHG       PRICE      BERMAN
  HIGH      PRICE ASSET     RETURN       EQUITY     SMALL-CAP    GLOBAL     MID-CAP
  YIELD     ALLOCATION       BOND        INCOME      GROWTH       BOND      GROWTH
---------   -----------   ----------   ----------   ---------   --------   ---------
$ 479,744    $316,776     $2,082,068   $ 872,866    $341,672    $122,751   $ 380,557
       --      29,150             --     141,664      58,055          --     136,312
       --          --             --          --       5,881      16,699          34
       --          --         19,207          --          --      10,469          --
       --          --          4,459          --          --       1,732          --
       --          --            292          --          --          --          --
    4,829      13,020          4,352         382       4,811       8,044          --
   11,324       1,891         14,497       3,166          79       2,469          79
    1,515       1,440         12,562         144         407       4,771          --
       --          --             --          --          --          --          --
       --          --             --          --          --          --          --
---------    --------     ----------   ----------   ---------   --------   ---------
  497,412     362,277      2,137,437   1,018,222     410,905     166,935     516,982
---------    --------     ----------   ----------   ---------   --------   ---------
       --         332            122          --          --          --          --
       --          --          1,645          --          --         893          --
       --          --          7,057          --          --          --          --
       --          --            439          --          --          --          --
       --      29,150             --     141,664      58,055          --     136,312
       --      23,427        166,846         502       3,409      24,737         622
      194           3             --       5,634       4,230          90       4,005
       --          --            972          --          --          --          --
      124          91            711         297         151          47         172
        5           3             24          10           4           1           4
       --          --             --          --          --          --          --
       43          53            101          72          27         134          59
---------    --------     ----------   ----------   ---------   --------   ---------
      366      53,059        177,917     148,179      65,876      25,902     141,174
---------    --------     ----------   ----------   ---------   --------   ---------
$ 497,046    $309,218     $1,959,520   $ 870,043    $345,029    $141,033   $ 375,808
=========    ========     ==========   ==========   =========   ========   =========
$      64    $     23     $      169   $      62    $     27    $     14   $      34
  732,979     319,340      1,897,484     922,270     531,030     136,187     732,163
   25,041       4,277         32,342       8,797      (4,313)      7,272      (6,443)
 (134,904)     (8,632)        24,414     (68,492)   (182,056)     (7,932)   (336,576)
 (126,134)     (5,790)         5,111       7,406         341       5,492     (13,370)
---------    --------     ----------   ----------   ---------   --------   ---------
$ 497,046    $309,218     $1,959,520   $ 870,043    $345,029    $141,033   $ 375,808
=========    ========     ==========   ==========   =========   ========   =========
   63,936      22,958        169,215      62,072      27,010      13,681      34,154
$    7.77    $  13.47     $    11.58   $   14.02    $  12.77    $  10.31   $   11.00
=========    ========     ==========   ==========   =========   ========   =========
$ 605,878    $322,576     $2,089,954   $ 865,460    $341,331    $118,957   $ 393,927
=========    ========     ==========   ==========   =========   ========   =========
$      --    $     --     $   17,966   $      --    $     --    $  9,715   $      --
=========    ========     ==========   ==========   =========   ========   =========
$      --    $     --     $    9,161   $      --    $     --    $     --   $      --
=========    ========     ==========   ==========   =========   ========   =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                          -----------------------------------------------------------------------
                                                                                         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                             AST        AST                                AST
                                                               AST         T.ROWE      PIMCO                    AST      AMERICAN
                                                              DEAM          PRICE     LIMITED       AST        JANUS     CENTURY
                                                          INTERNATIONAL    NATURAL    MATURITY   ALLIANCE    OVERSEAS    INCOME &
                                                             EQUITY       RESOURCES     BOND      GROWTH      GROWTH      GROWTH
                                                          -------------   ---------   --------   ---------   ---------   --------
ASSETS
   Investments in securities at value (A)...............    $ 168,377     $183,316    $834,889   $ 339,986   $ 451,879   $314,745
   Collateral received for securities lent..............           --       60,147         --       44,030          --     54,355
   Cash.................................................          998           40          9           --         144         --
   Foreign currency at value (B)........................          668           --        560           --          --         --
   Unrealized appreciation on foreign currency exchange
     contracts..........................................           --           --         --           --      10,359         --
   Unrealized appreciation on interest rate swap
     agreements.........................................           --           --         --           --          --         --
   Receivable for:
     Securities sold....................................           --        1,177        809        1,642       3,171      4,035
     Dividends and interest.............................          574          282      3,696          196       1,192        523
     Fund shares sold...................................          123           --     14,001          275           1        535
   Futures variation margin.............................           --           --         --           --          --         --
   Other assets.........................................           --           --         --           --          --         --
                                                            ---------     --------    --------   ---------   ---------   --------
       TOTAL ASSETS.....................................      170,740      244,962    853,964      386,129     466,746    374,193
                                                            ---------     --------    --------   ---------   ---------   --------
LIABILITIES
   Cash overdraft.......................................           --           --         --           --          --      2,047
   Unrealized depreciation on foreign currency exchange
     contracts..........................................           --           --         50           --      14,229         --
   Written options outstanding, at value(C).............           --           --         --           --          --         --
   Unrealized depreciation on interest rate swap
     agreements.........................................           --           --      1,559           --          --         --
   Payable upon return of securities lent...............           --       60,147                  44,030          --     54,355
   Payable for:
     Securities purchased...............................           --        1,027     89,248        4,808       1,967        836
     Fund shares redeemed...............................        4,456        1,641         --        3,206       3,839        860
     Futures variation margin...........................           --           --         --           --          --         --
     Advisory fees......................................           51           84        180          135         215         88
     Shareholder servicing fees.........................           68            2          8            4          95         28
     Accrued dividends..................................           --           --         --           --          --         --
   Accrued expenses and other liabilities...............          161           25         25           59         186         40
                                                            ---------     --------    --------   ---------   ---------   --------
       TOTAL LIABILITIES................................        4,736       62,926     91,070       52,242      20,531     58,254
                                                            ---------     --------    --------   ---------   ---------   --------
NET ASSETS..............................................    $ 166,004     $182,036    $762,894   $ 333,887   $ 446,215   $315,939
                                                            =========     ========    ========   =========   =========   ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized,
 $001 par value per share)..............................    $      17     $     12    $    69    $      43   $      50   $     30
Additional paid-in capital..............................      327,846      167,305    742,796      591,304     656,594    415,432
Undistributed net investment income (loss)..............          220          153     12,067         (698)     12,539      1,552
Accumulated net realized gain (loss) on investments.....     (154,827)       1,075      3,453     (205,928)   (189,402)   (55,691)
Accumulated net unrealized appreciation (depreciation)
 on investments.........................................       (7,252)      13,491      4,509      (50,834)    (33,566)   (45,384)
                                                            ---------     --------    --------   ---------   ---------   --------
NET ASSETS..............................................    $ 166,004     $182,036    $762,894   $ 333,887   $ 446,215   $315,939
                                                            =========     ========    ========   =========   =========   ========
Shares of common stock outstanding......................       16,837       11,785     69,411       42,929      49,919     30,028
Net asset value, offering and redemption price per
 share..................................................    $    9.86     $  15.45    $ 10.99    $    7.78   $    8.94   $  10.52
                                                            =========     ========    ========   =========   =========   ========
(A) Investments at cost.................................    $ 175,659     $169,825    $828,816   $ 390,820   $ 481,634   $360,129
                                                            =========     ========    ========   =========   =========   ========
(B) Foreign currency at cost............................    $     639     $     --    $   515    $      --   $      --   $     --
                                                            =========     ========    ========   =========   =========   ========
(C) Premiums received for written options...............    $      --     $     --    $    --    $      --   $      --   $     --
                                                            =========     ========    ========   =========   =========   ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

 -----------------------------------------------------------------------------------------------------------------
                                                     PORTFOLIO
 -----------------------------------------------------------------------------------------------------------------
    AST           AST                                               AST         AST
 AMERICAN      AMERICAN         AST         AST         AST       GOLDMAN     SANFORD       AST           AST
  CENTURY       CENTURY       GABELLI     MARSICO     COHEN &      SACHS     BERNSTEIN     DEAM           MFS
 STRATEGIC   INTERNATIONAL   SMALL-CAP    CAPITAL      STEERS    SMALL-CAP    MANAGED    SMALL-CAP      GLOBAL
 BALANCED       GROWTH         VALUE       GROWTH      REALTY      VALUE     INDEX 500    GROWTH        EQUITY
 ---------   -------------   ---------   ----------   --------   ---------   ---------   ---------   -------------
 $192,901      $ 508,706     $502,468    $1,276,380   $240,949   $599,943    $538,955    $408,411       $72,757
   24,407             --       70,968       161,710    30,889      98,877      51,482      61,244            --
       --             --       49,578            --        --       3,290          --      14,930           105
       --          1,275           --            --        --          --          --          --            --
       --              3           --            --        --          --          --          --            --
       --             --           --            --        --          --          --          --            --
    3,643         13,443          176         4,753        --      13,882          --          --           761
    1,028          2,000          479           478     1,561         693         769         196            94
    1,345             --        1,862           206     2,600           7       2,703       4,368            42
       --             --           94            --        --          --          --          72            --
       --             --           --             6        --          --          --          --            --
 --------      ---------     --------    ----------   --------   --------    --------    ---------      -------
  223,324        525,427      625,625     1,443,533   275,999     716,692     593,909     489,221        73,759
 --------      ---------     --------    ----------   --------   --------    --------    ---------      -------
    1,073            538           --            --        --          --          --          --            --
       --             13           --            --        --          --          --          --             2
       --             --           --            --        --          --          --          --            --
       --             --           --            --        --          --          --          --            --
   24,407             --       70,968       161,710    30,889      98,877      51,482      61,244            --
      805         14,864          168        16,045     3,509       3,756         438          --           911
       19         12,122          178        19,624       137       5,061       1,667         119         1,777
       --             --           --            --        --          --          --          --            --
       69            192          216           492        72         288          43         128            32
        2             16            6            21         7           7           6           5             1
       --             --           --            --        --          --          --          --            --
       36            258           56           124        34          52          32          60            44
 --------      ---------     --------    ----------   --------   --------    --------    ---------      -------
   26,411         28,003       71,592       198,016    34,648     108,041      53,668      61,556         2,767
 --------      ---------     --------    ----------   --------   --------    --------    ---------      -------
 $196,913      $ 497,424     $554,033    $1,245,517   $241,351   $608,651    $540,241    $427,665       $70,992
 ========      =========     ========    ==========   ========   ========    ========    =========      =======
 $     16      $      43     $     43    $       90   $    22    $     40    $     55    $     70       $     8
  222,210        715,970      545,002     1,373,816   214,505     554,501     704,904     737,047        79,133
    2,153          2,750          776        (3,460)    5,821       2,019       2,782        (701)          134
  (15,712)      (239,976)        (694)     (287,777)    1,559       9,337     (85,954)   (279,481)       (6,544)
  (11,754)        18,637        8,906       162,848    19,444      42,754     (81,546)    (29,270)       (1,739)
 --------      ---------     --------    ----------   --------   --------    --------    ---------      -------
 $196,913      $ 497,424     $554,033    $1,245,517   $241,351   $608,651    $540,241    $427,665       $70,992
 ========      =========     ========    ==========   ========   ========    ========    =========      =======
   16,987         42,363       42,717        89,604    21,793      40,225      55,088      70,235         8,008
 $  11.59      $   11.74     $  12.97    $    13.90   $ 11.07    $  15.13    $   9.81    $   6.09       $  8.87
 ========      =========     ========    ==========   ========   ========    ========    =========      =======
 $204,655      $ 490,141     $493,565    $1,113,536   $221,505   $557,189    $620,501    $437,999       $74,465
 ========      =========     ========    ==========   ========   ========    ========    =========      =======
 $     --      $   1,268     $     --    $       --   $    --    $     --    $     --    $     --       $    --
 ========      =========     ========    ==========   ========   ========    ========    =========      =======
 $     --      $      --     $     --    $       --   $    --    $     --    $     --    $     --       $    --
 ========      =========     ========    ==========   ========   ========    ========    =========      =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                         ------------------------------------------------------------------------
                                                                                        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                         AST
                                                                         MFS         AST         AST          AST          AST
                                                            AST         GROWTH      ALGER       JANUS      FEDERATED     GABELLI
                                                            MFS          WITH      ALL-CAP     MID-CAP     AGGRESSIVE    ALL-CAP
                                                           GROWTH       INCOME      GROWTH      GROWTH       GROWTH       VALUE
                                                         ----------    --------    --------    --------    ----------    --------
ASSETS
   Investments in securities at value(A)...............  $  705,853    $ 94,986    $491,843    $61,687      $22,652      $146,066
   Collateral received for securities lent.............     102,319      16,401     147,057     20,198           --        27,307
   Cash................................................       6,243           1          --         --           --            --
   Foreign currency at value(B)........................          --          --          --         --           --            --
   Unrealized appreciation on foreign currency exchange
     contracts.........................................          --          --          --         --           --            --
   Unrealized appreciation on interest rate swap
     agreements........................................          --          --          --         --           --            --
   Receivable for:
     Securities sold...................................      25,615         412      18,392         --          187            --
     Dividends and interest............................         343         119         121         12            8           247
     Fund shares sold..................................         278         187          40        206          113           232
     Futures variation margin..........................          --          --          --         --           --            --
   Other assets........................................          --          --          --         --           --            --
                                                         ----------    --------    --------    --------     -------      --------
       TOTAL ASSETS....................................     840,651     112,106     657,453     82,103       22,960       173,852
                                                         ----------    --------    --------    --------     -------      --------
LIABILITIES
   Cash overdraft......................................          --          --       1,350         --           --         3,966
   Unrealized depreciation on foreign currency exchange
     contracts.........................................          --          --          --         --           --            --
   Written options outstanding, at value(C)............          --          --          --         --           --            --
   Unrealized depreciation on interest rate swap
     agreements........................................          --          --          --         --           --            --
   Payable upon return of securities lent..............     102,319      16,401     147,057     20,198           --        27,307
   Payable for:
     Securities purchased..............................      27,107         106       8,301         14           99            --
     Fund shares redeemed..............................       7,690           8       5,707          9           --           381
     Futures variation margin..........................          --          --          --         --           --            --
     Advisory fees.....................................         244          36         161         30            9            60
     Shareholder servicing fees........................           8           1           5          1           --             1
     Accrued dividends.................................          --          --          --         --           --            --
   Accrued expenses and other liabilities..............         114          19          55         21            2            22
                                                         ----------    --------    --------    --------     -------      --------
       TOTAL LIABILITIES...............................     137,482      16,571     162,636     20,273          110        31,737
                                                         ----------    --------    --------    --------     -------      --------
NET ASSETS.............................................  $  703,169    $ 95,535    $494,817    $61,830      $22,850      $142,115
                                                         ==========    ========    ========    ========     =======      ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized,
 $.001
 par value per share)..................................  $      104    $     12    $    110    $    19      $     4      $     17
Additional paid-in capital.............................   1,177,394     127,923     900,156    147,260       31,886       173,276
Undistributed net investment income (loss).............      (1,489)        143      (2,082)      (245)        (171)          434
Accumulated net realized gain (loss) on investments....    (418,036)    (24,416)   (367,247)   (78,532)      (5,935)       (5,939)
Accumulated net unrealized appreciation (depreciation)
 on investments........................................     (54,804)     (8,127)    (36,120)    (6,672)      (2,934)      (25,673)
                                                         ----------    --------    --------    --------     -------      --------
NET ASSETS.............................................  $  703,169    $ 95,535    $494,817    $61,830      $22,850      $142,115
                                                         ==========    ========    ========    ========     =======      ========
Shares of common stock outstanding.....................     103,781      12,281     110,389     19,241        3,892        16,650
Net asset value, offering and redemption price per
 share.................................................  $     6.78    $   7.78    $   4.48    $  3.21      $  5.87      $   8.54
                                                         ==========    ========    ========    ========     =======      ========
(A) Investments at cost................................  $  760,657    $103,115    $527,963    $68,359      $25,586      $171,739
                                                         ==========    ========    ========    ========     =======      ========
(B) Foreign currency at cost...........................  $       --    $     --    $     --    $    --      $    --      $     --
                                                         ==========    ========    ========    ========     =======      ========
(C) Premiums received for written options..............  $       --    $     --    $     --    $    --      $    --      $     --
                                                         ==========    ========    ========    ========     =======      ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------
                                     PORTFOLIO
-----------------------------------------------------------------------------------
                             AST
   AST          AST       ALLIANCE/      AST                     AST         AST
  DEAM      LORD ABBETT   BERNSTEIN    SANFORD       AST        DEAM        DEAM
LARGE-CAP      BOND-      GROWTH +    BERNSTEIN      DEAM     LARGE-CAP   SMALL-CAP
  VALUE      DEBENTURE      VALUE     CORE VALUE     BOND      GROWTH       VALUE
---------   -----------   ---------   ----------   --------   ---------   ---------
$135,133      $82,795      $33,200     $77,926     $144,695   $ 78,817     $ 7,858
  23,545        4,650        9,075      16,136          --          --          --
     544           --           --          --       7,390       4,262         701
       4           --           --          --          --          --          --
      --           --           --          --          --          --          --
      --           --           --          --          --          --          --
   2,313          651        1,037          --       6,732          --       1,655
     194        1,785           61         138       1,166          75          12
   1,593          196          211         888           5       1,557         181
      --           --           --          --          --          --          --
      --           --           --          --          --          --          --
--------      -------      -------     -------     --------   --------     -------
 163,326       90,077       43,584      95,088     159,988      84,711      10,407
--------      -------      -------     -------     --------   --------     -------
      --          166          586          29          --          --          --
      --           --           --          --          --          --          --
      --           --           --          --          --          --          --
      --           --           --          --          --          --          --
  23,545        4,650        9,075      16,136          --          --          --
      --          100           --       1,388       8,033          --       2,125
     574            8           --           1       4,044          --          --
       6           --           --          --          --           2          --
      32           23           14          20          40          56           2
       2            1           --           1           2           8          --
      --           --           --          --          --          --           2
      19            8           14          12          17          10           2
--------      -------      -------     -------     --------   --------     -------
  24,178        4,956        9,689      17,587      12,136          76       2,131
--------      -------      -------     -------     --------   --------     -------
$139,148      $85,121      $33,895     $77,501     $147,852   $ 84,635     $ 8,276
========      =======      =======     =======     ========   ========     =======
$     16      $     9      $     4     $     8     $    14    $     10     $     1
 154,735       88,799       38,921      80,862     144,353      98,087       8,548
     163        2,739           99         392         609          23           9
  (4,875)      (2,376)      (1,380)        (18)      1,350      (2,999)       (172)
 (10,891)      (4,050)      (3,749)     (3,743)      1,526     (10,486)       (110)
--------      -------      -------     -------     --------   --------     -------
$139,148      $85,121      $33,895     $77,501     $147,852   $ 84,635     $ 8,276
========      =======      =======     =======     ========   ========     =======
  15,841        8,650        4,163       7,991      14,469       9,719         866
$   8.78      $  9.84      $  8.14     $  9.70     $ 10.22    $   8.71     $  9.56
========      =======      =======     =======     ========   ========     =======
$146,003      $86,845      $36,949     $81,669     $143,169   $ 89,296     $ 7,968
========      =======      =======     =======     ========   ========     =======
$      4      $    --      $    --     $    --     $    --    $     --     $    --
========      =======      =======     =======     ========   ========     =======
$     --      $    --      $    --     $    --     $    --    $     --     $    --
========      =======      =======     =======     ========   ========     =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                       --------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              AST
                                                            AST            AST                             NEUBERGER      AST
                                                          STRONG        ALLIANCE        AST        AST      BERMAN        DEAM
                                                       INTERNATIONAL   GROWTH AND     JANCAP      MONEY     MID-CAP      GLOBAL
                                                          EQUITY         INCOME       GROWTH     MARKET      VALUE     ALLOCATION
                                                       -------------   -----------   ---------   -------   ---------   ----------
INVESTMENT INCOME
   Interest..........................................    $    283       $     480    $   6,111   $25,585    $   308     $  4,279
   Dividends.........................................       5,575          15,923        7,482        --      6,384          845
   Security Lending..................................          --             209          306        --        146           33
   Foreign taxes withheld............................        (579)            (40)          --        --         (5)          (8)
                                                         --------       ---------    ---------   -------    -------     --------
       Total Investment Income.......................       5,279          16,572       13,899    25,585      6,833        5,149
                                                         --------       ---------    ---------   -------    -------     --------
EXPENSES
   Investment advisory fees..........................       1,848           6,729        9,132     6,599      4,741        1,172
   Shareholder servicing fees........................         211             897        1,015     1,319        529          218
   Administration and accounting fees................         163             264          280       142        230          124
   Custodian fees....................................          77              65           61        93         50           24
   Distribution fees.................................         399             607          558        --        453           24
   Audit and legal fees..............................           8              33           37        48         19            8
   Trustees' fees....................................           3              16           15        20          9            3
   Miscellaneous expenses............................          12              27           37        37         12           14
                                                         --------       ---------    ---------   -------    -------     --------
       Total Expenses................................       2,721           8,638       11,135     8,258      6,043        1,587
       Less: Advisory fee waivers and expense
         reimbursements..............................          --            (201)        (259)     (660)        --           --
       Less: Fees paid indirectly....................        (399)           (607)        (558)       --       (453)         (24)
                                                         --------       ---------    ---------   -------    -------     --------
       Net Expenses..................................       2,322           7,830       10,318     7,598      5,590        1,563
                                                         --------       ---------    ---------   -------    -------     --------
Net Investment Income (Loss).........................       2,957           8,742        3,581    17,987      1,243        3,586
                                                         --------       ---------    ---------   -------    -------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities....................................     (22,267)        (10,924)       6,717         2      9,636      (45,101)
       Foreign currency transactions.................        (180)             --           --        --         --          (56)
       Futures contracts.............................          --              --           --        --         --        4,680
       Written options contracts.....................          --              --           --        --         --           35
       Swap agreements...............................          --              --           --        --         --           --
                                                         --------       ---------    ---------   -------    -------     --------
   Net realized gain (loss)..........................     (22,447)        (10,924)       6,717         2      9,636      (40,442)
                                                         --------       ---------    ---------   -------    -------     --------
   Net change in unrealized appreciation
     (depreciation) on:
       Securities....................................         878        (263,705)    (489,944)       --     (5,665)     (11,851)
       Futures contracts.............................          --              --           --        --         --         (134)
       Written option contracts......................          --              --           --        --         --           --
       Swap Agreements...............................          --              --           --        --         --           --
       Translation of assets and liabilities
         denominated in foreign currencies...........          74              --           --        --         --           --
                                                         --------       ---------    ---------   -------    -------     --------
   Net change in unrealized appreciation
     (depreciation)..................................         952        (263,705)    (489,944)       --     (5,665)     (11,985)
                                                         --------       ---------    ---------   -------    -------     --------
   Net gain (loss) on investments....................     (21,495)       (274,629)    (483,227)        2      3,971      (52,427)
                                                         --------       ---------    ---------   -------    -------     --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations.................................    $(18,538)      $(265,887)   $(479,646)  $17,989    $ 5,214     $(48,841)
                                                         ========       =========    =========   =======    =======     ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   PORTFOLIO
-------------------------------------------------------------------------------
                            AST                               AST        AST
   AST          AST        PIMCO       AST         AST      T. ROWE   NEUBERGER
FEDERATED     T. ROWE      TOTAL     INVESCO      PBHG       PRICE     BERMAN
  HIGH      PRICE ASSET    RETURN     EQUITY    SMALL-CAP   GLOBAL     MID-CAP
  YIELD     ALLOCATION      BOND      INCOME     GROWTH      BOND      GROWTH
---------   -----------   --------   --------   ---------   -------   ---------
$ 26,815     $  3,989     $ 43,110   $ 6,713    $    105    $2,686    $    206
     872        1,900           --     6,561         329         3         316
      --           44           --       119          99        --         144
      --          (99)          --       (41)         --        --          --
--------     --------     --------   --------   --------    -------   --------
  27,687        5,834       43,110    13,352         533     2,689         666
--------     --------     --------   --------   --------    -------   --------
   2,113        1,373        5,660     3,671       1,877       445       2,057
     282          162          871       489         208        56         229
     183          138          262       226         164        56         167
      19           44          100        39          37       141          24
      --           --           --       134         251        --          99
      22            5           32        18           8         2           8
       5            3           14         9           3         1           4
      21           39           39        21           8         6           8
--------     --------     --------   --------   --------    -------   --------
   2,645        1,764        6,978     4,607       2,556       707       2,596
      --           --         (187)       (3)         --        --          --
      --           --           --      (134)       (251)       --         (99)
--------     --------     --------   --------   --------    -------   --------
   2,645        1,764        6,791     4,470       2,305       707       2,497
--------     --------     --------   --------   --------    -------   --------
  25,042        4,070       36,319     8,882      (1,772)    1,982      (1,831)
--------     --------     --------   --------   --------    -------   --------
 (35,844)      (6,929)      15,465   (29,025)    (23,203)     (209)    (64,289)
      --          (37)       1,617        --          --      (258)         --
      --           --        2,291        --          --        --          --
      --           --        6,587        --          --      (105)         --
      --           --        6,168        --          --        --          --
--------     --------     --------   --------   --------    -------   --------
 (35,844)      (6,966)      32,128   (29,025)    (23,203)     (572)    (64,289)
--------     --------     --------   --------   --------    -------   --------
   3,947      (12,630)     (16,965)  (57,610)    (63,404)    5,132     (31,423)
      --           --        7,870        --          --        --          --
      --           --       (1,107)       --          --       (60)         --
      --           --       (3,294)       --          --        --          --
      --           13        1,670        --          --     1,287          --
--------     --------     --------   --------   --------    -------   --------
   3,947      (12,617)     (11,826)  (57,610)    (63,404)    6,359     (31,423)
--------     --------     --------   --------   --------    -------   --------
 (31,897)     (19,583)      20,302   (86,635)    (86,607)    5,787     (95,712)
--------     --------     --------   --------   --------    -------   --------
$ (6,855)    $(15,513)    $ 56,621   $(77,753)  $(88,379)   $7,769    $(97,543)
========     ========     ========   ========   ========    =======   ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                            ---------------------------------------------------------------------
                                                                                          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                               AST        AST                              AST
                                                                 AST         T. ROWE     PIMCO                  AST      AMERICAN
                                                                DEAM          PRICE     LIMITED      AST       JANUS     CENTURY
                                                            INTERNATIONAL    NATURAL    MATURITY   ALLIANCE   OVERSEAS   INCOME &
                                                               EQUITY       RESOURCES     BOND      GROWTH     GROWTH     GROWTH
                                                            -------------   ---------   --------   --------   --------   --------
INVESTMENT INCOME
   Interest...............................................     $    89       $   129    $15,518    $     58   $    138   $     28
   Dividends..............................................       1,878         1,309         --       1,456      5,412      3,206
   Security Lending.......................................          --            24         --          28         --         54
   Foreign taxes withheld.................................        (250)          (38)        --         (25)      (511)       (18)
                                                               -------       -------    -------    --------   --------   --------
       Total Investment Income............................       1,717         1,424     15,518       1,517      5,039      3,270
                                                               -------       -------    -------    --------   --------   --------
EXPENSES
   Investment advisory fees...............................         779           752      2,116       1,824      2,610      1,332
   Shareholder servicing fees.............................          78            84        325         203        261        178
   Administration and accounting fees.....................          54            84        193         159        177        147
   Custodian fees.........................................         293             9         43          11        140         41
   Distribution fees......................................          --            24         --          33        270         --
   Audit and legal fees...................................           3             3         12           7         10          7
   Trustees' fees.........................................           1             1          5           4          4          3
   Miscellaneous expenses.................................           8             5         17           7         11          9
                                                               -------       -------    -------    --------   --------   --------
       Total Expenses.....................................       1,216           962      2,711       2,248      3,483      1,717
       Less: Advisory fee waivers and expense
         reimbursements...................................         (41)           --         --          --         --         --
       Less: Fees paid indirectly.........................          --           (24)        --         (33)      (270)        --
                                                               -------       -------    -------    --------   --------   --------
       Net Expenses.......................................       1,175           938      2,711       2,215      3,213      1,717
                                                               -------       -------    -------    --------   --------   --------
Net Investment Income (Loss)..............................         542           486     12,807        (698)     1,826      1,553
                                                               -------       -------    -------    --------   --------   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities.........................................       1,938         3,392      4,314     (45,845)   (59,749)    (3,143)
       Foreign currency transactions......................        (750)           (1)        (7)         --        623         --
       Futures contracts..................................          --            --      1,077          --         --       (496)
       Written options contracts..........................          --            --        226          --         --         --
       Swap agreements....................................          --            --         --          --         --         --
                                                               -------       -------    -------    --------   --------   --------
   Net realized gain (loss)...............................       1,188         3,391      5,610     (45,845)   (59,126)    (3,639)
                                                               -------       -------    -------    --------   --------   --------
   Net change in unrealized appreciation (depreciation)
     on:
       Securities.........................................      (6,788)        7,087     (1,727)    (45,385)     5,047    (35,960)
       Futures contracts..................................          --            --        (52)         --         --         66
       Written option contracts...........................          --            --       (116)         --         --         --
       Swap Agreements....................................          --            --      1,207          --         --         --
       Translation of assets and liabilities denominated
         in foreign currencies............................           2            --        (26)         --     (6,815)        --
                                                               -------       -------    -------    --------   --------   --------
   Net change in unrealized appreciation (depreciation)...      (6,786)        7,087       (714)    (45,385)    (1,768)   (35,894)
                                                               -------       -------    -------    --------   --------   --------
   Net gain (loss) on investments.........................      (5,598)       10,478      4,896     (91,230)   (60,894)   (39,533)
                                                               -------       -------    -------    --------   --------   --------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations...........................................     $(5,056)      $10,964    $17,703    $(91,928)  $(59,068)  $(37,980)
                                                               =======       =======    =======    ========   ========   ========

--------------------------------------------------------------------------------
See Notes to Financial Statements

  --------------------------------------------------------------------------------------------------------
                                                 PORTFOLIO
  --------------------------------------------------------------------------------------------------------
     AST           AST                                            AST         AST
  AMERICAN      AMERICAN         AST        AST        AST      GOLDMAN     SANFORD       AST        AST
   CENTURY       CENTURY       GABELLI    MARSICO    COHEN &     SACHS     BERNSTEIN     DEAM        MFS
  STRATEGIC   INTERNATIONAL   SMALL-CAP   CAPITAL    STEERS    SMALL-CAP    MANAGED    SMALL-CAP   GLOBAL
  BALANCED       GROWTH         VALUE      GROWTH    REALTY      VALUE     INDEX 500    GROWTH     EQUITY
  ---------   -------------   ---------   --------   -------   ---------   ---------   ---------   -------
  $  2,437      $    135       $  815     $    476   $   72     $   198    $     94    $    255    $    26
       890         7,078        2,546        5,428    5,490       4,859       4,859       2,194        624
        31            --           65          164       20          80          60          75         --
        (4)         (772)          (5)        (185)     (13)         --          --          (4)       (56)
  --------      --------       ------     --------   -------    -------    --------    --------    -------
     3,354         6,441        3,421        5,883    5,569       5,137       5,013       2,520        594
  --------      --------       ------     --------   -------    -------    --------    --------    -------
       872         2,529        2,530        5,838      912       2,701       1,795       2,376        321
       102           253          281          648       91         284         299         250         32
       113           146          182          252       90         181          75         173         42
        18           192           29           47       14          58          24          28         49
        --            --            7          199       21         369         250          --         --
         4            11           10           24        3          10          11           9          1
         2             4            5           10        2           5           5           3          1
         9            48           12           19        3           9          19           9          4
  --------      --------       ------     --------   -------    -------    --------    --------    -------
     1,120         3,183        3,056        7,037    1,136       3,617       2,478       2,848        450
        --            --           --          (76)      --          --          --        (375)        --
        --            --           (7)        (199)     (21)       (369)       (250)         --         --
  --------      --------       ------     --------   -------    -------    --------    --------    -------
     1,120         3,183        3,049        6,762    1,115       3,248       2,228       2,473        450
  --------      --------       ------     --------   -------    -------    --------    --------    -------
     2,234         3,258          372         (879)   4,454       1,889       2,785          47        144
  --------      --------       ------     --------   -------    -------    --------    --------    -------
    (6,537)      (17,337)       2,235      (32,182)   4,001      12,670     (14,670)    (28,827)      (893)
        --          (196)          --          (32)      --          --          --          --         (8)
      (165)           --         (551)          --       --        (452)         --      (1,123)        --
        --            --           --           --       --          --          --          --         --
        --            --           --           --       --          --          --          --         --
  --------      --------       ------     --------   -------    -------    --------    --------    -------
    (6,702)      (17,533)       1,684      (32,214)   4,001      12,218     (14,670)    (29,950)      (901)
  --------      --------       ------     --------   -------    -------    --------    --------    -------
    (8,516)       13,469        1,402       32,555   13,223      20,409     (58,241)    (40,976)    (1,840)
        57            --            3           --       --         (21)         --        (173)        --
        --            --           --           --       --          --          --          --         --
        --            --           --           --       --          --          --          --         --
        --            72           --            4       --          --          --          --        (33)
  --------      --------       ------     --------   -------    -------    --------    --------    -------
    (8,459)       13,541        1,405       32,559   13,223      20,388     (58,241)    (41,149)    (1,873)
  --------      --------       ------     --------   -------    -------    --------    --------    -------
   (15,161)       (3,992)       3,089          345   17,224      32,606     (72,911)    (71,099)    (2,774)
  --------      --------       ------     --------   -------    -------    --------    --------    -------
  $(12,927)     $   (734)      $3,461     $   (534)  $21,678    $34,495    $(70,126)   $(71,052)   $(2,630)
  ========      ========       ======     ========   =======    =======    ========    ========    =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                         ------------------------------------------------------------------------
                                                                                        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                        AST
                                                                        MFS          AST         AST          AST          AST
                                                            AST        GROWTH       ALGER       JANUS      FEDERATED     GABELLI
                                                            MFS         WITH       ALL-CAP     MID-CAP     AGGRESSIVE    ALL-CAP
                                                          GROWTH       INCOME      GROWTH       GROWTH       GROWTH       VALUE
                                                         ---------    --------    ---------    --------    ----------    --------
INVESTMENT INCOME
   Interest..........................................    $     256    $     54    $     146    $   102      $    15      $    176
   Dividends.........................................        2,959         691        1,224         69           41         1,191
   Security Lending..................................            1          23          137         19           --            54
   Foreign taxes withheld............................          (31)         (3)          (5)        --           --           (18)
                                                         ---------    --------    ---------    --------     -------      --------
       Total Investment Income.......................        3,185         765        1,502        190           56         1,403
                                                         ---------    --------    ---------    --------     -------      --------
EXPENSES
   Investment advisory fees..........................        3,898         476        3,016        345          162           783
   Shareholder servicing fees........................          433          53          317         34           17            82
   Administration and accounting fees................          214          52          190         38           20            82
   Custodian fees....................................           84          24           34         13           30            11
   Distribution fees.................................          316          10          327         35           --            --
   Audit and legal fees..............................           16           2           12          1            1             4
   Trustees' fees....................................            6           1            5          1           --             2
   Miscellaneous expenses............................           15           5           10          3            3             5
                                                         ---------    --------    ---------    --------     -------      --------
       Total Expenses................................        4,982         623        3,911        470          233           969
       Less: Advisory fee waivers and expense
         reimbursements..............................           --          --           --         --           (6)           --
       Less: Fees paid indirectly....................         (316)        (10)        (327)       (35)          --            --
                                                         ---------    --------    ---------    --------     -------      --------
       Net Expenses..................................        4,666         613        3,584        435          227           969
                                                         ---------    --------    ---------    --------     -------      --------
Net Investment Income (Loss).........................       (1,481)        152       (2,082)      (245)        (171)          434
                                                         ---------    --------    ---------    --------     -------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities....................................      (64,854)     (5,273)     (68,829)   (12,694)      (2,290)       (1,091)
       Foreign currency transactions.................          (10)         (2)          --         --           --            --
       Futures contracts.............................           --          --           --         --           --            --
       Written options contracts.....................           --          --           --         --           --            --
       Swap agreements...............................           --          --           --         --           --            --
                                                         ---------    --------    ---------    --------     -------      --------
   Net realized gain (loss)..........................      (64,864)     (5,275)     (68,829)   (12,694)      (2,290)       (1,091)
                                                         ---------    --------    ---------    --------     -------      --------
   Net change in unrealized appreciation
     (depreciation) on:
       Securities....................................      (99,774)     (8,571)     (75,315)    (1,958)      (5,644)      (22,395)
       Futures contracts.............................           --          --           --         --           --            --
       Written option contracts......................           --          --           --         --           --            --
       Swap Agreements...............................           --          --           --         --           --            --
       Translation of assets and liabilities
         denominated in foreign currencies...........           --           2           --         --           --            --
                                                         ---------    --------    ---------    --------     -------      --------
   Net change in unrealized appreciation
     (depreciation)..................................      (99,774)     (8,569)     (75,315)    (1,958)      (5,644)      (22,395)
                                                         ---------    --------    ---------    --------     -------      --------
   Net gain (loss) on investments....................     (164,638)    (13,844)    (144,144)   (14,652)      (7,934)      (23,486)
                                                         ---------    --------    ---------    --------     -------      --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations.................................    $(166,119)   $(13,692)   $(146,226)   $(14,897)    $(8,105)     $(23,052)
                                                         =========    ========    =========    ========     =======      ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------
                                    PORTFOLIO
---------------------------------------------------------------------------------
                             AST
   AST          AST       ALLIANCE/      AST                   AST         AST
  DEAM      LORD ABBETT   BERNSTEIN    SANFORD      AST       DEAM        DEAM
LARGE-CAP      BOND-      GROWTH +    BERNSTEIN     DEAM    LARGE-CAP   SMALL-CAP
  VALUE      DEBENTURE      VALUE     CORE VALUE    BOND     GROWTH       VALUE
---------   -----------   ---------   ----------   ------   ---------   ---------
$     73      $ 3,006      $    11     $    30     $ 775    $      9      $   1
     496          109          287         653        --         111         18
      17           15           10          12        --          --         --
      (3)          --           --          --        --          --         --
--------      -------      -------     -------     ------   --------      -----
     583        3,130          308         695       775         120         19
--------      -------      -------     -------     ------   --------      -----
     350          301          166         226       153          84          8
      38           38           18          30        18          10          1
      38           40           19          32        18          10          1
      10            6            4          11         2           2          2
      41           --           --          --        --          --         --
       1            1            1           1         1          --         --
       1            1           --           1        --          --         --
       2            5            1           2         1           1         --
--------      -------      -------     -------     ------   --------      -----
     481          392          209         303       193         107         12
     (20)          --           --          --       (27)        (10)        (2)
     (41)          --           --          --        --          --         --
--------      -------      -------     -------     ------   --------      -----
     420          392          209         303       166          97         10
--------      -------      -------     -------     ------   --------      -----
     163        2,738           99         392       609          23          9
--------      -------      -------     -------     ------   --------      -----
    (355)      (1,537)        (849)        514     1,350      (2,907)      (106)
      --           --           --          --        --          --         --
    (277)          --           --          --        --         (92)       (66)
      --           --           --          --        --          --         --
      --           --           --          --        --          --         --
--------      -------      -------     -------     ------   --------      -----
    (632)      (1,537)        (849)        514     1,350      (2,999)      (172)
--------      -------      -------     -------     ------   --------      -----
 (11,532)      (3,078)      (5,626)     (4,918)    1,526     (10,479)      (110)
     (20)          --           --          --        --          (7)        --
      --           --           --          --        --          --         --
      --           --           --          --        --          --         --
      --           --           --          --        --          --         --
--------      -------      -------     -------     ------   --------      -----
 (11,552)      (3,078)      (5,626)     (4,918)    1,526     (10,486)      (110)
--------      -------      -------     -------     ------   --------      -----
 (12,184)      (4,615)      (6,475)     (4,404)    2,876     (13,485)      (282)
--------      -------      -------     -------     ------   --------      -----
$(12,021)     $(1,877)     $(6,376)    $(4,012)    $3,485   $(13,462)     $(273)
========      =======      =======     =======     ======   ========      =====

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                   AST STRONG                            AST ALLIANCE
                                                              INTERNATIONAL EQUITY                    GROWTH AND INCOME
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $   2,957           $   2,314          $    8,742         $   13,115
   Net realized gain (loss) on investments..........       (22,447)           (122,274)            (10,924)            21,402
   Net change in unrealized appreciation
     (depreciation) on investments..................           952             (18,301)           (263,705)           (67,874)
                                                         ---------           ---------          ----------         ----------
     Net Increase (Decrease) in Net Assets from
       Operations...................................       (18,538)           (138,261)           (265,887)           (33,357)
                                                         ---------           ---------          ----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................        (2,561)               (981)            (13,117)           (14,510)
   Distributions to shareholders from capital
     gains..........................................            --             (64,790)            (83,418)          (190,922)
                                                         ---------           ---------          ----------         ----------
     Total Dividends and Distributions to
       Shareholders.................................        (2,561)            (65,771)            (96,535)          (205,432)
                                                         ---------           ---------          ----------         ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       242,323             814,050             210,025            659,868
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................         2,561              65,771              96,535            205,432
   Net asset value of shares issued in merger.......            --                  --                  --                 --
   Cost of shares redeemed..........................      (270,517)           (868,649)           (263,341)          (347,036)
                                                         ---------           ---------          ----------         ----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       (25,633)             11,172              43,219            518,264
                                                         ---------           ---------          ----------         ----------
     Total Increase (Decrease) in Net Assets........       (46,732)           (192,860)           (319,203)           279,475
NET ASSETS
   Beginning of Period..............................       444,271             637,131           1,875,230          1,595,755
                                                         ---------           ---------          ----------         ----------
   End of Period....................................     $ 397,539           $ 444,271          $1,556,027         $1,875,230
                                                         =========           =========          ==========         ==========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        16,811              46,862              11,839             33,399
   Shares issued in reinvestment of dividends and
     distributions..................................           184               3,728               5,716             10,705
   Shares issued in merger..........................            --                  --                  --                 --
   Shares redeemed..................................       (18,658)            (50,017)            (15,348)           (18,467)
                                                         ---------           ---------          ----------         ----------
     Net Increase (Decrease) in Shares
       Outstanding..................................        (1,663)                573               2,207             25,637
                                                         =========           =========          ==========         ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                      AST NEUBERGER BERMAN
         AST JANCAP GROWTH                       AST MONEY MARKET                        MID-CAP VALUE
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
   $    3,581         $    13,677        $    17,987         $    94,078         $    1,243         $    5,220
        6,717            (442,770)                 2                 362              9,636             45,782
     (489,944)           (913,931)                --                  --             (5,665)           (87,310)
   ----------         -----------        -----------         -----------         ----------         ----------
     (479,646)         (1,343,024)            17,989              94,440              5,214            (36,308)
   ----------         -----------        -----------         -----------         ----------         ----------
      (13,673)                 --            (17,987)            (94,078)            (4,849)            (1,340)
           --                  --               (352)                 --            (45,689)           (52,210)
   ----------         -----------        -----------         -----------         ----------         ----------
      (13,673)                 --            (18,339)            (94,078)           (50,538)           (53,550)
   ----------         -----------        -----------         -----------         ----------         ----------
      189,328           1,103,281          5,223,528          10,103,301            341,207            532,296
       13,673                  --             18,339             105,677             50,538             53,550
           --                  --                 --                  --                 --                 --
     (504,320)         (1,569,935)        (4,969,337)         (9,801,440)          (309,788)          (471,603)
   ----------         -----------        -----------         -----------         ----------         ----------
     (301,319)           (466,654)           272,530             407,538             81,957            114,243
   ----------         -----------        -----------         -----------         ----------         ----------
     (794,638)         (1,809,678)           272,180             407,900             36,633             24,385
    2,452,732           4,262,410          2,652,093           2,244,193          1,003,034            978,649
   ----------         -----------        -----------         -----------         ----------         ----------
   $1,658,094         $ 2,452,732        $ 2,924,273         $ 2,652,093         $1,039,667         $1,003,034
   ==========         ===========        ===========         ===========         ==========         ==========
        8,873              39,328          5,223,532          10,103,298             22,284             34,620
          636                  --             18,338             105,677              3,399              3,507
           --                  --                 --                  --                 --                 --
      (23,926)            (58,504)        (4,969,337)         (9,801,436)           (20,381)           (31,119)
   ----------         -----------        -----------         -----------         ----------         ----------
      (14,417)            (19,176)           272,533             407,539              5,302              7,008
   ==========         ===========        ===========         ===========         ==========         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        AST FEDERATED
                                                           AST DEAM GLOBAL ALLOCATION                     HIGH YIELD
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $   3,586           $  14,547          $   25,042         $   55,265
   Net realized gain (loss) on investments..........       (40,442)            (36,049)            (35,844)           (72,289)
   Net change in unrealized appreciation
     (depreciation) on investments..................       (11,985)            (51,885)              3,947             17,942
                                                         ---------           ---------          ----------         ----------
     Net Increase (Decrease) in Net Assets from
       Operations...................................       (48,841)            (73,387)             (6,855)               918
                                                         ---------           ---------          ----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................       (14,493)            (14,627)            (55,266)           (57,695)
   Distributions to shareholders from capital
     gains..........................................            --                  --                  --                 --
                                                         ---------           ---------          ----------         ----------
     Total Dividends and Distributions to
       Shareholders.................................       (14,493)            (14,627)            (55,266)           (57,695)
                                                         ---------           ---------          ----------         ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................        25,524             150,587             232,162            465,099
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................        14,493              14,627              55,266             57,696
   Net asset value of shares issued in merger.......            --                  --                  --                 --
   Cost of shares redeemed..........................       (79,127)           (218,682)           (254,082)          (438,079)
                                                         ---------           ---------          ----------         ----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       (39,110)            (53,468)             33,346             84,716
                                                         ---------           ---------          ----------         ----------
     Total Increase (Decrease) in Net Assets........      (102,444)           (141,482)            (28,775)            27,939
NET ASSETS
   Beginning of Period..............................       481,159             622,641             525,821            497,882
                                                         ---------           ---------          ----------         ----------
   End of Period....................................     $ 378,715           $ 481,159          $  497,046         $  525,821
                                                         =========           =========          ==========         ==========
SHARES ISSUED AND REDEEMED
   Shares sold......................................         2,334              12,178              27,895             49,526
   Shares issued in reinvestment of dividends and
     distributions..................................         1,358               1,159               7,031              6,099
   Shares issued in merger..........................            --                  --                  --                 --
   Shares redeemed..................................        (7,416)            (18,154)            (30,343)           (47,531)
                                                         ---------           ---------          ----------         ----------
     Net Increase (Decrease) in Shares
       Outstanding..................................        (3,724)             (4,817)              4,583              8,094
                                                         =========           =========          ==========         ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
         AST T. ROWE PRICE                          AST PIMCO                             AST INVESCO
          ASSET ALLOCATION                      TOTAL RETURN BOND                        EQUITY INCOME
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
    $  4,070           $  8,915           $   36,319         $   73,877          $    8,882         $   24,254
      (6,966)             9,762               32,128             33,673             (29,025)           (37,471)
     (12,617)           (39,180)             (11,826)            11,287             (57,610)           (98,835)
    --------           --------           ----------         ----------          ----------         ----------
     (15,513)           (20,503)              56,621            118,837             (77,753)          (112,052)
    --------           --------           ----------         ----------          ----------         ----------
      (8,650)           (11,194)             (75,526)           (69,226)            (24,256)           (25,524)
     (11,079)           (37,656)             (32,366)                --                  --            (11,529)
    --------           --------           ----------         ----------          ----------         ----------
     (19,729)           (48,850)            (107,892)           (69,226)            (24,256)           (37,053)
    --------           --------           ----------         ----------          ----------         ----------
      18,268             54,344              566,999            963,629             149,572            388,744
      19,729             48,850              107,892             69,226              24,256             37,053
          --                 --                   --                 --                  --                 --
     (26,328)           (96,425)            (302,446)          (702,338)           (230,845)          (420,693)
    --------           --------           ----------         ----------          ----------         ----------
      11,669              6,769              372,445            330,517             (57,017)             5,104
    --------           --------           ----------         ----------          ----------         ----------
     (23,573)           (62,584)             321,174            380,128            (159,026)          (144,001)
     332,791            395,375            1,638,346          1,258,218           1,029,069          1,173,070
    --------           --------           ----------         ----------          ----------         ----------
    $309,218           $332,791           $1,959,520         $1,638,346          $  870,043         $1,029,069
    ========           ========           ==========         ==========          ==========         ==========
       1,282              3,383               48,643             83,147               9,779             24,001
       1,421              3,141                9,423              6,209               1,614              2,227
          --                 --                   --                 --                  --                 --
      (1,856)            (6,232)             (26,237)           (60,424)            (15,323)           (26,917)
    --------           --------           ----------         ----------          ----------         ----------
         847                291               31,829             28,932              (3,930)              (689)
    ========           ========           ==========         ==========          ==========         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                    AST PBHG                          AST T. ROWE PRICE
                                                                SMALL-CAP GROWTH                      GLOBAL BOND GROWTH
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $  (1,772)          $  (2,310)          $  1,982           $  5,530
   Net realized gain (loss) on investments..........       (23,203)            (96,991)              (572)            (1,553)
   Net change in unrealized appreciation
     (depreciation) on investments..................       (63,404)             57,130              6,359               (893)
                                                         ---------           ---------           --------           --------
     Net Increase (Decrease) in Net Assets from
       Operations...................................       (88,379)            (42,171)             7,769              3,084
                                                         ---------           ---------           --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................            --                  --                 --                 --
   Distributions to shareholders from capital
     gains..........................................            --             (85,078)                --                 --
                                                         ---------           ---------           --------           --------
     Total Dividends and Distributions to
       Shareholders.................................            --             (85,078)                --                 --
                                                         ---------           ---------           --------           --------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       323,458             146,426             63,101             39,912
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................            --              85,078                 --                 --
   Net asset value of shares issued in merger.......            --                  --                 --                 --
   Cost of shares redeemed..........................      (384,950)           (201,393)           (37,851)           (57,182)
                                                         ---------           ---------           --------           --------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       (61,492)             30,111             25,250            (17,270)
                                                         ---------           ---------           --------           --------
     Total Increase (Decrease) in Net Assets........      (149,871)            (97,138)            33,019            (14,186)
NET ASSETS
   Beginning of Period..............................       494,900             592,038            108,014            122,200
                                                         ---------           ---------           --------           --------
   End of Period....................................     $ 345,029           $ 494,900           $141,033           $108,014
                                                         =========           =========           ========           ========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        22,059               9,749              6,374              4,168
   Shares issued in reinvestment of dividends and
     distributions..................................            --               5,409                 --                 --
   Shares issued in merger..........................            --                  --                 --                 --
   Shares redeemed..................................       (26,242)            (13,127)            (3,883)            (5,980)
                                                         ---------           ---------           --------           --------
     Net Increase (Decrease) in Shares
       Outstanding..................................        (4,183)              2,031              2,491             (1,812)
                                                         =========           =========           ========           ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
        AST NEUBERGER BERMAN                                                           AST T. ROWE PRICE
           MID-CAP GROWTH                 AST DEAM INTERNATIONAL EQUITY                NATURAL RESOURCES
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
   $  (1,831)          $  (3,296)          $    542           $    (137)          $    486           $  1,242
     (64,289)           (251,255)             1,188             (75,498)             3,391              5,301
     (31,423)             66,228             (6,786)             (6,448)             7,087             (9,320)
   ---------           ---------           --------           ---------           --------           --------
     (97,543)           (188,323)            (5,056)            (82,083)            10,964             (2,777)
   ---------           ---------           --------           ---------           --------           --------
          --                  --                 --                  --             (2,339)            (1,654)
          --             (96,162)                --                  --             (5,243)           (10,373)
   ---------           ---------           --------           ---------           --------           --------
          --             (96,162)                --                  --             (7,582)           (12,027)
   ---------           ---------           --------           ---------           --------           --------
     330,173             811,278            105,140             205,895             97,693             86,322
          --              96,162                 --                  --              7,582             12,027
          --                  --                 --                  --                 --                 --
    (375,402)           (823,779)           (89,071)           (244,858)           (62,171)           (82,639)
   ---------           ---------           --------           ---------           --------           --------
     (45,229)             83,660             16,069             (38,963)            43,104             15,710
   ---------           ---------           --------           ---------           --------           --------
    (142,772)           (200,825)            11,013            (121,046)            46,486                906
     518,580             719,405            154,991             276,037            135,550            134,644
   ---------           ---------           --------           ---------           --------           --------
   $ 375,808           $ 518,580           $166,004           $ 154,991           $182,036           $135,550
   =========           =========           ========           =========           ========           ========
      25,852              53,275             10,307              17,600              6,301              5,508
          --               5,838                 --                  --                516                797
          --                  --                 --                  --                 --                 --
     (29,701)            (54,370)            (8,811)            (20,778)            (3,997)            (5,498)
   ---------           ---------           --------           ---------           --------           --------
      (3,849)              4,743              1,496              (3,178)             2,820                807
   =========           =========           ========           =========           ========           ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                   AST PIMCO
                                                             LIMITED MATURITY BOND                   AST ALLIANCE GROWTH
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $  12,807           $  26,969          $    (698)          $    (880)
   Net realized gain (loss) on investments..........         5,610               8,043            (45,845)           (121,309)
   Net change in unrealized appreciation
     (depreciation) on investments..................          (714)              2,876            (45,385)             52,282
                                                         ---------           ---------          ---------           ---------
     Net Increase (Decrease) in Net Assets from
       Operations...................................        17,703              37,888            (91,928)            (69,907)
                                                         ---------           ---------          ---------           ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................       (26,976)            (23,913)                --                  --
   Distributions to shareholders from capital
     gains..........................................        (8,081)                 --                 --            (101,065)
                                                         ---------           ---------          ---------           ---------
     Total Dividends and Distributions to
       Shareholders.................................       (35,057)            (23,913)                --            (101,065)
                                                         ---------           ---------          ---------           ---------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       257,457             550,222            111,097             311,737
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................        35,057              23,913                 --             101,065
   Net asset value of shares issued in merger.......            --                  --                 --                  --
   Cost of shares redeemed..........................      (123,463)           (394,755)          (138,266)           (256,208)
                                                         ---------           ---------          ---------           ---------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       169,051             179,380            (27,169)            156,594
                                                         ---------           ---------          ---------           ---------
     Total Increase (Decrease) in Net Assets........       151,697             193,355           (119,097)            (14,378)
NET ASSETS
   Beginning of Period..............................       611,197             417,842            452,984             467,362
                                                         ---------           ---------          ---------           ---------
   End of Period....................................     $ 762,894           $ 611,197          $ 333,887           $ 452,984
                                                         =========           =========          =========           =========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        23,264              49,745             12,394              30,162
   Shares issued in reinvestment of dividends and
     distributions..................................         3,234               2,245                 --               9,498
   Shares issued in merger..........................            --                  --                 --                  --
   Shares redeemed..................................       (11,190)            (35,617)           (15,791)            (24,189)
                                                         ---------           ---------          ---------           ---------
     Net Increase (Decrease) in Shares
       Outstanding..................................        15,308              16,372             (3,397)             15,471
                                                         =========           =========          =========           =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
             AST JANUS                         AST AMERICAN CENTURY                   AST AMERICAN CENTURY
          OVERSEAS GROWTH                        INCOME & GROWTH                       STRATEGIC BALANCED
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
   $   1,826          $    4,926           $  1,553           $   3,172           $  2,234           $  4,506
     (59,126)            (94,813)            (3,639)            (35,766)            (6,702)            (7,551)
      (1,768)           (148,546)           (35,894)            (10,255)            (8,459)            (5,844)
   ---------          ----------           --------           ---------           --------           --------
     (59,068)           (238,433)           (37,980)            (42,849)           (12,927)            (8,889)
   ---------          ----------           --------           ---------           --------           --------
     (18,118)            (45,834)            (3,169)             (3,138)            (4,499)            (3,909)
          --            (218,867)                --                  --                 --             (5,039)
   ---------          ----------           --------           ---------           --------           --------
     (18,118)           (264,701)            (3,169)             (3,138)            (4,499)            (8,948)
   ---------          ----------           --------           ---------           --------           --------
       9,820             280,086             52,589              75,765             21,577             58,731
      18,118             264,701              3,169               3,138              4,499              8,948
          --                  --                 --                  --                 --                 --
     (91,914)           (548,295)           (73,409)           (146,057)           (22,459)           (56,603)
   ---------          ----------           --------           ---------           --------           --------
     (63,976)             (3,508)           (17,651)            (67,154)             3,617             11,076
   ---------          ----------           --------           ---------           --------           --------
    (141,162)           (506,642)           (58,800)           (113,141)           (13,809)            (6,761)
     587,377           1,094,019            374,739             487,880            210,722            217,483
   ---------          ----------           --------           ---------           --------           --------
   $ 446,215          $  587,377           $315,939           $ 374,739           $196,913           $210,722
   =========          ==========           ========           =========           ========           ========
         991              20,342              4,553               6,153              1,786              4,627
       1,925              21,193                278                 250                373                692
          --                  --                 --                  --                 --                 --
      (9,517)            (43,448)            (6,459)            (12,219)            (1,866)            (4,496)
   ---------          ----------           --------           ---------           --------           --------
      (6,601)             (1,913)            (1,628)             (5,816)               293                823
   =========          ==========           ========           =========           ========           ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                   ------------------------------------------------------------------------------
                                                                                     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                            AST AMERICAN CENTURY                         AST GABELLI
                                                            INTERNATIONAL GROWTH                       SMALL-CAP VALUE
                                                   ---------------------------------------   ------------------------------------
                                                   SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                    JUNE 30, 2002          YEAR ENDED         JUNE 30, 2002        YEAR ENDED
                                                    (UNAUDITED)(2)    DECEMBER 31, 2001(1)     (UNAUDITED)      DECEMBER 31, 2001
                                                   ----------------   --------------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)..................     $   3,258            $   2,082            $     372           $   2,376
   Net realized gain (loss) on investments.......       (17,533)            (113,314)               1,684               6,373
   Net change in unrealized appreciation
     (depreciation) on investments...............        13,541               39,458                1,405              10,895
                                                      ---------            ---------            ---------           ---------
     Net Increase (Decrease) in Net Assets from
       Operations................................          (734)             (71,774)               3,461              19,644
                                                      ---------            ---------            ---------           ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income......................................            --               (1,562)              (2,310)             (2,130)
   Distributions to shareholders from capital
     gains.......................................            --              (23,834)              (8,534)            (21,755)
                                                      ---------            ---------            ---------           ---------
     Total Dividends and Distributions to
       Shareholders..............................            --              (25,396)             (10,844)            (23,885)
                                                      ---------            ---------            ---------           ---------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.....................       283,457              639,830              338,743             572,641
   Net asset value of shares issued in
     reinvestment of dividends
     and distributions...........................            --               25,396               10,844              23,885
   Net asset value of shares issued in merger....         4,251              218,518                   --                  --
   Cost of shares redeemed.......................      (307,676)            (600,952)            (326,650)           (387,393)
                                                      ---------            ---------            ---------           ---------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions..........................       (19,968)             282,793               22,937             209,133
                                                      ---------            ---------            ---------           ---------
     Total Increase (Decrease) in Net Assets.....       (20,702)             185,622               15,554             204,893
NET ASSETS
   Beginning of Period...........................       518,126              332,504              538,479             333,586
                                                      ---------            ---------            ---------           ---------
   End of Period.................................     $ 497,424            $ 518,126            $ 554,033           $ 538,479
                                                      =========            =========            =========           =========
SHARES ISSUED AND REDEEMED
   Shares sold...................................        25,561               46,128               25,324              44,507
   Shares issued in reinvestment of dividends and
     distributions...............................            --                1,679                  857               1,888
   Shares issued in merger.......................           350               20,354                   --                  --
   Shares redeemed...............................       (26,135)             (43,885)             (24,658)            (30,827)
                                                      ---------            ---------            ---------           ---------
     Net Increase (Decrease) in Shares
       Outstanding...............................          (224)              24,276                1,523              15,568
                                                      =========            =========            =========           =========

--------------------------------------------------------------------------------

(1) Acquired AST American Century International Growth Portfolio II on September 24, 2001.

(2) Acquired AST Scudder Japan Portfolio on May 3, 2002.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                AST MARSICO                                                                AST GOLDMAN SACHS
               CAPITAL GROWTH                   AST COHEN & STEERS REALTY                   SMALL-CAP VALUE
    ------------------------------------   ------------------------------------   ------------------------------------
    SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
     JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
      (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
    ----------------   -----------------   ----------------   -----------------   ----------------   -----------------
       $     (879)        $   (3,455)          $  4,454           $   6,542          $   1,889           $   2,151
          (32,214)          (256,537)             4,001                (845)            12,218              41,356
           32,559           (122,915)            13,223              (4,640)            20,388             (15,767)
       ----------         ----------           --------           ---------          ---------           ---------
             (534)          (382,907)            21,678               1,056             34,495              27,740
       ----------         ----------           --------           ---------          ---------           ---------
               --                 --             (4,940)             (4,009)            (1,944)                 --
               --            (32,835)                --                  --            (43,887)             (7,792)
       ----------         ----------           --------           ---------          ---------           ---------
               --            (32,835)            (4,940)             (4,009)           (45,831)             (7,792)
       ----------         ----------           --------           ---------          ---------           ---------
          480,420            585,800            141,304             133,140            414,998             404,670
               --             32,835              4,940               4,009             45,831               7,792
               --                 --                 --                  --                 --                  --
         (486,796)          (721,315)           (61,262)           (127,052)          (273,353)           (227,658)
       ----------         ----------           --------           ---------          ---------           ---------
           (6,376)          (102,680)            84,982              10,097            187,476             184,804
       ----------         ----------           --------           ---------          ---------           ---------
           (6,910)          (518,422)           101,720               7,145            176,140             204,752
        1,252,427          1,770,849            139,631             132,486            432,511             227,759
       ----------         ----------           --------           ---------          ---------           ---------
       $1,245,517         $1,252,427           $241,351           $ 139,631          $ 608,651           $ 432,511
       ==========         ==========           ========           =========          =========           =========
           33,574             37,819             13,314              13,167             27,074              27,376
               --              2,031                495                 425              3,216                 529
               --                 --                 --                  --                 --                  --
          (34,190)           (47,469)            (5,824)            (12,803)           (17,871)            (15,751)
       ----------         ----------           --------           ---------          ---------           ---------
             (616)            (7,619)             7,985                 789             12,419              12,154
       ==========         ==========           ========           =========          =========           =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                             AST SANFORD BERNSTEIN                         AST DEAM
                                                               MANAGED INDEX 500                       SMALL-CAP GROWTH
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $   2,785           $   5,997          $      47          $    (4,008)
   Net realized gain (loss) on investments..........       (14,670)            (50,434)           (29,950)            (181,720)
   Net change in unrealized appreciation
     (depreciation) on investments..................       (58,241)            (29,762)           (41,149)             (40,694)
                                                         ---------           ---------          ---------          -----------
     Net Increase (Decrease) in Net Assets from
       Operations...................................       (70,126)            (74,199)           (71,052)            (226,422)
                                                         ---------           ---------          ---------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................        (5,999)             (6,007)                --                   --
   Distributions to shareholders from capital
     gains..........................................            --              (7,295)                --             (118,375)
                                                         ---------           ---------          ---------          -----------
     Total Dividends and Distributions to
       Shareholders.................................        (5,999)            (13,302)                --             (118,375)
                                                         ---------           ---------          ---------          -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       225,675             455,390            717,374            1,263,130
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................         5,999              13,302                 --              118,375
   Net asset value of shares issued in merger.......            --                  --                 --                   --
   Cost of shares redeemed..........................      (238,671)           (462,725)          (755,981)          (1,291,223)
                                                         ---------           ---------          ---------          -----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................        (6,997)              5,967            (38,607)              90,282
                                                         ---------           ---------          ---------          -----------
     Total Increase (Decrease) in Net Assets........       (83,122)            (81,534)          (109,659)            (254,515)
NET ASSETS
   Beginning of Period..............................       623,363             704,897            537,324              791,839
                                                         ---------           ---------          ---------          -----------
   End of Period....................................     $ 540,241           $ 623,363          $ 427,665          $   537,324
                                                         =========           =========          =========          ===========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        20,799              39,839            105,277              163,217
   Shares issued in reinvestment of dividends and
     distributions..................................           559               1,120                 --               13,529
   Shares issued in merger..........................            --                  --                 --                   --
   Shares redeemed..................................       (22,244)            (40,807)          (111,447)            (167,928)
                                                         ---------           ---------          ---------          -----------
     Net Increase (Decrease) in Shares
       Outstanding..................................          (886)                152             (6,170)               8,818
                                                         =========           =========          =========          ===========

--------------------------------------------------------------------------------

(3) Acquired AST Alger Growth Portfolio on February 16, 2001.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
                                                        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   AST MFS
           AST MFS GLOBAL EQUITY                       AST MFS GROWTH                         GROWTH WITH INCOME
    ------------------------------------   ---------------------------------------   ------------------------------------
    SIX MONTHS ENDED                       SIX MONTHS ENDED                          SIX MONTHS ENDED
     JUNE 30, 2002        YEAR ENDED        JUNE 30, 2002          YEAR ENDED         JUNE 30, 2002        YEAR ENDED
      (UNAUDITED)      DECEMBER 31, 2001     (UNAUDITED)      DECEMBER 31, 2001(3)     (UNAUDITED)      DECEMBER 31, 2001
    ----------------   -----------------   ----------------   --------------------   ----------------   -----------------
        $    144           $     10           $  (1,481)           $   (1,122)           $    152           $    410
            (901)            (5,199)            (64,864)             (346,727)             (5,275)           (17,881)
          (1,873)             1,039             (99,774)              (10,871)             (8,569)              (252)
        --------           --------           ---------            ----------            --------           --------
          (2,630)            (4,150)           (166,119)             (358,720)            (13,692)           (17,723)
        --------           --------           ---------            ----------            --------           --------
              (7)                --                  --                   (26)               (421)              (124)
              --                 --                  --                    --                  --                 --
        --------           --------           ---------            ----------            --------           --------
              (7)                --                  --                   (26)               (421)              (124)
        --------           --------           ---------            ----------            --------           --------
          31,118             99,157             147,878               330,351              26,549             93,530
               7                 --                  --                    26                 421                124
              --                 --                  --             1,321,985                  --                 --
         (13,378)           (68,639)           (252,987)             (401,270)            (26,036)           (44,712)
        --------           --------           ---------            ----------            --------           --------
          17,747             30,518            (105,109)            1,251,092                 934             48,942
        --------           --------           ---------            ----------            --------           --------
          15,110             26,368            (271,228)              892,346             (13,179)            31,096
          55,882             29,514             974,397                82,051             108,714             77,618
        --------           --------           ---------            ----------            --------           --------
        $ 70,992           $ 55,882           $ 703,169            $  974,397            $ 95,535           $108,714
        ========           ========           =========            ==========            ========           ========
           3,429             10,679              18,944                23,650               3,130              9,953
               1                 --                  --                     3                  49                 12
              --                 --                  --               132,412                  --                 --
          (1,492)            (7,499)            (32,994)              (47,164)             (3,123)            (5,108)
        --------           --------           ---------            ----------            --------           --------
           1,938              3,180             (14,050)              108,901                  56              4,857
        ========           ========           =========            ==========            ========           ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                    AST ALGER                              AST JANUS
                                                                 ALL-CAP GROWTH                          MID-CAP GROWTH
                                                      -------------------------------------    ----------------------------------
                                                       SIX MONTHS                               SIX MONTHS
                                                          ENDED                                    ENDED
                                                      JUNE 30, 2002         YEAR ENDED         JUNE 30, 2002       YEAR ENDED
                                                       (UNAUDITED)     DECEMBER 31, 2001(4)     (UNAUDITED)     DECEMBER 31, 2001
                                                      -------------    --------------------    -------------    -----------------
FROM OPERATIONS
   Net investment income (loss).....................    $  (2,082)          $  (2,842)           $   (245)          $    (445)
   Net realized gain (loss) on investments..........      (68,829)           (221,979)            (12,694)            (59,164)
   Net change in unrealized appreciation
     (depreciation) on investments..................      (75,315)             79,507              (1,958)             15,881
                                                        ---------           ---------            --------           ---------
     Net Increase (Decrease) in Net Assets from
       Operations...................................     (146,226)           (145,314)            (14,897)            (43,728)
                                                        ---------           ---------            --------           ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................           --                  --                  --                 (58)
   Distributions to shareholders from capital
     gains..........................................           --                  --                  --                  --
                                                        ---------           ---------            --------           ---------
     Total Dividends and Distributions to
       Shareholders.................................           --                  --                  --                 (58)
                                                        ---------           ---------            --------           ---------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       51,630             207,621              38,935             149,965
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................           --                  --                  --                  58
   Net asset value of shares issued in merger.......           --             870,332                  --                  --
   Cost of shares redeemed..........................     (153,646)           (394,659)            (33,247)           (100,296)
                                                        ---------           ---------            --------           ---------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................     (102,016)            683,294               5,688              49,727
                                                        ---------           ---------            --------           ---------
     Total Increase (Decrease) in Net Assets........     (248,242)            537,980              (9,209)              5,941
NET ASSETS
   Beginning of Period..............................      743,059             205,079              71,039              65,098
                                                        ---------           ---------            --------           ---------
   End of Period....................................    $ 494,817           $ 743,059            $ 61,830           $  71,039
                                                        =========           =========            ========           =========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        9,693              34,527              10,655              27,909
   Shares issued in reinvestment of dividends and
     distributions..................................           --                  --                  --                   9
   Shares issued in merger..........................           --             135,289                  --                  --
   Shares redeemed..................................      (29,743)            (69,364)             (9,287)            (19,844)
                                                        ---------           ---------            --------           ---------
     Net Increase (Decrease) in Shares
       Outstanding..................................      (20,050)            100,452               1,368               8,074
                                                        =========           =========            ========           =========

--------------------------------------------------------------------------------

(4) Acquired AST Alger Mid-Cap Growth Portfolio on February 16, 2001.

(5) Acquired AST Kinetics Internet Portfolio on May 3, 2002.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                PORTFOLIO
----------------------------------------------------------------------------------------------------------
          AST FEDERATED                        AST GABELLI                           AST DEAM
        AGGRESSIVE GROWTH                     ALL-CAP VALUE                       LARGE-CAP VALUE
---------------------------------   ----------------------------------   ---------------------------------
 SIX MONTHS                           SIX MONTHS                          SIX MONTHS
    ENDED                               ENDED                                ENDED
JUNE 30, 2002      YEAR ENDED       JUNE 30, 2002       YEAR ENDED       JUNE 30, 2002      YEAR ENDED
 (UNAUDITED)    DECEMBER 31, 2001   (UNAUDITED)(5)   DECEMBER 31, 2001    (UNAUDITED)    DECEMBER 31, 2001
-------------   -----------------   --------------   -----------------   -------------   -----------------
  $   (171)         $   (124)          $    434          $     977         $    163          $    172
    (2,290)           (3,259)            (1,091)            (4,784)            (632)           (4,237)
    (5,644)            2,795            (22,395)            (3,382)         (11,552)              700
  --------          --------           --------          ---------         --------          --------
    (8,105)             (588)           (23,052)            (7,189)         (12,021)           (3,365)
  --------          --------           --------          ---------         --------          --------
        --                (3)              (977)               (39)            (162)              (18)
      (234)               --                 --                (40)              --                --
  --------          --------           --------          ---------         --------          --------
      (234)               (3)              (977)               (79)            (162)              (18)
  --------          --------           --------          ---------         --------          --------
    56,199            75,545             58,668            264,857          144,627            85,161
       234                 3                977                 79              162                18
        --                --              4,155                 --               --                --
   (74,733)          (27,406)           (56,542)          (112,947)         (38,815)          (42,790)
  --------          --------           --------          ---------         --------          --------
   (18,300)           48,142              7,258            151,989          105,974            42,389
  --------          --------           --------          ---------         --------          --------
   (26,639)           47,551            (16,771)           144,721           93,791            39,006
    49,489             1,938            158,886             14,165           45,357             6,351
  --------          --------           --------          ---------         --------          --------
  $ 22,850          $ 49,489           $142,115          $ 158,886         $139,148          $ 45,357
  ========          ========           ========          =========         ========          ========
     8,292            10,166              6,005             25,998           15,060             8,674
        37                --                103                  8               17                 2
        --                --                426                 --               --                --
   (11,292)           (3,524)            (5,993)           (11,301)          (4,111)           (4,446)
  --------          --------           --------          ---------         --------          --------
    (2,963)            6,642                541             14,705           10,966             4,230
  ========          ========           ========          =========         ========          ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                         ------------------------------------------------------------------------
                                                                                        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                  AST LORD ABBETT                    AST ALLIANCE/BERNSTEIN
                                                                   BOND-DEBENTURE                        GROWTH + VALUE
                                                         ----------------------------------    ----------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                             ENDED                                 ENDED
                                                         JUNE 30, 2002       YEAR ENDED        JUNE 30, 2002       YEAR ENDED
                                                          (UNAUDITED)     DECEMBER 31, 2001     (UNAUDITED)     DECEMBER 31, 2001
                                                         -------------    -----------------    -------------    -----------------
FROM OPERATIONS
   Net investment income (loss)........................    $  2,738           $  2,416           $     99           $     39
   Net realized gain (loss) on investments.............      (1,537)              (839)              (849)              (371)
   Net change in unrealized appreciation (depreciation)
     on investments....................................      (3,078)            (1,021)            (5,626)             1,877
                                                           --------           --------           --------           --------
     Net Increase (Decrease) in Net Assets from
       Operations......................................      (1,877)               556             (6,376)             1,545
                                                           --------           --------           --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income............................................      (2,416)               (13)               (39)                --
   Distributions to shareholders from capital gains....          --                 (5)              (160)                --
                                                           --------           --------           --------           --------
     Total Dividends and Distributions to
       Shareholders....................................      (2,416)               (18)              (199)                --
                                                           --------           --------           --------           --------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...........................      50,032            100,888             18,486             49,943
   Net asset value of shares issued in reinvestment of
     dividends and distributions.......................       2,416                 18                199                 --
   Net asset value of shares issued in merger..........          --                 --                 --                 --
   Cost of shares redeemed.............................     (25,490)           (45,771)           (12,222)           (17,481)
                                                           --------           --------           --------           --------
   Increase (Decrease) in Net Assets from Capital Share
     Transactions......................................      26,958             55,135              6,463             32,462
                                                           --------           --------           --------           --------
     Total Increase (Decrease) in Net Assets...........      22,665             55,673               (112)            34,007
NET ASSETS
   Beginning of Period.................................      62,456              6,783             34,007                 --
                                                           --------           --------           --------           --------
   End of Period.......................................    $ 85,121           $ 62,456           $ 33,895           $ 34,007
                                                           ========           ========           ========           ========
SHARES ISSUED AND REDEEMED
   Shares sold.........................................       4,914              9,791              2,012              5,466
   Shares issued in reinvestment of dividends and
     distributions.....................................         246                  2                 22                 --
   Shares issued in merger.............................          --                 --                 --                 --
   Shares redeemed.....................................      (2,488)            (4,483)            (1,372)            (1,965)
                                                           --------           --------           --------           --------
     Net Increase (Decrease) in Shares Outstanding.....       2,672              5,310                662              3,501
                                                           ========           ========           ========           ========

--------------------------------------------------------------------------------

(6) Commenced operations on May 1, 2002.

See Notes to Financial Statements.

---------------------------------------------------------------------------------------
                                       PORTFOLIO
---------------------------------------------------------------------------------------
      AST SANFORD BERNSTEIN            AST DEAM          AST DEAM          AST DEAM
           CORE VALUE                    BOND        LARGE-CAP GROWTH   SMALL-CAP VALUE
---------------------------------   --------------   ----------------   ---------------
 SIX MONTHS                             PERIOD            PERIOD            PERIOD
    ENDED                               ENDED             ENDED              ENDED
JUNE 30, 2002      YEAR ENDED       JUNE 30, 2002     JUNE 30, 2002      JUNE 30, 2002
 (UNAUDITED)    DECEMBER 31, 2001   (UNAUDITED)(6)    (UNAUDITED)(6)    (UNAUDITED)(6)
-------------   -----------------   --------------   ----------------   ---------------
  $    392          $    154           $    609          $     23           $     9
       514              (532)             1,350            (2,999)             (172)
    (4,918)            1,175              1,526           (10,486)             (110)
  --------          --------           --------          --------           -------
    (4,012)              797              3,485           (13,462)             (273)
  --------          --------           --------          --------           -------
      (154)               --                 --                --                --
        --                --                 --                --                --
  --------          --------           --------          --------           -------
      (154)               --                 --                --                --
  --------          --------           --------          --------           -------
    66,145            56,021            165,210            98,571            11,393
       154                --                 --                --                --
        --                --                 --                --                --
   (28,732)          (12,718)           (20,843)             (474)           (2,844)
  --------          --------           --------          --------           -------
    37,567            43,303            144,367            98,097             8,549
  --------          --------           --------          --------           -------
    33,401            44,100            147,852            84,635             8,276
    44,100                --                 --                --                --
  --------          --------           --------          --------           -------
  $ 77,501          $ 44,100           $147,852          $ 84,635           $ 8,276
  ========          ========           ========          ========           =======
     6,445             5,668             16,517             9,771             1,162
        15                --                 --                --                --
        --                --                 --                --                --
    (2,817)           (1,320)            (2,048)              (52)             (296)
  --------          --------           --------          --------           -------
     3,643             4,348             14,469             9,719               866
  ========          ========           ========          ========           =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------
                                                                 INCREASE (DECREASE) FROM
                                                                  INVESTMENT OPERATIONS
                                                          --------------------------------------
                                              NET ASSET      NET
                                                VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                   PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT
           PORTFOLIO               ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
--------------------------------  --------    ---------   ----------   ------------   ----------
AST Strong                        06/30/02**   $15.07       $0.09        $ (0.79)      $ (0.70)
  International Equity            12/31/01      22.03        0.08          (4.75)        (4.67)
                                  12/31/00      34.23        0.22          (8.09)        (7.87)
                                  12/31/99      22.67        0.05          13.36         13.41
                                  12/31/98      21.29        0.20           3.81          4.01
                                  12/31/97      19.22        0.36           2.96          3.32
AST Alliance                      06/30/02**   $18.70       $0.09        $ (2.65)      $ (2.56)
  Growth and Income               12/31/01      21.38        0.12          (0.15)        (0.03)
                                  12/31/00      23.50        0.19           0.57          0.76
                                  12/31/99      21.68        0.23           3.04          3.27
                                  12/31/98      20.53        0.25           2.23          2.48
                                  12/31/97      17.17        0.24           3.76          4.00
AST JanCap Growth                 06/30/02**   $23.97       $0.05        $ (5.02)      $ (4.97)
                                  12/31/01      35.08        0.13         (11.24)       (11.11)
                                  12/31/00      55.21       (0.06)        (15.55)       (15.61)
                                  12/31/99      37.00        0.05          19.65         19.70
                                  12/31/98      23.15        0.04          15.10         15.14
                                  12/31/97      18.79        0.06           5.16          5.22
AST Money Market                  06/30/02**   $ 1.00       $0.01        $    --       $  0.01
                                  12/31/01       1.00        0.04             --          0.04
                                  12/31/00       1.00        0.06             --          0.06
                                  12/31/99       1.00        0.04             --          0.04
                                  12/31/98       1.00        0.05             --          0.05
                                  12/31/97       1.00        0.05             --          0.05
AST Neuberger Berman              06/30/02**   $15.41       $0.02        $  0.13       $  0.15
  Mid-Cap Value                   12/31/01      16.85        0.08          (0.60)        (0.52)
                                  12/31/00      13.32        0.02           3.60          3.62
                                  12/31/99      13.16        0.10           0.60          0.70
                                  12/31/98      15.15        0.21          (0.52)        (0.31)
                                  12/31/97      12.83        0.32           2.87          3.19
AST DeAM                          06/30/02**   $11.46       $0.10        $ (1.31)      $ (1.21)
  Global Allocation               12/31/01      13.30        0.34          (1.87)        (1.53)
                                  12/31/00      15.24        0.34          (0.89)        (0.55)
                                  12/31/99      14.13        0.32           2.30          2.62
                                  12/31/98      13.64        0.34           1.31          1.65
                                  12/31/97      13.19        0.33           1.85          2.18

--------------------------------  -------------------------------------

                                           LESS DISTRIBUTIONS
                                  -------------------------------------

                                   FROM NET    FROM NET
                                  INVESTMENT   REALIZED       TOTAL
           PORTFOLIO                INCOME      GAINS     DISTRIBUTIONS
--------------------------------  ----------   --------   -------------
AST Strong                          $(0.08)     $   --       $(0.08)
  International Equity               (0.03)      (2.26)       (2.29)
                                     (0.07)      (4.26)       (4.33)
                                        --       (1.85)       (1.85)
                                     (0.67)      (1.96)       (2.63)
                                     (0.30)      (0.95)       (1.25)
AST Alliance                        $(0.13)     $(0.83)      $(0.96)
  Growth and Income                  (0.19)      (2.46)       (2.65)
                                     (0.23)      (2.65)       (2.88)
                                     (0.25)      (1.20)       (1.45)
                                     (0.25)      (1.08)       (1.33)
                                     (0.23)      (0.41)       (0.64)
AST JanCap Growth                   $(0.14)     $   --       $(0.14)
                                        --          --           --
                                     (0.07)      (4.45)       (4.52)
                                        --       (1.49)       (1.49)
                                     (0.08)      (1.21)       (1.29)
                                     (0.05)      (0.81)       (0.86)
AST Money Market                    $(0.01)     $   --+      $(0.01)
                                     (0.04)         --        (0.04)
                                     (0.06)         --+       (0.06)
                                     (0.04)         --        (0.04)
                                     (0.05)         --        (0.05)
                                     (0.05)         --        (0.05)
AST Neuberger Berman                $(0.08)     $(0.71)      $(0.79)
  Mid-Cap Value                      (0.02)      (0.90)       (0.92)
                                     (0.04)      (0.05)       (0.09)
                                     (0.24)      (0.30)       (0.54)
                                     (0.36)      (1.32)       (1.68)
                                     (0.36)      (0.51)       (0.87)
AST DeAM                            $(0.35)     $   --       $(0.35)
  Global Allocation                  (0.31)         --        (0.31)
                                     (0.32)      (1.07)       (1.39)
                                     (0.35)      (1.16)       (1.51)
                                     (0.35)      (0.81)       (1.16)
                                     (0.31)      (1.42)       (1.73)

--------------------------------------------------------------------------------

* Includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements, for the years 1999, 2000, 2001 and for the period ended June 30, 2002.

** Unaudited.
+  Amount represents less than a penny per share.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $14.29      (4.60%)   $  397,539        28%           1.29%            1.29%               1.40%
      15.07     (22.75%)      444,271       162%           1.09%            1.14%               0.45%
      22.03     (26.53%)      637,131        86%           1.16%            1.16%               0.63%
      34.23      64.13%       770,512       159%           1.18%            1.18%               0.18%
      22.67      20.10%       497,461       117%           1.13%            1.13%               0.69%
      21.29      18.15%       412,270       116%           1.15%            1.15%               1.04%
     $15.18     (14.18%)   $1,556,027        40%           0.94%            0.96%               0.97%
      18.70      (0.48%)    1,875,230       103%           0.94%            0.96%               0.74%
      21.38       5.52%     1,595,755       144%           1.05%            1.06%               0.96%
      23.50      16.09%     1,498,306        69%           0.92%            0.94%               1.09%
      21.68      12.48%     1,181,909        78%           0.91%            0.91%               1.32%
      20.53      23.92%       936,986        41%           0.93%            0.93%               1.60%
     $18.86     (20.81%)   $1,658,094        28%           1.07%            1.10%               0.35%
      23.97     (31.67%)    2,452,732        46%           1.04%            1.07%               0.45%
      35.08     (30.97%)    4,262,410        34%           1.00%            1.04%              (0.13%)
      55.21      55.01%     5,923,778        35%           1.00%            1.04%               0.12%
      37.00      68.26%     3,255,658        42%           1.02%            1.04%               0.16%
      23.15      28.66%     1,511,602        94%           1.07%            1.08%               0.24%
     $ 1.00       0.69%    $2,924,273        N/A           0.58%            0.63%               1.36%
       1.00       3.77%     2,652,093        N/A           0.59%            0.64%               3.60%
       1.00       6.07%     2,244,193        N/A           0.60%            0.65%               5.93%
       1.00       4.60%     2,409,157        N/A           0.60%            0.65%               4.52%
       1.00       5.14%       967,733        N/A           0.60%            0.66%               4.99%
       1.00       5.18%       759,888        N/A           0.60%            0.69%               5.06%
     $14.77       0.92%    $1,039,667        52%           1.14%            1.14%               0.24%
      15.41      (3.03%)    1,003,034       221%           1.22%            1.22%               0.55%
      16.85      27.49%       978,649       220%           1.24%            1.24%               0.19%
      13.32       5.67%       664,383       176%           1.13%            1.13%               0.39%
      13.16      (2.33%)      271,968       208%           1.05%            1.05%               1.83%
      15.15      26.42%       201,143        91%           0.90%            0.90%               3.34%
     $ 9.90     (10.83%)   $  378,715       140%           0.73%            0.73%               1.64%
      11.46     (11.73%)      481,159        77%           0.89%            0.95%               2.68%
      13.30      (4.36%)      622,641        60%           0.95%            0.95%               2.70%
      15.24      20.85%       499,571       154%           1.00%            1.00%               2.37%
      14.13      12.86%       409,335       139%           1.00%            1.00%               2.55%
      13.64      18.28%       357,591       170%           1.03%            1.03%               2.81%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

-----------------------------------------------------------------------------------------------
                                                                INCREASE (DECREASE) FROM
                                                                 INVESTMENT OPERATIONS
                                                         --------------------------------------
                                             NET ASSET      NET
                                               VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                  PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT
           PORTFOLIO              ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
-------------------------------  --------    ---------   ----------   ------------   ----------
AST Federated High Yield         06/30/02**   $ 8.86       $ 0.42       $ (0.55)      $ (0.13)
                                 12/31/01       9.71         0.74         (0.66)         0.08
                                 12/31/00      11.92         1.18         (2.23)        (1.05)
                                 12/31/99      12.65         1.03         (0.77)         0.26
                                 12/31/98      13.11         0.91         (0.57)         0.34
                                 12/31/97      12.13         0.75          0.83          1.58
AST T. Rowe Price                06/30/02**   $15.05       $ 0.18       $ (0.87)      $ (0.69)
  Asset Allocation               12/31/01      18.12         0.41         (1.21)        (0.80)
                                 12/31/00      18.86         0.52         (0.63)        (0.11)
                                 12/31/99      17.47         0.44          1.32          1.76
                                 12/31/98      15.13         0.35          2.38          2.73
                                 12/31/97      13.27         0.33          2.03          2.36
AST PIMCO                        06/30/02**   $11.93       $ 0.19       $  0.20       $  0.39
  Total Return Bond              12/31/01      11.60         0.56          0.42          0.98
                                 12/31/00      10.99         0.65          0.56          1.21
                                 12/31/99      12.02         0.58         (0.71)        (0.13)
                                 12/31/98      11.72         0.49          0.56          1.05
                                 12/31/97      11.11         0.48          0.58          1.06
AST INVESCO                      06/30/02**   $15.59       $ 0.15       $ (1.34)      $ (1.19)
  Equity Income                  12/31/01      17.59         0.34         (1.82)        (1.48)
                                 12/31/00      18.65         0.38          0.32          0.70
                                 12/31/99      17.50         0.36          1.61          1.97
                                 12/31/98      16.51         0.31          1.81          2.12
                                 12/31/97      13.99         0.31          2.84          3.15
AST PBHG                         06/30/02**   $15.87       $(0.08)      $ (3.02)      $ (3.10)
  Small-Cap Growth               12/31/01      20.30        (0.07)        (1.27)        (1.34)
                                 12/31/00      42.61        (0.22)       (18.08)       (18.30)
                                 12/31/99      17.61        (0.03)        25.03         25.00
                                 12/31/98      17.81        (0.08)         0.73          0.65
                                 12/31/97      16.80        (0.05)         1.06          1.01
AST T. Rowe Price                06/30/02**   $ 9.65       $ 0.06       $  0.60       $  0.66
  Global Bond                    12/31/01       9.40         0.56         (0.31)         0.25
                                 12/31/00       9.60         0.48         (0.53)        (0.05)
                                 12/31/99      11.46         0.33         (1.25)        (0.92)
                                 12/31/98      10.11         0.52          0.94          1.46
                                 12/31/97      10.90         0.20         (0.57)        (0.37)

-------------------------------  -------------------------------------

                                          LESS DISTRIBUTIONS
                                 -------------------------------------

                                  FROM NET    FROM NET
                                 INVESTMENT   REALIZED       TOTAL
           PORTFOLIO               INCOME      GAINS     DISTRIBUTIONS
-------------------------------  ----------   --------   -------------
AST Federated High Yield           $(0.96)     $   --       $(0.96)
                                    (0.93)         --        (0.93)
                                    (1.16)         --        (1.16)
                                    (0.91)      (0.08)       (0.99)
                                    (0.76)      (0.04)       (0.80)
                                    (0.54)      (0.06)       (0.60)
AST T. Rowe Price                  $(0.39)     $(0.50)      $(0.89)
  Asset Allocation                  (0.52)      (1.75)       (2.27)
                                    (0.45)      (0.18)       (0.63)
                                    (0.36)      (0.01)       (0.37)
                                    (0.33)      (0.06)       (0.39)
                                    (0.26)      (0.24)       (0.50)
AST PIMCO                          $(0.52)     $(0.22)      $(0.74)
  Total Return Bond                 (0.65)         --        (0.65)
                                    (0.60)         --        (0.60)
                                    (0.52)      (0.38)       (0.90)
                                    (0.51)      (0.24)       (0.75)
                                    (0.45)         --        (0.45)
AST INVESCO                        $(0.38)     $   --       $(0.38)
  Equity Income                     (0.36)      (0.16)       (0.52)
                                    (0.36)      (1.40)       (1.76)
                                    (0.32)      (0.50)       (0.82)
                                    (0.32)      (0.81)       (1.13)
                                    (0.26)      (0.37)       (0.63)
AST PBHG                           $   --      $   --       $   --
  Small-Cap Growth                     --       (3.09)       (3.09)
                                       --       (4.01)       (4.01)
                                       --          --           --
                                       --       (0.85)       (0.85)
                                       --          --           --
AST T. Rowe Price                  $   --      $   --       $   --
  Global Bond                          --          --           --
                                    (0.15)         --        (0.15)
                                    (0.71)      (0.23)       (0.94)
                                    (0.03)      (0.08)       (0.11)
                                    (0.16)      (0.26)       (0.42)

--------------------------------------------------------------------------------

* Includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements, for the years 1999, 2000, 2001 and for the period ended June 30, 2002.

** Unaudited.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $ 7.77      (1.48%)   $  497,046        25%           0.94%            0.94%               8.89%
       8.86       0.14%       526,056        48%           0.95%            0.95%              10.22%
       9.71      (9.69%)      497,882        20%           0.96%            0.96%              10.36%
      11.92       2.00%       623,788        39%           0.94%            0.94%               9.09%
      12.65       2.61%       595,680        36%           0.95%            0.95%               8.64%
      13.11      13.59%       434,420        28%           0.98%            0.98%               8.83%
     $13.47      (4.72%)   $  309,218        63%           1.09%            1.09%               2.52%
      15.05      (4.79%)      332,791       103%           1.10%            1.10%               2.46%
      18.12      (0.48%)      395,375        43%           1.08%            1.08%               2.64%
      18.86      10.28%       447,542        17%           1.07%            1.07%               2.65%
      17.47      18.36%       344,197         8%           1.09%            1.09%               2.70%
      15.13      18.40%       213,075        10%           1.13%            1.13%               2.95%
     $11.58       3.33%    $1,959,520       135%           0.78%            0.80%               4.17%
      11.93       8.87%     1,638,346       343%           0.79%            0.81%               5.02%
      11.60      11.57%     1,258,218       365%           0.82%            0.82%               6.14%
      10.99      (1.09%)    1,005,763       227%           0.82%            0.82%               5.46%
      12.02       9.46%       896,497       231%           0.83%            0.83%               5.24%
      11.72       9.87%       572,100       320%           0.86%            0.86%               5.56%
     $14.02      (7.82%)   $  870,043        15%           0.94%            0.94%               1.81%
      15.59      (8.59%)    1,029,069        26%           0.91%            0.92%               2.17%
      17.59       4.74%     1,173,070        55%           0.94%            0.95%               2.25%
      18.65      11.74%     1,048,064        76%           0.93%            0.93%               2.10%
      17.50      13.34%       831,482        67%           0.93%            0.93%               2.17%
      16.51      23.33%       602,105        73%           0.95%            0.95%               2.54%
     $12.77     (19.53%)   $  345,029        64%           1.23%            1.23%              (0.85%)
      15.87      (6.47%)      494,900       136%           1.16%            1.16%              (0.51%)
      20.30     (48.16%)      592,038        85%           1.07%            1.07%              (0.54%)
      42.61     141.96%     1,443,211       116%           1.08%            1.08%              (0.46%)
      17.61       3.49%       285,847       100%           1.12%            1.12%              (0.53%)
      17.81       6.01%       278,258        77%           1.13%            1.13%              (0.32%)
     $10.31       6.84%    $  141,033       163%           1.27%            1.27%               3.57%
       9.65       2.66%       108,014       187%           0.87%            1.08%               4.83%
       9.40      (0.45%)      122,200       171%           1.12%            1.12%               4.35%
       9.60      (8.33%)      138,144       106%           1.11%            1.11%               3.51%
      11.46      14.72%       147,973       136%           1.11%            1.11%               4.78%
      10.11      (3.42%)      130,408       173%           1.11%            1.11%               4.73%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------------
                                                                         INCREASE (DECREASE) FROM
                                                                          INVESTMENT OPERATIONS
                                                                  --------------------------------------
                                                      NET ASSET      NET
                                                        VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                          PERIOD      BEGINNING     INCOME     & UNREALIZED   INVESTMENT
             PORTFOLIO                    ENDED       OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
------------------------------------    ----------    ---------   ----------   ------------   ----------
AST Neuberger Berman                      06/30/02**   $13.65       $(0.07)       $(2.58)       $(2.65)
  Mid-Cap Growth                          12/31/01      21.63        (0.06)        (5.02)        (5.08)
                                          12/31/00      24.03        (0.04)        (1.74)        (1.78)
                                          12/31/99      17.26        (0.11)         8.21          8.10
                                          12/31/98      16.61        (0.05)         3.31          3.26
                                          12/31/97      14.39         0.01          2.36          2.37
AST DeAM                                  06/30/02**   $10.10       $ 0.03        $(0.27)       $(0.24)
  International Equity                    12/31/01      14.91        (0.01)        (4.80)        (4.81)
                                          12/31/00      24.63        (0.07)        (5.10)        (5.17)
                                          12/31/99      13.04        (0.07)        11.72         11.65
                                          12/31/98      11.78         0.05          1.24          1.29
                                          12/31/97      11.63         0.03          0.21          0.24
AST T. Rowe Price                         06/30/02**   $15.12       $ 0.03        $ 1.08        $ 1.11
  Natural Resources                       12/31/01      16.50         0.15         (0.04)         0.11
                                          12/31/00      13.16         0.17          3.31          3.48
                                          12/31/99      11.97         0.14          2.67          2.81
                                          12/31/98      14.57         0.19         (1.78)        (1.59)
                                          12/31/97      14.47         0.14          0.35          0.49
AST PIMCO                                 06/30/02**   $11.30       $ 0.16        $ 0.14        $ 0.30
  Limited Maturity Bond                   12/31/01      11.07         0.50          0.36          0.86
                                          12/31/00      10.84         0.68          0.17          0.85
                                          12/31/99      11.08         0.59         (0.22)         0.37
                                          12/31/98      11.02         0.56          0.03          0.59
                                          12/31/97      10.81         0.55          0.22          0.77
AST Alliance Growth                       06/30/02**   $ 9.78       $(0.02)       $(1.98)       $(2.00)
                                          12/31/01      15.15        (0.02)        (1.93)        (1.95)
                                          12/31/00      18.95           --         (2.24)        (2.24)
                                          12/31/99      16.07        (0.07)         4.85          4.78
                                          12/31/98      12.62        (0.10)         3.55          3.45
                                          12/31/97      10.99        (0.05)         1.68          1.63
AST Janus                                 06/30/02**   $10.39       $ 0.07        $(1.19)       $(1.12)
  Overseas Growth                         12/31/01      18.72         0.12         (3.73)        (3.61)
                                          12/31/00      25.10        (0.04)        (6.03)        (6.07)
                                          12/31/99      13.74        (0.03)        11.39         11.36
                                          12/31/98      11.87         0.04          1.88          1.92
                                          12/31/97(1)   10.00         0.02          1.85          1.87
AST American Century                      06/30/02**   $11.84       $ 0.05        $(1.27)       $(1.22)
  Income & Growth                         12/31/01      13.02         0.10         (1.19)        (1.09)
                                          12/31/00      15.65         0.07         (1.74)        (1.67)
                                          12/31/99      13.47         0.09          2.84          2.93
                                          12/31/98      12.23         0.11          1.38          1.49
                                          12/31/97(1)   10.00         0.07          2.16          2.23
AST American Century                      06/30/02**   $12.62       $ 0.13        $(0.89)       $(0.76)
  Strategic Balanced                      12/31/01      13.70         0.27         (0.78)        (0.51)
                                          12/31/00      15.30         0.32         (0.81)        (0.49)
                                          12/31/99      13.66         0.20          1.56          1.76
                                          12/31/98      11.34         0.11          2.29          2.40
                                          12/31/97(1)   10.00         0.11          1.23          1.34

------------------------------------  -------------------------------------

                                               LESS DISTRIBUTIONS
                                      -------------------------------------

                                       FROM NET    FROM NET
                                      INVESTMENT   REALIZED       TOTAL
             PORTFOLIO                  INCOME      GAINS     DISTRIBUTIONS
------------------------------------  ----------   --------   -------------
AST Neuberger Berman                    $   --      $   --       $   --
  Mid-Cap Growth                            --       (2.90)       (2.90)
                                            --       (0.62)       (0.62)
                                            --       (1.33)       (1.33)
                                         (0.01)      (2.60)       (2.61)
                                         (0.02)      (0.13)       (0.15)
AST DeAM                                $   --      $   --       $   --
  International Equity                      --          --           --
                                            --       (4.55)       (4.55)
                                         (0.03)      (0.03)       (0.06)
                                         (0.03)         --        (0.03)
                                         (0.08)      (0.01)       (0.09)
AST T. Rowe Price                       $(0.24)     $(0.54)      $(0.78)
  Natural Resources                      (0.20)      (1.29)       (1.49)
                                         (0.14)         --        (0.14)
                                         (0.18)      (1.44)       (1.62)
                                         (0.14)      (0.87)       (1.01)
                                         (0.07)      (0.32)       (0.39)
AST PIMCO                               $(0.47)     $(0.14)      $(0.61)
  Limited Maturity Bond                  (0.63)         --        (0.63)
                                         (0.62)         --        (0.62)
                                         (0.61)         --        (0.61)
                                         (0.53)         --        (0.53)
                                         (0.56)         --        (0.56)
AST Alliance Growth                     $   --      $   --       $   --
                                            --       (3.42)       (3.42)
                                            --       (1.56)       (1.56)
                                            --       (1.90)       (1.90)
                                            --          --           --
                                            --          --           --
AST Janus                               $(0.33)     $   --       $(0.33)
  Overseas Growth                        (0.82)      (3.90)       (4.72)
                                         (0.13)      (0.18)       (0.31)
                                            --          --           --
                                         (0.05)         --        (0.05)
                                            --          --           --
AST American Century                    $(0.10)     $   --       $(0.10)
  Income & Growth                        (0.09)         --        (0.09)
                                         (0.08)      (0.88)       (0.96)
                                         (0.11)      (0.64)       (0.75)
                                         (0.07)      (0.18)       (0.25)
                                            --          --           --
AST American Century                    $(0.27)     $   --       $(0.27)
  Strategic Balanced                     (0.25)      (0.32)       (0.57)
                                         (0.23)      (0.88)       (1.11)
                                         (0.12)         --        (0.12)
                                         (0.08)         --        (0.08)
                                            --          --           --

--------------------------------------------------------------------------------
(1)Commenced operations on January 2, 1997.
* Includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements, for the years 1999, 2000, 2001 and for the period ended June 30, 2002.
** Unaudited.

See Notes to Financial Statements.

  ------------------------------------------------------------------------------------------------------
                                                           RATIOS OF EXPENSES
                       SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
              -----------------------------------   --------------------------------
  NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
    VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
     END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
  OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
  ---------   -------   -------------   ---------   --------------   ---------------   -----------------
   $11.00     (19.41%)   $  375,808        52%          1.14%             1.14%             (0.80%)
    13.65     (25.79%)      518,580       117%          1.12%             1.12%             (0.60%)
    21.63      (8.07%)      719,405       121%          1.09%             1.09%             (0.55%)
    24.03      51.37%       394,325       148%          1.13%             1.13%             (0.71%)
    17.26      20.65%       261,792       228%          1.07%             1.07%             (0.34%)
    16.61      16.68%       185,050       305%          0.99%             0.99%              0.07%
   $ 9.86      (2.38%)   $  166,004       281%          1.51%             1.56%              0.70%
    10.10     (32.21%)      154,991       712%          1.66%             1.60%             (0.07%)
    14.91     (30.28%)      276,037       514%          1.34%             1.38%             (0.44%)
    24.63      89.71%       217,397       309%          1.29%             1.29%             (0.54%)
    13.04      10.92%       119,997        46%          1.30%             1.30%              0.32%
    11.78       2.03%       117,938        73%          1.35%             1.35%              0.43%
   $15.45       7.63%    $  182,036        18%          1.15%             1.15%              0.58%
    15.12       0.70%       135,550        36%          1.08%             1.11%              0.85%
    16.50      26.79%       134,644        96%          1.14%             1.20%              1.13%
    13.16      28.11%       102,225        72%          1.16%             1.16%              1.11%
    11.97     (11.83%)       74,126        55%          1.16%             1.16%              1.14%
    14.57       3.39%       111,954        44%          1.16%             1.16%              0.98%
   $10.99       2.75%    $  762,894       155%          0.83%             0.83%              3.93%
    11.30       7.97%       611,197       445%          0.83%             0.83%              5.10%
    11.07       8.43%       417,842       171%          0.87%             0.87%              6.14%
    10.84       3.37%       406,604       178%          0.86%             0.86%              5.51%
    11.08       5.72%       349,707       263%          0.86%             0.86%              5.70%
    11.02       7.46%       288,642        54%          0.88%             0.88%              5.71%
   $ 7.78     (20.45%)   $  333,887        24%          1.11%             1.11%             (0.34%)
     9.78     (14.72%)      452,984       106%          1.13%             1.13%             (0.22%)
    15.15     (13.74%)      467,362       135%          1.16%             1.16%             (0.46%)
    18.95      33.91%       364,454       316%          1.11%             1.11%             (0.50%)
    16.07      27.34%       300,924       252%          1.22%             1.22%             (0.70%)
    12.62      14.83%       235,648       219%          1.23%             1.23%             (0.59%)
   $ 8.94     (10.92%)   $  446,215        27%          1.33%             1.33%              0.70%
    10.39     (23.55%)      587,377        74%          1.24%             1.24%              0.64%
    18.72     (24.62%)    1,094,019        75%          1.18%             1.19%             (0.02%)
    25.10      82.68%     1,551,045        76%          1.23%             1.23%             (0.18%)
    13.74      16.22%       607,206        97%          1.27%             1.27%              0.32%
    11.87      18.70%       255,705        94%          1.35%             1.35%              0.36%
   $10.52     (10.35%)   $  315,939        35%          0.97%             0.97%              0.87%
    11.84      (8.44%)      374,739        55%          0.94%             0.94%              0.76%
    13.02     (10.77%)      487,880        61%          0.94%             0.94%              0.68%
    15.65      22.98%       360,630       125%          0.98%             0.98%              0.86%
    13.47      12.27%       189,871        87%          1.00%             1.00%              1.05%
    12.23      22.30%       117,438        81%          1.23%             1.23%              1.24%
   $11.59      (6.09%)   $  196,913        64%          1.09%             1.09%              2.18%
    12.62      (3.80%)      210,722       124%          1.08%             1.08%              2.19%
    13.70      (3.11%)      217,483       125%          1.10%             1.10%              2.33%
    15.30      12.97%       216,748       104%          1.10%             1.10%              1.93%
    13.66      21.29%        91,043        95%          1.16%             1.13%              1.68%
    11.34      13.40%        28,947        76%          1.25%             1.35%              2.02%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------------------------
                                                                  INCREASE (DECREASE) FROM
                                                                   INVESTMENT OPERATIONS
                                                          ----------------------------------------
                                             NET ASSET       NET
                                               VALUE      INVESTMENT    NET REALIZED    TOTAL FROM
                                PERIOD       BEGINNING      INCOME      & UNREALIZED    INVESTMENT
         PORTFOLIO              ENDED        OF PERIOD      (LOSS)      GAIN (LOSS)     OPERATIONS
----------------------------   --------      ---------    ----------    ------------    ----------
AST American Century           06/30/02**     $12.17        $ 0.08         $(0.51)        $(0.43)
 International
   Growth(10)(11)              12/31/01        18.16          0.13          (4.83)         (4.70)
                               12/31/00        22.40          0.03          (3.45)         (3.42)
                               12/31/99        13.66         (0.04)          8.88           8.84
                               12/31/98        11.52          0.03           2.12           2.15
                               12/31/97(1)     10.00         (0.03)          1.55           1.52
AST Gabelli                    06/30/02**     $13.07        $ 0.01         $ 0.17         $ 0.18
 Small-Cap Value               12/31/01        13.02          0.04           0.84           0.88
                               12/31/00        11.39          0.10           2.23           2.33
                               12/31/99        11.44          0.08          (0.03)          0.05
                               12/31/98        12.88          0.09          (1.42)         (1.33)
                               12/31/97(1)     10.00          0.06           2.82           2.88
AST Marsico                    06/30/02**     $13.88        $(0.01)        $ 0.03         $ 0.02
 Capital Growth                12/31/01        18.10         (0.04)         (3.84)         (3.88)
                               12/31/00        21.63         (0.01)         (3.00)         (3.01)
                               12/31/99        14.20         (0.03)          7.48           7.45
                               12/31/98        10.03            --           4.17           4.17
                               12/31/97(2)     10.00          0.01           0.02           0.03
AST Cohen & Steers Realty      06/30/02**     $10.11        $ 0.14         $ 1.15         $ 1.29
                               12/31/01        10.18          0.50          (0.23)          0.27
                               12/31/00         8.36          0.32           1.78           2.10
                               12/31/99         8.41          0.33          (0.15)          0.18
                               12/31/98(3)     10.00          0.28          (1.87)         (1.59)
AST Goldman Sachs              06/30/02**     $15.55        $ 0.04         $ 1.03         $ 1.07
 Small-Cap Value               12/31/01        14.55          0.08           1.34           1.42
                               12/31/00        10.87          0.01           3.67           3.68
                               12/31/99         9.99         (0.03)          0.91           0.88
                               12/31/98(3)     10.00         (0.01)            --          (0.01)
AST Sanford Bernstein          06/30/02**     $11.14        $ 0.06         $(1.28)        $(1.22)
 Managed Index 500             12/31/01        12.63          0.11          (1.36)         (1.25)
                               12/31/00        14.96          0.10          (1.40)         (1.30)
                               12/31/99        12.78          0.08           2.56           2.64
                               12/31/98(3)     10.00          0.06           2.72           2.78
AST DeAM                       06/30/02**     $ 7.03        $   --         $(0.94)        $(0.94)
 Small-Cap Growth              12/31/01        11.72         (0.05)         (2.95)         (3.00)
                               12/31/00        15.59         (0.08)         (2.90)         (2.98)
                               12/31/99(4)     10.00         (0.05)          5.64           5.59
AST MFS Global Equity          06/30/02**     $ 9.21        $ 0.02         $(0.36)        $(0.34)
                               12/31/01        10.23          0.00          (1.02)         (1.02)
                               12/31/00        11.03          0.01          (0.79)         (0.78)
                               12/31/99(5)     10.00          0.01           1.02           1.03
AST MFS Growth(12)             06/30/02**     $ 8.27        $(0.01)        $(1.48)        $(1.49)
                               12/31/01        10.56         (0.01)         (2.28)         (2.29)
                               12/31/00        11.30          0.01          (0.75)         (0.74)
                               12/31/99(5)     10.00          0.01           1.29           1.30

----------------------------  ---------------------------------------

                                        LESS DISTRIBUTIONS
                              ---------------------------------------

                               FROM NET     FROM NET
                              INVESTMENT    REALIZED        TOTAL
         PORTFOLIO              INCOME       GAINS      DISTRIBUTIONS
----------------------------  ----------    --------    -------------
AST American Century            $   --       $   --        $   --
 International
   Growth(10)(11)                (0.08)       (1.21)        (1.29)
                                    --        (0.82)        (0.82)
                                    --        (0.10)        (0.10)
                                 (0.01)          --         (0.01)
                                    --           --            --
AST Gabelli                     $(0.06)      $(0.22)       $(0.28)
 Small-Cap Value                 (0.07)       (0.76)        (0.83)
                                 (0.07)       (0.63)        (0.70)
                                 (0.10)          --         (0.10)
                                 (0.05)       (0.06)        (0.11)
                                    --           --            --
AST Marsico                     $   --       $   --        $   --
 Capital Growth                     --        (0.34)        (0.34)
                                    --        (0.52)        (0.52)
                                 (0.01)       (0.01)        (0.02)
                                    --           --            --
                                    --           --            --
AST Cohen & Steers Realty       $(0.33)      $   --        $(0.33)
                                 (0.34)          --         (0.34)
                                 (0.28)          --         (0.28)
                                 (0.23)          --         (0.23)
                                    --           --            --
AST Goldman Sachs               $(0.06)      $(1.43)       $(1.49)
 Small-Cap Value                    --        (0.42)        (0.42)
                                    --           --            --
                                    --           --            --
                                    --           --            --
AST Sanford Bernstein           $(0.11)      $   --        $(0.11)
 Managed Index 500               (0.11)       (0.13)        (0.24)
                                 (0.08)       (0.95)        (1.03)
                                 (0.06)       (0.40)        (0.46)
                                    --           --            --
AST DeAM                        $   --       $   --        $   --
 Small-Cap Growth                   --        (1.69)        (1.69)
                                    --        (0.89)        (0.89)
                                    --           --            --
AST MFS Global Equity           $   --+      $   --        $   --+
                                    --           --            --
                                 (0.01)       (0.01)        (0.02)
                                    --           --            --
AST MFS Growth(12)              $   --       $   --        $   --
                                    --+          --            --+
                                    --           --            --
                                    --           --            --

--------------------------------------------------------------------------------
 (1) Commenced operations on January 2, 1997.
 (2) Commenced operations on December 22, 1997.
 (3) Commenced operations on January 2, 1998.
 (4) Commenced operations on January 4, 1999.
 (5) Commenced operations on October 18, 1999.
(10) Acquired AST American Century International Growth II Portfolio on September 21, 2001.
(11) Acquired AST Scudder Japan Portfolio on May 3, 2002.
(12) Acquired AST Alger Growth Portfolio on February 16, 2001.
* Includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements, for the years 1999, 2000, 2001 and for the period ended June 30, 2002.
**  Unaudited.
+  Amount represents less than a penny per share.

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $11.74      (3.53%)   $  497,424       117%          1.26%             1.26%              1.29%
      12.17     (27.27%)      518,126       176%          1.28%             1.28%              0.56%
      18.16     (16.10%)      332,504       126%          1.27%             1.27%             (0.04%)
      22.40      65.20%       154,226       112%          1.50%             1.50%             (0.32%)
      13.66      18.68%        77,733       220%          1.65%             1.65%              0.10%
      11.52      15.10%        33,125       171%          1.75%             1.75%             (0.58%)
     $12.97       1.41%    $  554,033        13%          1.09%             1.09%              0.13%
      13.07       6.98%       538,479        59%          1.08%             1.08%              0.54%
      13.02      21.86%       333,586        88%          1.12%             1.12%              0.87%
      11.39       0.58%       261,493        26%          1.11%             1.11%              0.64%
      11.44     (10.53%)      304,072        10%          1.11%             1.11%              0.93%
      12.88      28.80%     2,920,846         7%          1.16%             1.16%              1.20%
     $13.90       0.14%    $1,245,517        57%          1.07%             1.08%             (0.14%)
      13.88     (21.71%)    1,252,427       111%          1.06%             1.08%             (0.25%)
      18.10     (14.25%)    1,770,849       118%          1.04%             1.06%             (0.09%)
      21.63      52.58%     1,723,736       115%          1.08%             1.08%             (0.25%)
      14.20      41.59%       594,966       213%          1.11%             1.11%              0.16%
      10.03       0.30%         7,299         --          1.00%             1.00%              3.62%
     $11.07      13.07%    $  241,351        18%          1.25%             1.25%              4.89%
      10.11       2.85%       139,631        59%          1.21%             1.21%              5.01%
      10.18      26.19%       132,486        59%          1.28%             1.28%              5.21%
       8.36       2.26%        56,697        51%          1.27%             1.27%              4.95%
       8.41     (16.00%)       33,025        18%          1.30%             1.30%              5.02%
     $15.13       7.49%    $  608,651        57%          1.27%             1.27%              0.66%
      15.55       9.91%       432,511       159%          1.18%             1.18%              0.69%
      14.55      33.85%       227,759        67%          1.15%             1.15%             (0.13%)
      10.87       8.81%        74,192        85%          1.24%             1.24%             (0.36%)
       9.99      (0.10%)       41,788        58%          1.31%             1.31%             (0.21%)
     $ 9.81     (11.02%)   $  540,241        18%          0.83%             0.83%              0.93%
      11.14     (10.01%)      623,363        54%          0.77%             0.78%              0.95%
      12.63      (8.82%)      704,897        84%          0.78%             0.78%              0.84%
      14.96      21.23%       633,567       101%          0.79%             0.77%              0.74%
      12.78      27.90%       289,551       162%          0.80%             0.86%              1.07%
     $ 6.09     (13.37%)   $  427,665        65%          0.99%             1.14%              0.02%
       7.03     (28.43%)      537,324       196%          1.16%             1.17%             (0.64%)
      11.72     (20.95%)      791,839       136%          1.11%             1.13%             (0.67%)
      15.59      55.90%       841,984       133%          1.14%             1.14%             (0.67%)
     $ 8.87      (3.68%)   $   70,992        28%          1.40%             1.40%              0.45%
       9.21      (9.97%)       55,882        89%          1.50%             1.40%              0.02%
      10.23      (7.19%)       29,514       100%          1.56%             1.87%              0.08%
      11.03      10.40%         1,291       142%          1.75%             2.11%              0.75%
     $ 6.78     (18.02%)   $  703,169        88%          1.15%             1.15%             (0.34%)
       8.27     (21.68%)      974,397       210%          1.11%             1.11%             (0.12%)
      10.56      (6.53%)       82,051       243%          1.24%             1.24%              0.08%
      11.30      13.00%         4,868        60%          1.35%             1.35%              0.76%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------
                                                                    INCREASE (DECREASE) FROM
                                                                     INVESTMENT OPERATIONS
                                                             --------------------------------------
                                                 NET ASSET      NET
                                                   VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                    PERIOD       BEGINNING     INCOME     & UNREALIZED   INVESTMENT
            PORTFOLIO               ENDED        OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
---------------------------------  --------      ---------   ----------   ------------   ----------
AST MFS Growth with Income         06/30/02**     $ 8.89       $ 0.01        $(1.09)       $(1.08)
                                   12/31/01        10.53         0.03         (1.66)        (1.63)
                                   12/31/00        10.52         0.03         (0.01)         0.02
                                   12/31/99(5)     10.00         0.01          0.51          0.52
AST Alger All-Cap Growth(13)       06/30/02**     $ 5.70       $(0.02)       $(1.20)       $(1.22)
                                   12/31/01         6.84        (0.02)        (1.12)        (1.14)
                                   12/31/00(6)     10.00           --         (3.16)        (3.16)
AST Janus Mid-Cap Growth           06/30/02**     $ 3.97       $(0.01)       $(0.75)       $(0.76)
                                   12/31/01         6.64        (0.03)        (2.64)        (2.67)
                                   12/31/00(7)     10.00         0.01         (3.37)        (3.36)
AST Federated Aggressive Growth    06/30/02**     $ 7.22       $(0.04)       $(1.27)       $(1.31)
                                   12/31/01         9.10        (0.03)        (1.85)        (1.88)
                                   12/31/00(8)     10.00         0.01         (0.91)        (0.90)
AST Gabelli All-Cap Value(14)      06/30/02**     $ 9.86       $ 0.02        $(1.28)       $(1.26)
                                   12/31/01        10.09         0.04         (0.25)        (0.21)
                                   12/31/00(8)     10.00         0.03          0.06          0.09
AST DeAM Large-Cap Value           06/30/02**     $ 9.30       $ 0.01        $(0.50)       $(0.49)
                                   12/31/01         9.85         0.01         (0.55)        (0.54)
                                   12/31/00(8)     10.00         0.03         (0.18)        (0.15)
AST Lord Abbett Bond-Debenture     06/30/02**     $10.45       $ 0.32        $(0.52)       $(0.20)
                                   12/31/01        10.15         0.39         (0.08)         0.31
                                   12/31/00(8)     10.00         0.02          0.13          0.15
AST Alliance/Bernstein             06/30/02**     $ 9.71       $ 0.03        $(1.55)       $(1.52)
  Growth + Value                   12/31/01(9)     10.00         0.01         (0.30)        (0.29)
AST Sanford Bernstein              06/30/02**     $10.14       $ 0.08        $(0.49)       $(0.41)
  Core Value                       12/31/01(9)     10.00         0.04          0.10          0.14
AST DeAM Bond                      06/30/02**(15)  $10.00      $ 0.04        $ 0.18        $ 0.22
AST DeAM Large-Cap Growth          06/30/02**(15)  $10.00      $   --+       $(1.29)       $(1.29)
AST DeAM Small-Cap Value           06/30/02**(15)  $10.00      $ 0.01        $(0.45)       $(0.46)

---------------------------------  -------------------------------------

                                            LESS DISTRIBUTIONS
                                   -------------------------------------

                                    FROM NET    FROM NET
                                   INVESTMENT   REALIZED       TOTAL
            PORTFOLIO                INCOME      GAINS     DISTRIBUTIONS
---------------------------------  ----------   --------   -------------
AST MFS Growth with Income           $(0.03)     $   --       $(0.03)
                                      (0.01)         --        (0.01)
                                      (0.01)         --        (0.01)
                                         --          --           --
AST Alger All-Cap Growth(13)         $   --      $   --       $   --
                                         --          --           --
                                         --          --           --
AST Janus Mid-Cap Growth             $   --      $   --       $   --
                                         --+         --           --+
                                         --          --           --
AST Federated Aggressive Growth      $   --      $(0.04)      $(0.04)
                                         --+         --           --+
                                         --          --           --
AST Gabelli All-Cap Value(14)        $(0.06)     $   --       $(0.06)
                                      (0.01)      (0.01)       (0.02)
                                         --          --           --
AST DeAM Large-Cap Value             $(0.03)     $   --       $(0.03)
                                      (0.01)         --        (0.01)
                                         --          --           --
AST Lord Abbett Bond-Debenture       $(0.41)     $   --       $(0.41)
                                      (0.01)         --        (0.01)
                                         --          --           --
AST Alliance/Bernstein               $(0.01)     $(0.04)      $(0.05)
  Growth + Value                         --          --           --
AST Sanford Bernstein                $(0.03)     $   --       $(0.03)
  Core Value                             --          --           --
AST DeAM Bond                        $   --      $   --       $   --
AST DeAM Large-Cap Growth            $   --      $   --       $   --
AST DeAM Small-Cap Value             $   --      $   --       $   --

--------------------------------------------------------------------------------

 (1) Annualized.

 (5) Commenced operations on October 18, 1999.

 (6) Commenced operations on January 3, 2000.

 (7) Commenced operations on May 1, 2001.

 (8) Commenced operations on October 23, 2001.

 (9) Commenced operations on May 1, 2001.

(13) Acquired AST Alger Mid-Cap Growth Portfolio on February 16, 2001.

(14) Acquired AST Kinetics Internet Portfolio on May 3, 2002.

(15) Commenced operations on May 1, 2002.

* Includes commissions received by American Skandia Marketing, Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements, for the years 1999, 2000, 2001 and for the period ended June 30, 2002.

** Unaudited.

+  Amount represents less than a penny per share.

See Notes to Financial Statements.

 -----------------------------------------------------------------------------------------------------
                                                         RATIOS OF EXPENSES
                     SUPPLEMENTAL DATA                 TO AVERAGE NET ASSETS*
             ----------------------------------   --------------------------------
 NET ASSET                                        AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
   VALUE              NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
    END      TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
 OF PERIOD   RETURN    (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT       NET ASSETS
 ---------   ------   -------------   ---------   --------------   ---------------   -----------------
  $ 7.78     (12.14%)   $ 95,535         29%           1.18%            1.18%               0.29%
    8.89     (15.46%)    108,714         99%           1.11%            1.11%               0.42%
   10.53       0.19%      77,618         62%           1.23%            1.26%               0.34%
   10.52       5.20%       8,757          6%           1.23%            1.23%               1.45%
  $ 4.48     (21.40%)   $494,817         94%           1.23%            1.23%              (0.66%)
    5.70     (16.67%)    743,059        150%           1.20%            1.20%              (0.37%)
    6.84     (31.60%)    205,079        123%           1.24%            1.24%              (0.05%)
  $ 3.21     (19.14%)   $ 61,830         59%           1.36%            1.36%              (0.71%)
    3.97     (40.17%)     71,039        203%           1.34%            1.34%              (0.63%)
    6.64     (33.60%)     65,098         55%           1.28%            1.28%               0.18%
  $ 5.87     (18.18%)   $ 22,850        151%           1.33%            1.37%              (1.00%)
    7.22     (20.61%)     49,489        244%           1.35%            1.78%              (0.84%)
    9.10      (9.00%)      1,938         49%           1.35%            7.22%               2.67%
  $ 8.54     (12.85%)   $142,115         16%           1.18%            1.18%               0.53%
    9.86      (2.18%)    158,886         68%           1.20%            1.20%               0.89%
   10.09       0.90%      14,165         31%           1.45%            1.59%               2.71%
  $ 8.78      (5.27%)   $139,148        121%           1.21%            1.27%               0.43%
    9.30      (5.53%)     45,357        134%           1.35%            1.35%               0.51%
    9.85      (1.50%)      6,351          1%           1.35%            2.41%               3.39%
  $ 9.84      (1.89%)   $ 85,121         34%           1.04%            1.04%               7.28%
   10.45       3.04%      62,456        102%           1.10%            1.10%               7.23%
   10.15       1.50%       6,783          9%           1.20%            3.07%               4.39%
  $ 8.14     (15.80%)   $ 33,895         18%           1.14%            1.14%               0.54%
    9.71      (2.80%)     34,007         95%           1.35%            1.45%               0.46%
  $ 9.70      (4.04%)   $ 77,501         25%           1.01%            1.01%               1.30%
   10.14       1.40%      44,100         25%           1.15%            1.15%               1.36%
  $10.22       2.20%    $147,852         87%           0.92%            1.07%               3.39%
  $ 8.71     (12.90%)   $ 84,635         17%           0.98%            1.08%               0.23%
  $ 9.56      (4.50%)   $  8,276         22%           1.15%            1.34%               1.02%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2002, issued 41 classes of shares of beneficial interest: AST Strong International Equity Portfolio ("International Equity"), AST Alliance Growth and Income Portfolio ("Growth and Income"), AST JanCap Growth Portfolio ("JanCap Growth"), AST Money Market Portfolio ("Money Market"), AST Neuberger Berman Mid-Cap Value Portfolio ("Mid-Cap Value"), AST DeAM Global Allocation Portfolio ("Global Allocation") (formerly, AST AIM Balanced Portfolio), AST Federated High Yield Portfolio ("High Yield"), AST T. Rowe Price Asset Allocation Portfolio ("Asset Allocation"), AST PIMCO Total Return Bond Portfolio ("Total Return Bond"), AST INVESCO Equity Income Portfolio ("Equity Income"), AST PBHG Small-Cap Growth Portfolio ("PBHG Small-Cap Growth"), AST T. Rowe Price Global Bond Portfolio ("Global Bond"), AST Neuberger Berman Mid-Cap Growth Portfolio ("Neuberger Mid-Cap Growth"), AST DeAM International Equity Portfolio ("International Equity") (formerly, AST Founders Passport Portfolio), AST T. Rowe Price Natural Resources Portfolio ("Natural Resources"), AST PIMCO Limited Maturity Bond Portfolio ("Limited Maturity Bond"), AST Alliance Growth Portfolio ("Alliance Growth"), AST Janus Overseas Growth Portfolio ("Overseas Growth"), AST American Century Income & Growth Portfolio ("Income & Growth"), AST American Century Strategic Balanced Portfolio ("Strategic Balanced"), AST American Century International Growth Portfolio ("International Growth"), AST Gabelli Small-Cap Value Portfolio ("Gabelli Small-Cap Value"), AST Marsico Capital Growth Portfolio ("Capital Growth"), AST Cohen & Steers Realty Portfolio ("Realty"), AST Goldman Sachs Small-Cap Value Portfolio ("Goldman Sachs Small-Cap Value"), AST Sanford Bernstein Managed Index 500 Portfolio ("Managed Index 500"), AST DeAM Small-Cap Growth Portfolio ("DeAM Small-Cap Growth"), AST MFS Global Equity Portfolio ("Global Equity"), AST MFS Growth Portfolio ("MFS Growth"), AST MFS Growth with Income Portfolio ("Growth with Income"), AST Alger All-Cap Growth Portfolio ("All-Cap Growth"), AST Janus Mid-Cap Growth Portfolio ("Janus Mid-Cap Growth"), AST Federated Aggressive Growth Portfolio ("Aggressive Growth"), AST Gabelli All-Cap Value Portfolio ("All-Cap Value"), AST DeAM Large-Cap Value Portfolio ("Large-Cap Value") (formerly, AST Janus Strategic Value Portfolio), AST Lord Abbett Bond-Debenture Portfolio ("Bond-Debenture"), AST Alliance/Bernstein Growth + Value Portfolio ("Growth + Value"), AST Sanford Bernstein Core Value Portfolio ("Core Value"), AST DeAM Large-Cap Growth Portfolio ("Large-Cap Growth"), AST DeAM Small-Cap Value Portfolio ("DeAM Small-Cap Value"), and AST DeAM Bond Portfolio ("Bond") (collectively the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles in the United States of America, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. At June 30, 2002, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

--------------------------------------------------------------------------------

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Swap Agreements

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a

--------------------------------------------------------------------------------

"notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Securities Loans

Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high quality, short-term instruments with a maturity date not to exceed 397 days. At June 30, 2002, the market value of the invested collateral and market value of securities on loan are summarized as follows:

                                    INSTITUTIONAL    FLOATING RATE                         TOTAL       MARKET VALUE
                                    MONEY MARKET       NOTES AND                       MARKET VALUE    OF SECURITIES
PORTFOLIO                               TRUST       COMMERCIAL PAPER   TIME DEPOSITS   OF COLLATERAL      ON LOAN
---------                           -------------   ----------------   -------------   -------------   -------------
Growth and Income.................  $124,358,557      $50,616,563       $15,974,829    $190,949,949    $175,293,740
JanCap Growth.....................   179,478,473       12,068,673        12,805,629     204,352,775     192,783,259
Mid-Cap Value.....................    65,458,711       76,397,980         3,130,710     144,987,401     140,750,717
Asset Allocation..................    18,457,664       10,116,207           576,373      29,150,244      27,821,388
Equity Income.....................   101,822,251       38,258,855         1,582,647     141,663,754     137,596,722
PBHG Small-Cap Growth.............    39,136,546       18,672,747           246,091      58,055,384      56,293,869
Neuberger Mid-Cap Growth..........    76,794,727       52,281,586         7,235,589     136,311,902     132,373,509
Natural Resources.................    36,684,377       22,103,382         1,358,845      60,146,604      58,323,599
Alliance Growth...................    32,194,555       11,264,908           570,992      44,030,455      42,261,707

--------------------------------------------------------------------------------

                                    INSTITUTIONAL    FLOATING RATE                         TOTAL       MARKET VALUE
                                    MONEY MARKET       NOTES AND                       MARKET VALUE    OF SECURITIES
PORTFOLIO                               TRUST       COMMERCIAL PAPER   TIME DEPOSITS   OF COLLATERAL      ON LOAN
---------                           -------------   ----------------   -------------   -------------   -------------
Income & Growth...................  $ 30,640,646      $22,956,350       $   758,103    $ 54,355,099    $ 52,690,145
Strategic Balanced................    17,436,281        6,832,833           137,942      24,407,056      23,687,172
Gabelli Small-Cap Value...........    54,845,766       15,679,782           442,307      70,967,856      64,795,577
Capital Growth....................   108,481,083       45,466,382         7,762,873     161,710,338     160,208,536
Realty............................    24,347,236        6,542,200                --      30,889,436      25,857,965
Goldman Sachs Small-Cap Value.....    72,993,788       24,480,926         1,402,151      98,876,865      96,320,106
Managed Index 500.................    30,923,719       19,919,347           638,847      51,481,913      49,878,579
DeAM Small-Cap Growth.............    52,567,328        7,577,272         1,099,528      61,244,128      50,529,825
MFS Growth........................    54,509,980       38,422,629         9,386,604     102,319,213      98,974,914
Growth with Income................    11,534,867        4,718,165           148,005      16,401,037      15,890,292
All-Cap Growth....................    71,875,948       70,545,335         4,635,695     147,056,977     139,272,274
Janus Mid-Cap Growth..............    14,146,440        5,868,055           183,823      20,198,318      19,515,841
All-Cap Value.....................    21,641,057        5,474,703           190,832      27,306,592      24,326,660
Large-Cap Value...................    13,337,600        9,852,944           354,476      23,545,020      22,978,140
Bond-Debenture....................     4,649,750               --                --       4,649,750       4,251,563
Growth + Value....................     5,553,300        3,388,705           132,752       9,074,757       8,139,484
Core Value........................    11,114,229        4,861,246           160,057      16,135,532      14,237,992

As of June 30, 2002, the yield for Institutional Money Market Trust was 1.99%; maturity dates for floating rate notes and commercial paper ranged from 07/01/02 to 11/14/02 with yields ranging from 1.87% to 2.25%; and the maturity date for time deposits was 07/01/02 with a yield of 1.625%.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Expenses

Each Portfolio is charged for expenses that are directly attributable to it. Common expenses of the Trust are allocated to the Portfolios in proportion to their net assets.

Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Net realized gains from

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investment transactions, if any, are distributed at least annually.
Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios:
Strong Capital Management, Inc. for International Equity; Alliance Capital Management L.P. for Growth and Income and Alliance Growth; Janus Capital Management LLC for JanCap Growth, Overseas Growth and Janus Mid-Cap Growth; Wells Fargo Capital Management, Inc. for Money Market; Neuberger Berman Management, Inc. for Mid-Cap Value and Neuberger Mid-Cap Growth; Deutsche Asset management, Inc for Global Allocation, International Equity, DeAM Small-Cap Growth, Large-Cap Value, Large-Cap Growth, DeAM Small-Cap Value and Bond; Federated Investment Counseling for High Yield and Aggressive Growth; T. Rowe Price Associates, Inc. for Asset Allocation and Natural Resources; Pacific Investment Management Company LLC for Total Return Bond and Limited Maturity Bond; INVESCO Funds Group, Inc. for Equity Income; Pilgrim Baxter & Associates, Ltd. for PBHG Small-Cap Growth; T. Rowe Price International, Inc. for Global Bond; American Century Investment Management, Inc. for Income & Growth, Strategic Balanced and International Growth; GAMCO Investors, Inc. for Gabelli Small-Cap Value and All-Cap Value; Marsico Capital Management, LLC for Capital Growth; Cohen & Steers Capital Management, Inc. for Realty; Goldman Sachs Asset Management for Goldman Sachs Small-Cap Value; Sanford C. Bernstein & Co., LLC for Managed Index 500 and Core Value; Massachusetts Financial Services Company for Global Equity, MFS Growth, and Growth with Income; Fred Alger Management, Inc. for All-Cap Growth; Lord Abbett & Co. for Bond-Debenture; and Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., LLC co-manager Growth + Value.

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average daily net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable to the Portfolios by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

                                                              ADVISORY FEES    EXPENSE LIMITATIONS
                                                              -------------    -------------------
International Equity........................................      1.00%               1.75%
Growth and Income...........................................      0.75%               1.25%
JanCap Growth...............................................      0.90%               1.35%
Money Market................................................      0.50%               0.65%
Mid-Cap Value...............................................      0.90%               1.25%
Global Allocation...........................................      0.10%               0.35%
High Yield..................................................      0.75%               1.15%
Asset Allocation............................................      0.85%               1.25%
Total Return Bond...........................................      0.65%               1.05%
Equity Income...............................................      0.75%               1.20%

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

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
                                                              ADVISORY FEES    EXPENSE LIMITATIONS
                                                              -------------    -------------------
PBHG Small-Cap Growth.......................................      0.90%               1.30%
Global Bond.................................................      0.80%               1.75%
Neuberger Mid-Cap Growth....................................      0.90%               1.25%
International Equity........................................      1.00%               1.50%
Natural Resources...........................................      0.90%               1.35%
Limited Maturity Bond.......................................      0.65%               1.05%
Alliance Growth.............................................      0.90%               1.45%
Overseas Growth.............................................      1.00%               1.75%
Income & Growth.............................................      0.75%               1.25%
Strategic Balanced..........................................      0.85%               1.25%
International Growth........................................      1.00%               1.75%
Gabelli Small-Cap Value.....................................      0.90%               1.30%
Capital Growth..............................................      0.90%               1.35%
Realty......................................................      1.00%               1.45%
Goldman Sachs Small-Cap Value...............................      0.95%               1.35%
Managed Index 500...........................................      0.60%               0.80%
DeAM Small-Cap Growth.......................................      0.95%               1.35%
Global Equity...............................................      1.00%               1.75%
MFS Growth..................................................      0.90%               1.35%
Growth with Income..........................................      0.90%               1.35%
All-Cap Growth..............................................      0.95%               1.45%
Janus Mid-Cap Growth........................................      1.00%               1.35%
Aggressive Growth...........................................      0.95%               1.35%
All-Cap Value...............................................      0.95%               1.45%
Large-Cap Value.............................................      0.85%               0.99%
Bond-Debenture..............................................      0.80%               1.20%
Growth + Value..............................................      0.90%               1.35%
Core Value..................................................      0.75%               1.25%
Bond........................................................      0.85%               0.99%
Large-Cap Growth............................................      0.85%               0.99%
DeAM Small-Cap Value........................................      0.95%               1.15%

The advisory fee for International equity reduces to a rate of 0.85% for average daily net assets in excess of $75 million, for Mid-Cap Value, Neuberger Mid-Cap Growth and Alliance Growth reduces to a rate of 0.85% for average daily net assets in excess of $1 billion, and for DeAM Small-Cap Growth reduces to a rate of 0.90% for average daily net assets in excess of $1 billion. During the period ended June 30, 2002, the Investment Manager has voluntarily waived advisory fees from Money Market equal to 0.05% of the average net assets, and 0.05% of the average daily net assets in excess of $1 billion from Growth and Income, JanCap Growth, Total Return Bond, Equity Income and Capital Growth. From May 1, 2002 to June 30, 2002, the Investment Manager has voluntarily waived advisory fees from Large-Cap Value

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and Large-Cap Growth equal to 0.10% of the average net assets, and DeAM
Small-Cap Value equal to 0.15% of the average net assets. Also, JanCap Growth and Money Market the Investment manager has voluntarily agreed to reimburse certain operating expense in excess of 1.33% and 0.60%, respectively.

On May 1, 2002, Deutsche Asset Management, Inc. became the Sub-advisor to AST DeAM Global Allocation Portfolio (formerly AST AIM Balanced Portfolio), AST DeAM International Equity Portfolio (formerly AST Founders Passport Portfolio) and AST DeAM Large-Cap Value Portfolio (formerly AST Janus Strategic Value Portfolio). On July 1, 2002, pursuant to Rule 35d-1 under the Investment Company Act of 1940, the AST INVESCO Equity Income Portfolio name changed to AST INVESCO Capital Income Portfolio. The investment objective of the Portfolio remains the same. Also, the AST Goldman Sachs Small-Cap Value Portfolio was closed to new investors.

The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of variable contracts, the premiums for which are invested in shares of the Trust. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Portfolios are unaffected by these commissions. For the period ended June 30, 2002, commissions received by ASMI totaled $6,828,506.

The Trust has entered into an agreement with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4.  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios are determined in accordance with both tax regulations and generally accepted accounting principles in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.
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Capital Loss Carryforwards

At December 31, 2001, the following Portfolios had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                               EXPIRATION DECEMBER 31,
                                               --------------------------------------------------------
                                                  AMOUNT         2007           2008           2009
                                               ------------   -----------   ------------   ------------
International Equity.........................  $100,807,480   $        --   $         --   $100,807,480
JanCap Growth................................   621,184,395            --    156,116,090    465,068,305
Global Allocation............................    48,658,122            --     13,319,609     35,338,513
High Yield...................................    83,376,362     3,784,924     17,797,820     61,793,618
Equity Income................................    39,530,300            --             --     39,530,300
PBHG Small-Cap Growth........................   158,264,008            --             --    158,264,008
Global Bond..................................     1,805,921       185,235      1,620,686             --
Neuberger Mid-Cap Growth.....................   270,207,817            --             --    270,207,817
International Equity.........................   154,522,032            --     47,048,529    107,473,503
Alliance Growth..............................   134,760,953            --             --    134,760,953
Overseas Growth..............................    93,867,622            --             --     93,867,622
Income & Growth..............................    42,643,863            --      9,602,531     33,041,332
Strategic Balanced...........................     6,031,874            --             --      6,031,874
International Growth (See note 8)............   183,444,932            --             --    183,444,932
Capital Growth...............................   224,359,016            --             --    224,359,016
Realty.......................................     1,866,473     1,391,407             --        475,066
Managed Index 500............................    59,806,425            --             --     59,806,425
DeAM Small-Cap Growth........................   248,944,748            --             --    248,944,748
Global Equity................................     2,128,439            --        102,870      2,025,569
MFS Growth...................................   272,637,819         1,705        992,449    271,643,665
Growth with Income...........................    12,147,738         1,855        303,576     11,842,307
All-Cap Growth...............................   271,136,802            --     62,422,141    208,714,661
Janus Mid-Cap Growth.........................    59,510,068            --        279,129     59,230,939
All-Cap Value (See note 8)...................     2,209,183            --             --      2,209,183
Strategic Value..............................     3,927,079            --             --      3,927,079
Bond-Debenture...............................       263,688            --             --        263,688
Core Value...................................       204,766            --             --        204,766

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

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5.  PORTFOLIO SECURITIES

Purchases and sales of securities, other than short-term obligations, during the period ended June 30, 2002, were as follows ($ in thousands):

                                                      U.S. GOVERNMENT SECURITIES      OTHER SECURITIES
                                                      --------------------------    ---------------------
                                                       PURCHASES        SALES       PURCHASES     SALES
                                                      -----------    -----------    ---------    --------
International Equity................................  $       --     $       --     $107,970     $136,218
Growth and Income...................................          --             --      710,994      693,569
JanCap Growth.......................................          --             --      521,114      933,696
Mid-Cap Value.......................................          --             --      576,891      536,246
Global Allocation...................................          --         53,932      578,807      567,965
High Yield..........................................          --             --      159,796      127,939
Asset Allocation....................................      81,700         86,100      118,016      118,498
Total Return Bond...................................   2,188,308      2,596,148      436,569      198,358
Equity Income.......................................       1,057          3,090      140,052      196,106
PBHG Small-Cap Growth...............................          --             --      256,862      307,037
Global Bond.........................................      84,492         76,537       97,138       86,400
Neuberger Mid-Cap Growth............................          --             --      225,657      238,775
International Equity................................          --             --      435,898      418,154
Natural Resources...................................          --             --       66,762       29,372
Limited Maturity Bond...............................   1,118,048      1,277,387       99,511      153,071
Alliance Growth.....................................          --             --       97,313      120,776
Overseas Growth.....................................          --             --      137,885      216,924
Income & Growth.....................................          --             --      123,361      139,195
Strategic Balanced..................................      25,650         26,339      111,705      102,634
International Growth................................          --             --      590,935      570,893
Gabelli Small-Cap Value.............................          --             --       67,200       62,629
Capital Growth......................................          --             --      753,613      707,313
Realty..............................................          --             --       97,202       31,900
Goldman Sachs Small-Cap Value.......................          --             --      457,124      311,189
Managed Index 500...................................          --             --      105,646      105,833
DeAM Small-Cap Growth...............................       2,006         36,160      299,468      290,789
Global Equity.......................................          --             --       37,902       17,338
MFS Growth..........................................          --             --      745,373      846,374
Growth with Income..................................          --             --       35,903       28,747
All-Cap Growth......................................          --             --      584,058      678,731
Janus Mid-Cap Growth................................          --             --       44,581       34,034
Aggressive Growth...................................          --             --       48,261       60,086
All-Cap Value.......................................          --             --       57,516       24,078
Large-Cap Value.....................................          --             --      202,610       89,105

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

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
                                                      U.S. GOVERNMENT SECURITIES      OTHER SECURITIES
                                                      --------------------------    ---------------------
                                                       PURCHASES        SALES       PURCHASES     SALES
                                                      -----------    -----------    ---------    --------
Bond-Debenture......................................  $    1,028     $       --     $ 53,782     $ 23,894
Growth + Value......................................          --             --       13,272        6,191
Core Value..........................................          --             --       50,283       14,170
Bond................................................     203,262        115,467       70,510       16,379
Large-Cap Growth....................................          --             --      106,384       14,251
DeAM Small-Cap Value................................          20             --        9,689        1,655

At June 30, 2002, the cost and unrealized appreciation and depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows ($ in thousands):

                                                                 GROSS            GROSS         NET UNREALIZED
                                                AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION
                                                   COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                ----------    ------------    --------------    --------------
International Equity..........................  $  364,564      $ 27,020        $ (24,055)        $   2,965
Growth and Income.............................   1,782,247        81,393         (322,222)         (240,829)
JanCap Growth.................................   1,959,668        37,004         (307,742)         (270,738)
Mid-Cap Value.................................     988,814        86,362          (32,539)           53,823
Global Allocation.............................     391,754         3,148          (24,639)          (21,491)
High Yield....................................     605,878        12,402         (138,536)         (126,134)
Asset Allocation..............................     322,576        23,031          (28,831)           (5,800)
Total Return Bond.............................   2,098,759        30,778          (35,319)           (4,541)
Equity Income.................................     865,460        92,675          (85,269)            7,406
PBHG Small-Cap Growth.........................     341,331        35,447          (35,106)              341
Global Bond...................................     128,672         5,333             (785)            4,548
Neuberger Mid-Cap Growth......................     393,927        34,705          (48,075)          (13,370)
International Equity..........................     176,298         2,433           (9,686)           (7,253)
Natural Resources.............................     169,825        22,196           (8,705)           13,491
Limited Maturity Bond.........................     829,331        12,208           (6,091)            6,117
Alliance Growth...............................     390,820        10,969          (61,803)          (50,834)
Overseas Growth...............................     481,634        49,549          (68,998)          (19,449)
Income & Growth...............................     360,129        20,306          (65,690)          (45,384)
Strategic Balanced............................     204,655         6,752          (18,506)          (11,754)
International Growth..........................     491,408        30,645          (12,072)           18,573
Gabelli Small-Cap Value.......................     493,565        74,534          (65,631)            8,903
Capital Growth................................   1,113,536       194,978          (32,134)          162,844
Realty........................................     221,505        20,288             (844)           19,444
Goldman Sachs Small-Cap Value.................     557,189        61,166          (18,412)           42,754
Managed Index 500.............................     620,501        41,310         (122,856)          (81,546)
DeAM Small-Cap Growth.........................     437,999        29,345          (58,933)          (29,588)

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

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
                                                                 GROSS            GROSS         NET UNREALIZED
                                                AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION
                                                   COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                                ----------    ------------    --------------    --------------
Global Equity.................................  $   74,465      $  3,976        $  (5,685)        $  (1,709)
MFS Growth....................................     760,657        24,284          (79,088)          (54,804)
Growth with Income............................     103,115         3,652          (11,781)           (8,129)
All-Cap Growth................................     527,963        23,844          (59,964)          (36,120)
Janus Mid-Cap Growth..........................      68,359         2,939           (9,611)           (6,672)
Aggressive Growth.............................      25,586         1,015           (3,949)           (2,934)
All-Cap Value.................................     171,739        10,304          (35,977)          (25,673)
Large-Cap Value...............................     146,007         1,188          (12,059)          (10,871)
Bond-Debenture................................      86,845         1,444           (5,494)           (4,050)
Growth + Value................................      36,949         2,062           (5,811)           (3,749)
Core Value....................................      81,669         3,516           (7,259)           (3,743)
Bond..........................................     143,169         1,664             (138)            1,526
Large-Cap Growth..............................      89,296           202          (10,682)          (10,480)
DeAM Small-Cap Value..........................       7,968           270             (380)             (110)

6.  WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the year ended June 30, 2002, were as follows:

                                                        TOTAL RETURN BOND           LIMITED MATURITY
                                                     ------------------------    ----------------------
                                                     NUMBER OF                   NUMBER OF
                                                     CONTRACTS      PREMIUM      CONTRACTS     PREMIUM
                                                     ---------    -----------    ---------    ---------
Balance at beginning of period.....................    9,726      $ 8,851,014       373       $ 228,473
Written............................................    7,384        7,270,409        --              --
Expired............................................   (7,810)      (4,791,710)     (373)       (228,473)
Exercised..........................................       --               --        --              --
Closed.............................................   (3,083)      (2,168,916)       --              --
                                                      ------      -----------      ----       ---------
Balance at end of period...........................    6,217      $ 9,160,797        --       $      --
                                                      ======      ===========      ====       =========

At June 30, 2002, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

7.  LINE OF CREDIT

The Portfolios and other affiliated funds participate in a $175 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of

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

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0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. For the period ended June 30, 2002, there were no borrowings under the agreement, by the Trust.

8.  ACQUISITION OF PORTFOLIOS

On May 3, 2002, AST American Century International Growth Portfolio and AST Gabelli All-Cap Value Portfolio acquired the net assets of AST Scudder Japan Portfolio and AST Kinetics Internet Portfolio, respectively, pursuant to a plan of reorganization approved on April 25, 2002 by the shareholders of the acquired Portfolios. The acquisitions were deemed to be taxable and resulted in the exchange of 349,680 shares of AST American Century International Growth Portfolio exchanged for 775,435 shares of AST Scudder Japan Portfolio, and 426,114 shares of AST Gabelli All-Cap Value Portfolio exchanged for 512,859 shares of AST Kinetics Internet Portfolio. AST Scudder Japan Portfolio's net assets of $4,250,502 were combined with AST American Century International Portfolio's net assets of $530,740,572 aggregating net assets of $534,991,074 immediately after the acquisition. AST Kinetics Internet Portfolio's net assets of $4,155,175 were combined with AST Gabelli All-Cap Value Portfolio's net assets of $170,507,381 aggregating net assets of $174,662,556 immediately after the acquisition. Since the acquisitions were considered to be taxable, the securities held by AST Scudder Japan Portfolio and AST Kinetics Internet Portfolio were marked to market on May 3, 2002 creating market values of $4,941,890 and $2,656,149, respectively, and net realized losses of $665,576 and $317,579, respectively. These market values represent the cost basis of the securities acquired by AST American Century International Growth Portfolio and AST Gabelli All-Cap Value Portfolio, respectively.

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